UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05628

Name of Registrant:	Vanguard Malvern Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2023—March 31, 2024

Item 1: Reports to Shareholders

Semiannual Report   |   March 31, 2024
Vanguard Short-Term Inflation-Protected Securities Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	19
Liquidity Risk Management	21

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2024
	Beginning Account Value 9/30/2023	Ending Account Value 3/31/2024	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Inflation-Protected Securities Index Fund
Investor Shares	$1,000.00	$1,033.30	$0.71
ETF Shares	1,000.00	1,034.00	0.20
Admiral™ Shares	1,000.00	1,033.70	0.31
Institutional Shares	1,000.00	1,034.20	0.20
Based on Hypothetical 5% Yearly Return
Short-Term Inflation-Protected Securities Index Fund
Investor Shares	$1,000.00	$1,024.30	$0.71
ETF Shares	1,000.00	1,024.80	0.20
Admiral Shares	1,000.00	1,024.70	0.30
Institutional Shares	1,000.00	1,024.80	0.20
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.04% for ETF Shares, 0.06% for Admiral Shares and 0.04% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).
2

Short-Term Inflation-Protected Securities Index Fund
Distribution by Stated Maturity
As of March 31, 2024
Under 1 Year	20.9%
1 - 2 Years	19.6
2 - 3 Years	18.2
3 - 4 Years	20.2
4 - 5 Years	21.1
The table reflects the fund’s investments, except for short-term investments.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Short-Term Inflation-Protected Securities Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.7%)
U.S. Government Securities (99.7%)
United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	1,659,581	1,659,840
United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	2,678,362	2,678,780
United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	2,394,448	2,378,361
United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	2,449,952	2,407,461
United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	1,671,209	1,669,120
United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	1,959,108	1,909,824
United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	2,689,643	2,629,547
United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	2,384,582	2,313,417
United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	2,263,517	2,197,733
United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	1,080,160	1,074,928
United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	1,838,344	1,760,502
United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	2,256,779	2,162,277
United States Treasury Inflation Indexed Bonds	0.125%	10/15/26	2,548,788	2,430,907
United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	2,101,381	2,003,863
United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	1,044,023	1,052,179
United States Treasury Inflation Indexed Bonds	0.125%	4/15/27	2,603,670	2,452,739
United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	2,317,413	2,205,164
United States Treasury Inflation Indexed Bonds	1.625%	10/15/27	2,610,968	2,586,082
United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	2,366,004	2,239,201
United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	982,177	974,196
United States Treasury Inflation Indexed Bonds	1.250%	4/15/28	2,578,361	2,505,441
United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	1,005,334	1,068,638
United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	2,061,988	1,970,487
United States Treasury Inflation Indexed Bonds	2.375%	10/15/28	2,653,262	2,716,277
United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	1,768,660	1,686,860
United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	906,711	931,504
Total U.S. Government and Agency Obligations (Cost $53,459,233)				51,665,328
4

Short-Term Inflation-Protected Securities Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund (Cost $66,980)	5.407%	669,916	66,978
Total Investments (99.8%) (Cost $53,526,213)				51,732,306
Other Assets and Liabilities—Net (0.2%)				112,086
Net Assets (100%)				51,844,392
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Short-Term Inflation-Protected Securities Index Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $53,459,233)	51,665,328
Affiliated Issuers (Cost $66,980)	66,978
Total Investments in Securities	51,732,306
Investment in Vanguard	1,565
Receivables for Accrued Income	139,165
Receivables for Capital Shares Issued	47,501
Total Assets	51,920,537
Liabilities
Due to Custodian	15
Payables for Investment Securities Purchased	62,378
Payables for Capital Shares Redeemed	12,062
Payables for Distributions	609
Payables to Vanguard	1,081
Total Liabilities	76,145
Net Assets	51,844,392
6

Short-Term Inflation-Protected Securities Index Fund
Statement of Assets and Liabilities (continued)
At March 31, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	54,598,244
Total Distributable Earnings (Loss)	(2,753,852)
Net Assets	51,844,392

Investor Shares—Net Assets
Applicable to 122,493 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,936
Net Asset Value Per Share—Investor Shares	$23.97

ETF Shares—Net Assets
Applicable to 228,883,077 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,953,947
Net Asset Value Per Share—ETF Shares	$47.86

Admiral Shares—Net Assets
Applicable to 845,638,528 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,294,352
Net Asset Value Per Share—Admiral Shares	$24.00

Institutional Shares—Net Assets
Applicable to 857,476,879 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,593,157
Net Asset Value Per Share—Institutional Shares	$24.02

See accompanying Notes, which are an integral part of the Financial Statements.
7

Short-Term Inflation-Protected Securities Index Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Interest[1]	423,288
Total Income	423,288
Expenses
The Vanguard Group—Note B
Investment Advisory Services	656
Management and Administrative—Investor Shares	5
Management and Administrative—ETF Shares	1,788
Management and Administrative—Admiral Shares	4,908
Management and Administrative—Institutional Shares	3,320
Marketing and Distribution—Investor Shares	—
Marketing and Distribution—ETF Shares	321
Marketing and Distribution—Admiral Shares	532
Marketing and Distribution—Institutional Shares	349
Custodian Fees	100
Shareholders’ Reports—Investor Shares	(2)
Shareholders’ Reports—ETF Shares	199
Shareholders’ Reports—Admiral Shares	91
Shareholders’ Reports—Institutional Shares	6
Trustees’ Fees and Expenses	19
Other Expenses	31
Total Expenses	12,323
Expenses Paid Indirectly	(1)
Net Expenses	12,322
Net Investment Income	410,966
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(242,196)
Futures Contracts	(8,014)
Realized Net Gain (Loss)	(250,210)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	1,563,361
Net Increase (Decrease) in Net Assets Resulting from Operations	1,724,117
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $8,122,000, $11,000, $3,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($69,055,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Short-Term Inflation-Protected Securities Index Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	410,966	1,368,384
Realized Net Gain (Loss)	(250,210)	(623,865)
Change in Unrealized Appreciation (Depreciation)	1,563,361	1,022,149
Net Increase (Decrease) in Net Assets Resulting from Operations	1,724,117	1,766,668
Distributions
Investor Shares	(40)	(305)
ETF Shares	(262,856)	(863,192)
Admiral Shares	(272,723)	(769,352)
Institutional Shares	(269,880)	(691,589)
Total Distributions	(805,499)	(2,324,438)
Capital Share Transactions
Investor Shares	(2,039)	(4,128)
ETF Shares	(2,984,471)	(5,086,212)
Admiral Shares	143,653	(923,289)
Institutional Shares	1,363,988	2,105,645
Net Increase (Decrease) from Capital Share Transactions	(1,478,869)	(3,907,984)
Total Increase (Decrease)	(560,251)	(4,465,754)
Net Assets
Beginning of Period	52,404,643	56,870,397
End of Period	51,844,392	52,404,643

See accompanying Notes, which are an integral part of the Financial Statements.
9

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$23.51	$23.66	$25.90	$25.41	$24.57	$24.23
Investment Operations
Net Investment Income[1]	.197	.561	.991	1.099	.272	.483
Net Realized and Unrealized Gain (Loss) on Investments	.583	.186	(1.734)	.258	.862	.324
Total from Investment Operations	.780	.747	(.743)	1.357	1.134	.807
Distributions
Dividends from Net Investment Income	(.320)	(.897)	(1.497)	(.867)	(.294)	(.467)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.320)	(.897)	(1.497)	(.867)	(.294)	(.467)
Net Asset Value, End of Period	$23.97	$23.51	$23.66	$25.90	$25.41	$24.57
Total Return[2]	3.33%	3.20%	-3.01%	5.38%	4.64%	3.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3	$5	$9	$7,825	$8,063	$7,014
Ratio of Total Expenses to Average Net Assets	0.14%[3]	0.14%[3]	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.66%	2.36%	3.83%	4.25%	1.09%	1.98%
Portfolio Turnover Rate[4]	13%	28%	26%	19%	37%	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$47.25	$48.12	$52.56	$50.99	$49.03	$48.34
Investment Operations
Net Investment Income[1]	.385	1.165	3.544	2.562	.634	1.003
Net Realized and Unrealized Gain (Loss) on Investments	1.204	.364	(4.980)	.195	1.677	.652
Total from Investment Operations	1.589	1.529	(1.436)	2.757	2.311	1.655
Distributions
Dividends from Net Investment Income	(.979)	(2.399)	(3.004)	(1.187)	(.351)	(.965)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.979)	(2.399)	(3.004)	(1.187)	(.351)	(.965)
Net Asset Value, End of Period	$47.86	$47.25	$48.12	$52.56	$50.99	$49.03
Total Return	3.40%	3.28%	-2.92%	5.48%	4.74%	3.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,954	$13,783	$19,191	$17,203	$9,217	$6,884
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.62%	2.46%	6.98%	4.95%	1.27%	2.07%
Portfolio Turnover Rate[3]	13%	28%	26%	19%	37%	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$23.54	$23.69	$25.93	$25.44	$24.60	$24.25
Investment Operations
Net Investment Income[1]	.188	.606	1.843	1.257	.294	.500
Net Realized and Unrealized Gain (Loss) on Investments	.603	.161	(2.565)	.123	.860	.332
Total from Investment Operations	.791	.767	(.722)	1.380	1.154	.832
Distributions
Dividends from Net Investment Income	(.331)	(.917)	(1.518)	(.890)	(.314)	(.482)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.331)	(.917)	(1.518)	(.890)	(.314)	(.482)
Net Asset Value, End of Period	$24.00	$23.54	$23.69	$25.93	$25.44	$24.60
Total Return[2]	3.37%	3.29%	-2.92%	5.47%	4.72%	3.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,294	$19,767	$20,803	$13,879	$8,541	$7,333
Ratio of Total Expenses to Average Net Assets	0.06%[3]	0.06%[3]	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.58%	2.55%	7.25%	4.84%	1.18%	2.06%
Portfolio Turnover Rate[4]	13%	28%	26%	19%	37%	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$23.55	$23.70	$25.95	$25.46	$24.62	$24.27
Investment Operations
Net Investment Income[1]	.189	.623	1.760	1.219	.306	.517
Net Realized and Unrealized Gain (Loss) on Investments	.615	.149	(2.487)	.166	.853	.319
Total from Investment Operations	.804	.772	(.727)	1.385	1.159	.836
Distributions
Dividends from Net Investment Income	(.334)	(.922)	(1.523)	(.895)	(.319)	(.486)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.334)	(.922)	(1.523)	(.895)	(.319)	(.486)
Net Asset Value, End of Period	$24.02	$23.55	$23.70	$25.95	$25.46	$24.62
Total Return	3.42%	3.31%	-2.94%	5.49%	4.73%	3.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,593	$18,850	$16,867	$16,238	$11,880	$9,967
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.58%	2.62%	6.90%	4.69%	1.22%	2.08%
Portfolio Turnover Rate[3]	13%	28%	26%	19%	37%	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Short-Term Inflation-Protected Securities Index Fund
Notes to Financial Statements
Vanguard Short-Term Inflation-Protected Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2024, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at March 31, 2024.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,
14

Short-Term Inflation-Protected Securities Index Fund
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of
15

Short-Term Inflation-Protected Securities Index Fund
trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2024, the fund had contributed to Vanguard capital in the amount of $1,565,000, representing less than 0.01% of the fund’s net assets and 0.63% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended March 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	51,665,328	—	51,665,328
Temporary Cash Investments	66,978	—	—	66,978
Total	66,978	51,665,328	—	51,732,306
16

Short-Term Inflation-Protected Securities Index Fund
E.	As of March 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	53,550,033
Gross Unrealized Appreciation	29,677
Gross Unrealized Depreciation	(1,847,404)
Net Unrealized Appreciation (Depreciation)	(1,817,727)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2023, the fund had available capital losses totaling $741,371,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended March 31, 2024, the fund purchased $7,163,519,000 of investment securities and sold $6,567,185,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $255,506,000 and $2,914,172,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	255	11	2,557	108
Issued in Lieu of Cash Distributions	40	1	305	13
Redeemed	(2,334)	(99)	(6,990)	(296)
Net Increase (Decrease)—Investor Shares	(2,039)	(87)	(4,128)	(175)
ETF Shares
Issued	322,923	6,802	2,054,940	43,399
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,307,394)	(69,600)	(7,141,152)	(150,575)
Net Increase (Decrease)—ETF Shares	(2,984,471)	(62,798)	(5,086,212)	(107,176)
Admiral Shares
Issued	1,581,873	66,323	3,322,090	139,776
Issued in Lieu of Cash Distributions	258,473	10,857	717,371	30,531
Redeemed	(1,696,693)	(71,385)	(4,962,750)	(208,688)
Net Increase (Decrease)—Admiral Shares	143,653	5,795	(923,289)	(38,381)
17

Short-Term Inflation-Protected Securities Index Fund
	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	2,098,048	88,078	3,394,283	142,651
Issued in Lieu of Cash Distributions	267,296	11,218	686,960	29,211
Redeemed	(1,001,356)	(42,122)	(1,975,598)	(83,115)
Net Increase (Decrease)—Institutional Shares	1,363,988	57,174	2,105,645	88,747
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.
18

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Short-Term Inflation-Protected Securities Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed the fund since its inception in 2012.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
19

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
20

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Short-Term Inflation-Protected Securities Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
21

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q19672 052024

Semiannual Report  |  March 31, 2024
Vanguard Core Bond Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2024
	Beginning Account Value 9/30/2023	Ending Account Value 3/31/2024	Expenses Paid During Period
Based on Actual Fund Return
Core Bond Fund
Investor Shares	$1,000.00	$1,060.90	$1.03
Admiral™ Shares	1,000.00	1,061.90	0.52
Based on Hypothetical 5% Yearly Return
Core Bond Fund
Investor Shares	$1,000.00	$1,024.00	$1.01
Admiral Shares	1,000.00	1,024.50	0.51
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.20% for Investor Shares and 0.10% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).
2

Core Bond Fund
Fund Allocation
As of March 31, 2024
Asset-Backed/Commercial Mortgage-Backed Securities	5.1%
Corporate Bonds	36.5
Floating Rate Loan Interests	0.0
Sovereign Bonds	9.0
Taxable Municipal Bonds	0.0
U.S. Government and Agency Obligations	49.4
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
3

Core Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (50.3%)
U.S. Government Securities (26.9%)
	United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	29,944	29,430
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	196,979	192,057
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	77,248	74,956
	United States Treasury Note/Bond	0.500%	2/28/26	26,950	24,908
[1]	United States Treasury Note/Bond	2.250%	3/31/26	48,000	45,825
	United States Treasury Note/Bond	3.750%	4/15/26	56,535	55,554
	United States Treasury Note/Bond	3.625%	5/15/26	69,692	68,320
	United States Treasury Note/Bond	0.750%	5/31/26	2,606	2,401
	United States Treasury Note/Bond	2.125%	5/31/26	50,000	47,461
	United States Treasury Note/Bond	4.500%	7/15/26	31,250	31,201
	United States Treasury Note/Bond	1.875%	7/31/26	12,305	11,582
	United States Treasury Note/Bond	4.375%	8/15/26	47,132	46,948
	United States Treasury Note/Bond	4.625%	10/15/26	89,673	89,925
	United States Treasury Note/Bond	1.125%	10/31/26	31,475	28,903
	United States Treasury Note/Bond	1.250%	11/30/26	27,006	24,829
	United States Treasury Note/Bond	1.625%	11/30/26	8,945	8,308
	United States Treasury Note/Bond	4.000%	1/15/27	76,000	75,097
	United States Treasury Note/Bond	1.875%	2/28/27	24,659	22,941
	United States Treasury Note/Bond	0.500%	4/30/27	12,038	10,691
	United States Treasury Note/Bond	2.750%	4/30/27	23,101	22,000
	United States Treasury Note/Bond	0.375%	9/30/27	16,301	14,212
	United States Treasury Note/Bond	0.500%	10/31/27	15,957	13,937
	United States Treasury Note/Bond	4.125%	10/31/27	44,630	44,274
	United States Treasury Note/Bond	0.625%	11/30/27	24,350	21,314
	United States Treasury Note/Bond	3.875%	11/30/27	39,465	38,836
	United States Treasury Note/Bond	1.250%	3/31/28	13,502	11,996
	United States Treasury Note/Bond	3.625%	3/31/28	45,000	43,868
	United States Treasury Note/Bond	1.250%	4/30/28	15,597	13,828
	United States Treasury Note/Bond	2.875%	5/15/28	45,000	42,581
[2]	United States Treasury Note/Bond	1.250%	5/31/28	38,706	34,243
[2]	United States Treasury Note/Bond	1.250%	6/30/28	30,901	27,285
	United States Treasury Note/Bond	1.000%	7/31/28	26,613	23,191
	United States Treasury Note/Bond	1.125%	8/31/28	24,191	21,152
	United States Treasury Note/Bond	1.250%	9/30/28	22,714	19,932
	United States Treasury Note/Bond	4.625%	9/30/28	17,794	18,050
	United States Treasury Note/Bond	1.375%	10/31/28	29,814	26,265
	United States Treasury Note/Bond	1.500%	11/30/28	22,454	19,858
[2]	United States Treasury Note/Bond	4.375%	11/30/28	55,971	56,277
	United States Treasury Note/Bond	1.750%	1/31/29	25,991	23,181
4

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.250%	6/30/29	38,185	36,419
	United States Treasury Note/Bond	2.625%	7/31/29	16,820	15,537
	United States Treasury Note/Bond	3.875%	11/30/29	23,852	23,420
	United States Treasury Note/Bond	3.875%	12/31/29	25,000	24,547
	United States Treasury Note/Bond	3.500%	1/31/30	14,754	14,196
	United States Treasury Note/Bond	3.500%	4/30/30	53,213	51,134
	United States Treasury Note/Bond	0.625%	5/15/30	35,467	28,640
	United States Treasury Note/Bond	3.750%	5/31/30	15,778	15,364
	United States Treasury Note/Bond	3.750%	6/30/30	15,817	15,399
	United States Treasury Note/Bond	4.000%	7/31/30	73,889	72,942
	United States Treasury Note/Bond	0.625%	8/15/30	51,500	41,232
	United States Treasury Note/Bond	4.125%	8/31/30	95,000	94,406
	United States Treasury Note/Bond	4.625%	9/30/30	74,435	76,063
	United States Treasury Note/Bond	4.875%	10/31/30	18,498	19,174
	United States Treasury Note/Bond	0.875%	11/15/30	20,000	16,188
	United States Treasury Note/Bond	4.375%	11/30/30	37,186	37,488
	United States Treasury Note/Bond	3.750%	12/31/30	16,917	16,446
	United States Treasury Note/Bond	4.000%	1/31/31	18,438	18,199
	United States Treasury Note/Bond	4.250%	2/28/31	18,074	18,108
	United States Treasury Note/Bond	1.250%	8/15/31	45,000	36,647
	United States Treasury Note/Bond	2.875%	5/15/32	16,689	15,156
	United States Treasury Note/Bond	4.625%	2/15/40	6,372	6,597
	United States Treasury Note/Bond	1.125%	8/15/40	5,646	3,492
	United States Treasury Note/Bond	1.375%	11/15/40	20,619	13,254
	United States Treasury Note/Bond	1.875%	2/15/41	53,566	37,329
	United States Treasury Note/Bond	2.250%	5/15/41	20,000	14,775
	United States Treasury Note/Bond	1.750%	8/15/41	24,580	16,580
[3,4]	United States Treasury Note/Bond	2.000%	11/15/41	47,400	33,239
[4]	United States Treasury Note/Bond	2.375%	2/15/42	48,270	35,886
	United States Treasury Note/Bond	3.125%	2/15/42	8,081	6,760
	United States Treasury Note/Bond	3.000%	5/15/42	6,500	5,319
	United States Treasury Note/Bond	3.250%	5/15/42	9,670	8,220
	United States Treasury Note/Bond	2.750%	8/15/42	38,075	29,877
	United States Treasury Note/Bond	3.375%	8/15/42	29,466	25,451
	United States Treasury Note/Bond	2.750%	11/15/42	6,900	5,398
	United States Treasury Note/Bond	3.875%	2/15/43	25,964	24,000
	United States Treasury Note/Bond	3.875%	5/15/43	38,104	35,175
	United States Treasury Note/Bond	4.375%	8/15/43	39,898	39,437
	United States Treasury Note/Bond	4.750%	11/15/43	3,700	3,839
	United States Treasury Note/Bond	3.125%	8/15/44	9,000	7,367
	United States Treasury Note/Bond	2.500%	5/15/46	20,000	14,416
	United States Treasury Note/Bond	2.875%	11/15/46	4,750	3,658
	United States Treasury Note/Bond	3.000%	2/15/47	33,500	26,334
	United States Treasury Note/Bond	3.000%	5/15/47	32,970	25,881
	United States Treasury Note/Bond	2.750%	8/15/47	12,000	8,974
	United States Treasury Note/Bond	2.750%	11/15/47	20,000	14,934
	United States Treasury Note/Bond	3.000%	2/15/48	41,750	32,643
	United States Treasury Note/Bond	3.125%	5/15/48	30,134	24,079
	United States Treasury Note/Bond	3.000%	8/15/48	21,854	17,046
	United States Treasury Note/Bond	3.375%	11/15/48	23,301	19,464
	United States Treasury Note/Bond	3.000%	2/15/49	43,912	34,210
	United States Treasury Note/Bond	2.875%	5/15/49	7,500	5,702
	United States Treasury Note/Bond	2.250%	8/15/49	16,000	10,665
	United States Treasury Note/Bond	2.375%	11/15/49	17,615	12,055
	United States Treasury Note/Bond	2.000%	2/15/50	18,309	11,460
5

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	United States Treasury Note/Bond	1.250%	5/15/50	92,164	47,133
	United States Treasury Note/Bond	2.375%	5/15/51	32,936	22,350
	United States Treasury Note/Bond	1.875%	11/15/51	8,500	5,092
	United States Treasury Note/Bond	2.250%	2/15/52	19,500	12,824
	United States Treasury Note/Bond	2.875%	5/15/52	31,048	23,485
	United States Treasury Note/Bond	3.000%	8/15/52	5,863	4,553
	United States Treasury Note/Bond	4.000%	11/15/52	10,871	10,219
	United States Treasury Note/Bond	3.625%	2/15/53	18,457	16,202
	United States Treasury Note/Bond	3.625%	5/15/53	17,960	15,780
	United States Treasury Note/Bond	4.750%	11/15/53	50,700	54,114
					2,939,590
Conventional Mortgage-Backed Securities (20.8%)
[5,6]	Fannie Mae Pool	3.000%	10/1/46–3/1/48	493	420
[5,6]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	1,149	1,029
[5,6]	Fannie Mae Pool	4.000%	9/1/42	172	164
[5,6]	Fannie Mae Pool	5.000%	10/1/49	30	30
[5,6]	Freddie Mac Gold Pool	3.000%	8/1/45–8/1/47	52,907	46,969
[5,6]	Freddie Mac Gold Pool	3.500%	3/1/45–2/1/50	1,583	1,423
[5,6]	Freddie Mac Gold Pool	4.000%	7/1/39–12/1/49	6,768	6,405
[5,6]	Freddie Mac Gold Pool	4.500%	12/1/39–2/1/49	1,478	1,450
[5,6]	Freddie Mac Gold Pool	5.000%	12/1/35–6/1/40	541	549
[5,6]	Freddie Mac Gold Pool	5.500%	5/1/40	82	85
[5]	Ginnie Mae I Pool	3.000%	4/15/45	126	114
[5]	Ginnie Mae I Pool	4.000%	7/15/45–8/15/45	41	39
[5]	Ginnie Mae I Pool	4.500%	2/15/39–9/15/46	38	38
[5]	Ginnie Mae I Pool	6.000%	7/15/37	23	25
[5]	Ginnie Mae II Pool	2.000%	11/20/50–6/20/52	80,151	65,605
[5,7]	Ginnie Mae II Pool	2.500%	5/20/50–5/15/54	79,720	66,093
[5,7]	Ginnie Mae II Pool	3.000%	5/20/43–5/15/54	91,408	80,449
[5,7]	Ginnie Mae II Pool	3.500%	10/20/43–4/15/54	66,234	60,475
[5,7]	Ginnie Mae II Pool	4.000%	11/20/42–4/15/54	52,086	48,918
[5,7]	Ginnie Mae II Pool	4.500%	4/20/48–5/15/54	44,475	42,954
[5,7]	Ginnie Mae II Pool	5.000%	8/20/48–4/15/54	34,264	33,690
[5,7]	Ginnie Mae II Pool	5.500%	4/15/54	38,250	38,232
[5,7]	Ginnie Mae II Pool	6.000%	4/15/54	51,000	51,454
[5,7]	Ginnie Mae II Pool	6.500%	3/15/54–4/15/54	137,700	140,002
[5,6,7]	UMBS Pool	1.500%	3/1/36–4/25/54	58,107	44,741
[5,6,7]	UMBS Pool	2.000%	10/1/35–4/25/54	512,355	420,408
[5,6,7]	UMBS Pool	2.500%	10/1/35–4/25/54	181,529	157,649
[5,6,7]	UMBS Pool	3.000%	12/1/37–4/25/54	304,418	268,663
[5,6,7]	UMBS Pool	3.500%	7/1/32–4/25/54	324,131	292,609
[5,6,7]	UMBS Pool	4.000%	12/1/38–5/25/54	35,830	35,165
[5,6,7]	UMBS Pool	4.500%	4/1/39–4/25/54	87,717	85,460
[5,6,7]	UMBS Pool	5.000%	8/1/39–4/25/54	97,734	95,941
[5,6,7]	UMBS Pool	5.500%	12/1/38–4/25/54	86,262	87,696
[5,6,7]	UMBS Pool	6.000%	11/1/52–4/25/54	103,787	105,067
					2,280,011
Nonconventional Mortgage-Backed Securities (2.6%)
[5,6]	Fannie Mae REMICS	3.500%	3/25/43	26,073	23,705
[5,6]	Fannie Mae REMICS	4.500%	8/25/49	3,823	3,691
[5,6]	Freddie Mac REMICS	2.000%	9/25/47	12,780	10,978
[5,6]	Freddie Mac REMICS	2.500%	2/25/41–12/25/48	94,718	80,511
[5,6]	Freddie Mac REMICS	3.000%	7/15/43–12/15/46	85,090	74,292
[5,6]	Freddie Mac REMICS	3.500%	8/15/47–10/15/47	79,241	71,321
6

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,6]	Freddie Mac REMICS	4.500%	10/25/44–1/25/47	11,182	10,838
[5]	Ginnie Mae REMICS	4.500%	5/20/52	6,112	5,760
					281,096
Total U.S. Government and Agency Obligations (Cost $5,618,464)					5,500,697
Asset-Backed/Commercial Mortgage-Backed Securities (5.1%)
[5]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	1,230	1,237
[5,8]	Ally Auto Receivables Trust Series 2023-1	5.760%	1/15/29	1,120	1,130
[5,8]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/29	900	902
[5,8]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/34	590	588
[5,8]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/34	1,440	1,490
[5]	Ally Auto Receivables Trust Series 2024-1	5.160%	10/15/29	870	867
[5]	Ally Auto Receivables Trust Series 2024-1	5.410%	11/15/29	620	618
[5,8]	Ally Auto Receivables Trust Series 2024-1	5.800%	2/16/32	610	609
[5]	AmeriCredit Automobile Receivables Trust Series 2020-2	2.130%	3/18/26	240	234
[5]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/29	4,160	4,226
[5,8]	Aventura Mall Trust Series 2018-AVM	4.112%	7/5/40	4,390	4,157
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2022-5A	6.240%	4/20/27	1,390	1,388
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/29	900	902
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-2A	6.180%	10/20/27	250	250
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	2,140	2,170
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	1,050	1,069
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	3,110	3,207
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/30	4,040	4,060
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.850%	6/20/30	2,690	2,691
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	6.480%	6/20/30	2,030	2,055
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/30	600	600
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.580%	12/20/30	500	499
[5]	BA Credit Card Trust Series 2023-A2	4.980%	11/15/28	9,750	9,773
[5]	BANK Series 2017-BNK4	3.625%	5/15/50	19	18
[5]	BANK Series 2019-BNK16	4.005%	2/15/52	1,280	1,216
[5]	BANK Series 2019-BNK23	2.920%	12/15/52	3,570	3,186
[5]	BANK Series 2022-BNK40	3.393%	3/15/64	7,590	6,776
[5]	BANK Series 2022-BNK43	4.399%	8/15/55	13,344	12,718
[5]	BANK Series 2023-5YR3	6.724%	9/15/56	1,600	1,697
[5,8]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	2,250	2,264
[5,8]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/29	1,520	1,543
[5,8]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.670%	8/15/28	680	681
[5,8]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.830%	12/15/28	760	762
[5,8]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	6.360%	7/16/29	920	925
[5]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	200	175
7

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	2,100	1,766
[5]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	2,150	2,086
[5]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	800	904
[5]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	16,680	17,286
[5]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	2,700	2,801
[5]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	4,680	4,814
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	5,380	5,035
[5]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	200	176
[5]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	11,472	10,994
[5]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/56	1,700	1,752
[5]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/56	3,600	3,762
[5]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/29	5,000	5,175
[5]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	11,500	12,430
[5]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	6,550	6,719
[5]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	11,000	11,437
[5]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	2,900	2,934
[5,8]	BPR Trust Series 2023-BRK2	6.899%	11/5/28	2,800	2,908
[5,8]	BX Trust Series 2019-OC11	3.202%	12/9/41	1,380	1,228
[5]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/28	3,000	3,060
[5]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	860	851
[5]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	3,550	3,565
[5]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	2,900	2,979
[5]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	1,620	1,616
[5]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	760	758
[5]	CD Mortgage Trust Series 2016-CD1	3.631%	8/10/49	270	188
[5]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	320	298
[5]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	30	27
[5]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	7,827	7,398
[5]	CD Mortgage Trust Series 2018-CD7	4.842%	8/15/51	100	90
[5]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	61	58
[5,8]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/29	1,120	1,123
[5,8]	Chase Auto Owner Trust Series 2024-1A	5.160%	11/26/29	320	321
[5,8]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/30	300	301
[5,8]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/31	440	441
[5]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	7,440	7,410
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	20	19
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.192%	9/15/50	60	54
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.257%	9/15/50	40	35
[5]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	45	43
[5,8]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	4,890	4,961
[5,8]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	1,470	1,465
[5]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	4,540	4,591
[5]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	1,410	1,401
[5,8]	COMM Mortgage Trust Series 2013-CR6	3.397%	3/10/46	98	90
[5,8,9]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	7.271%	9/25/43	1,786	1,803
[5,8,9]	Connecticut Avenue Securities Trust Series 2023-R08, SOFR30A + 1.500%	6.820%	10/25/43	1,755	1,762
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R01, SOFR30A + 1.050%	6.370%	1/25/44	4,812	4,813
8

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R02, SOFR30A + 1.100%	6.420%	2/25/44	694	695
[5]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	250	211
[5,8]	DLLAA LLC Series 2023-1A	5.640%	2/22/28	3,130	3,161
[5,8]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	1,770	1,795
[5,8]	DLLST LLC Series 2024-1A	4.930%	4/22/30	560	555
[5]	Drive Auto Receivables Trust Series 2024-1	5.310%	1/16/29	2,060	2,056
[5]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/31	2,400	2,403
[5,8]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/38	25	24
[5,8]	Enterprise Fleet Financing LLC Series 2023-3	6.410%	6/20/30	1,020	1,058
[5,8]	Enterprise Fleet Financing LLC Series 2024-1	5.160%	9/20/30	1,450	1,446
[5]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	2,980	3,016
[5]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	1,580	1,600
[5]	Ford Credit Auto Lease Trust Series 2023-B	6.200%	2/15/27	3,010	3,049
[5]	Ford Credit Auto Lease Trust Series 2023-B	6.430%	4/15/27	4,170	4,249
[5]	Ford Credit Auto Lease Trust Series 2024-A	5.290%	6/15/27	2,040	2,034
[5,8]	Ford Credit Auto Owner Trust Series 2020-1	2.540%	8/15/31	100	97
[5,8]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	410	397
[5,8]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	1,250	1,215
[5,8]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	13,616	13,538
[5,8]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	6,240	6,314
[5]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	1,530	1,530
[5]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	2,560	2,594
[5]	Ford Credit Auto Owner Trust Series 2023-C	5.930%	8/15/29	2,010	2,053
[5]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/31	2,230	2,305
[5,8]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/36	180	180
[5,8]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/36	2,250	2,248
[5]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/29	1,500	1,504
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	7.170%	11/25/43	913	924
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	7.170%	11/25/43	637	643
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	6.670%	2/25/44	2,655	2,662
[5,6,8]	Freddie Mac STACR REMICS Trust Series 2024-HQA1	6.569%	3/25/44	2,500	2,502
[5,8]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	7,123	6,418
[5,8]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	4,832	4,480
[5]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/27	1,820	1,828
[5]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/28	1,910	1,910
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	50	49
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	5.320%	10/16/28	2,080	2,074
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	2,950	2,969
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	1,060	1,059
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/29	380	379
[5,8]	GM Financial Revolving Receivables Trust Series 2021-1	1.490%	6/12/34	70	63
9

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,8]	GM Financial Revolving Receivables Trust Series 2021-1	1.670%	6/12/34	120	108
[5,8]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	4,220	4,357
[5,8]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/36	1,660	1,718
[5,8]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/36	3,690	3,706
[5,8]	GM Financial Revolving Receivables Trust Series 2024-1	5.230%	12/11/36	870	869
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.330%	3/15/29	1,240	1,242
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/17/31	7,030	7,068
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/17/31	520	522
[5,8]	GreatAmerica Leasing Receivables Series 2024-1	5.080%	12/16/30	910	906
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.521%	9/10/47	150	126
[5]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	150	141
[5]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	630	557
[5]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	1,650	1,676
[5,8]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	3,120	2,857
[5,8]	Hertz Vehicle Financing III LLC Series 2022-1A	2.630%	6/25/26	160	154
[5,8]	Hertz Vehicle Financing III LLC Series 2023-3A	5.940%	2/25/28	2,500	2,537
[5,8]	Hertz Vehicle Financing III LLC Series 2023-4A	6.150%	3/25/30	3,500	3,623
[5,8]	Hertz Vehicle Financing III LP Series 2021-2A	1.680%	12/27/27	100	91
[5,8]	HPEFS Equipment Trust Series 2024-1A	5.330%	5/20/31	1,090	1,084
[5,8]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/31	1,360	1,361
[5,8]	Hyundai Auto Lease Securitization Trust Series 2023-C	5.840%	9/15/27	1,100	1,111
[5,8]	Hyundai Auto Lease Securitization Trust Series 2024-A	5.070%	2/15/28	1,100	1,095
[5,8]	Hyundai Auto Lease Securitization Trust Series 2024-A	5.350%	5/15/28	6,630	6,621
[5]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	1,480	1,494
[5]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	1,700	1,727
[5]	Hyundai Auto Receivables Trust Series 2023-C	6.010%	12/17/29	5,830	5,939
[5]	Hyundai Auto Receivables Trust Series 2024-A	5.140%	1/15/31	1,320	1,315
[5]	Hyundai Auto Receivables Trust Series 2024-A	5.270%	7/15/31	1,080	1,076
[5]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	1,500	1,499
[5]	John Deere Owner Trust Series 2023-C	5.390%	8/15/30	1,970	1,989
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	60	56
[5]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	50	47
[5,8]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	1,430	1,433
[5,8]	Kubota Credit Owner Trust Series 2024-1A	5.200%	1/15/30	1,200	1,201
[5,8]	Laurel Road Prime Student Loan Trust Series 2018-B	3.540%	5/26/43	4	4
[5,8]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	1,410	1,409
[5,8]	M&T Bank Auto Receivables Trust Series 2024-1A	5.220%	2/17/32	1,850	1,850
[5,8]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/31	1,510	1,505
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	3.942%	7/15/46	200	164
10

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	2,180	2,111
[5,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	54,103	48,645
[5,8]	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV	3.277%	10/15/30	893	796
[5]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	8,690	9,297
[5,8]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/59	97	95
[5,8,9]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	7.019%	3/15/72	527	532
[5,8]	OBX Trust Series 2022-INV5	4.000%	10/25/52	3,275	2,951
[5,8]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	500	318
[5,8]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	1,780	1,782
[5,8]	PFS Financing Corp. Series 2023-C	5.520%	10/15/28	1,660	1,675
[5,8]	PFS Financing Corp. Series 2024-B	4.950%	2/15/29	9,240	9,206
[5,8]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/31	1,750	1,781
[5,8]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	138	130
[5,8]	Progress Residential Trust Series 2022-SFR3	3.600%	4/17/39	100	95
[5,8]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	118	115
[5,8]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	100	98
[5,8]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	1,580	1,455
[5,7,8]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/41	1,390	1,272
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2023-B	5.933%	12/15/33	390	391
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2023-B	6.663%	12/15/33	430	432
[5]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	840	830
[5]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	1,050	1,065
[5]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	1,490	1,514
[5]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/31	1,180	1,214
[5]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/28	1,650	1,647
[5]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/30	1,250	1,246
[5,8]	SBNA Auto Lease Trust Series 2023-A	6.520%	4/20/28	2,040	2,091
[5,8]	SBNA Auto Lease Trust Series 2024-A	5.240%	1/22/29	1,700	1,696
[5,8]	SBNA Auto Receivables Trust Series 2024-A	5.290%	9/17/29	2,050	2,048
[5,8]	SBNA Auto Receivables Trust Series 2024-A	5.590%	1/15/30	960	959
[5,8]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/30	930	930
[5,8]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	530	532
[5,8]	SCOTT Trust Series 2023-SFS	5.910%	3/15/40	3,630	3,651
[5,8]	SFS Auto Receivables Securitization Trust Series 2023-1A	5.470%	12/20/29	1,820	1,838
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/31	1,070	1,065
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.380%	1/21/31	1,910	1,914
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/32	890	893
[5,8]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	22	21
[5,8]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	52	51
11

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,8]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	129	125
[5,8]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	177	171
[5,8]	SMB Private Education Loan Trust Series 2024-A	5.240%	3/15/56	2,750	2,746
[5,8]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	12	12
[5,8]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	20	20
[5]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	13,920	14,127
[5]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/30	6,170	6,170
[5,8]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	1,300	1,317
[5,8]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	720	725
[5,8]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/31	720	727
[5,8]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	800	774
[5]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	3,240	3,230
[5,8]	Toyota Lease Owner Trust Series 2023-B	5.710%	12/20/27	2,420	2,442
[5,8]	US Bank NA Series 2023-1	6.789%	8/25/32	563	566
[5,8]	Verizon Master Trust Series 2023-6	5.350%	9/22/31	3,030	3,088
[5]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	4,020	4,086
[5,8]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	7,730	7,724
[5,8]	Verizon Master Trust Series 2024-2	5.080%	12/22/31	4,680	4,639
[5,8]	Verizon Master Trust Series 2024-2	5.320%	12/22/31	5,790	5,734
[5]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/28	1,520	1,533
[5]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	4,260	4,259
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.514%	3/15/51	50	45
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	30	29
[5]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	3,570	3,564
[5]	World Omni Auto Receivables Trust Series 2024-A	5.090%	12/17/29	1,510	1,504
[5]	World Omni Auto Receivables Trust Series 2024-A	5.310%	10/15/30	780	778
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $554,573)					556,453
Corporate Bonds (36.6%)
Communications (3.6%)
[8]	Altice Financing SA	5.750%	8/15/29	110	88
[7,8]	AMC Networks Inc.	10.250%	1/15/29	20	20
	AT&T Inc.	3.800%	2/15/27	12,130	11,743
[10]	AT&T Inc.	1.600%	5/19/28	1,400	1,414
[10]	AT&T Inc.	4.300%	11/18/34	600	681
	AT&T Inc.	4.500%	5/15/35	700	653
	AT&T Inc.	4.900%	8/15/37	500	474
	AT&T Inc.	4.300%	12/15/42	6,240	5,365
	AT&T Inc.	3.500%	9/15/53	9,980	7,047
	AT&T Inc.	3.550%	9/15/55	4,238	2,960
	AT&T Inc.	3.800%	12/1/57	4,000	2,893
	AT&T Inc.	3.650%	9/15/59	8,837	6,153
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	19,990	19,939
[10]	Booking Holdings Inc.	4.000%	3/1/44	3,300	3,605
[8]	Cable One Inc.	4.000%	11/15/30	70	55
[8]	CCO Holdings LLC	6.375%	9/1/29	30	28
12

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	CCO Holdings LLC	4.750%	3/1/30	1,265	1,085
[8]	CCO Holdings LLC	4.250%	2/1/31	40	33
	Charter Communications Operating LLC	3.750%	2/15/28	70	65
	Charter Communications Operating LLC	2.250%	1/15/29	200	170
	Charter Communications Operating LLC	5.050%	3/30/29	1,480	1,427
	Charter Communications Operating LLC	2.300%	2/1/32	7,360	5,679
	Charter Communications Operating LLC	6.650%	2/1/34	9,352	9,583
	Charter Communications Operating LLC	3.500%	3/1/42	3,580	2,385
	Charter Communications Operating LLC	6.484%	10/23/45	2,100	1,948
	Charter Communications Operating LLC	4.800%	3/1/50	1,390	1,028
[11]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	2,751	2,527
	Comcast Corp.	6.550%	7/1/39	4,080	4,552
	Comcast Corp.	3.250%	11/1/39	1,990	1,560
	Comcast Corp.	3.750%	4/1/40	3,800	3,157
	Comcast Corp.	4.650%	7/15/42	1,200	1,099
	Comcast Corp.	4.700%	10/15/48	168	154
	Comcast Corp.	3.450%	2/1/50	1,500	1,100
	Comcast Corp.	2.650%	8/15/62	300	171
	Comcast Corp.	2.987%	11/1/63	5,000	3,072
[8]	Cox Communications Inc.	5.800%	12/15/53	4,710	4,657
[8]	CSC Holdings LLC	11.750%	1/31/29	125	125
[8]	CSC Holdings LLC	5.750%	1/15/30	285	151
[8]	CSC Holdings LLC	4.625%	12/1/30	290	147
[8]	CSC Holdings LLC	3.375%	2/15/31	100	68
[8]	Directv Financing LLC	5.875%	8/15/27	344	325
[8]	Directv Financing LLC	8.875%	2/1/30	70	70
	Discovery Communications LLC	5.000%	9/20/37	1,600	1,399
	Discovery Communications LLC	6.350%	6/1/40	1,734	1,698
	Discovery Communications LLC	4.650%	5/15/50	6,440	5,013
	Discovery Communications LLC	4.000%	9/15/55	2,000	1,365
[8]	DISH Network Corp.	11.750%	11/15/27	335	342
[8]	Frontier Communications Holdings LLC	5.000%	5/1/28	230	213
[8]	Frontier Communications Holdings LLC	6.000%	1/15/30	140	119
[8]	Gray Television Inc.	7.000%	5/15/27	110	102
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	2,040	1,522
[5,10]	Koninklijke KPN NV	3.875%	2/16/36	1,500	1,636
[8]	Level 3 Financing Inc.	3.875%	11/15/29	80	44
[8]	Level 3 Financing Inc.	10.500%	5/15/30	70	72
	Meta Platforms Inc.	5.750%	5/15/63	4,220	4,525
	Netflix Inc.	4.875%	4/15/28	23,405	23,354
	Netflix Inc.	5.875%	11/15/28	58,569	60,876
	Netflix Inc.	6.375%	5/15/29	1,960	2,088
[8]	News Corp.	3.875%	5/15/29	500	458
[8]	Nexstar Media Inc.	4.750%	11/1/28	805	734
[8]	Outfront Media Capital LLC	7.375%	2/15/31	105	110
	Paramount Global	4.950%	1/15/31	974	866
	Paramount Global	4.600%	1/15/45	4,660	3,208
	Rogers Communications Inc.	5.000%	2/15/29	14,780	14,680
	Rogers Communications Inc.	3.800%	3/15/32	6,440	5,795
	Rogers Communications Inc.	4.550%	3/15/52	2,040	1,719
[8]	Scripps Escrow Inc.	5.875%	7/15/27	315	263
[8]	Scripps Escrow II Inc.	5.375%	1/15/31	80	49
[8]	Sirius XM Radio Inc.	5.000%	8/1/27	70	67
[8]	Sky Ltd.	3.750%	9/16/24	200	198
	Sprint Capital Corp.	6.875%	11/15/28	16,790	17,870
13

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sprint LLC	7.625%	3/1/26	27,766	28,669
[8]	Sunrise FinCo I BV	4.875%	7/15/31	225	201
[5,10]	TDC Net A/S	5.056%	5/31/28	500	554
	Telefonica Emisiones SA	4.665%	3/6/38	4,056	3,693
	Time Warner Cable LLC	7.300%	7/1/38	4,890	4,913
	Time Warner Cable LLC	4.500%	9/15/42	6,620	4,907
	T-Mobile USA Inc.	3.375%	4/15/29	4,770	4,414
	T-Mobile USA Inc.	6.000%	6/15/54	6,340	6,773
	T-Mobile USA Inc.	3.600%	11/15/60	2,442	1,712
	T-Mobile USA Inc.	5.800%	9/15/62	3,740	3,866
[8]	Univision Communications Inc.	8.000%	8/15/28	185	188
[8]	Univision Communications Inc.	4.500%	5/1/29	15	13
[8]	Univision Communications Inc.	7.375%	6/30/30	225	223
	Verizon Communications Inc.	4.125%	3/16/27	458	448
	Verizon Communications Inc.	4.329%	9/21/28	200	196
	Verizon Communications Inc.	3.400%	3/22/41	3,006	2,347
	Verizon Communications Inc.	3.850%	11/1/42	2,693	2,212
	Verizon Communications Inc.	4.862%	8/21/46	3,000	2,815
	Verizon Communications Inc.	5.500%	2/23/54	7,380	7,452
	Verizon Communications Inc.	3.000%	11/20/60	1,800	1,122
	Verizon Communications Inc.	3.700%	3/22/61	2,065	1,510
[8]	Videotron Ltd.	3.625%	6/15/29	365	330
	Vodafone Group plc	6.150%	2/27/37	2,850	3,044
	Vodafone Group plc	4.375%	2/19/43	2,000	1,728
[8]	VZ Secured Financing BV	5.000%	1/15/32	370	318
	Warnermedia Holdings Inc.	3.755%	3/15/27	32,390	30,901
	Warnermedia Holdings Inc.	5.050%	3/15/42	7,801	6,691
	Warnermedia Holdings Inc.	5.141%	3/15/52	9,640	8,002
[8]	WMG Acquisition Corp.	3.750%	12/1/29	840	753
					389,836
Consumer Discretionary (1.1%)
[8]	Amer Sports Co.	6.750%	2/16/31	60	60
	American Axle & Manufacturing Inc.	5.000%	10/1/29	170	153
	American Honda Finance Corp.	4.750%	1/12/26	3,581	3,558
	Asbury Automotive Group Inc.	4.500%	3/1/28	961	913
	AutoZone Inc.	6.250%	11/1/28	3,170	3,325
[8]	Beacon Roofing Supply Inc.	4.125%	5/15/29	15	14
[8]	Boyne USA Inc.	4.750%	5/15/29	50	46
[8]	Builders FirstSource Inc.	6.375%	3/1/34	215	216
[8]	Caesars Entertainment Inc.	6.500%	2/15/32	65	66
[8]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	560	575
[8]	Carnival Corp.	5.750%	3/1/27	385	381
[8]	Carnival Corp.	4.000%	8/1/28	610	568
[8]	Carnival Corp.	6.000%	5/1/29	60	59
[8]	Carnival Corp.	10.500%	6/1/30	20	22
[8]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	140	153
[8]	Churchill Downs Inc.	5.500%	4/1/27	325	319
[8]	Churchill Downs Inc.	4.750%	1/15/28	298	284
[8]	Churchill Downs Inc.	5.750%	4/1/30	65	63
[8]	Clarios Global LP	6.750%	5/15/25	46	46
[8]	Clarios Global LP	8.500%	5/15/27	270	270
	Dana Inc.	4.250%	9/1/30	215	190
	Dana Inc.	4.500%	2/15/32	95	82
	Ford Motor Co.	9.625%	4/22/30	20	23
	Ford Motor Credit Co. LLC	2.700%	8/10/26	70	65
14

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ford Motor Credit Co. LLC	4.950%	5/28/27	1,085	1,059
	Ford Motor Credit Co. LLC	4.125%	8/17/27	100	95
	Ford Motor Credit Co. LLC	3.815%	11/2/27	365	342
	Ford Motor Credit Co. LLC	7.350%	11/4/27	7,315	7,672
	Ford Motor Credit Co. LLC	6.800%	5/12/28	555	576
	Ford Motor Credit Co. LLC	6.798%	11/7/28	3,880	4,047
	Ford Motor Credit Co. LLC	2.900%	2/10/29	845	745
	Ford Motor Credit Co. LLC	7.200%	6/10/30	205	217
	Ford Motor Credit Co. LLC	7.122%	11/7/33	1,885	2,027
	General Motors Co.	6.125%	10/1/25	1,000	1,008
	General Motors Co.	5.200%	4/1/45	1,600	1,438
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,242	1,225
	General Motors Financial Co. Inc.	2.900%	2/26/25	157	153
	General Motors Financial Co. Inc.	4.350%	4/9/25	103	102
	General Motors Financial Co. Inc.	2.750%	6/20/25	12,585	12,164
	General Motors Financial Co. Inc.	6.050%	10/10/25	7,565	7,621
	General Motors Financial Co. Inc.	1.250%	1/8/26	3,000	2,793
	General Motors Financial Co. Inc.	2.400%	10/15/28	1,000	886
	General Motors Financial Co. Inc.	5.850%	4/6/30	3,780	3,850
	General Motors Financial Co. Inc.	6.400%	1/9/33	4,740	4,970
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	50	50
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	355	331
[8]	Hanesbrands Inc.	9.000%	2/15/31	85	87
[8]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	25	25
	Home Depot Inc.	2.950%	6/15/29	1,583	1,455
	Home Depot Inc.	2.700%	4/15/30	480	428
	Home Depot Inc.	5.950%	4/1/41	3,290	3,536
	Home Depot Inc.	4.250%	4/1/46	720	622
	Home Depot Inc.	3.900%	6/15/47	100	82
	Home Depot Inc.	4.500%	12/6/48	500	444
	Home Depot Inc.	3.125%	12/15/49	750	524
	Home Depot Inc.	4.950%	9/15/52	1,165	1,110
	Home Depot Inc.	3.500%	9/15/56	1,660	1,234
[5,10]	Kering SA	3.375%	2/27/33	5,200	5,573
[5,10]	Kering SA	3.875%	9/5/35	500	553
[8]	Lithia Motors Inc.	4.625%	12/15/27	285	273
[8]	Lithia Motors Inc.	3.875%	6/1/29	1,180	1,064
[8]	Lithia Motors Inc.	4.375%	1/15/31	20	18
[8]	Live Nation Entertainment Inc.	5.625%	3/15/26	20	20
[8]	Live Nation Entertainment Inc.	6.500%	5/15/27	900	910
[8]	Live Nation Entertainment Inc.	3.750%	1/15/28	15	14
	Lowe's Cos. Inc.	3.100%	5/3/27	880	834
	Lowe's Cos. Inc.	1.700%	9/15/28	1,840	1,609
	Lowe's Cos. Inc.	4.450%	4/1/62	3,165	2,584
[5,10]	LVMH Moet Hennessy Louis Vuitton SE	3.500%	9/7/33	1,900	2,111
[5,10]	McDonald's Corp.	4.125%	11/28/35	2,000	2,246
[7]	MGM Resorts International	6.500%	4/15/32	140	140
[8]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/32	70	70
[8]	NCL Corp. Ltd.	5.875%	2/15/27	314	310
[8]	NCL Corp. Ltd.	8.125%	1/15/29	30	32
[8]	NCL Corp. Ltd.	7.750%	2/15/29	178	185
	Newell Brands Inc.	6.375%	9/15/27	323	319
	Newell Brands Inc.	6.625%	9/15/29	177	173
[8]	Ontario Gaming GTA LP	8.000%	8/1/30	110	114
[8]	Penn Entertainment Inc.	5.625%	1/15/27	85	82
15

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8]	Phinia Inc.	6.750%	4/15/29	30	30
[5,10]	RCI Banque SA	4.625%	10/2/26	16,500	18,099
[5,10]	Robert Bosch GmbH	4.375%	6/2/43	700	800
[8]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	274	290
[8]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	60	64
[8]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	42	44
	Sally Holdings LLC	6.750%	3/1/32	20	20
	Service Corp. International	4.000%	5/15/31	20	18
	Starbucks Corp.	3.500%	11/15/50	600	445
[8]	Station Casinos LLC	6.625%	3/15/32	65	66
[8]	Studio City Co. Ltd.	7.000%	2/15/27	240	240
[10]	Tapestry Inc.	5.375%	11/27/27	500	559
[5]	Toyota Motor Credit Corp.	1.900%	1/13/27	4,045	3,734
[5]	Toyota Motor Credit Corp.	3.050%	3/22/27	3,775	3,591
	Toyota Motor Credit Corp.	3.650%	1/8/29	279	266
[5,10]	Volkswagen International Finance NV	4.125%	11/15/25	3,000	3,252
[5,10]	Volkswagen International Finance NV	1.500%	1/21/41	700	528
[8]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	125	116
					125,765
Consumer Staples (1.7%)
	Altria Group Inc.	2.350%	5/6/25	880	851
	Altria Group Inc.	4.400%	2/14/26	2,570	2,531
	Altria Group Inc.	2.450%	2/4/32	2,945	2,391
	Altria Group Inc.	5.800%	2/14/39	2,000	2,028
	Altria Group Inc.	3.400%	2/4/41	3,000	2,202
	Altria Group Inc.	5.375%	1/31/44	325	320
	Altria Group Inc.	5.950%	2/14/49	135	137
	Altria Group Inc.	4.450%	5/6/50	300	239
[5]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	3,090	2,999
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	4,250	3,912
[5,10]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	2,400	2,407
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	6,230	6,428
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	907
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,117	1,088
[8]	B&G Foods Inc.	8.000%	9/15/28	120	125
	BAT Capital Corp.	3.215%	9/6/26	200	190
	BAT Capital Corp.	3.557%	8/15/27	3,471	3,285
	BAT Capital Corp.	5.834%	2/20/31	14,980	15,172
	BAT Capital Corp.	4.390%	8/15/37	12,490	10,495
	BAT Capital Corp.	7.079%	8/2/43	4,745	5,066
	BAT Capital Corp.	4.540%	8/15/47	2,930	2,257
	BAT Capital Corp.	3.984%	9/25/50	975	686
	BAT International Finance plc	1.668%	3/25/26	70	65
[5,10]	BAT Netherlands Finance BV	5.375%	2/16/31	600	700
[5,10]	British American Tobacco plc	3.000%	Perpetual	2,400	2,444
	Conagra Brands Inc.	5.300%	10/1/26	4,860	4,865
[8]	Coty Inc.	5.000%	4/15/26	16	16
[8]	Coty Inc.	6.625%	7/15/30	75	76
[8]	Energizer Holdings Inc.	4.750%	6/15/28	529	491
[8]	Fiesta Purchaser Inc.	7.875%	3/1/31	15	15
	Hormel Foods Corp.	1.800%	6/11/30	275	230
	J M Smucker Co.	2.125%	3/15/32	85	69
	J M Smucker Co.	6.500%	11/15/43	5,150	5,585
	J M Smucker Co.	4.375%	3/15/45	2,000	1,712
[8]	JBS USA LUX SA	6.750%	3/15/34	4,610	4,844
16

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	JBS USA LUX SA	7.250%	11/15/53	7,540	8,095
[8]	KeHE Distributors LLC	9.000%	2/15/29	155	157
	Kenvue Inc.	5.100%	3/22/43	3,385	3,367
[5]	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	7,000	6,837
	Kraft Heinz Foods Co.	3.750%	4/1/30	6,720	6,307
	Kroger Co.	2.200%	5/1/30	1,000	850
	Kroger Co.	3.875%	10/15/46	3,125	2,412
[8]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	5,000	4,544
	Mondelez International Inc.	2.750%	4/13/30	1,289	1,148
[5,10]	Nestle Finance International Ltd.	1.750%	11/2/37	500	453
[8]	Performance Food Group Inc.	6.875%	5/1/25	65	65
[8]	Performance Food Group Inc.	4.250%	8/1/29	80	73
	Philip Morris International Inc.	5.000%	11/17/25	4,610	4,600
	Philip Morris International Inc.	5.125%	11/17/27	3,655	3,673
	Philip Morris International Inc.	4.875%	2/13/29	36,830	36,623
	Philip Morris International Inc.	5.625%	11/17/29	3,000	3,090
	Philip Morris International Inc.	5.125%	2/15/30	2,610	2,610
	Philip Morris International Inc.	2.100%	5/1/30	200	170
	Philip Morris International Inc.	5.500%	9/7/30	250	255
	Philip Morris International Inc.	6.375%	5/16/38	7,000	7,660
[10]	Philip Morris International Inc.	1.450%	8/1/39	1,700	1,267
	Philip Morris International Inc.	4.250%	11/10/44	2,050	1,718
[8]	Post Holdings Inc.	6.250%	2/15/32	110	111
	Reynolds American Inc.	4.450%	6/12/25	328	324
	Unilever Capital Corp.	2.125%	9/6/29	294	259
[8]	United Natural Foods Inc.	6.750%	10/15/28	153	127
[8]	US Foods Inc.	6.875%	9/15/28	25	26
[8]	US Foods Inc.	4.750%	2/15/29	48	46
[8]	US Foods Inc.	7.250%	1/15/32	40	42
					183,737
Energy (2.6%)
[8]	Antero Midstream Partners LP	6.625%	2/1/32	125	126
[8]	Antero Resources Corp.	5.375%	3/1/30	140	134
[5]	BP Capital Markets America Inc.	3.017%	1/16/27	248	237
	BP Capital Markets America Inc.	3.543%	4/6/27	3,000	2,890
	BP Capital Markets America Inc.	4.234%	11/6/28	6,933	6,789
	BP Capital Markets plc	3.279%	9/19/27	278	265
	Canadian Natural Resources Ltd.	2.950%	7/15/30	5,545	4,880
	Canadian Natural Resources Ltd.	6.250%	3/15/38	670	696
[5]	Canadian Natural Resources Ltd.	4.950%	6/1/47	650	586
	Cenovus Energy Inc.	4.250%	4/15/27	9,535	9,283
	Cenovus Energy Inc.	6.750%	11/15/39	144	159
	Cenovus Energy Inc.	5.400%	6/15/47	595	560
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	705	656
	Cheniere Energy Inc.	4.625%	10/15/28	305	296
	Cheniere Energy Partners LP	4.000%	3/1/31	450	409
	Cheniere Energy Partners LP	3.250%	1/31/32	2,800	2,384
	Cheniere Energy Partners LP	5.950%	6/30/33	3,205	3,274
	Chevron USA Inc.	3.250%	10/15/29	1,000	936
[8]	Civitas Resources Inc.	8.375%	7/1/28	95	100
[8]	Civitas Resources Inc.	8.625%	11/1/30	40	43
[8]	Civitas Resources Inc.	8.750%	7/1/31	65	70
[8]	CNX Resources Corp.	7.250%	3/1/32	90	92
[8]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	5,675	5,637
17

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ConocoPhillips Co.	6.950%	4/15/29	1,000	1,099
	ConocoPhillips Co.	4.300%	11/15/44	265	232
	ConocoPhillips Co.	3.800%	3/15/52	1,000	781
	ConocoPhillips Co.	5.300%	5/15/53	1,985	1,975
	ConocoPhillips Co.	5.700%	9/15/63	1,190	1,246
[8]	Continental Resources Inc.	2.268%	11/15/26	2,000	1,842
	Coterra Energy Inc.	4.375%	3/15/29	2,440	2,349
[8]	CrownRock LP	5.625%	10/15/25	205	204
	DCP Midstream Operating LP	5.625%	7/15/27	59	59
[8]	DCP Midstream Operating LP	6.750%	9/15/37	8,440	9,148
	Devon Energy Corp.	5.600%	7/15/41	200	193
[8]	Diamond Foreign Asset Co.	8.500%	10/1/30	140	147
	Diamondback Energy Inc.	3.125%	3/24/31	215	191
[8]	DT Midstream Inc.	4.125%	6/15/29	455	419
[8]	DT Midstream Inc.	4.375%	6/15/31	230	208
[5]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	66	65
	Enbridge Inc.	2.500%	2/14/25	920	896
	Enbridge Inc.	1.600%	10/4/26	3,248	2,976
	Enbridge Inc.	3.125%	11/15/29	450	411
	Enbridge Inc.	6.700%	11/15/53	5,995	6,787
	Energy Transfer LP	2.900%	5/15/25	9,500	9,220
	Energy Transfer LP	4.400%	3/15/27	6,067	5,936
	Energy Transfer LP	3.750%	5/15/30	1,420	1,310
	Energy Transfer LP	5.750%	2/15/33	2,470	2,509
	Energy Transfer LP	6.050%	6/1/41	700	704
	Energy Transfer LP	6.500%	2/1/42	1,400	1,486
	Energy Transfer LP	5.300%	4/1/44	1,825	1,680
	Energy Transfer LP	5.150%	3/15/45	1,520	1,383
	Energy Transfer LP	6.250%	4/15/49	400	411
	Energy Transfer LP	5.950%	5/15/54	16,070	16,030
	Enterprise Products Operating LLC	5.950%	2/1/41	380	402
	Enterprise Products Operating LLC	4.850%	3/15/44	2,400	2,248
	Enterprise Products Operating LLC	5.100%	2/15/45	2,000	1,919
	Enterprise Products Operating LLC	4.900%	5/15/46	860	802
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	773
	EOG Resources Inc.	4.375%	4/15/30	430	421
	EOG Resources Inc.	3.900%	4/1/35	200	182
[8]	EQM Midstream Partners LP	7.500%	6/1/27	170	174
[8]	EQM Midstream Partners LP	6.500%	7/1/27	155	156
	EQM Midstream Partners LP	5.500%	7/15/28	275	271
[8]	EQM Midstream Partners LP	7.500%	6/1/30	147	157
	EQT Corp.	3.900%	10/1/27	2,198	2,088
	Exxon Mobil Corp.	4.227%	3/19/40	2,235	2,037
	Exxon Mobil Corp.	4.114%	3/1/46	1,000	862
[8]	FS Luxembourg Sarl	8.875%	2/12/31	200	198
	Genesis Energy LP	8.250%	1/15/29	90	92
	Helmerich & Payne Inc.	2.900%	9/29/31	5,185	4,355
	Hess Corp.	7.300%	8/15/31	185	209
[8]	Hilcorp Energy I LP	5.750%	2/1/29	80	78
[8]	Hilcorp Energy I LP	6.000%	2/1/31	95	93
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	2,891	2,934
[8]	Kinetik Holdings LP	6.625%	12/15/28	70	71
	Marathon Oil Corp.	5.300%	4/1/29	7,695	7,683
	MPLX LP	1.750%	3/1/26	2,000	1,870
	MPLX LP	4.500%	4/15/38	1,850	1,643
18

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MPLX LP	4.950%	3/14/52	1,500	1,317
	MPLX LP	5.650%	3/1/53	476	465
[8]	Northern Natural Gas Co.	5.625%	2/1/54	3,275	3,328
	NuStar Logistics LP	6.375%	10/1/30	230	232
	Occidental Petroleum Corp.	5.500%	12/1/25	2,465	2,463
	Occidental Petroleum Corp.	6.375%	9/1/28	1,860	1,936
	Occidental Petroleum Corp.	6.625%	9/1/30	1,630	1,726
	Occidental Petroleum Corp.	6.125%	1/1/31	993	1,028
	Occidental Petroleum Corp.	7.500%	5/1/31	1,165	1,297
	Occidental Petroleum Corp.	6.450%	9/15/36	440	469
	Occidental Petroleum Corp.	6.600%	3/15/46	160	172
	ONEOK Inc.	5.550%	11/1/26	3,720	3,755
	ONEOK Inc.	5.650%	11/1/28	3,725	3,811
	ONEOK Inc.	3.400%	9/1/29	500	461
	ONEOK Inc.	5.800%	11/1/30	4,370	4,503
	ONEOK Partners LP	6.125%	2/1/41	1,355	1,398
	Ovintiv Inc.	5.650%	5/15/25	6,685	6,686
[8]	Permian Resources Operating LLC	7.750%	2/15/26	210	213
[8]	Permian Resources Operating LLC	5.875%	7/1/29	615	605
[8]	Permian Resources Operating LLC	7.000%	1/15/32	120	124
[5]	Petronas Capital Ltd.	3.500%	4/21/30	14,800	13,606
	Phillips 66	4.650%	11/15/34	1,035	986
	Phillips 66 Co.	5.250%	6/15/31	6,040	6,116
	Phillips 66 Co.	5.650%	6/15/54	7,130	7,231
	Pioneer Natural Resources Co.	1.900%	8/15/30	2,000	1,681
	Pioneer Natural Resources Co.	2.150%	1/15/31	5,410	4,555
	Plains All American Pipeline LP	3.550%	12/15/29	1,000	917
	Plains All American Pipeline LP	4.900%	2/15/45	410	356
[8]	Raizen Fuels Finance SA	6.950%	3/5/54	3,400	3,496
	Range Resources Corp.	8.250%	1/15/29	135	140
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	570	569
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	6,739	6,793
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	2,964	2,871
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	2,000	1,923
	Shell International Finance BV	2.375%	11/7/29	985	877
	Shell International Finance BV	4.550%	8/12/43	500	463
	Shell International Finance BV	4.375%	5/11/45	500	447
	Shell International Finance BV	3.750%	9/12/46	550	444
	Shell International Finance BV	3.125%	11/7/49	1,300	923
	Suncor Energy Inc.	6.500%	6/15/38	855	909
	Suncor Energy Inc.	3.750%	3/4/51	1,168	861
[8]	Sunoco LP	7.000%	9/15/28	255	261
[8]	Tallgrass Energy Partners LP	7.375%	2/15/29	195	196
	Targa Resources Corp.	6.150%	3/1/29	8,675	9,044
	Targa Resources Corp.	6.125%	3/15/33	3,250	3,391
	Targa Resources Corp.	6.500%	3/30/34	8,360	8,989
	Targa Resources Partners LP	5.000%	1/15/28	1,500	1,477
	Targa Resources Partners LP	6.875%	1/15/29	655	673
	Targa Resources Partners LP	4.875%	2/1/31	1,500	1,439
[5,10]	TotalEnergies SE	2.000%	Perpetual	900	905
	TransCanada PipeLines Ltd.	4.100%	4/15/30	2,915	2,755
	TransCanada PipeLines Ltd.	2.500%	10/12/31	2,695	2,241
	TransCanada PipeLines Ltd.	6.200%	10/15/37	900	941
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	75	72
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	780	706
19

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Transocean Inc.	8.750%	2/15/30	162	169
[8]	Transocean Titan Financing Ltd.	8.375%	2/1/28	105	109
[8]	Valaris Ltd.	8.375%	4/30/30	220	227
	Valero Energy Corp.	4.350%	6/1/28	205	200
	Valero Energy Corp.	3.650%	12/1/51	2,000	1,441
[8]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	475	428
[8]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	85	86
[8]	Venture Global LNG Inc.	8.125%	6/1/28	75	77
[8]	Venture Global LNG Inc.	9.500%	2/1/29	330	356
[8]	Venture Global LNG Inc.	8.375%	6/1/31	105	108
[8]	Venture Global LNG Inc.	9.875%	2/1/32	235	253
[8]	Viper Energy Inc.	7.375%	11/1/31	105	109
[8]	Vital Energy Inc.	7.750%	7/31/29	105	106
	Western Midstream Operating LP	4.500%	3/1/28	1,198	1,156
	Western Midstream Operating LP	4.750%	8/15/28	2,614	2,536
	Williams Cos. Inc.	4.650%	8/15/32	2,100	2,025
	Williams Cos. Inc.	6.300%	4/15/40	200	211
	Williams Cos. Inc.	5.100%	9/15/45	535	496
					279,453
Financials (13.2%)
[5,10]	ABN AMRO Bank NV	5.125%	2/22/33	2,200	2,436
	AerCap Ireland Capital DAC	6.100%	1/15/27	20,760	21,097
	AerCap Ireland Capital DAC	3.000%	10/29/28	9,235	8,363
	AerCap Ireland Capital DAC	3.850%	10/29/41	2,700	2,134
[5,10]	Allianz SE	4.597%	9/7/38	1,200	1,321
	Allstate Corp.	5.250%	3/30/33	7,910	7,935
	American Express Co.	3.950%	8/1/25	14,600	14,350
	American Express Co.	5.850%	11/5/27	4,100	4,222
	American Express Co.	5.098%	2/16/28	8,780	8,768
	American International Group Inc.	4.800%	7/10/45	715	666
	Ameriprise Financial Inc.	3.700%	10/15/24	207	205
	Ameriprise Financial Inc.	3.000%	4/2/25	694	678
[8]	AmWINS Group Inc.	6.375%	2/15/29	140	141
[8]	AmWINS Group Inc.	4.875%	6/30/29	25	23
	Aon Global Ltd.	4.600%	6/14/44	478	418
	Aon Global Ltd.	4.750%	5/15/45	505	453
	Aon North America Inc.	5.125%	3/1/27	3,430	3,447
	Aon North America Inc.	5.150%	3/1/29	14,080	14,161
	Aon North America Inc.	5.750%	3/1/54	11,280	11,541
	Ares Capital Corp.	5.875%	3/1/29	4,370	4,359
[5,10]	Argenta Spaarbank NV	1.000%	10/13/26	3,100	3,201
[5,10]	Argenta Spaarbank NV	1.000%	1/29/27	2,800	2,775
	Athene Holding Ltd.	6.250%	4/1/54	22,530	22,857
[9,12]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	6.356%	7/26/29	8,000	5,228
[5,11]	Aviva plc	6.875%	5/20/58	1,200	1,593
[5,10]	Banco de Sabadell SA	5.500%	9/8/29	1,200	1,363
	Banco Santander SA	5.147%	8/18/25	5,000	4,964
	Banco Santander SA	6.527%	11/7/27	4,800	4,926
	Banco Santander SA	5.588%	8/8/28	3,000	3,043
	Banco Santander SA	6.607%	11/7/28	2,000	2,115
	Banco Santander SA	6.921%	8/8/33	2,000	2,091
	Banco Santander SA	6.938%	11/7/33	1,140	1,258
[5]	Bank of America Corp.	3.366%	1/23/26	4,099	4,023
[5]	Bank of America Corp.	1.319%	6/19/26	1,755	1,668
20

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	5.933%	9/15/27	17,000	17,228
[5]	Bank of America Corp.	3.705%	4/24/28	244	233
[5]	Bank of America Corp.	3.970%	3/5/29	3,495	3,341
	Bank of America Corp.	5.202%	4/25/29	4,840	4,844
[5]	Bank of America Corp.	2.087%	6/14/29	8,590	7,590
	Bank of America Corp.	2.299%	7/21/32	3,000	2,455
[5]	Bank of America Corp.	2.972%	2/4/33	9,430	7,999
	Bank of America Corp.	4.571%	4/27/33	5,500	5,222
[5]	Bank of America Corp.	4.078%	4/23/40	5,429	4,692
[5]	Bank of America Corp.	2.676%	6/19/41	1,700	1,207
	Bank of America Corp.	3.311%	4/22/42	400	308
[5]	Bank of America Corp.	4.875%	4/1/44	1,000	946
[5]	Bank of America Corp.	3.946%	1/23/49	1,000	820
[5]	Bank of America Corp.	4.083%	3/20/51	2,000	1,642
[5]	Bank of America Corp.	2.831%	10/24/51	1,000	654
	Bank of America NA	5.526%	8/18/26	15,900	16,059
[5,10]	Bank of Ireland Group plc	1.375%	8/11/31	1,000	1,009
	Bank of New York Mellon Corp.	4.414%	7/24/26	4,190	4,139
	Bank of New York Mellon Corp.	4.947%	4/26/27	28,200	28,081
[5]	Bank of New York Mellon Corp.	5.802%	10/25/28	3,370	3,461
	Bank of New York Mellon Corp.	4.543%	2/1/29	3,000	2,952
[5]	Bank of New York Mellon Corp.	4.975%	3/14/30	9,880	9,883
	Bank of New York Mellon Corp.	4.596%	7/26/30	2,900	2,849
[5]	Bank of New York Mellon Corp.	4.967%	4/26/34	5,370	5,268
[5]	Bank of New York Mellon Corp.	6.474%	10/25/34	4,670	5,084
[5]	Bank of New York Mellon Corp.	5.188%	3/14/35	14,000	13,935
[5]	Bank of Nova Scotia	3.450%	4/11/25	6,270	6,144
	Bank of Nova Scotia	4.750%	2/2/26	7,200	7,149
	Barclays plc	5.304%	8/9/26	3,400	3,383
	Barclays plc	5.674%	3/12/28	15,460	15,510
	Barclays plc	7.385%	11/2/28	2,000	2,120
[11]	Barclays plc	3.750%	11/22/30	500	605
[10]	Barclays plc	4.506%	1/31/33	2,800	3,089
	Barclays plc	7.437%	11/2/33	3,556	3,953
	Barclays plc	7.119%	6/27/34	7,870	8,375
	Barclays plc	6.036%	3/12/55	8,420	8,756
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	5,780	4,672
[5,10]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	1,000	1,045
[5,10]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	10,854	10,700
[5,10]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	1,000	976
[5,10]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	4,300	3,998
[10]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	800	809
[5,10]	Blackstone Property Partners Europe Holdings Sarl	1.625%	4/20/30	500	448
	Blue Owl Capital Corp.	5.950%	3/15/29	4,590	4,565
[5,10]	BPCE SA	4.375%	7/13/28	2,500	2,761
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	8,993	8,966
	Capital One Financial Corp.	3.750%	7/28/26	4,750	4,577
	Capital One Financial Corp.	3.750%	3/9/27	1,000	960
	Capital One Financial Corp.	7.149%	10/29/27	20,045	20,870
	Capital One Financial Corp.	5.468%	2/1/29	1,060	1,058
21

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital One Financial Corp.	6.312%	6/8/29	4,760	4,891
	Capital One Financial Corp.	5.700%	2/1/30	10,550	10,638
[5]	Capital One Financial Corp.	7.624%	10/30/31	7,000	7,731
	Charles Schwab Corp.	2.450%	3/3/27	2,485	2,315
	Charles Schwab Corp.	6.196%	11/17/29	5,470	5,684
	Chubb INA Holdings Inc.	1.375%	9/15/30	1,582	1,289
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,710	1,523
	Citigroup Inc.	2.014%	1/25/26	6,800	6,591
	Citigroup Inc.	3.200%	10/21/26	1,524	1,451
	Citigroup Inc.	4.450%	9/29/27	1,907	1,854
[5]	Citigroup Inc.	4.075%	4/23/29	2,243	2,147
	Citigroup Inc.	6.174%	5/25/34	1,400	1,422
[5]	Citigroup Inc.	3.878%	1/24/39	1,500	1,277
	Citigroup Inc.	4.650%	7/30/45	2,316	2,091
	Citigroup Inc.	4.650%	7/23/48	1,000	905
[5,10]	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	5,400	5,474
[5,11]	Close Brothers Finance plc	2.750%	10/19/26	3,200	3,684
[5,10]	Cooperatieve Rabobank UA	3.822%	7/26/34	2,400	2,638
	Corebridge Financial Inc.	3.500%	4/4/25	1,800	1,762
	Corebridge Financial Inc.	3.650%	4/5/27	1,940	1,854
	Corebridge Financial Inc.	3.850%	4/5/29	4,020	3,760
	Corebridge Financial Inc.	3.900%	4/5/32	2,410	2,168
	Corebridge Financial Inc.	4.350%	4/5/42	2,260	1,902
	Corebridge Financial Inc.	4.400%	4/5/52	3,630	2,964
[5,10]	Credit Agricole SA	0.500%	9/21/29	4,500	4,240
[5,10]	Credit Mutuel Arkea SA	3.375%	9/19/27	6,400	6,888
[5,10]	Credit Suisse AG	1.500%	4/10/26	7,000	7,243
	Credit Suisse AG	5.000%	7/9/27	5,810	5,757
	Credit Suisse AG	7.500%	2/15/28	1,500	1,617
[5,10]	Crelan SA	6.000%	2/28/30	1,800	2,074
[5,10]	Danske Bank A/S	1.500%	9/2/30	2,000	2,070
[10]	Danske Bank A/S	4.125%	1/10/31	1,700	1,889
[5,10]	Danske Bank A/S	1.000%	5/15/31	9,700	9,812
	Deutsche Bank AG	7.146%	7/13/27	1,000	1,028
	Deutsche Bank AG	5.706%	2/8/28	3,540	3,536
	Deutsche Bank AG	6.720%	1/18/29	1,000	1,034
	Deutsche Bank AG	6.819%	11/20/29	1,000	1,045
	Deutsche Bank AG	7.079%	2/10/34	2,000	2,057
	Equitable Holdings Inc.	5.000%	4/20/48	290	263
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,500	1,050
	Fifth Third Bancorp	1.707%	11/1/27	1,000	909
	Fifth Third Bancorp	3.950%	3/14/28	8,025	7,665
	Fifth Third Bancorp	6.339%	7/27/29	26,299	27,096
	Fifth Third Bancorp	5.631%	1/29/32	2,000	2,003
[5]	Fifth Third Bank NA	3.950%	7/28/25	2,599	2,546
	FS KKR Capital Corp.	3.400%	1/15/26	1,200	1,138
[8]	GGAM Finance Ltd.	8.000%	2/15/27	130	134
[8]	GGAM Finance Ltd.	8.000%	6/15/28	40	42
[7,8]	GGAM Finance Ltd.	6.875%	4/15/29	55	55
[8]	Global Atlantic Fin Co.	7.950%	6/15/33	11,950	13,269
[8]	Global Atlantic Fin Co.	6.750%	3/15/54	6,530	6,697
	Goldman Sachs Group Inc.	6.750%	10/1/37	5,000	5,453
[5]	Goldman Sachs Group Inc.	4.411%	4/23/39	5,128	4,582
	Goldman Sachs Group Inc.	3.210%	4/22/42	1,500	1,126
[5]	Goldman Sachs Group Inc.	4.800%	7/8/44	3,480	3,208
22

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	4.750%	10/21/45	2,180	2,009
[8]	Howden UK Refinance plc	7.250%	2/15/31	75	75
[8]	Howden UK Refinance plc	8.125%	2/15/32	45	45
	HSBC Holdings plc	0.976%	5/24/25	2,900	2,877
	HSBC Holdings plc	4.300%	3/8/26	215	211
	HSBC Holdings plc	3.900%	5/25/26	257	250
[5]	HSBC Holdings plc	2.099%	6/4/26	3,967	3,804
[5]	HSBC Holdings plc	4.292%	9/12/26	200	196
	HSBC Holdings plc	5.887%	8/14/27	17,845	17,994
[5]	HSBC Holdings plc	4.041%	3/13/28	652	628
[5]	HSBC Holdings plc	4.583%	6/19/29	348	337
[5]	HSBC Holdings plc	3.973%	5/22/30	248	231
[11]	HSBC Holdings plc	6.800%	9/14/31	1,764	2,395
	HSBC Holdings plc	6.547%	6/20/34	3,000	3,103
[5]	HSBC Holdings plc	6.500%	9/15/37	4,031	4,195
	HSBC Holdings plc	6.332%	3/9/44	2,000	2,145
	HSBC USA Inc.	5.625%	3/17/25	5,900	5,910
	HSBC USA Inc.	5.294%	3/4/27	10,570	10,631
[8]	HUB International Ltd.	7.250%	6/15/30	45	46
[8]	HUB International Ltd.	7.375%	1/31/32	45	45
	Huntington Bancshares Inc.	6.208%	8/21/29	10,500	10,751
	Huntington Bancshares Inc.	5.023%	5/17/33	1,000	952
[10]	ING Groep NV	1.000%	11/13/30	3,500	3,582
	Intercontinental Exchange Inc.	4.950%	6/15/52	1,600	1,517
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,000	632
	Intercontinental Exchange Inc.	5.200%	6/15/62	350	342
	Invesco Finance plc	5.375%	11/30/43	590	575
[10]	JAB Holdings BV	4.750%	6/29/32	800	917
[10]	JAB Holdings BV	5.000%	6/12/33	2,000	2,324
[10]	JAB Holdings BV	2.250%	12/19/39	700	579
[5]	JPMorgan Chase & Co.	2.005%	3/13/26	2,010	1,943
	JPMorgan Chase & Co.	1.578%	4/22/27	2,000	1,854
	JPMorgan Chase & Co.	5.040%	1/23/28	5,690	5,669
	JPMorgan Chase & Co.	2.947%	2/24/28	6,253	5,874
	JPMorgan Chase & Co.	4.323%	4/26/28	2,000	1,954
	JPMorgan Chase & Co.	4.851%	7/25/28	3,370	3,342
	JPMorgan Chase & Co.	2.069%	6/1/29	9,210	8,167
	JPMorgan Chase & Co.	6.087%	10/23/29	5,300	5,507
	JPMorgan Chase & Co.	6.400%	5/15/38	3,000	3,374
[5]	JPMorgan Chase & Co.	3.882%	7/24/38	1,304	1,125
	JPMorgan Chase & Co.	5.500%	10/15/40	950	972
[5]	JPMorgan Chase & Co.	3.109%	4/22/41	5,930	4,517
	JPMorgan Chase & Co.	5.600%	7/15/41	1,341	1,404
	JPMorgan Chase & Co.	2.525%	11/19/41	2,620	1,829
	JPMorgan Chase & Co.	3.157%	4/22/42	3,510	2,665
[5]	JPMorgan Chase & Co.	3.964%	11/15/48	660	540
[5]	JPMorgan Chase & Co.	3.109%	4/22/51	3,600	2,508
	JPMorgan Chase & Co.	3.328%	4/22/52	1,750	1,267
	JPMorgan Chase Bank NA	5.110%	12/8/26	13,910	13,946
[5]	KeyBank NA	4.150%	8/8/25	1,000	972
[8]	Lseg US Fin Corp.	4.875%	3/28/27	3,780	3,765
	M&T Bank Corp.	7.413%	10/30/29	34,810	36,714
	M&T Bank Corp.	6.082%	3/13/32	54,800	54,707
[8]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	80	81
[8]	Macquarie Airfinance Holdings Ltd.	6.500%	3/26/31	90	92
23

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	6,740	6,592
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	5,290	5,098
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	254	250
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,000	1,863
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	4,000	4,153
[5]	MDGH GMTN RSC Ltd.	3.000%	3/28/27	7,600	7,168
	MetLife Inc.	4.875%	11/13/43	2,000	1,876
	MetLife Inc.	5.000%	7/15/52	2,000	1,881
[8]	Midcap Financial Issuer Trust	5.625%	1/15/30	347	299
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	636	626
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	525	499
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	6,200	6,198
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	515	443
[5]	Morgan Stanley	3.875%	1/27/26	707	691
[5]	Morgan Stanley	2.188%	4/28/26	2,070	1,997
	Morgan Stanley	3.625%	1/20/27	573	553
	Morgan Stanley	3.950%	4/23/27	4,750	4,587
	Morgan Stanley	2.475%	1/21/28	3,500	3,255
[5]	Morgan Stanley	3.591%	7/22/28	751	714
	Morgan Stanley	5.123%	2/1/29	3,150	3,143
[10]	Morgan Stanley	0.495%	10/26/29	1,100	1,034
[10]	Morgan Stanley	3.790%	3/21/30	3,500	3,804
	Morgan Stanley	4.889%	7/20/33	2,000	1,939
	Morgan Stanley	6.627%	11/1/34	4,000	4,375
	Morgan Stanley	5.948%	1/19/38	8,690	8,698
[5]	Morgan Stanley	3.971%	7/22/38	1,000	855
[5]	Morgan Stanley	4.457%	4/22/39	545	495
	Morgan Stanley	6.375%	7/24/42	1,740	1,964
	Morgan Stanley	4.300%	1/27/45	725	637
[5]	Morgan Stanley	2.802%	1/25/52	1,215	797
[5]	Morgan Stanley Bank NA	4.754%	4/21/26	13,200	13,112
[5]	Morgan Stanley Bank NA	4.952%	1/14/28	10,650	10,600
	Nasdaq Inc.	5.650%	6/28/25	3,070	3,080
	Nasdaq Inc.	5.350%	6/28/28	10,000	10,136
	Nasdaq Inc.	2.500%	12/21/40	1,675	1,138
	Nasdaq Inc.	3.950%	3/7/52	665	515
	Nasdaq Inc.	5.950%	8/15/53	5,000	5,265
[8]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	73	66
[8]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	87	86
	NatWest Group plc	5.583%	3/1/28	5,640	5,670
[5]	NatWest Group plc	3.073%	5/22/28	1,175	1,096
[5]	NatWest Group plc	4.892%	5/18/29	3,400	3,329
	Navient Corp.	9.375%	7/25/30	100	107
[5,10]	Nordea Bank Abp	2.500%	5/23/29	2,300	2,368
	OneMain Finance Corp.	3.500%	1/15/27	305	283
	OneMain Finance Corp.	7.875%	3/15/30	35	36
[7,8]	Panther Escrow Issuer LLC	7.125%	6/1/31	120	122
[8]	Penske Truck Leasing Co. LP	4.000%	7/15/25	2,730	2,674
[8]	Penske Truck Leasing Co. LP	5.350%	1/12/27	4,190	4,195
[11]	Phoenix Group Holdings plc	5.867%	6/13/29	300	374
[5]	PNC Bank NA	3.100%	10/25/27	262	244
	PNC Financial Services Group Inc.	3.150%	5/19/27	5,050	4,782
	PNC Financial Services Group Inc.	6.615%	10/20/27	2,210	2,274
	PNC Financial Services Group Inc.	5.300%	1/21/28	4,170	4,173
	PNC Financial Services Group Inc.	5.582%	6/12/29	9,100	9,210
24

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PNC Financial Services Group Inc.	5.068%	1/24/34	8,070	7,805
	PNC Financial Services Group Inc.	5.939%	8/18/34	3,840	3,941
	PNC Financial Services Group Inc.	6.875%	10/20/34	13,500	14,777
	PNC Financial Services Group Inc.	5.676%	1/22/35	13,000	13,119
	Progressive Corp.	2.500%	3/15/27	1,800	1,688
[8]	Protective Life Corp.	4.300%	9/30/28	85	82
[5]	Prudential Financial Inc.	3.000%	3/10/40	3,000	2,277
	Prudential Financial Inc.	3.935%	12/7/49	2,530	2,000
[5]	Prudential Financial Inc.	4.350%	2/25/50	500	427
[5]	Prudential Financial Inc.	3.700%	3/13/51	1,000	766
	Prudential Financial Inc.	6.500%	3/15/54	3,550	3,609
[5,10]	Raiffeisen Schweiz Genossenschaft	5.230%	11/1/27	5,200	5,873
[11]	Rothesay Life plc	8.000%	10/30/25	1,189	1,544
[11]	Rothesay Life plc	3.375%	7/12/26	1,942	2,341
[5,11]	Rothesay Life plc	7.734%	5/16/33	300	410
[5]	Royal Bank of Canada	4.950%	4/25/25	29,501	29,390
[5]	Royal Bank of Canada	4.875%	1/19/27	14,300	14,263
[5]	Royal Bank of Canada	6.000%	11/1/27	11,900	12,301
[5]	Royal Bank of Canada	5.200%	8/1/28	2,410	2,435
[5]	Royal Bank of Canada	5.150%	2/1/34	4,680	4,682
[5,10]	Societe Generale SA	1.000%	11/24/30	1,500	1,533
[10]	Standard Chartered plc	2.500%	9/9/30	1,500	1,575
	State Street Corp.	5.820%	11/4/28	920	947
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	290	283
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	10,050	10,203
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	427	404
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	192
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	6,500	6,627
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	1,000	1,107
[5,10]	Swedbank AB	3.625%	8/23/32	6,300	6,644
	Synovus Bank	5.625%	2/15/28	2,000	1,942
[5,10]	Talanx AG	4.000%	10/25/29	4,100	4,544
[5]	Toronto-Dominion Bank	5.532%	7/17/26	9,740	9,824
	Toronto-Dominion Bank	5.156%	1/10/28	3,500	3,523
	UBS AG	5.800%	9/11/25	27,670	27,864
	UBS AG	5.650%	9/11/28	10,000	10,238
[8]	UBS Group AG	6.327%	12/22/27	12,060	12,312
[8]	UBS Group AG	4.282%	1/9/28	15,440	14,892
[8]	UBS Group AG	4.194%	4/1/31	10,000	9,290
[8]	UBS Group AG	5.699%	2/8/35	21,330	21,436
[5]	US Bancorp	3.900%	4/26/28	300	289
[5]	US Bancorp	4.548%	7/22/28	7,900	7,742
	US Bancorp	4.653%	2/1/29	3,000	2,937
	US Bancorp	5.775%	6/12/29	21,830	22,210
	US Bancorp	5.850%	10/21/33	1,000	1,021
	US Bancorp	4.839%	2/1/34	2,020	1,917
	US Bancorp	5.836%	6/12/34	6,120	6,237
	US Bancorp	5.678%	1/23/35	10,500	10,604
[8]	USI Inc.	7.500%	1/15/32	60	60
[5]	Wells Fargo & Co.	3.550%	9/29/25	540	526
[5]	Wells Fargo & Co.	2.164%	2/11/26	3,256	3,158
	Wells Fargo & Co.	3.000%	4/22/26	504	482
[5]	Wells Fargo & Co.	2.188%	4/30/26	3,600	3,467
	Wells Fargo & Co.	3.000%	10/23/26	545	516
[5]	Wells Fargo & Co.	3.196%	6/17/27	200	191
25

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Wells Fargo & Co.	3.584%	5/22/28	4,354	4,137
[5]	Wells Fargo & Co.	2.393%	6/2/28	6,500	5,950
	Wells Fargo & Co.	6.303%	10/23/29	9,680	10,083
[5,11]	Wells Fargo & Co.	4.875%	11/29/35	700	830
[5]	Wells Fargo & Co.	3.068%	4/30/41	2,750	2,058
	Wells Fargo & Co.	5.375%	11/2/43	2,550	2,465
[5]	Wells Fargo & Co.	4.400%	6/14/46	750	624
[5]	Wells Fargo & Co.	5.013%	4/4/51	450	423
[5]	Wells Fargo & Co.	4.611%	4/25/53	750	661
	Wells Fargo Bank NA	4.811%	1/15/26	14,310	14,235
[5]	Wells Fargo Bank NA	5.450%	8/7/26	11,700	11,778
[5]	Wells Fargo Bank NA	6.600%	1/15/38	400	441
	Westpac Banking Corp.	2.963%	11/16/40	1,175	822
	Willis North America Inc.	2.950%	9/15/29	1,585	1,421
	Willis North America Inc.	3.875%	9/15/49	680	512
					1,443,166
Health Care (3.7%)
	AbbVie Inc.	4.800%	3/15/27	54,090	54,109
	AbbVie Inc.	4.800%	3/15/29	84,560	84,727
	AbbVie Inc.	3.200%	11/21/29	313	288
	AbbVie Inc.	4.050%	11/21/39	8,632	7,685
	AbbVie Inc.	4.875%	11/14/48	2,395	2,290
	AbbVie Inc.	4.250%	11/21/49	725	627
	AbbVie Inc.	5.500%	3/15/64	3,000	3,083
[5]	AdventHealth Obligated Group	2.795%	11/15/51	5,700	3,809
[5]	Allina Health System	3.887%	4/15/49	1,135	910
[10]	American Medical Systems Europe BV	3.375%	3/8/29	10,200	11,034
	Amgen Inc.	2.200%	2/21/27	2,609	2,414
	Amgen Inc.	3.150%	2/21/40	2,250	1,733
	Amgen Inc.	4.950%	10/1/41	8,375	7,952
	Amgen Inc.	5.650%	3/2/53	1,720	1,752
	Amgen Inc.	5.750%	3/2/63	1,740	1,774
	AstraZeneca Finance LLC	1.200%	5/28/26	1,000	923
	AstraZeneca Finance LLC	1.750%	5/28/28	1,800	1,597
	AstraZeneca plc	4.000%	9/18/42	3,990	3,429
[10]	Bayer AG	1.125%	1/6/30	500	458
	Becton Dickinson & Co.	4.693%	2/13/28	2,200	2,177
	Becton Dickinson & Co.	4.874%	2/8/29	7,590	7,546
[10]	Becton Dickinson & Co.	3.519%	2/8/31	4,600	4,973
	Becton Dickinson & Co.	4.669%	6/6/47	300	269
[5]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	3,635	2,367
	Boston Scientific Corp.	1.900%	6/1/25	1,000	961
	Boston Scientific Corp.	4.550%	3/1/39	392	367
	Bristol-Myers Squibb Co.	4.900%	2/22/27	6,140	6,160
	Bristol-Myers Squibb Co.	4.900%	2/22/29	16,875	16,962
	Bristol-Myers Squibb Co.	3.400%	7/26/29	666	626
	Bristol-Myers Squibb Co.	5.750%	2/1/31	450	472
	Bristol-Myers Squibb Co.	4.550%	2/20/48	680	608
	Bristol-Myers Squibb Co.	4.250%	10/26/49	450	384
	Bristol-Myers Squibb Co.	2.550%	11/13/50	3,250	2,004
	Bristol-Myers Squibb Co.	5.650%	2/22/64	12,790	13,163
[8]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	250	239
[8]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	655	626
	Cencora Inc.	4.300%	12/15/47	3,400	2,943
	Centene Corp.	2.450%	7/15/28	2,990	2,653
26

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Centene Corp.	3.000%	10/15/30	2	2
	Centene Corp.	2.625%	8/1/31	1,290	1,059
[5]	Children's Hospital of Philadelphia	2.704%	7/1/50	2,850	1,889
[5]	CHRISTUS Health	4.341%	7/1/28	200	196
	Cigna Group	1.250%	3/15/26	624	578
	Cigna Group	4.800%	8/15/38	1,730	1,626
	Cigna Group	3.400%	3/15/50	1,550	1,102
[5]	City of Hope	4.378%	8/15/48	80	66
	CommonSpirit Health	2.760%	10/1/24	615	605
	CVS Health Corp.	3.250%	8/15/29	20	18
	CVS Health Corp.	4.780%	3/25/38	21,147	19,536
	CVS Health Corp.	2.700%	8/21/40	1,300	904
[8]	DaVita Inc.	3.750%	2/15/31	165	138
	DH Europe Finance II Sarl	2.600%	11/15/29	500	448
	DH Europe Finance II Sarl	3.400%	11/15/49	1,120	840
	Elevance Health Inc.	3.650%	12/1/27	1,985	1,899
	Elevance Health Inc.	3.125%	5/15/50	1,000	694
	Elevance Health Inc.	6.100%	10/15/52	2,085	2,258
	Eli Lilly & Co.	2.500%	9/15/60	1,800	1,060
[5,10]	Fresenius Finance Ireland plc	0.875%	10/1/31	2,100	1,834
	GE HealthCare Technologies Inc.	5.600%	11/15/25	5,375	5,393
	GE HealthCare Technologies Inc.	5.857%	3/15/30	2,215	2,304
	GE HealthCare Technologies Inc.	6.377%	11/22/52	1,425	1,608
	Gilead Sciences Inc.	4.150%	3/1/47	1,660	1,395
	HCA Inc.	5.250%	6/15/26	757	755
	HCA Inc.	6.000%	4/1/54	6,275	6,368
	IQVIA Inc.	6.250%	2/1/29	135	140
	Kaiser Foundation Hospitals	3.150%	5/1/27	3,550	3,381
[8]	LifePoint Health Inc.	11.000%	10/15/30	85	91
[8]	Medline Borrower LP	3.875%	4/1/29	108	98
[8]	Medline Borrower LP	6.250%	4/1/29	65	65
[8]	Medline Borrower LP	5.250%	10/1/29	75	71
	Medtronic Inc.	4.625%	3/15/45	305	287
	Merck & Co. Inc.	5.150%	5/17/63	4,260	4,213
[5]	Mount Sinai Hospital	3.737%	7/1/49	1,200	893
[8]	Organon & Co.	4.125%	4/30/28	243	226
[8]	Organon & Co.	5.125%	4/30/31	395	350
[8]	Owens & Minor Inc.	6.625%	4/1/30	21	21
	Pfizer Inc.	2.625%	4/1/30	865	771
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	12,000	11,820
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	7,060	6,896
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	4,920	4,821
[8]	Roche Holdings Inc.	4.909%	3/8/31	14,330	14,380
[8]	Roche Holdings Inc.	4.985%	3/8/34	12,860	12,941
[8]	Roche Holdings Inc.	5.218%	3/8/54	17,000	17,210
[5,10]	Sanofi SA	1.875%	3/21/38	500	463
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2	2
[8]	Star Parent Inc.	9.000%	10/1/30	130	138
[7,8]	Surgery Center Holdings Inc.	7.250%	4/15/32	60	61
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	248	210
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	355	247
	Tenet Healthcare Corp.	6.250%	2/1/27	205	205
	Tenet Healthcare Corp.	4.250%	6/1/29	118	110
[8]	Tenet Healthcare Corp.	6.750%	5/15/31	245	250
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	120	115
27

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	130	139
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	180	197
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	59	41
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	1,000	883
	UnitedHealth Group Inc.	3.700%	5/15/27	310	301
	UnitedHealth Group Inc.	5.250%	2/15/28	1,150	1,171
	UnitedHealth Group Inc.	3.850%	6/15/28	150	145
	UnitedHealth Group Inc.	3.875%	12/15/28	95	92
	UnitedHealth Group Inc.	2.750%	5/15/40	850	625
	UnitedHealth Group Inc.	4.375%	3/15/42	1,170	1,060
	UnitedHealth Group Inc.	6.050%	2/15/63	2,855	3,142
	Utah Acquisition Sub Inc.	3.950%	6/15/26	200	193
	Zoetis Inc.	5.400%	11/14/25	6,220	6,229
	Zoetis Inc.	4.700%	2/1/43	1,820	1,666
	Zoetis Inc.	3.950%	9/12/47	1,660	1,343
					408,372
Industrials (3.1%)
[8]	Advanced Drainage Systems Inc.	6.375%	6/15/30	90	90
[8]	Air Canada	3.875%	8/15/26	390	373
[8]	Allison Transmission Inc.	4.750%	10/1/27	200	193
[8]	American Airlines Inc.	5.500%	4/20/26	405	402
[8]	American Airlines Inc.	7.250%	2/15/28	103	105
[8]	American Airlines Inc.	5.750%	4/20/29	848	834
[8]	American Airlines Inc.	8.500%	5/15/29	98	104
[8]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	45	42
[8]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	180	162
[5,12]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	3,900	2,313
	Boeing Co.	2.750%	2/1/26	2,330	2,209
	Boeing Co.	2.700%	2/1/27	466	429
	Boeing Co.	3.200%	3/1/29	655	585
	Boeing Co.	3.550%	3/1/38	2,500	1,885
	Boeing Co.	5.705%	5/1/40	1,650	1,579
	Boeing Co.	3.900%	5/1/49	2,000	1,425
	Boeing Co.	3.750%	2/1/50	2,600	1,808
	Boeing Co.	5.805%	5/1/50	7,956	7,523
	Boeing Co.	5.930%	5/1/60	3,510	3,286
[7,8]	Bombardier Inc.	7.250%	7/1/31	90	90
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	6,800	7,184
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,000	950
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	304	231
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	1,520	1,041
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	4,060	4,018
	Canadian Pacific Railway Co.	4.800%	8/1/45	3,540	3,273
[8]	Cargo Aircraft Management Inc.	4.750%	2/1/28	275	248
[8]	Chart Industries Inc.	7.500%	1/1/30	60	62
[8]	Chart Industries Inc.	9.500%	1/1/31	40	44
[10]	Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	2,855	3,000
	CSX Corp.	4.250%	3/15/29	2,860	2,801
	CSX Corp.	4.750%	11/15/48	2,000	1,838
	CSX Corp.	3.800%	4/15/50	900	701
	CSX Corp.	4.250%	11/1/66	4,000	3,222
[8]	Daimler Truck Finance North America LLC	5.400%	9/20/28	1,650	1,674
[8]	Delta Air Lines Inc.	4.750%	10/20/28	35,257	34,478
28

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delta Air Lines Inc.	3.750%	10/28/29	228	210
[5,10]	Deutsche Lufthansa AG	2.875%	5/16/27	6,100	6,370
[8]	EMRLD Borrower LP	6.625%	12/15/30	255	257
[8]	ERAC USA Finance LLC	4.600%	5/1/28	10,730	10,593
[8]	ERAC USA Finance LLC	7.000%	10/15/37	16,747	19,106
[10]	Fortive Corp.	3.700%	8/15/29	10,600	11,492
[8]	Gates Global LLC	6.250%	1/15/26	91	91
	General Dynamics Corp.	4.250%	4/1/40	1,720	1,557
[5,10]	Heathrow Funding Ltd.	1.875%	3/14/34	2,800	2,545
[10]	Honeywell International Inc.	3.750%	3/1/36	4,100	4,458
	Honeywell International Inc.	5.250%	3/1/54	18,350	18,484
	Honeywell International Inc.	5.350%	3/1/64	12,840	13,011
	L3Harris Technologies Inc.	5.250%	6/1/31	11,770	11,749
	L3Harris Technologies Inc.	5.054%	4/27/45	1,200	1,128
	Lockheed Martin Corp.	4.700%	5/15/46	1,660	1,547
	Lockheed Martin Corp.	4.300%	6/15/62	2,540	2,149
	Lockheed Martin Corp.	5.200%	2/15/64	14,800	14,641
[8]	Mileage Plus Holdings LLC	6.500%	6/20/27	38,959	39,233
[5,10]	Motability Operations Group plc	3.500%	7/17/31	3,100	3,348
[5,11]	Motability Operations Group plc	4.875%	1/17/43	800	977
	Norfolk Southern Corp.	5.950%	3/15/64	4,250	4,530
	Northrop Grumman Corp.	5.150%	5/1/40	2,000	1,960
	Northrop Grumman Corp.	5.250%	5/1/50	1,340	1,311
	Northrop Grumman Corp.	5.200%	6/1/54	19,410	18,891
	Parker-Hannifin Corp.	3.250%	6/14/29	6,500	6,019
[5,12]	Qantas Airways Ltd.	3.150%	9/27/28	10,000	5,932
[8]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	140	128
[8]	Rolls-Royce plc	3.625%	10/14/25	55	53
[8]	Rolls-Royce plc	5.750%	10/15/27	375	376
	RTX Corp.	6.050%	6/1/36	2,879	3,031
	RTX Corp.	4.875%	10/15/40	25,439	23,767
	RTX Corp.	4.050%	5/4/47	2,000	1,631
	RTX Corp.	5.375%	2/27/53	3,540	3,483
[5]	Ryder System Inc.	5.300%	3/15/27	2,740	2,760
[5]	Ryder System Inc.	5.250%	6/1/28	4,000	4,018
[5,10]	Siemens Financieringsmaatschappij NV	0.500%	9/5/34	500	412
	Southwest Airlines Co.	5.250%	5/4/25	938	934
	Southwest Airlines Co.	2.625%	2/10/30	2,250	1,957
[8]	Spirit AeroSystems Inc.	9.375%	11/30/29	153	167
[8]	Spirit AeroSystems Inc.	9.750%	11/15/30	175	196
[8]	TopBuild Corp.	3.625%	3/15/29	110	100
[8]	TopBuild Corp.	4.125%	2/15/32	310	274
[8]	TransDigm Inc.	6.750%	8/15/28	120	122
[8]	TransDigm Inc.	6.375%	3/1/29	269	270
[8]	TransDigm Inc.	6.875%	12/15/30	225	230
[8]	TransDigm Inc.	7.125%	12/1/31	235	242
[8]	TransDigm Inc.	6.625%	3/1/32	88	89
[5,10]	Traton Finance Luxembourg SA	4.250%	5/16/28	500	550
[8]	Triumph Group Inc.	9.000%	3/15/28	159	168
	Union Pacific Corp.	3.250%	2/5/50	905	659
	Union Pacific Corp.	3.839%	3/20/60	1,000	767
	Union Pacific Corp.	3.850%	2/14/72	3,100	2,315
[8]	United Airlines Inc.	4.375%	4/15/26	723	699
[8]	United Airlines Inc.	4.625%	4/15/29	704	655
[5]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	725	722
29

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	WESCO Distribution Inc.	6.375%	3/15/29	180	182
[8]	WESCO Distribution Inc.	6.625%	3/15/32	145	147
					342,895
Materials (0.9%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	1,040	759
	Albemarle Corp.	4.650%	6/1/27	1,000	981
[8]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	215	173
[8]	Ardagh Packaging Finance plc	5.250%	4/30/25	26	25
[8]	Arsenal AIC Parent LLC	8.000%	10/1/30	135	142
[8]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	270	174
[8]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	55	57
	Ball Corp.	2.875%	8/15/30	291	249
	Ball Corp.	3.125%	9/15/31	300	256
[8]	Big River Steel LLC	6.625%	1/31/29	354	357
[5]	Braskem Netherlands Finance BV	4.500%	1/31/30	1,360	1,170
[8]	Braskem Netherlands Finance BV	8.500%	1/12/31	7,030	7,283
[8]	Canpack SA	3.875%	11/15/29	885	783
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	1,164	1,089
[8]	Chemours Co.	4.625%	11/15/29	865	746
[8]	Cleveland-Cliffs Inc.	7.000%	3/15/32	245	248
[10]	Dow Chemical Co.	0.500%	3/15/27	5,000	4,948
	Dow Chemical Co.	5.600%	2/15/54	9,935	9,891
	DuPont de Nemours Inc.	5.319%	11/15/38	380	379
[8]	Element Solutions Inc.	3.875%	9/1/28	327	300
	FMC Corp.	5.150%	5/18/26	4,605	4,580
	FMC Corp.	4.500%	10/1/49	135	104
	Freeport-McMoRan Inc.	4.375%	8/1/28	625	602
	Freeport-McMoRan Inc.	5.450%	3/15/43	150	143
[8]	Georgia-Pacific LLC	2.100%	4/30/27	207	190
[8]	Georgia-Pacific LLC	2.300%	4/30/30	4,670	4,015
[5,11]	Glencore Finance Europe Ltd.	3.125%	3/26/26	6,800	8,224
[8]	Hudbay Minerals Inc.	4.500%	4/1/26	790	763
[8]	Kaiser Aluminum Corp.	4.500%	6/1/31	430	381
	Linde Inc.	2.000%	8/10/50	1,000	566
[10]	Linde plc	1.625%	3/31/35	3,100	2,822
	LYB International Finance III LLC	3.375%	10/1/40	2,600	1,946
	Newmont Corp.	2.250%	10/1/30	2,540	2,165
[8]	Newmont Corp.	5.350%	3/15/34	12,160	12,230
[8]	NOVA Chemicals Corp.	8.500%	11/15/28	45	48
[8]	NOVA Chemicals Corp.	9.000%	2/15/30	145	150
[8]	Novelis Corp.	4.750%	1/30/30	127	117
[8]	Novelis Corp.	3.875%	8/15/31	333	286
	Nucor Corp.	4.400%	5/1/48	1,650	1,466
	Nucor Corp.	3.850%	4/1/52	1,500	1,191
	Nutrien Ltd.	5.900%	11/7/24	700	700
	Nutrien Ltd.	5.950%	11/7/25	1,795	1,810
	Nutrien Ltd.	4.125%	3/15/35	180	163
	Nutrien Ltd.	5.800%	3/27/53	2,345	2,393
[8]	Olympus Water US Holding Corp.	4.250%	10/1/28	50	45
[8]	Olympus Water US Holding Corp.	9.750%	11/15/28	480	512
[8]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	75	76
[8]	Pactiv Evergreen Group Issuer LLC	4.375%	10/15/28	290	271
	RPM International Inc.	4.550%	3/1/29	1,660	1,612
[8]	Sealed Air Corp.	6.125%	2/1/28	40	40
[8]	Sealed Air Corp.	5.000%	4/15/29	115	110
30

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Sealed Air Corp.	7.250%	2/15/31	85	88
	Sherwin-Williams Co.	4.500%	6/1/47	310	272
[7,8]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	5,835	5,828
[7,8]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	4,605	4,613
[7,8]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	6,425	6,522
[8]	SNF Group SACA	3.125%	3/15/27	155	143
[8]	SNF Group SACA	3.375%	3/15/30	425	368
[8]	Sociedad Quimica y Minera de Chile SA	6.500%	11/7/33	4,100	4,284
[8]	Summit Materials LLC	7.250%	1/15/31	55	57
[8]	WR Grace Holdings LLC	5.625%	8/15/29	70	63
[8]	WR Grace Holdings LLC	7.375%	3/1/31	55	56
					102,025
Real Estate (1.0%)
	Agree LP	2.000%	6/15/28	1,120	985
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	6,550	6,432
	American Tower Corp.	3.650%	3/15/27	4,000	3,835
	American Tower Corp.	3.700%	10/15/49	1,500	1,115
[5,10]	Aroundtown SA	0.000%	7/16/26	1,100	1,048
[5,10]	Aroundtown SA	2.875%	Perpetual	400	230
[10]	ATF Netherlands BV	7.078%	Perpetual	1,000	685
	COPT Defense Properties LP	2.250%	3/15/26	2,000	1,881
	Crown Castle Inc.	4.450%	2/15/26	310	305
	Crown Castle Inc.	4.750%	5/15/47	700	599
	Crown Castle Inc.	5.200%	2/15/49	200	185
[10]	Digital Dutch Finco BV	1.250%	2/1/31	1,800	1,609
[10]	Digital Dutch Finco BV	1.000%	1/15/32	1,100	941
	Digital Realty Trust LP	3.600%	7/1/29	200	184
	ERP Operating LP	4.500%	7/1/44	3,385	2,933
	Essex Portfolio LP	4.500%	3/15/48	920	774
	Extra Space Storage LP	5.900%	1/15/31	10,440	10,804
	Extra Space Storage LP	2.400%	10/15/31	2,070	1,702
	Healthcare Realty Holdings LP	3.875%	5/1/25	775	758
[5,10]	Heimstaden Bostad AB	1.125%	1/21/26	3,500	3,398
	Highwoods Realty LP	7.650%	2/1/34	7,143	7,794
	Kilroy Realty LP	4.750%	12/15/28	3,452	3,299
	Kilroy Realty LP	6.250%	1/15/36	8,020	7,843
	Kimco Realty OP LLC	4.250%	4/1/45	2,180	1,739
	Kimco Realty OP LLC	3.700%	10/1/49	1,660	1,205
[8]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	555	504
	MPT Operating Partnership LP	3.500%	3/15/31	575	399
	Omega Healthcare Investors Inc.	5.250%	1/15/26	200	199
	Prologis LP	1.750%	2/1/31	1,645	1,347
	Prologis LP	5.250%	6/15/53	5,977	5,874
	Prologis LP	5.250%	3/15/54	7,000	6,873
[10]	Public Storage Operating Co.	0.500%	9/9/30	1,595	1,421
	Public Storage Operating Co.	5.350%	8/1/53	4,050	4,065
	Realty Income Corp.	4.850%	3/15/30	2,000	1,978
[10]	Realty Income Corp.	5.125%	7/6/34	1,900	2,232
[8]	RHP Hotel Properties LP	6.500%	4/1/32	80	80
	Sabra Health Care LP	3.200%	12/1/31	9,080	7,549
	SBA Communications Corp.	3.125%	2/1/29	170	151
	Simon Property Group LP	2.000%	9/13/24	189	186
	Simon Property Group LP	3.250%	11/30/26	203	194
[8]	Starwood Property Trust Inc.	7.250%	4/1/29	40	40
[5]	UDR Inc.	2.950%	9/1/26	185	175
31

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	VICI Properties LP	4.625%	6/15/25	641	632
[10]	Vonovia SE	1.000%	6/16/33	4,500	3,656
[11]	Westfield America Management Ltd.	2.125%	3/30/25	3,724	4,532
[11]	Westfield America Management Ltd.	2.625%	3/30/29	938	1,037
					105,407
Technology (1.9%)
[10]	Apple Inc.	0.500%	11/15/31	1,000	908
	Apple Inc.	4.100%	8/8/62	6,980	5,917
	Block Inc.	3.500%	6/1/31	45	39
[8]	Boost Newco Borrower LLC	7.500%	1/15/31	75	79
	Broadcom Inc.	3.150%	11/15/25	7,648	7,399
	Broadcom Inc.	3.459%	9/15/26	9,390	9,033
	Broadcom Inc.	5.000%	4/15/30	1,450	1,456
	Broadcom Inc.	4.150%	11/15/30	4,650	4,398
[8]	Broadcom Inc.	4.150%	4/15/32	5,300	4,911
[8]	Broadcom Inc.	3.419%	4/15/33	10,040	8,689
[8]	Broadcom Inc.	3.137%	11/15/35	5,450	4,405
[8]	Broadcom Inc.	4.926%	5/15/37	6,350	6,021
	Cisco Systems Inc.	4.800%	2/26/27	25,540	25,586
	Cisco Systems Inc.	5.300%	2/26/54	11,430	11,732
	Cisco Systems Inc.	5.350%	2/26/64	11,440	11,716
[8]	Cloud Software Group Inc.	6.500%	3/31/29	355	337
[8]	CommScope Inc.	7.125%	7/1/28	169	67
	Cotiviti Holdings Inc.	7.625%	2/21/31	20	20
	Dell International LLC	4.900%	10/1/26	12,457	12,372
	Dell International LLC	6.100%	7/15/27	500	515
	Dell International LLC	6.200%	7/15/30	2,051	2,159
	Dell International LLC	8.350%	7/15/46	831	1,074
[5,10]	DXC Capital Funding DAC	0.950%	9/15/31	300	253
[8]	Entegris Inc.	4.750%	4/15/29	4,380	4,201
[8]	Entegris Inc.	5.950%	6/15/30	865	855
[7,8]	Esab Corp.	6.250%	4/15/29	85	85
	Global Payments Inc.	1.500%	11/15/24	2,560	2,494
	Global Payments Inc.	4.800%	4/1/26	10,258	10,149
[8]	Husky Injection Molding Systems Ltd.	9.000%	2/15/29	40	41
[8]	Imola Merger Corp.	4.750%	5/15/29	335	314
	Intel Corp.	2.450%	11/15/29	237	210
	Intel Corp.	4.900%	8/5/52	5,790	5,400
	Intel Corp.	5.900%	2/10/63	1,490	1,578
	KLA Corp.	5.000%	3/15/49	2,820	2,736
	Kyndryl Holdings Inc.	6.350%	2/20/34	2,800	2,872
[8]	McAfee Corp.	7.375%	2/15/30	180	166
	NXP BV	5.000%	1/15/33	4,050	3,955
	NXP BV	3.250%	5/11/41	2,350	1,742
	Oracle Corp.	2.650%	7/15/26	298	282
	Oracle Corp.	2.300%	3/25/28	3,315	2,992
	Oracle Corp.	3.850%	7/15/36	3,430	2,932
	Oracle Corp.	3.600%	4/1/40	1,300	1,025
	Oracle Corp.	3.650%	3/25/41	2,250	1,766
	Oracle Corp.	3.950%	3/25/51	1,610	1,226
	RELX Capital Inc.	3.000%	5/22/30	1,000	898
[8]	Seagate HDD Cayman	8.250%	12/15/29	90	97
[8]	Seagate HDD Cayman	8.500%	7/15/31	75	81
[8]	SS&C Technologies Inc.	5.500%	9/30/27	75	73
	Texas Instruments Inc.	5.150%	2/8/54	9,710	9,731
32

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Instruments Inc.	5.050%	5/18/63	8,800	8,559
[8]	UKG Inc.	6.875%	2/1/31	140	143
	Verisk Analytics Inc.	5.500%	6/15/45	4,200	4,098
	VMware LLC	3.900%	8/21/27	3,550	3,401
	VMware LLC	1.800%	8/15/28	6,520	5,682
	VMware LLC	4.700%	5/15/30	500	487
	VMware LLC	2.200%	8/15/31	6,140	4,993
[8]	Williams Scotsman Inc.	7.375%	10/1/31	40	42
	Workday Inc.	3.700%	4/1/29	3,160	2,980
[8]	Xerox Holdings Corp.	8.875%	11/30/29	50	51
					207,423
Utilities (3.8%)
	AEP Texas Inc.	5.400%	6/1/33	3,830	3,823
[5]	AEP Transmission Co. LLC	3.650%	4/1/50	2,800	2,120
[5]	AEP Transmission Co. LLC	2.750%	8/15/51	1,500	942
	AEP Transmission Co. LLC	5.400%	3/15/53	3,240	3,222
[8]	AES Andes SA	6.300%	3/15/29	670	676
	AES Corp.	5.450%	6/1/28	3,990	3,983
[5]	Alabama Power Co.	1.450%	9/15/30	11,293	9,133
	Ameren Corp.	5.700%	12/1/26	16,540	16,758
	Ameren Corp.	3.500%	1/15/31	700	633
	Ameren Illinois Co.	1.550%	11/15/30	1,500	1,215
	American Electric Power Co. Inc.	5.699%	8/15/25	15,230	15,255
[10]	Amprion GmbH	3.450%	9/22/27	1,700	1,833
[5,10]	Amprion GmbH	3.875%	9/7/28	2,300	2,526
[5]	Appalachian Power Co.	4.500%	3/1/49	500	404
	Atmos Energy Corp.	6.200%	11/15/53	3,000	3,382
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	3,200	2,058
[8]	Calpine Corp.	4.500%	2/15/28	172	163
[8]	Calpine Corp.	5.125%	3/15/28	223	214
[5]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	1,165	988
	CenterPoint Energy Inc.	5.250%	8/10/26	27,000	27,054
	CenterPoint Energy Inc.	4.250%	11/1/28	319	304
	CenterPoint Energy Inc.	2.650%	6/1/31	2,730	2,312
[8]	Clearway Energy Operating LLC	4.750%	3/15/28	530	504
[8]	Clearway Energy Operating LLC	3.750%	1/15/32	22	18
	CMS Energy Corp.	4.875%	3/1/44	1,135	1,058
	Commonwealth Edison Co.	3.800%	10/1/42	685	555
[5]	Commonwealth Edison Co.	3.750%	8/15/47	490	380
	Commonwealth Edison Co.	5.300%	2/1/53	3,110	3,064
[5]	Connecticut Light & Power Co.	4.150%	6/1/45	250	214
	Connecticut Light & Power Co.	4.000%	4/1/48	307	251
[5]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,645	1,661
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	4,120	4,192
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	11,210	11,954
	Consumers Energy Co.	3.950%	7/15/47	900	744
[5,12]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	5,550	3,571
[5]	Dominion Energy Inc.	3.375%	4/1/30	405	368
[5]	Dominion Energy Inc.	4.050%	9/15/42	500	403
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,750	1,743
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	530	476
[5]	DTE Electric Co.	1.900%	4/1/28	615	552
	DTE Energy Co.	4.875%	6/1/28	4,200	4,156
	DTE Energy Co.	2.950%	3/1/30	1,000	880
	Duke Energy Carolinas LLC	2.450%	8/15/29	970	860
33

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	2.450%	2/1/30	585	514
	Duke Energy Carolinas LLC	5.300%	2/15/40	250	247
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,528	1,312
	Duke Energy Carolinas LLC	3.750%	6/1/45	2,579	2,008
	Duke Energy Corp.	3.300%	6/15/41	500	373
	Duke Energy Corp.	3.500%	6/15/51	500	351
	Duke Energy Florida LLC	3.800%	7/15/28	241	232
	Duke Energy Florida LLC	5.875%	11/15/33	1,000	1,057
	Duke Energy Florida LLC	6.200%	11/15/53	3,150	3,475
	Duke Energy Ohio Inc.	5.550%	3/15/54	9,830	9,806
	Duke Energy Progress LLC	4.100%	5/15/42	3,400	2,864
	Duke Energy Progress LLC	2.500%	8/15/50	3,483	2,095
[8]	EDP Finance BV	3.625%	7/15/24	9,134	9,069
[5,10]	Elia Transmission Belgium SA	0.875%	4/28/30	2,100	1,956
[5,10]	Enel Finance International NV	4.500%	2/20/43	1,000	1,125
[5,10]	Engie SA	4.250%	1/11/43	1,300	1,441
	Entergy Corp.	2.800%	6/15/30	1,721	1,506
	Entergy Louisiana LLC	4.200%	9/1/48	500	409
	Entergy Texas Inc.	5.000%	9/15/52	1,410	1,290
	Entergy Texas Inc.	5.800%	9/1/53	3,300	3,406
[5,10]	Eurogrid GmbH	3.722%	4/27/30	2,100	2,293
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,900	1,309
	Eversource Energy	4.200%	6/27/24	8,930	8,893
[5]	Eversource Energy	1.400%	8/15/26	1,400	1,276
	Exelon Corp.	5.150%	3/15/28	5,160	5,173
	Exelon Corp.	4.050%	4/15/30	400	378
	Exelon Corp.	3.350%	3/15/32	2,600	2,295
	Exelon Corp.	5.100%	6/15/45	1,000	926
	Exelon Corp.	4.450%	4/15/46	1,000	856
	Exelon Corp.	4.100%	3/15/52	1,400	1,114
	Exelon Corp.	5.600%	3/15/53	3,880	3,874
	FirstEnergy Corp.	2.650%	3/1/30	3,190	2,745
[5]	FirstEnergy Corp.	2.250%	9/1/30	1,435	1,196
[8]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	1,640	1,625
[8]	FirstEnergy Transmission LLC	2.866%	9/15/28	6,520	5,941
	Georgia Power Co.	5.004%	2/23/27	17,110	17,134
	Georgia Power Co.	5.125%	5/15/52	1,920	1,858
[5,10]	Iberdrola Finanzas SA	3.625%	7/13/33	2,000	2,188
[8]	ITC Holdings Corp.	4.950%	9/22/27	15,380	15,279
	MidAmerican Energy Co.	5.300%	2/1/55	14,650	14,482
[5,10]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	3,600	3,886
	National Grid plc	5.602%	6/12/28	5,720	5,831
[5,10]	National Grid plc	4.275%	1/16/35	900	998
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	177	167
	Nevada Power Co.	6.000%	3/15/54	4,250	4,484
[8]	NextEra Energy Operating Partners LP	4.250%	7/15/24	25	25
[8]	Niagara Mohawk Power Corp.	5.664%	1/17/54	4,520	4,488
	NiSource Inc.	5.250%	3/30/28	2,670	2,690
	NRG Energy Inc.	6.625%	1/15/27	55	55
[8]	Oglethorpe Power Corp.	6.200%	12/1/53	3,500	3,681
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,010	785
	Pacific Gas & Electric Co.	3.150%	1/1/26	2,000	1,923
	Pacific Gas & Electric Co.	3.000%	6/15/28	1,000	914
	Pacific Gas & Electric Co.	5.550%	5/15/29	8,700	8,775
34

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	2.500%	2/1/31	3,000	2,496
	Pacific Gas & Electric Co.	6.150%	1/15/33	3,260	3,365
	Pacific Gas & Electric Co.	6.950%	3/15/34	4,970	5,446
	Pacific Gas & Electric Co.	5.800%	5/15/34	6,030	6,082
	Pacific Gas & Electric Co.	4.500%	7/1/40	1,472	1,256
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,172	802
	Pacific Gas & Electric Co.	6.750%	1/15/53	4,300	4,690
	PacifiCorp	5.450%	2/15/34	6,530	6,554
	PacifiCorp	5.250%	6/15/35	313	308
	PacifiCorp	6.250%	10/15/37	1,882	1,983
	PacifiCorp	4.125%	1/15/49	525	412
	PacifiCorp	4.150%	2/15/50	865	678
	PECO Energy Co.	4.150%	10/1/44	1,515	1,286
[5]	Public Service Co. of Colorado	6.250%	9/1/37	550	587
	Public Service Co. of Colorado	3.800%	6/15/47	1,000	767
	Public Service Co. of Colorado	4.050%	9/15/49	500	391
[5]	Public Service Electric & Gas Co.	3.200%	5/15/29	261	242
[5]	Public Service Electric & Gas Co.	3.950%	5/1/42	806	677
[5]	Public Service Electric & Gas Co.	3.600%	12/1/47	500	387
	Public Service Enterprise Group Inc.	5.200%	4/1/29	20,520	20,526
[8]	Rayburn Country Securitization LLC	2.307%	12/1/30	2,407	2,175
	Sempra	3.700%	4/1/29	4,000	3,741
	Southern California Edison Co.	5.650%	10/1/28	6,300	6,483
[5]	Southern California Edison Co.	4.200%	3/1/29	1,800	1,735
	Southern California Edison Co.	4.500%	9/1/40	1,775	1,570
	Southern California Edison Co.	4.000%	4/1/47	615	487
[5]	Southern Co.	3.700%	4/30/30	700	649
	Southern Co.	4.400%	7/1/46	350	302
	Tampa Electric Co.	3.875%	7/12/24	1,580	1,570
	Union Electric Co.	3.900%	9/15/42	454	376
	Union Electric Co.	4.000%	4/1/48	910	730
	Union Electric Co.	3.900%	4/1/52	1,500	1,186
	Union Electric Co.	5.450%	3/15/53	6,620	6,555
	Virginia Electric & Power Co.	2.300%	11/15/31	1,000	831
	Virginia Electric & Power Co.	4.000%	1/15/43	1,180	979
[5]	Virginia Electric & Power Co.	3.800%	9/15/47	500	386
	Virginia Electric & Power Co.	5.450%	4/1/53	2,860	2,839
	Virginia Electric & Power Co.	5.350%	1/15/54	10,060	9,849
[8]	Vistra Operations Co. LLC	5.500%	9/1/26	530	522
[8]	Vistra Operations Co. LLC	5.625%	2/15/27	65	64
[8]	Vistra Operations Co. LLC	7.750%	10/15/31	75	78
					412,717
Total Corporate Bonds (Cost $4,081,337)					4,000,796
Floating Rate Loan Interests (0.0%)
[9]	AAdvantage Loyalty IP Ltd. Initial Term Loan, TSFR3M + 4.750%	10.329%	4/20/28	615	638
[9]	Bausch + Lomb Corp. Initial Term Loan, TSFR1M + 3.250%	8.677%	5/10/27	90	89
[9]	Cloud Software Group Inc. First Lien Dollar Term Loan B, TSFR3M + 4.500%	9.909%	3/30/29	109	109
[9,13]	Cotiviti Holdings Inc. Term Loan, TSFR1M + 3.250%	—%	2/24/31	60	60
[9]	First Student Bidco Inc. Incremental Term Loan B, TSFR3M + 4.000%	9.402%	7/21/28	412	411
35

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Hub International Ltd. Incremental Term Loan, TSFR3M + 3.250%	8.574%	6/20/30	35	35
[9]	McAfee Corp. Tranche B-1 Term Loan, TSFR1M + 3.750%	9.176%	3/1/29	177	177
[9]	Medline Borrower LP Initial Dollar Term Loan, TSFR1M + 3.000%	8.441%	10/23/28	222	222
[9]	SBA Senior Finance II LLC Initial Term Loan, TSFR1M + 2.000%	7.340%	1/25/31	15	15
[9]	Setanta Aircraft Leasing DAC Term Loan, TSFR3M + 2.000%	7.564%	11/5/28	1,745	1,748
[9]	SS&C Technologies Holdings Inc. Term Loan B-6, TSFR1M + 2.250%	7.680%	3/22/29	82	82
[9]	SS&C Technologies Holdings Inc. Term Loan B-7, TSFR1M + 2.250%	7.680%	3/22/29	160	160
Total Floating Rate Loan Interests (Cost $3,691)					3,746
Sovereign Bonds (9.0%)
	Asian Infrastructure Investment Bank	4.250%	3/13/34	53,069	52,445
[5]	Bermuda	3.717%	1/25/27	3,159	3,010
[5]	Bermuda	3.375%	8/20/50	3,881	2,600
[5,8]	Central American Bank for Economic Integration	5.000%	1/25/27	37,450	37,330
	Corp. Andina de Fomento	5.000%	1/24/29	43,546	43,426
[5]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	865	772
[5]	Corp. Nacional del Cobre de Chile	4.500%	9/16/25	12,900	12,669
[5]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	5,600	5,283
[5]	Corp. Nacional del Cobre de Chile	3.000%	9/30/29	4,950	4,378
[5,8]	Corp. Nacional del Cobre de Chile	5.950%	1/8/34	5,760	5,756
	Ecopetrol SA	8.625%	1/19/29	11,295	11,960
[5,8]	Electricite de France SA	5.700%	5/23/28	5,925	6,009
[5,8]	Electricite de France SA	6.250%	5/23/33	4,295	4,495
[5]	Empresa Nacional del Petroleo	3.750%	8/5/26	4,188	3,994
[5]	Eskom Holdings SOC Ltd.	7.125%	2/11/25	4,500	4,478
[5,10]	European Union	0.300%	11/4/50	41,296	22,604
[5,10]	European Union	3.000%	3/4/53	9,784	10,046
	Federative Republic of Brazil	7.125%	5/13/54	11,993	12,086
[8,10]	French Republic	3.250%	5/25/55	18,438	19,637
[8,10]	Hellenic Republic	3.375%	6/15/34	62,856	67,791
[5,7,10,14]	KFW	2.625%	4/26/29	35,092	37,765
[5]	Kingdom of Morocco	4.000%	12/15/50	1,000	684
[5,8]	Kingdom of Saudi Arabia	5.750%	1/16/54	35,375	34,989
[8,10]	Kingdom of Spain	3.250%	4/30/34	26,106	28,362
[8,10]	Kingdom of Spain	4.000%	10/31/54	11,819	13,222
[5]	Korea National Oil Corp.	0.875%	10/5/25	5,000	4,679
[5]	Oman Government Bond	4.750%	6/15/26	12,800	12,580
[5,8]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	190
[5,8]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	560	525
[5]	Paraguay Government Bond	4.700%	3/27/27	2,000	1,945
[5]	Paraguay Government Bond	4.950%	4/28/31	3,000	2,891
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	954	955
[5]	Petroleos del Peru SA	5.625%	6/19/47	4,530	3,013
	Petroleos Mexicanos	6.750%	9/21/47	945	629
	Petroleos Mexicanos	6.950%	1/28/60	2,166	1,430
[7]	Province of Quebec	4.500%	4/3/29	54,283	54,291
36

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,10]	Province of Quebec	3.125%	3/27/34	85,528	92,938
[10]	Republic of Bulgaria	4.375%	5/13/31	14,108	16,106
[5]	Republic of Colombia	4.500%	3/15/29	28,745	26,451
[5]	Republic of Colombia	3.000%	1/30/30	1,884	1,559
[5]	Republic of Colombia	7.500%	2/2/34	4,618	4,708
[5,8]	Republic of Costa Rica	7.300%	11/13/54	7,000	7,432
	Republic of Costa Rica	7.300%	11/13/54	4,330	4,597
[10]	Republic of Iceland	3.500%	3/21/34	14,492	15,893
[5,10]	Republic of Indonesia	2.150%	7/18/24	11,400	12,194
[5,10]	Republic of Indonesia	3.375%	7/30/25	26,800	28,663
[10]	Republic of Indonesia	1.450%	9/18/26	3,000	3,053
[5]	Republic of Indonesia	4.150%	9/20/27	7,740	7,529
	Republic of Indonesia	3.500%	1/11/28	7,152	6,787
	Republic of Panama	8.125%	4/28/34	780	822
[5]	Republic of Panama	3.870%	7/23/60	3,932	2,259
[5]	Republic of Paraguay	5.000%	4/15/26	4,759	4,690
	Republic of Peru	7.350%	7/21/25	44,060	45,108
	Republic of Peru	2.844%	6/20/30	37,870	33,217
[5]	Republic of Peru	2.783%	1/23/31	10,937	9,387
[5,10]	Republic of Romania	2.125%	3/7/28	2,689	2,663
[5,10]	Republic of Romania	1.750%	7/13/30	2,172	1,923
[8,10]	Republic of Romania	5.375%	3/22/31	28,650	31,071
	Republic of the Philippines	1.648%	6/10/31	11,700	9,346
[5]	Republic of Vietnam	4.800%	11/19/24	3,306	3,281
[5,8]	Saudi Arabian Oil Co.	2.875%	4/16/24	530	528
[5]	Saudi Arabian Oil Co.	2.875%	4/16/24	13,898	13,878
[5]	Saudi Arabian Oil Co.	1.625%	11/24/25	17,286	16,287
[5,10]	Societe Des Grands Projets EPIC	0.700%	10/15/60	12,500	5,563
	State of Israel	5.375%	3/12/29	6,450	6,464
[5,8,15]	Ukraine Government Bond	6.876%	5/21/31	5,000	1,459
[11]	United Kingdom of Great Britain and Northern Ireland	2.750%	9/7/24	2,586	3,235
[5]	United Mexican States	6.350%	2/9/35	35,289	36,432
Total Sovereign Bonds (Cost $983,017)					984,442
Taxable Municipal Bonds (0.0%)
	Houston TX GO	6.290%	3/1/32	1,340	1,419
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	700	717
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	700	581
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	500	466
Total Taxable Municipal Bonds (Cost $3,517)					3,183
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[16]	Vanguard Market Liquidity Fund (Cost $29,203)	5.407%		292,105	29,205
37

Core Bond Fund
	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value• ($000)
Options Purchased (0.1%)
Exchange-Traded Options (0.0%)
Put Options
10-Year U.S. Treasury Note Futures Contracts	4/26/24	588	$110.00	64,680	220
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.1%)
Call Swaptions
2-Years Interest Rate Swap, Pays SOFR Annually, Receives 3.694% Annually	CITNA	5/21/24	3.694%	275,000	81
2-Years Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	BANA	5/22/24	3.750%	275,000	102
2-Years Interest Rate Swap, Pays SOFR Annually, Receives 4.294% Annually	CITNA	5/21/24	4.294%	275,000	563
2-Years Interest Rate Swap, Pays SOFR Annually, Receives 4.350% Annually	BANA	5/22/24	4.350%	275,000	683
10-Years Interest Rate Swap, Pays SOFR Annually, Receives 3.865% Annually	BNPSW	6/20/24	3.865%	150,000	2,751
10-Years Interest Rate Swap, Pays SOFR Annually, Receives 3.902% Annually	NGFP	6/18/24	3.902%	150,000	3,017
					7,197
Put Swaptions
10-Years Interest Rate Swap, Receives SOFR Annually, Pays 3.865% Annually	BNPSW	6/20/24	3.865%	150,000	1,720
10-Years Interest Rate Swap, Receives SOFR Annually, Pays 3.902% Annually	NGFP	6/18/24	3.902%	150,000	1,551
					3,271
Total Options Purchased (Cost $13,597)					10,688
Total Investments (101.4%) (Cost $11,287,399)					11,089,210
38

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.7%)
[5,6,7]	UMBS Pool (Proceeds $76,684)	6.500%	9/1/36–4/25/54	(74,599)	(75,401)
Other Assets and Liabilities—Net (-0.7%)					(80,915)
Net Assets (100%)					10,932,894
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $977,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $2,356,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Securities with a value of $12,121,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	Securities with a value of $27,070,000 have been segregated as initial margin for open futures contracts.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2024.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate value was $977,303,000, representing 8.9% of net assets.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Face amount denominated in euro.
11	Face amount denominated in British pounds.
12	Face amount denominated in Australian dollars.
13	Represents an unsettled loan as of March 31, 2024. The coupon rate is not known until the settlement date.
14	Guaranteed by the Federal Republic of Germany.
15	Non-income-producing security—security in default.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
BANA—Bank of America, N.A.
BNPSW—BNP Paribas.
CITNA—Citibank, N.A.
DAC—Designated Activity Company.
GO—General Obligation Bond.
NGFP—Nomura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
UMBS—Uniform Mortgage-Backed Securities.
39

Core Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written
	Counterparty	Expiration Date	Excercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Years Interest Rate Swap, Receives SOFR Annually, Pays 3.894% Annually	CITNA	5/21/24	3.894%	275,000	(156)
2-Years Interest Rate Swap, Receives SOFR Annually, Pays 3.950% Annually	BANA	5/22/24	3.950%	275,000	(194)
2-Years Interest Rate Swap, Receives SOFR Annually, Pays 4.094% Annually	CITNA	5/21/24	4.094%	275,000	(298)
2-Years Interest Rate Swap, Receives SOFR Annually, Pays 4.150% Annually	BANA	5/22/24	4.150%	275,000	(367)
10-Years Interest Rate Swap, Receives SOFR Annually, Pays 3.770% Annually	BNPSW	3/20/25	3.770%	100,000	(3,664)
10-Years Interest Rate Swap, Receives SOFR Annually, Pays 3.804% Annually	NGFP	3/18/25	3.804%	100,000	(3,802)
					(8,481)
Put Swaptions
10-Years Interest Rate Swap, Pays SOFR Annually, Receives 3.770% Annually	BNPSW	3/20/25	3.770%	100,000	(2,928)
10-Years Interest Rate Swap, Pays SOFR Annually, Receives 3.804% Annually	NGFP	3/18/25	3.804%	100,000	(2,803)
					(5,731)
Total Options Written (Premiums Received $16,917)					(14,212)
BANA—Bank of America, N.A.
BNPSW—BNP Paribas.
CITNA—Citibank, N.A.
NGFP—Nomura Global Financial Products Inc.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2024	1,843	376,865	(569)
10-Year U.S. Treasury Note	June 2024	1,755	194,449	466
Long U.S. Treasury Bond	June 2024	414	49,861	237
Ultra 10-Year U.S. Treasury Note	June 2024	1,977	226,583	421
				555

40

Core Bond Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	June 2024	(2,213)	(236,826)	(327)
10-Year Japanese Government Bond	June 2024	(175)	(168,642)	(219)
AUD 3-Year Treasury Bond	June 2024	(106)	(7,385)	(1)
AUD 10-Year Treasury Bond	June 2024	(281)	(21,347)	(21)
Euro-Bobl	June 2024	(1,146)	(146,200)	(511)
Euro-Bund	June 2024	(1,708)	(245,776)	(2,478)
Euro-Buxl	June 2024	(646)	(94,644)	(1,761)
Euro-OAT	June 2024	(216)	(29,868)	(320)
Euro-Schatz	June 2024	(664)	(75,719)	5
Long Gilt	June 2024	(280)	(35,319)	(914)
Ultra Long U.S. Treasury Bond	June 2024	(697)	(89,913)	128
				(6,419)
				(5,864)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Deutsche Bank AG	4/26/24	EUR	1,786	USD	1,948	—	(20)
UBS AG	4/26/24	JPY	56,088	USD	379	—	(7)
Bank of America, N.A.	4/26/24	JPY	43,236	USD	287	—	—
UBS AG	4/26/24	MXN	1,172,015	USD	69,197	1,040	—
UBS AG	4/26/24	USD	15,660	AUD	23,651	238	—
State Street Bank & Trust Co.	4/26/24	USD	2,166	CHF	1,888	66	—
State Street Bank & Trust Co.	4/26/24	USD	264,858	EUR	242,313	3,188	—
Royal Bank of Canada	4/26/24	USD	259,391	EUR	237,254	3,184	—
BNP Paribas	4/26/24	USD	93,954	EUR	86,601	435	—
Bank of America, N.A.	4/26/24	USD	22,634	EUR	20,815	157	—
JPMorgan Chase Bank, N.A.	4/26/24	USD	3,813	EUR	3,517	15	—
HSBC Bank plc	4/26/24	USD	2,687	EUR	2,488	—	—
Citibank, N.A.	4/26/24	USD	1,133	EUR	1,036	14	—
Barclays Bank plc	4/26/24	USD	1,050	EUR	969	3	—
HSBC Bank plc	4/26/24	USD	489	EUR	450	3	—
Royal Bank of Canada	4/26/24	USD	36,282	GBP	28,390	445	—
41

Core Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	4/26/24	USD	2,336	GBP	1,844	8	—
State Street Bank & Trust Co.	4/26/24	USD	1,612	JPY	238,255	32	—
Bank of America, N.A.	4/26/24	USD	380	JPY	57,357	—	—
UBS AG	4/26/24	USD	63,821	MXN	1,080,987	—	(962)
Toronto-Dominion Bank	4/26/24	USD	479	NZD	778	15	—
						8,843	(989)
AUD—Australian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
NZD—New Zealand dollar.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-HY-S41-V2	12/20/28	USD	24,120	(5.000)	(1,772)	(1,577)
CDX-NA-IG-S42-V1	6/20/29	USD	634,704	(1.000)	(14,447)	(231)
						(1,808)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Berkshire Hathaway Inc./Aa2	12/20/24	BARC	600	1.000	4	3	1	—
Berkshire Hathaway Inc./Aa2	12/20/24	JPMC	600	1.000	4	2	2	—
42

Core Bond Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
MetLife Inc./A3	6/20/24	BARC	700	1.000	2	—	2	—
Republic of South Africa/Ba2	12/20/25	BARC	360	1.000	(1)	(6)	5	—
					9	(1)	10	—
Credit Protection Purchased
Bouygues SA	6/20/28	JPMC	8,200[2]	(1.000)	(271)	(145)	—	(126)
Malaysia	6/20/29	GSI	12,300	(1.000)	(332)	(338)	6	—
Republic of Colombia	6/20/29	BANA	15,840	(1.000)	515	540	—	(25)
Republic of Colombia	6/20/29	JPMC	15,830	(1.000)	514	549	—	(35)
Republic of Peru	6/20/29	BANA	14,725	(1.000)	(238)	(215)	—	(23)
Republic of Peru	6/20/29	JPMC	9,500	(1.000)	(154)	(143)	—	(11)
Standard Chartered plc	12/20/28	MSCS	1,200[2]	(1.000)	(25)	(8)	—	(17)
Unibail-Rodamco-Westfield SE	6/20/28	BARC	1,600[2]	(1.000)	(10)	106	—	(116)
Unibail-Rodamco-Westfield SE	6/20/28	JPMC	1,300[2]	(1.000)	(8)	59	—	(67)
					(9)	405	6	(420)
					—	404	16	(420)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At March 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $5,060,000 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
3/11/34	N/A	24,290[1]	3.326[2]	(3.899)[3]	2,035	2,035
6/21/34	6/20/24[4]	17,650[5]	0.000[6]	(3.820)[2]	(53)	(53)
6/21/34	6/20/24[4]	8,850[5]	0.000[6]	(3.829)[2]	(33)	(33)
43

Core Bond Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/21/34	6/20/24[4]	8,850[5]	0.000[6]	(3.803)[2]	(15)	(15)
6/21/34	6/20/24[4]	5,900[5]	3.837[2]	(0.000)[6]	26	26
6/21/34	6/20/24[4]	4,300[5]	0.000[6]	(3.869)[2]	(30)	(30)
8/15/39	6/3/24[4]	43,860[5]	3.868[2]	(0.000)[6]	347	347
					2,277	2,277
1 Notional amount denominated in euro.
2 Interest payment received/paid annually.
3 Based on Euro Short Term Rate as of the most recent reset date. Interest payment received/paid annually.
4 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
5 Notional amount denominated in U.S. dollar.
6 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
See accompanying Notes, which are an integral part of the Financial Statements.
44

Core Bond Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $11,258,196)	11,060,005
Affiliated Issuers (Cost $29,203)	29,205
Total Investments in Securities	11,089,210
Investment in Vanguard	323
Cash	21,215
Foreign Currency, at Value (Cost $2,501)	2,492
Receivables for Investment Securities Sold	1,733,977
Receivables for Accrued Income	90,414
Receivables for Capital Shares Issued	29,802
Swap Premiums Paid	1,259
Variation Margin Receivable—Centrally Cleared Swap Contracts	57
Unrealized Appreciation—Forward Currency Contracts	8,843
Unrealized Appreciation—Over-the-Counter Swap Contracts	16
Total Assets	12,977,608
Liabilities
Liability for Sale Commitments, at Value (Proceeds $76,684)	75,401
Payables for Investment Securities Purchased	1,930,441
Payables for Capital Shares Redeemed	13,935
Payables for Distributions	6,943
Payables to Vanguard	485
Options Written, at Value (Premiums Received $16,917)	14,212
Swap Premiums Received	855
Variation Margin Payable—Futures Contracts	1,033
Unrealized Depreciation—Forward Currency Contracts	989
Unrealized Depreciation—Over-the-Counter Swap Contracts	420
Total Liabilities	2,044,714
Net Assets	10,932,894
45

Core Bond Fund
Statement of Assets and Liabilities (continued)
At March 31, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	12,004,881
Total Distributable Earnings (Loss)	(1,071,987)
Net Assets	10,932,894

Investor Shares—Net Assets
Applicable to 29,563,844 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	264,390
Net Asset Value Per Share—Investor Shares	$8.94

Admiral Shares—Net Assets
Applicable to 596,660,400 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,668,504
Net Asset Value Per Share—Admiral Shares	$17.88
See accompanying Notes, which are an integral part of the Financial Statements.
46

Core Bond Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Interest[1]	231,371
Total Income	231,371
Expenses
The Vanguard Group—Note B
Investment Advisory Services	623
Management and Administrative—Investor Shares	209
Management and Administrative—Admiral Shares	3,714
Marketing and Distribution—Investor Shares	10
Marketing and Distribution—Admiral Shares	261
Custodian Fees	73
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Admiral Shares	91
Trustees’ Fees and Expenses	4
Other Expenses	16
Total Expenses	5,008
Expenses Paid Indirectly	(1)
Net Expenses	5,007
Net Investment Income	226,364
Realized Net Gain (Loss)
Investment Securities Sold[1]	(150,795)
Futures Contracts	20,919
Options Purchased	96
Options Written	(837)
Swap Contracts	(10,730)
Forward Currency Contracts	(7,718)
Foreign Currencies	(766)
Realized Net Gain (Loss)	(149,831)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	497,534
Futures Contracts	(14,707)
Options Purchased	(2,909)
Options Written	2,705
Swap Contracts	(16)
Forward Currency Contracts	4,908
Foreign Currencies	158
Change in Unrealized Appreciation (Depreciation)	487,673
Net Increase (Decrease) in Net Assets Resulting from Operations	564,206
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,025,000, $5,000, $1,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
47

Core Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	226,364	307,871
Realized Net Gain (Loss)	(149,831)	(325,042)
Change in Unrealized Appreciation (Depreciation)	487,673	38,981
Net Increase (Decrease) in Net Assets Resulting from Operations	564,206	21,810
Distributions
Investor Shares	(5,579)	(8,363)
Admiral Shares	(223,364)	(293,943)
Total Distributions	(228,943)	(302,306)
Capital Share Transactions
Investor Shares	36,159	23,356
Admiral Shares	1,968,956	2,421,492
Net Increase (Decrease) from Capital Share Transactions	2,005,115	2,444,848
Total Increase (Decrease)	2,340,378	2,164,352
Net Assets
Beginning of Period	8,592,516	6,428,164
End of Period	10,932,894	8,592,516
See accompanying Notes, which are an integral part of the Financial Statements.
48

Core Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.62	$8.86	$10.67	$10.93	$10.24	$9.59
Investment Operations
Net Investment Income[1]	.201	.353	.221	.125	.209	.311
Net Realized and Unrealized Gain (Loss) on Investments	.320	(.251)	(1.810)	(.126)	.697	.645
Total from Investment Operations	.521	.102	(1.589)	(.001)	.906	.956
Distributions
Dividends from Net Investment Income	(.201)	(.342)	(.213)	(.117)	(.216)	(.306)
Distributions from Realized Capital Gains	—	—	(.008)	(.142)	—	—
Total Distributions	(.201)	(.342)	(.221)	(.259)	(.216)	(.306)
Net Asset Value, End of Period	$8.94	$8.62	$8.86	$10.67	$10.93	$10.24
Total Return[2]	6.09%	1.07%	-15.06%	-0.03%	8.95%	10.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$264	$220	$203	$246	$236	$117
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3]	0.20%[3]	0.20%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	4.54%	3.93%	2.22%	1.16%	1.96%	3.16%
Portfolio Turnover Rate[4]	172%	439%	499%	473%	383%	406%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 46%, 212%, 146%, 167%, 68%, and 32%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
49

Core Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$17.23	$17.72	$21.33	$21.86	$20.48	$19.18
Investment Operations
Net Investment Income[1]	.411	.726	.473	.266	.436	.651
Net Realized and Unrealized Gain (Loss) on Investments	.649	(.514)	(3.622)	(.257)	1.407	1.290
Total from Investment Operations	1.060	.212	(3.149)	.009	1.843	1.941
Distributions
Dividends from Net Investment Income	(.410)	(.702)	(.446)	(.256)	(.463)	(.641)
Distributions from Realized Capital Gains	—	—	(.015)	(.283)	—	—
Total Distributions	(.410)	(.702)	(.461)	(.539)	(.463)	(.641)
Net Asset Value, End of Period	$17.88	$17.23	$17.72	$21.33	$21.86	$20.48
Total Return[2]	6.19%	1.11%	-14.93%	0.03%	9.11%	10.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,669	$8,373	$6,225	$5,558	$3,212	$1,114
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	4.64%	4.05%	2.39%	1.24%	2.04%	3.31%
Portfolio Turnover Rate[4]	172%	439%	499%	473%	383%	406%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 46%, 212%, 146%, 167%, 68%, and 32%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
50

Core Bond Fund
Notes to Financial Statements
Vanguard Core Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
51

Core Bond Fund
At March 31, 2024, counterparties had deposited in segregated accounts securities with a value of $1,010,000 and cash of $430,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
52

Core Bond Fund
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2024, the fund’s average value of investments in options purchased and options written represented less than 1% and 0% of net assets, respectively, based on the average market values at each quarter-end during the period.
7. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are
53

Core Bond Fund
recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2024, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The fund had no open swaption contracts at March 31, 2024.
8. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2024, the fund’s average investments in long and short futures contracts represented 6% and 7% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
9. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral
54

Core Bond Fund
received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2024, the fund’s average investment in forward currency contracts represented 5% of net assets, based on the average of the notional amounts at each quarter-end during the period.
10. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
55

Core Bond Fund
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2024, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 6% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 4% of net assets, based on the average of notional amounts at each quarter-end during the period.
11. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
12. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
56

Core Bond Fund
13. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
14. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
57

Core Bond Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2024, the fund had contributed to Vanguard capital in the amount of $323,000, representing less than 0.01% of the fund’s net assets and 0.13% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended March 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,500,697	—	5,500,697
Asset-Backed/Commercial Mortgage-Backed Securities	—	556,453	—	556,453
Corporate Bonds	—	4,000,796	—	4,000,796
Floating Rate Loan Interests	—	3,746	—	3,746
Sovereign Bonds	—	984,442	—	984,442
Taxable Municipal Bonds	—	3,183	—	3,183
Temporary Cash Investments	29,205	—	—	29,205
Options Purchased	220	10,468	—	10,688
Total	29,425	11,059,785	—	11,089,210
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	75,401	—	75,401

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,257	—	—	1,257
58

Core Bond Fund
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Forward Currency Contracts	—	8,843	—	8,843
Swap Contracts	2,408[1]	16	—	2,424
Total	3,665	8,859	—	12,524
Liabilities
Options Written	—	14,212	—	14,212
Futures Contracts[1]	7,121	—	—	7,121
Forward Currency Contracts	—	989	—	989
Swap Contracts	1,939[1]	420	—	2,359
Total	9,060	15,621	—	24,681
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At March 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	10,688	—	—	10,688
Swap Premiums Paid	—	—	1,259	1,259
Unrealized Appreciation—Futures Contracts[1]	1,257	—	—	1,257
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	2,408	—	—	2,408
Unrealized Appreciation—Forward Currency Contracts	—	8,843	—	8,843
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	16	16
Total Assets	14,353	8,843	1,275	24,471

Options Written, at Value	14,212	—	—	14,212
Swap Premiums Received	—	—	855	855
Unrealized Depreciation—Futures Contracts[1]	7,121	—	—	7,121
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	131	—	1,808	1,939
Unrealized Depreciation—Forward Currency Contracts	—	989	—	989
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	420	420
Total Liabilities	21,464	989	3,083	25,536
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
59

Core Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	20,919	—	—	20,919
Options Purchased	96	—	—	96
Options Written	(837)	—	—	(837)
Swap Contracts	674	—	(11,404)	(10,730)
Forward Currency Contracts	—	(7,718)	—	(7,718)
Realized Net Gain (Loss) on Derivatives	20,852	(7,718)	(11,404)	1,730

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(14,707)	—	—	(14,707)
Options Purchased	(2,909)	—	—	(2,909)
Options Written	2,705	—	—	2,705
Swap Contracts	2,053	—	(2,069)	(16)
Forward Currency Contracts	—	4,908	—	4,908
Change in Unrealized Appreciation (Depreciation) on Derivatives	(12,858)	4,908	(2,069)	(10,019)
F.  As of March 31, 2024, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,212,645
Gross Unrealized Appreciation	115,642
Gross Unrealized Depreciation	(326,231)
Net Unrealized Appreciation (Depreciation)	(210,589)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2023, the fund had available capital losses totaling $726,393,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended March 31, 2024, the fund purchased $4,180,766,000 of investment securities and sold $2,771,374,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $14,302,091,000 and $14,072,895,000, respectively.
60

Core Bond Fund
H.  Capital share transactions for each class of shares were:
	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	89,422	10,086	98,619	10,981
Issued in Lieu of Cash Distributions	5,073	572	7,701	859
Redeemed	(58,336)	(6,604)	(82,964)	(9,254)
Net Increase (Decrease)—Investor Shares	36,159	4,054	23,356	2,586
Admiral Shares
Issued	3,078,892	173,990	4,854,679	270,701
Issued in Lieu of Cash Distributions	187,895	10,595	253,260	14,141
Redeemed	(1,297,831)	(73,990)	(2,686,447)	(150,143)
Net Increase (Decrease)—Admiral Shares	1,968,956	110,595	2,421,492	134,699
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At March 31, 2024, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.  Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.
61

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Core Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2016; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the performance of the fund since its inception in 2016, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
62

The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
63

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Core Bond Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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All rights reserved.
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Q13202 052024

Semiannual Report  |  March 31, 2024
Vanguard Core Bond ETF
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Period Ended March 31, 2024
Core Bond ETF	Beginning Account Value 12/12/2023	Ending Account Value 3/31/2024	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,025.10	$0.30
Based on Hypothetical 5% Yearly Return	1,000.00	1,014.73	0.30
The calculations are based on expenses incurred in the period from inception on December 12, 2023, through March 31, 2024. The fund’s annualized expense ratio for that period is 0.10%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period from inception through March 31, 2024, multiplied by the number of days in that period, then divided by the number of days in the most recent 12-month period (110/366).
2

Core Bond ETF
Fund Allocation
As of March 31, 2024
Asset-Backed/Commercial Mortgage-Backed Securities	3.6%
Corporate Bonds	25.9
Sovereign Bonds	6.7
U.S. Government and Agency Obligations	63.8
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
3

Core Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (74.0%)
U.S. Government Securities (54.9%)
	United States Treasury Note/Bond	5.000%	9/30/25	465	466
[1]	United States Treasury Note/Bond	4.250%	10/15/25	1,800	1,785
	United States Treasury Note/Bond	5.000%	10/31/25	470	471
	United States Treasury Note/Bond	4.500%	11/15/25	1,265	1,259
	United States Treasury Note/Bond	0.375%	11/30/25	258	240
	United States Treasury Note/Bond	4.875%	11/30/25	2,673	2,677
	United States Treasury Note/Bond	4.000%	12/15/25	1,524	1,505
	United States Treasury Note/Bond	4.250%	12/31/25	6,900	6,844
[2]	United States Treasury Note/Bond	4.250%	1/31/26	497	493
	United States Treasury Note/Bond	4.000%	2/15/26	958	946
	United States Treasury Note/Bond	4.625%	2/28/26	1,000	999
	United States Treasury Note/Bond	4.625%	3/15/26	669	669
	United States Treasury Note/Bond	4.625%	10/15/26	1,268	1,272
	United States Treasury Note/Bond	1.125%	10/31/26	1,175	1,079
	United States Treasury Note/Bond	4.625%	11/15/26	500	502
	United States Treasury Note/Bond	4.375%	12/15/26	1,226	1,222
	United States Treasury Note/Bond	4.000%	1/15/27	2,381	2,353
	United States Treasury Note/Bond	4.125%	2/15/27	1,941	1,925
	United States Treasury Note/Bond	1.875%	2/28/27	1,348	1,254
	United States Treasury Note/Bond	2.500%	3/31/27	100	95
	United States Treasury Note/Bond	0.500%	4/30/27	1,656	1,471
	United States Treasury Note/Bond	2.750%	7/31/27	1,173	1,114
	United States Treasury Note/Bond	3.500%	4/30/28	651	631
	United States Treasury Note/Bond	1.000%	7/31/28	731	637
	United States Treasury Note/Bond	1.125%	8/31/28	1,682	1,471
	United States Treasury Note/Bond	1.250%	9/30/28	1,239	1,087
	United States Treasury Note/Bond	4.625%	9/30/28	141	143
	United States Treasury Note/Bond	1.375%	10/31/28	657	579
[1]	United States Treasury Note/Bond	4.875%	10/31/28	186	191
	United States Treasury Note/Bond	1.375%	12/31/28	638	560
	United States Treasury Note/Bond	4.000%	1/31/29	135	134
	United States Treasury Note/Bond	2.625%	2/15/29	491	456
	United States Treasury Note/Bond	1.875%	2/28/29	550	493
	United States Treasury Note/Bond	2.375%	3/31/29	456	418
	United States Treasury Note/Bond	2.875%	4/30/29	467	438
	United States Treasury Note/Bond	2.375%	5/15/29	1,800	1,646
	United States Treasury Note/Bond	3.625%	3/31/30	1,252	1,212
	United States Treasury Note/Bond	0.625%	5/15/30	756	610
	United States Treasury Note/Bond	3.750%	5/31/30	82	80
4

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	0.625%	8/15/30	2,200	1,761
	United States Treasury Note/Bond	4.125%	8/31/30	984	978
	United States Treasury Note/Bond	4.625%	9/30/30	360	368
	United States Treasury Note/Bond	4.875%	10/31/30	68	70
	United States Treasury Note/Bond	4.375%	11/30/30	783	789
	United States Treasury Note/Bond	3.750%	12/31/30	945	919
	United States Treasury Note/Bond	4.000%	1/31/31	696	687
	United States Treasury Note/Bond	4.250%	2/28/31	600	601
	United States Treasury Note/Bond	1.625%	5/15/31	797	672
	United States Treasury Note/Bond	1.250%	8/15/31	1,152	938
	United States Treasury Note/Bond	1.375%	11/15/31	791	646
	United States Treasury Note/Bond	2.875%	5/15/32	200	182
	United States Treasury Note/Bond	2.750%	8/15/32	300	269
	United States Treasury Note/Bond	3.500%	2/15/33	285	270
	United States Treasury Note/Bond	3.375%	5/15/33	1,071	1,003
	United States Treasury Note/Bond	3.875%	8/15/33	1,059	1,032
	United States Treasury Note/Bond	4.500%	11/15/33	892	912
	United States Treasury Note/Bond	4.000%	2/15/34	1,053	1,036
	United States Treasury Note/Bond	4.500%	5/15/38	176	181
	United States Treasury Note/Bond	3.500%	2/15/39	100	92
	United States Treasury Note/Bond	4.250%	5/15/39	298	297
	United States Treasury Note/Bond	4.500%	8/15/39	181	185
	United States Treasury Note/Bond	4.375%	11/15/39	294	296
	United States Treasury Note/Bond	4.625%	2/15/40	170	176
	United States Treasury Note/Bond	1.125%	5/15/40	200	125
	United States Treasury Note/Bond	4.375%	5/15/40	165	166
	United States Treasury Note/Bond	1.125%	8/15/40	210	130
	United States Treasury Note/Bond	3.875%	8/15/40	178	168
	United States Treasury Note/Bond	1.750%	8/15/41	200	135
	United States Treasury Note/Bond	3.250%	5/15/42	225	191
	United States Treasury Note/Bond	3.375%	8/15/42	666	575
	United States Treasury Note/Bond	4.000%	11/15/42	350	330
	United States Treasury Note/Bond	3.125%	2/15/43	95	79
	United States Treasury Note/Bond	3.875%	2/15/43	372	344
	United States Treasury Note/Bond	3.875%	5/15/43	366	338
	United States Treasury Note/Bond	3.625%	8/15/43	567	504
	United States Treasury Note/Bond	4.375%	8/15/43	400	395
	United States Treasury Note/Bond	3.750%	11/15/43	550	497
	United States Treasury Note/Bond	4.750%	11/15/43	383	397
	United States Treasury Note/Bond	3.625%	2/15/44	450	399
	United States Treasury Note/Bond	3.000%	11/15/44	341	273
	United States Treasury Note/Bond	2.250%	8/15/46	164	112
	United States Treasury Note/Bond	2.875%	11/15/46	71	55
	United States Treasury Note/Bond	3.000%	2/15/47	566	445
	United States Treasury Note/Bond	3.000%	5/15/47	499	392
	United States Treasury Note/Bond	2.750%	8/15/47	250	187
	United States Treasury Note/Bond	2.750%	11/15/47	206	154
	United States Treasury Note/Bond	3.000%	2/15/48	659	515
	United States Treasury Note/Bond	3.125%	5/15/48	250	200
	United States Treasury Note/Bond	3.000%	8/15/48	197	154
	United States Treasury Note/Bond	3.375%	11/15/48	187	156
	United States Treasury Note/Bond	3.000%	2/15/49	191	149
[1,2]	United States Treasury Note/Bond	2.875%	5/15/49	408	310
	United States Treasury Note/Bond	2.250%	8/15/49	238	159
	United States Treasury Note/Bond	2.375%	11/15/49	220	151
5

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.000%	2/15/50	300	188
	United States Treasury Note/Bond	1.250%	5/15/50	397	203
	United States Treasury Note/Bond	1.375%	8/15/50	788	416
	United States Treasury Note/Bond	1.625%	11/15/50	1,008	569
	United States Treasury Note/Bond	1.875%	2/15/51	575	346
	United States Treasury Note/Bond	2.375%	5/15/51	391	265
	United States Treasury Note/Bond	2.000%	8/15/51	398	247
	United States Treasury Note/Bond	1.875%	11/15/51	262	157
	United States Treasury Note/Bond	2.250%	2/15/52	706	464
	United States Treasury Note/Bond	2.875%	5/15/52	450	340
	United States Treasury Note/Bond	3.000%	8/15/52	632	491
	United States Treasury Note/Bond	4.000%	11/15/52	900	846
	United States Treasury Note/Bond	3.625%	2/15/53	455	399
	United States Treasury Note/Bond	3.625%	5/15/53	421	370
	United States Treasury Note/Bond	4.125%	8/15/53	292	281
	United States Treasury Note/Bond	4.750%	11/15/53	614	655
	United States Treasury Note/Bond	4.250%	2/15/54	535	526
					70,735
Conventional Mortgage-Backed Securities (19.1%)
[3,4]	Ginnie Mae II Pool	2.000%	4/15/54	1,000	819
[3,4]	Ginnie Mae II Pool	2.500%	4/15/54	1,000	852
[3,4]	Ginnie Mae II Pool	3.000%	4/15/54	1,000	882
[3,4]	Ginnie Mae II Pool	3.500%	4/15/54	950	865
[3,4]	Ginnie Mae II Pool	4.000%	4/15/54	500	468
[3,4]	Ginnie Mae II Pool	4.500%	4/15/54–5/15/54	550	529
[3,4]	Ginnie Mae II Pool	5.000%	4/15/54	450	443
[3,4]	Ginnie Mae II Pool	5.500%	4/15/54	250	250
[3,4]	Ginnie Mae II Pool	6.000%	4/15/54	750	757
[3,4]	Ginnie Mae II Pool	6.500%	4/15/54	750	763
[3,4,5]	UMBS Pool	2.000%	1/1/51–4/25/54	5,699	4,512
[3,4,5]	UMBS Pool	2.500%	4/25/54	4,250	3,517
[3,4,5]	UMBS Pool	3.000%	4/25/54	2,750	2,369
[3,4,5]	UMBS Pool	3.500%	4/25/54	1,700	1,522
[3,4,5]	UMBS Pool	4.000%	4/25/54–5/25/54	1,475	1,368
[3,4,5]	UMBS Pool	4.500%	4/25/54	1,200	1,143
[3,4,5]	UMBS Pool	5.000%	4/25/54	1,250	1,220
[3,4,5]	UMBS Pool	5.500%	4/25/54	1,300	1,294
[3,4,5]	UMBS Pool	6.000%	4/25/54	825	833
[3,4,5]	UMBS Pool	6.500%	4/25/54	250	255
					24,661
Total U.S. Government and Agency Obligations (Cost $95,747)					95,396
Asset-Backed/Commercial Mortgage-Backed Securities (4.2%)
[3,6]	Aventura Mall Trust Series 2018-AVM	4.112%	7/5/40	225	213
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/29	100	100
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	125	129
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	6.480%	6/20/30	100	101
[3]	BANK Series 2022-BNK40	3.393%	3/15/64	225	201
[3]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	225	233
[3]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	225	233
[3]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	225	216
[3]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	225	243
6

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,6]	BX Trust Series 2019-OC11	3.202%	12/9/41	225	200
[3,6]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/30	125	125
[3,6]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/31	125	125
[3]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	90	90
[3,6]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	185	184
[3]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/31	100	100
[3,6]	Enterprise Fleet Financing LLC Series 2024-1	5.160%	9/20/30	125	125
[3,6]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	125	124
[3,6]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/36	125	125
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/29	125	125
[3,5,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	6.670%	2/25/44	123	124
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/29	125	125
[3,6]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	125	126
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/17/31	175	176
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/17/31	125	126
[3,6]	GreatAmerica Leasing Receivables Series 2024-1	5.080%	12/16/30	75	75
[3,6]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/31	135	135
[3,6]	Hyundai Auto Lease Securitization Trust Series 2024-A	5.350%	5/15/28	125	125
[3,6]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	125	125
[3]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	225	218
[3,6]	PFS Financing Corp. Series 2024-B	4.950%	2/15/29	125	125
[3,6]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	100	92
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/30	75	75
[3,6]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/30	90	90
[3,6]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/32	125	125
[3,6]	SMB Private Education Loan Trust Series 2024-A	5.240%	3/15/56	100	100
[3]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	185	184
[3,6]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	190	190
[3,6]	Verizon Master Trust Series 2024-2	5.320%	12/22/31	125	124
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $5,453)					5,452
Corporate Bonds (30.1%)
Communications (3.5%)
	AT&T Inc.	2.250%	2/1/32	70	57
	AT&T Inc.	3.650%	6/1/51	190	139
	AT&T Inc.	3.550%	9/15/55	30	21
	AT&T Inc.	3.650%	9/15/59	120	84
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	190	189
[6]	CCO Holdings LLC	4.750%	3/1/30	30	26
	Charter Communications Operating LLC	2.300%	2/1/32	78	60
	Charter Communications Operating LLC	4.400%	4/1/33	128	113
	Charter Communications Operating LLC	6.650%	2/1/34	8	8
	Charter Communications Operating LLC	3.500%	3/1/42	70	47
	Charter Communications Operating LLC	6.484%	10/23/45	30	28
	Comcast Corp.	3.750%	4/1/40	300	249
	Comcast Corp.	2.987%	11/1/63	40	25
7

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	CSC Holdings LLC	5.750%	1/15/30	45	24
	Discovery Communications LLC	3.625%	5/15/30	90	80
	Discovery Communications LLC	6.350%	6/1/40	30	29
	Discovery Communications LLC	4.650%	5/15/50	140	109
	Discovery Communications LLC	4.000%	9/15/55	80	55
[6]	DISH Network Corp.	11.750%	11/15/27	25	26
	Meta Platforms Inc.	5.750%	5/15/63	40	43
	Netflix Inc.	5.875%	11/15/28	1,340	1,393
[6]	Outfront Media Capital LLC	4.625%	3/15/30	10	9
	Paramount Global	4.600%	1/15/45	75	52
	Rogers Communications Inc.	5.000%	2/15/29	400	397
	Rogers Communications Inc.	5.300%	2/15/34	70	69
	Sprint Capital Corp.	8.750%	3/15/32	50	61
	Time Warner Cable LLC	7.300%	7/1/38	30	30
	Time Warner Cable LLC	5.875%	11/15/40	270	235
	Time Warner Cable LLC	4.500%	9/15/42	30	22
	T-Mobile USA Inc.	4.850%	1/15/29	90	89
	T-Mobile USA Inc.	4.375%	4/15/40	100	89
	T-Mobile USA Inc.	5.500%	1/15/55	55	55
	T-Mobile USA Inc.	3.600%	11/15/60	30	21
	T-Mobile USA Inc.	5.800%	9/15/62	40	41
[6]	Univision Communications Inc.	8.000%	8/15/28	45	46
	Verizon Communications Inc.	3.400%	3/22/41	175	137
	Verizon Communications Inc.	5.500%	2/23/54	80	81
	Verizon Communications Inc.	3.700%	3/22/61	40	29
	Vodafone Group plc	4.875%	6/19/49	70	63
	Vodafone Group plc	5.625%	2/10/53	30	30
[6]	VZ Secured Financing BV	5.000%	1/15/32	30	26
	Warnermedia Holdings Inc.	4.279%	3/15/32	105	94
	Warnermedia Holdings Inc.	5.050%	3/15/42	25	21
					4,502
Consumer Discretionary (0.7%)
[6]	Boyne USA Inc.	4.750%	5/15/29	15	14
[6]	Caesars Entertainment Inc.	8.125%	7/1/27	10	10
[6]	Churchill Downs Inc.	5.750%	4/1/30	10	10
	General Motors Co.	5.000%	4/1/35	100	95
	General Motors Financial Co. Inc.	1.500%	6/10/26	350	322
	General Motors Financial Co. Inc.	4.350%	1/17/27	90	88
	General Motors Financial Co. Inc.	5.850%	4/6/30	117	119
	Marriott International Inc.	4.875%	5/15/29	130	129
[4]	MGM Resorts International	6.500%	4/15/32	15	15
[6]	NCL Corp. Ltd.	7.750%	2/15/29	25	26
	Newell Brands Inc.	6.375%	9/15/27	30	29
					857
Consumer Staples (1.2%)
	Altria Group Inc.	3.875%	9/16/46	8	6
	Altria Group Inc.	3.700%	2/4/51	30	21
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	115	108
	BAT Capital Corp.	5.834%	2/20/31	150	152
	BAT Capital Corp.	6.421%	8/2/33	195	204
	BAT Capital Corp.	4.390%	8/15/37	60	50
	BAT Capital Corp.	4.540%	8/15/47	30	23
	BAT Capital Corp.	4.758%	9/6/49	140	112
	BAT Capital Corp.	7.081%	8/2/53	40	43
	JBS USA LUX SA	5.750%	4/1/33	82	81
8

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	JBS USA LUX SA	6.750%	3/15/34	8	8
	JBS USA LUX SA	6.500%	12/1/52	10	10
[6]	JBS USA LUX SA	7.250%	11/15/53	93	100
[6]	KeHE Distributors LLC	9.000%	2/15/29	10	10
	Keurig Dr Pepper Inc.	4.500%	11/15/45	30	26
	Kraft Heinz Foods Co.	4.875%	10/1/49	200	181
[6]	Lamb Weston Holdings Inc.	4.125%	1/31/30	10	9
	Philip Morris International Inc.	3.125%	8/17/27	130	123
	Philip Morris International Inc.	5.250%	2/13/34	230	228
	Philip Morris International Inc.	4.500%	3/20/42	70	61
					1,556
Energy (2.3%)
	Canadian Natural Resources Ltd.	6.250%	3/15/38	8	8
	Cheniere Energy Partners LP	3.250%	1/31/32	440	375
[6]	Civitas Resources Inc.	8.375%	7/1/28	25	26
[6]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	350	348
[6]	DCP Midstream Operating LP	6.750%	9/15/37	58	63
	Enbridge Energy Partners LP	7.375%	10/15/45	118	138
	Enbridge Inc.	4.500%	6/10/44	70	60
	Energy Transfer LP	3.750%	5/15/30	40	37
	Energy Transfer LP	6.400%	12/1/30	35	37
	Energy Transfer LP	6.550%	12/1/33	92	99
	Energy Transfer LP	5.300%	4/1/44	8	7
	Energy Transfer LP	5.000%	5/15/50	91	80
	Energy Transfer LP	5.950%	5/15/54	170	170
	Enterprise Products Operating LLC	4.850%	1/31/34	100	98
	Enterprise Products Operating LLC	4.850%	8/15/42	50	47
	Marathon Oil Corp.	5.300%	4/1/29	90	90
	MPLX LP	5.650%	3/1/53	8	8
	Occidental Petroleum Corp.	7.875%	9/15/31	255	289
	Occidental Petroleum Corp.	6.600%	3/15/46	20	21
[3]	Petronas Capital Ltd.	3.500%	4/21/30	200	184
	Phillips 66 Co.	5.250%	6/15/31	65	66
	Phillips 66 Co.	5.650%	6/15/54	75	76
	Pioneer Natural Resources Co.	1.900%	8/15/30	140	118
[6]	Raizen Fuels Finance SA	6.950%	3/5/54	200	206
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	150	144
	Targa Resources Corp.	6.125%	3/15/33	70	73
[6]	Transocean Titan Financing Ltd.	8.375%	2/1/28	25	26
[6]	Venture Global LNG Inc.	8.125%	6/1/28	25	25
					2,919
Financials (8.9%)
	AerCap Ireland Capital DAC	2.450%	10/29/26	270	251
	AerCap Ireland Capital DAC	3.000%	10/29/28	100	91
	Allstate Corp.	5.250%	3/30/33	160	160
	American Express Co.	5.098%	2/16/28	80	80
[6]	AmWINS Group Inc.	6.375%	2/15/29	15	15
	Aon Global Ltd.	4.750%	5/15/45	200	179
	Aon North America Inc.	5.125%	3/1/27	30	30
	Aon North America Inc.	5.150%	3/1/29	150	151
	Aon North America Inc.	5.750%	3/1/54	110	113
	Athene Holding Ltd.	6.250%	4/1/54	250	254
	Banco Santander SA	6.607%	11/7/28	100	106
[3]	Bank of America Corp.	4.271%	7/23/29	620	598
	Bank of America Corp.	5.468%	1/23/35	20	20
9

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bank of America Corp.	4.443%	1/20/48	100	88
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	300	288
[3]	Bank of New York Mellon Corp.	4.975%	3/14/30	100	100
[3]	Bank of New York Mellon Corp.	4.967%	4/26/34	50	49
[3]	Bank of New York Mellon Corp.	6.474%	10/25/34	50	54
[3]	Bank of New York Mellon Corp.	5.188%	3/14/35	150	149
	Barclays plc	5.674%	3/12/28	200	201
[3]	Barclays plc	5.088%	6/20/30	8	8
	Barclays plc	6.036%	3/12/55	200	208
	BlackRock Funding Inc.	5.250%	3/14/54	130	131
[3,8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	100	99
[6]	BPCE SA	6.508%	1/18/35	108	109
	Capital One Financial Corp.	5.468%	2/1/29	294	293
[3]	Citigroup Inc.	4.075%	4/23/29	400	383
	Credit Suisse AG	7.500%	2/15/28	328	354
	Deutsche Bank AG	5.371%	9/9/27	250	251
	Deutsche Bank AG	5.706%	2/8/28	150	150
	Fifth Third Bancorp	6.339%	7/27/29	410	422
	Fifth Third Bancorp	5.631%	1/29/32	80	80
[6]	GGAM Finance Ltd.	8.000%	6/15/28	10	10
[4,6]	GGAM Finance Ltd.	6.875%	4/15/29	15	15
[6]	Global Atlantic Fin Co.	7.950%	6/15/33	108	120
[6]	Global Atlantic Fin Co.	6.750%	3/15/54	70	72
	Goldman Sachs Group Inc.	6.750%	10/1/37	50	55
	Goldman Sachs Group Inc.	6.250%	2/1/41	100	109
[6]	Howden UK Refinance plc	7.250%	2/15/31	10	10
	HSBC Holdings plc	2.251%	11/22/27	200	184
[3]	HSBC Holdings plc	4.583%	6/19/29	200	194
	Huntington National Bank	5.650%	1/10/30	50	50
	JPMorgan Chase & Co.	5.040%	1/23/28	480	478
	JPMorgan Chase & Co.	5.012%	1/23/30	260	259
	JPMorgan Chase & Co.	5.336%	1/23/35	160	161
[6]	Lseg US Fin Corp.	4.875%	3/28/27	200	199
[6]	Lseg US Fin Corp.	5.297%	3/28/34	200	201
	M&T Bank Corp.	4.553%	8/16/28	150	143
	M&T Bank Corp.	6.082%	3/13/32	560	559
[6]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	2	2
[6]	Macquarie Airfinance Holdings Ltd.	6.500%	3/26/31	2	2
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	300	289
[3]	MDGH GMTN RSC Ltd.	3.000%	3/28/27	200	189
	Morgan Stanley	5.123%	2/1/29	100	100
	Morgan Stanley	5.173%	1/16/30	20	20
	Morgan Stanley	5.466%	1/18/35	70	71
	Morgan Stanley	5.948%	1/19/38	8	8
[3]	Morgan Stanley	4.457%	4/22/39	410	372
	Nasdaq Inc.	2.500%	12/21/40	150	102
	Nasdaq Inc.	6.100%	6/28/63	55	58
[6]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/26	10	10
[3]	PNC Bank NA	4.050%	7/26/28	450	428
	PNC Financial Services Group Inc.	6.615%	10/20/27	50	51
	PNC Financial Services Group Inc.	5.939%	8/18/34	120	123
	PNC Financial Services Group Inc.	5.676%	1/22/35	50	50
[3]	Prudential Financial Inc.	5.700%	12/14/36	100	105
	Prudential Financial Inc.	6.500%	3/15/54	40	41
[6]	RGA Global Funding	5.500%	1/11/31	200	201
10

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Societe Generale SA	6.066%	1/19/35	8	8
[3,4]	Toronto-Dominion Bank	4.980%	4/5/27	100	100
[3,4]	Toronto-Dominion Bank	4.994%	4/5/29	110	110
[3]	US Bancorp	3.100%	4/27/26	400	383
	US Bancorp	5.384%	1/23/30	150	151
	US Bancorp	5.678%	1/23/35	150	151
[3]	Wells Fargo & Co.	3.068%	4/30/41	100	75
					11,484
Health Care (3.1%)
	AbbVie Inc.	4.800%	3/15/27	725	725
	AbbVie Inc.	4.800%	3/15/29	250	251
	AbbVie Inc.	4.050%	11/21/39	70	62
	AbbVie Inc.	5.400%	3/15/54	155	160
	Aetna Inc.	3.875%	8/15/47	200	153
	Amgen Inc.	4.200%	3/1/33	200	187
	Amgen Inc.	5.600%	3/2/43	80	81
	Amgen Inc.	4.563%	6/15/48	40	35
	Amgen Inc.	5.750%	3/2/63	30	31
	AstraZeneca Finance LLC	2.250%	5/28/31	250	211
	Becton Dickinson & Co.	4.874%	2/8/29	100	99
	Bristol-Myers Squibb Co.	4.900%	2/22/27	60	60
	Bristol-Myers Squibb Co.	4.900%	2/22/29	170	171
	Bristol-Myers Squibb Co.	5.650%	2/22/64	130	134
[6]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	30	29
[6]	Community Health Systems Inc.	5.625%	3/15/27	10	9
	CVS Health Corp.	5.125%	2/21/30	622	624
	CVS Health Corp.	4.125%	4/1/40	130	109
	CVS Health Corp.	6.000%	6/1/63	70	72
[6]	DaVita Inc.	3.750%	2/15/31	30	25
	Elevance Health Inc.	6.100%	10/15/52	100	108
[6]	Fortrea Holdings Inc.	7.500%	7/1/30	10	10
	HCA Inc.	6.000%	4/1/54	90	91
[6]	Organon & Co.	5.125%	4/30/31	35	31
[6]	Roche Holdings Inc.	5.218%	3/8/54	220	223
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	100	67
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	25	24
	UnitedHealth Group Inc.	6.500%	6/15/37	100	113
	Zoetis Inc.	4.700%	2/1/43	100	92
					3,987
Industrials (2.9%)
[6]	American Airlines Inc.	7.250%	2/15/28	25	25
	Boeing Co.	2.196%	2/4/26	270	253
	Boeing Co.	5.705%	5/1/40	100	96
	Boeing Co.	5.930%	5/1/60	87	81
[6]	Delta Air Lines Inc.	4.750%	10/20/28	500	489
[6]	EMRLD Borrower LP	6.625%	12/15/30	30	30
[6]	ERAC USA Finance LLC	7.000%	10/15/37	150	171
[6]	Gates Global LLC	6.250%	1/15/26	10	10
	Hillenbrand Inc.	6.250%	2/15/29	10	10
	Honeywell International Inc.	5.250%	3/1/54	190	191
	Honeywell International Inc.	5.350%	3/1/64	130	132
	L3Harris Technologies Inc.	5.250%	6/1/31	120	120
	Lockheed Martin Corp.	4.300%	6/15/62	100	85
	Lockheed Martin Corp.	5.200%	2/15/64	110	109
[6]	Mileage Plus Holdings LLC	6.500%	6/20/27	1,268	1,276
11

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norfolk Southern Corp.	3.050%	5/15/50	170	115
	Norfolk Southern Corp.	5.950%	3/15/64	40	43
	Northrop Grumman Corp.	5.200%	6/1/54	170	165
[6]	Rolls-Royce plc	3.625%	10/14/25	10	10
	RTX Corp.	6.050%	6/1/36	120	126
	RTX Corp.	4.875%	10/15/40	160	150
[3]	Ryder System Inc.	5.300%	3/15/27	30	30
[6]	TransDigm Inc.	6.375%	3/1/29	5	5
[6]	TransDigm Inc.	6.625%	3/1/32	10	10
					3,732
Materials (1.2%)
	Ball Corp.	6.000%	6/15/29	10	10
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	280
[6]	Chemours Co.	4.625%	11/15/29	30	26
	Dow Chemical Co.	5.600%	2/15/54	85	85
	Georgia-Pacific LLC	7.750%	11/15/29	100	114
[6]	Newmont Corp.	5.350%	3/15/34	130	131
[6]	NOVA Chemicals Corp.	8.500%	11/15/28	10	11
[6]	NOVA Chemicals Corp.	9.000%	2/15/30	15	15
	Nutrien Ltd.	4.900%	3/27/28	70	70
	Nutrien Ltd.	4.900%	6/1/43	200	181
[4,6]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	200	200
[4,6]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	200
	Vale Overseas Ltd.	3.750%	7/8/30	300	270
[6]	WR Grace Holdings LLC	5.625%	8/15/29	10	9
					1,602
Real Estate (1.2%)
	Crown Castle Inc.	3.800%	2/15/28	300	284
	Extra Space Storage LP	3.900%	4/1/29	180	170
	Highwoods Realty LP	7.650%	2/1/34	74	81
	Kilroy Realty LP	4.750%	12/15/28	22	21
	Kimco Realty OP LLC	4.250%	4/1/45	8	6
	Mid-America Apartments LP	5.000%	3/15/34	195	192
	Prologis LP	1.750%	2/1/31	100	82
	Prologis LP	5.000%	3/15/34	150	149
	Prologis LP	5.250%	3/15/54	50	49
	Realty Income Corp.	5.125%	2/15/34	200	196
	Regency Centers LP	5.250%	1/15/34	200	199
	Sabra Health Care LP	3.200%	12/1/31	8	7
	Sun Communities Operating LP	5.500%	1/15/29	90	90
					1,526
Technology (1.7%)
[6]	Broadcom Inc.	1.950%	2/15/28	90	80
	Broadcom Inc.	4.750%	4/15/29	400	395
[6]	Broadcom Inc.	3.469%	4/15/34	272	233
[6]	Broadcom Inc.	4.926%	5/15/37	100	95
[6]	Broadcom Inc.	3.500%	2/15/41	100	78
	Cisco Systems Inc.	4.800%	2/26/27	260	260
	Cisco Systems Inc.	5.300%	2/26/54	120	123
	Cisco Systems Inc.	5.350%	2/26/64	120	123
[6]	Cloud Software Group Inc.	6.500%	3/31/29	30	28
	Dell International LLC	5.300%	10/1/29	500	506
	Dell International LLC	8.350%	7/15/46	8	10
[6]	Entegris Inc.	4.750%	4/15/29	10	10
12

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Esab Corp.	6.250%	4/15/29	15	15
	Intel Corp.	5.900%	2/10/63	20	21
	Kyndryl Holdings Inc.	6.350%	2/20/34	30	31
[6]	SS&C Technologies Inc.	5.500%	9/30/27	10	10
	Texas Instruments Inc.	5.150%	2/8/54	120	120
[6]	UKG Inc.	6.875%	2/1/31	45	46
	Western Digital Corp.	2.850%	2/1/29	8	7
					2,191
Utilities (3.4%)
	AEP Transmission Co. LLC	3.800%	6/15/49	140	109
	Alabama Power Co.	5.850%	11/15/33	220	232
	Ameren Corp.	5.000%	1/15/29	700	697
[6]	Clearway Energy Operating LLC	4.750%	3/15/28	5	5
	Commonwealth Edison Co.	5.900%	3/15/36	100	106
[3]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	110	98
	Consumers Energy Co.	4.600%	5/30/29	110	109
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	129	128
	Duke Energy Carolinas LLC	3.750%	6/1/45	170	132
	Duke Energy Corp.	4.850%	1/5/29	175	173
	Duke Energy Ohio Inc.	5.550%	3/15/54	100	100
	Entergy Arkansas LLC	3.350%	6/15/52	110	76
	Exelon Corp.	5.600%	3/15/53	50	50
[3]	Georgia Power Co.	4.750%	9/1/40	100	92
	MidAmerican Energy Co.	5.300%	2/1/55	70	69
	National Grid plc	5.418%	1/11/34	300	298
[6]	Niagara Mohawk Power Corp.	5.664%	1/17/54	30	30
[6]	Oglethorpe Power Corp.	6.200%	12/1/53	58	61
	Pacific Gas & Electric Co.	4.200%	3/1/29	70	66
	Pacific Gas & Electric Co.	5.550%	5/15/29	90	91
	Pacific Gas & Electric Co.	5.800%	5/15/34	60	60
	Pacific Gas & Electric Co.	4.500%	7/1/40	28	24
	Pacific Gas & Electric Co.	3.300%	8/1/40	8	6
	Pacific Gas & Electric Co.	6.750%	1/15/53	50	55
	PacifiCorp	5.450%	2/15/34	60	60
	Public Service Enterprise Group Inc.	5.200%	4/1/29	240	240
	San Diego Gas & Electric Co.	5.550%	4/15/54	140	142
	Southern California Edison Co.	4.875%	2/1/27	300	299
	Southern California Edison Co.	5.200%	6/1/34	300	297
[3]	Southern California Gas Co.	3.950%	2/15/50	110	86
	Tampa Electric Co.	4.900%	3/1/29	200	200
[3]	Virginia Electric & Power Co.	3.800%	9/15/47	200	155
[3]	Virginia Electric & Power Co.	4.625%	5/15/52	75	65
					4,411
Total Corporate Bonds (Cost $38,697)					38,767
Sovereign Bonds (7.7%)
	Asian Infrastructure Investment Bank	4.250%	3/13/34	585	578
[3,6]	Central American Bank for Economic Integration	5.000%	1/25/27	245	244
	Corp. Andina de Fomento	5.000%	1/24/29	290	289
[3]	Corp. Nacional del Cobre de Chile	3.000%	9/30/29	200	177
[3,8]	European Union	3.125%	12/4/30	150	166
[3,8]	European Union	0.700%	7/6/51	630	376
	Federative Republic of Brazil	7.125%	5/13/54	286	288
[6,8]	French Republic	3.250%	5/25/55	246	262
[6,8]	Hellenic Republic	3.375%	6/15/34	713	769
13

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,8,9]	KFW	2.625%	4/26/29	408	439
[3]	Kingdom of Morocco	2.375%	12/15/27	200	178
[3,6]	Kingdom of Saudi Arabia	5.750%	1/16/54	500	494
[6,8]	Kingdom of Spain	3.250%	4/30/34	163	177
[6,8]	Kingdom of Spain	4.000%	10/31/54	148	166
[3]	Oman Government Bond	4.750%	6/15/26	200	197
[3]	Paraguay Government Bond	4.950%	4/28/31	200	193
	Petroleos Mexicanos	4.500%	1/23/26	200	188
[4]	Province of Quebec	4.500%	4/3/29	635	635
[3,8]	Province of Quebec	3.125%	3/27/34	936	1,017
[3]	Republic of Colombia	4.500%	3/15/29	200	184
[8]	Republic of Iceland	3.500%	3/21/34	125	137
[3,8]	Republic of Indonesia	3.375%	7/30/25	100	107
[3]	Republic of Indonesia	4.150%	9/20/27	200	194
	Republic of Indonesia	3.500%	1/11/28	300	285
[3]	Republic of Paraguay	5.000%	4/15/26	100	99
	Republic of Peru	2.844%	6/20/30	200	175
[3,8]	Republic of Romania	1.750%	7/13/30	456	404
	Republic of South Africa	4.300%	10/12/28	200	180
	Republic of the Philippines	5.170%	10/13/27	200	201
[3]	Republic of Uzbekistan International Bond	5.375%	2/20/29	300	283
[3]	Saudi Arabian Oil Co.	1.625%	11/24/25	200	188
	State of Israel	5.375%	3/12/29	280	281
[3]	United Mexican States	2.659%	5/24/31	200	167
[3]	United Mexican States	6.350%	2/9/35	215	222
Total Sovereign Bonds (Cost $9,923)					9,940
				Shares
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
[10]	Vanguard Market Liquidity Fund (Cost $3,173)	5.407%		31,735	3,173
14

Core Bond ETF
	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value• ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Put Options
10-Year U.S. Treasury Note Futures Contracts (Cost $3)	4/26/24	7	$110.00	770	3
Total Investments (118.5%) (Cost $152,996)					152,731
Other Assets and Liabilities—Net (-18.5%)					(23,828)
Net Assets (100%)					128,903
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $629,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $256,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2024.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate value was $11,169,000, representing 8.7% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Guaranteed by the Federal Republic of Germany.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	June 2024	(9)	(1,840)	2
5-Year U.S. Treasury Note	June 2024	(97)	(10,380)	(11)
10-Year U.S. Treasury Note	June 2024	(6)	(665)	—
Euro-Bobl	June 2024	(7)	(893)	(3)
Euro-Bund	June 2024	(14)	(2,015)	(22)
Euro-Buxl	June 2024	(6)	(879)	(12)
Euro-OAT	June 2024	(1)	(138)	(1)
15

Core Bond ETF
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Euro-Schatz	June 2024	(1)	(114)	—
Long Gilt	June 2024	(2)	(252)	(7)
Long U.S. Treasury Bond	June 2024	(4)	(482)	(4)
Mini 10-Year Japanese Government Bond	June 2024	(18)	(1,733)	—
Ultra 10-Year U.S. Treasury Note	June 2024	(25)	(2,865)	(3)
Ultra Long U.S. Treasury Bond	June 2024	(34)	(4,386)	(31)
				(92)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	4/26/24	EUR	14	USD	16	—	—
UBS AG	4/26/24	EUR	13	USD	14	—	—
Citibank, N.A.	4/26/24	EUR	6	USD	6	—	—
UBS AG	4/26/24	MXN	12,412	USD	733	11	—
JPMorgan Chase Bank, N.A.	4/26/24	USD	2,714	EUR	2,483	34	—
Bank of America, N.A.	4/26/24	USD	1,020	EUR	940	5	—
Toronto-Dominion Bank	4/26/24	USD	21	EUR	19	—	—
UBS AG	4/26/24	USD	8	EUR	8	—	—
State Street Bank & Trust Co.	4/26/24	USD	5	EUR	4	—	—
State Street Bank & Trust Co.	4/26/24	USD	6	GBP	4	—	—
Toronto-Dominion Bank	4/26/24	USD	3	GBP	2	—	—
Bank of America, N.A.	4/26/24	USD	9	JPY	1,320	—	—
State Street Bank & Trust Co.	4/26/24	USD	728	MXN	12,281	—	(9)
						50	(9)
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

16

Core Bond ETF
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S41-V2	12/20/28	USD	1,000	5.000	73	21
CDX-NA-IG-S42-V1	6/20/29	USD	6,000	1.000	135	—
						21
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date[1]	Notional Amount (000)[2]	Interest Rate Received[3] (%)	Interest Rate (Paid)[4] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
8/15/39	6/3/24	460	3.868	(0.000)	4	4
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Notional amount denominated in U.S. dollar.
3 Interest payment received/paid annually.
4 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Core Bond ETF
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $149,823)	149,558
Affiliated Issuers (Cost $3,173)	3,173
Total Investments in Securities	152,731
Investment in Vanguard	3
Cash	74
Foreign Currency, at Value (Cost $19)	19
Receivables for Investment Securities Sold	4,425
Receivables for Accrued Income	1,204
Variation Margin Receivable—Centrally Cleared Swap Contracts	1
Unrealized Appreciation—Forward Currency Contracts	50
Total Assets	158,507
Liabilities
Payables for Investment Securities Purchased	29,582
Payables to Vanguard	5
Variation Margin Payable—Futures Contracts	8
Unrealized Depreciation—Forward Currency Contracts	9
Total Liabilities	29,604
Net Assets	128,903
At March 31, 2024, net assets consisted of:

Paid-in Capital	128,810
Total Distributable Earnings (Loss)	93
Net Assets	128,903
Net Assets
Applicable to 1,690,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	128,903
Net Asset Value Per Share	$76.27
See accompanying Notes, which are an integral part of the Financial Statements.
18

Core Bond ETF
Statement of Operations

December 12, 2023[1] to March 31, 2024
($000)
Investment Income
Income
Interest[2]	1,179
Total Income	1,179
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2
Management and Administrative	15
Marketing and Distribution	1
Custodian Fees	2
Shareholders’ Reports	1
Trustees’ Fees and Expenses	—
Professional Services	4
Other Expenses	—
Total Expenses	25
Net Investment Income	1,154
Realized Net Gain (Loss)
Investment Securities Sold[2]	(270)
Futures Contracts	222
Options Purchased	(4)
Swap Contracts	2
Forward Currency Contracts	(38)
Foreign Currencies	2
Realized Net Gain (Loss)	(86)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(265)
Futures Contracts	(92)
Options Purchased	—
Swap Contracts	25
Forward Currency Contracts	41
Foreign Currencies	1
Change in Unrealized Appreciation (Depreciation)	(290)
Net Increase (Decrease) in Net Assets Resulting from Operations	778
1	Inception.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $102,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
19

Core Bond ETF
Statement of Changes in Net Assets

December 12, 2023[1] to March 31, 2024
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,154
Realized Net Gain (Loss)	(86)
Change in Unrealized Appreciation (Depreciation)	(290)
Net Increase (Decrease) in Net Assets Resulting from Operations	778
Distributions
Total Distributions	(685)
Capital Share Transactions
Issued	148,897
Issued in Lieu of Cash Distributions	—
Redeemed	(20,087)
Net Increase (Decrease) from Capital Share Transactions	128,810
Total Increase (Decrease)	128,903
Net Assets
Beginning of Period	—
End of Period	128,903
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
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Core Bond ETF
Financial Highlights
December 12, 2023[1] to March 31, 2024
For a Share Outstanding Throughout the Period
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	1.052
Net Realized and Unrealized Gain (Loss) on Investments	.828
Total from Investment Operations	1.880
Distributions
Dividends from Net Investment Income	(.610)
Distributions from Realized Capital Gains	—
Total Distributions	(.610)
Net Asset Value, End of Period	$76.27
Total Return	2.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$129
Ratio of Total Expenses to Average Net Assets	0.10%
Ratio of Net Investment Income to Average Net Assets	4.60%
Portfolio Turnover Rate[3]	169%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Includes 49% attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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Core Bond ETF
Notes to Financial Statements
Vanguard Core Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
22

Core Bond ETF
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the period ended March 31, 2024, the fund’s average value of investments in options purchased and options written represented less than 1% and 0% of net assets, respectively, based on the average market values at each quarter-end during the period.
6. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated
23

Core Bond ETF
clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the period ended March 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 13% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
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Core Bond ETF
During the period ended March 31, 2024, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
8. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default
25

Core Bond ETF
(including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the period ended March 31, 2024, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 0% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
9. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
10. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
11. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the
26

Core Bond ETF
higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2024, the fund had contributed to Vanguard capital in the amount of $3,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Core Bond ETF
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	95,396	—	95,396
Asset-Backed/Commercial Mortgage-Backed Securities	—	5,452	—	5,452
Corporate Bonds	—	38,767	—	38,767
Sovereign Bonds	—	9,940	—	9,940
Temporary Cash Investments	3,173	—	—	3,173
Options Purchased	3	—	—	3
Total	3,176	149,555	—	152,731

Derivative Financial Instruments
Assets
Futures Contracts[1]	2	—	—	2
Forward Currency Contracts	—	50	—	50
Swap Contracts	25[1]	—	—	25
Total	27	50	—	77
Liabilities
Futures Contracts[1]	94	—	—	94
Forward Currency Contracts	—	9	—	9
Total	94	9	—	103
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
28

Core Bond ETF
D.  At March 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	3	—	—	3
Unrealized Appreciation—Futures Contracts[1]	2	—	—	2
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	4	—	21	25
Unrealized Appreciation—Forward Currency Contracts	—	50	—	50
Total Assets	9	50	21	80

Unrealized Depreciation—Futures Contracts[1]	94	—	—	94
Unrealized Depreciation—Forward Currency Contracts	—	9	—	9
Total Liabilities	94	9	—	103
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the period ended March 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	222	—	—	222
Options Purchased	(4)	—	—	(4)
Swap Contracts	(4)	—	6	2
Forward Currency Contracts	—	(38)	—	(38)
Realized Net Gain (Loss) on Derivatives	214	(38)	6	182

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(92)	—	—	(92)
Options Purchased	—	—	—	—
Swap Contracts	4	—	21	25
Forward Currency Contracts	—	41	—	41
Change in Unrealized Appreciation (Depreciation) on Derivatives	(88)	41	21	(26)
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Core Bond ETF
E.  As of March 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	153,070
Gross Unrealized Appreciation	543
Gross Unrealized Depreciation	(908)
Net Unrealized Appreciation (Depreciation)	(365)
F.  During the period ended March 31, 2024, the fund purchased $62,225,000 of investment securities and sold $8,217,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $260,758,000 and $164,801,000, respectively.
G.  Capital shares issued and redeemed were:
December 12, 2023[1] to March 31, 2024
Shares (000)
Issued	1,955
Issued in Lieu of Cash Distributions	—
Redeemed	(265)
Net Increase (Decrease) in Shares Outstanding	1,690
1	Inception.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can,
30

Core Bond ETF
therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.
31

Trustees Approve Advisory Arrangement
In September 2023, the Board of Vanguard Malvern Funds approved the launch of Vanguard Core Bond ETF, which utilizes an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group, provides investment advisory services to the fund. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders. The fund was launched in December 2023.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.
Investment performance
The board determined that the Fixed Income Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment processes.
Cost
The board concluded that the fund’s expense ratio will be below the average expense ratio charged by funds in its peer group and that the fund’s estimated advisory expense rate for the current fiscal year would also be below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to prospective shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement after a one-year period.
32

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Core Bond ETF’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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QV0232 052024

Semiannual Report   |   March 31, 2024
Vanguard Emerging Markets Bond Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	32
Liquidity Risk Management	34

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2024
	Beginning Account Value 9/30/2023	Ending Account Value 3/31/2024	Expenses Paid During Period
Based on Actual Fund Return
Emerging Markets Bond Fund
Investor Shares	$1,000.00	$1,118.30	$2.91
Admiral™ Shares	1,000.00	1,119.40	2.12
Based on Hypothetical 5% Yearly Return
Emerging Markets Bond Fund
Investor Shares	$1,000.00	$1,022.25	$2.78
Admiral Shares	1,000.00	1,023.00	2.02
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.55% for Investor Shares and 0.40% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).
2

Emerging Markets Bond Fund
Fund Allocation
As of March 31, 2024
Brazil	8.2%
Mexico	8.0
South Africa	4.8
Colombia	4.5
Saudi Arabia	4.0
Romania	4.0
Egypt	3.8
Peru	3.8
Chile	3.7
Turkey	3.5
Oman	3.3
United States	3.2
Indonesia	3.2
Dominican Republic	2.6
Guatemala	2.4
Israel	2.4
Hungary	2.1
Paraguay	2.0
Uzbekistan	2.0
Bahrain	1.9
Angola	1.9
Malaysia	1.9
Nigeria	1.8
Ivory Coast	1.8
Panama	1.7
Ecuador	1.3
Costa Rica	1.3
Argentina	1.3
Poland	1.1
Ukraine	1.1
Ghana	1.1
Senegal	1.0
Azerbaijan	1.0
Other	8.3
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Emerging Markets Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (3.0%)
[1]	United States Treasury Note/Bond	5.000%	8/31/25	33,000	33,067
	United States Treasury Note/Bond	4.625%	9/30/28	4,500	4,565
[1,2]	United States Treasury Note/Bond	1.375%	10/31/28	16,000	14,095
	United States Treasury Note/Bond	3.875%	8/15/33	17,505	17,045
	United States Treasury Note/Bond	3.125%	2/15/43	19,521	16,160
[2,3]	United States Treasury Note/Bond	3.000%	8/15/52	11,695	9,082
Total U.S. Government and Agency Obligations (Cost $95,396)					94,014
Corporate Bonds (16.8%)
Azerbaijan (0.7%)
[4]	Southern Gas Corridor CJSC	6.875%	3/24/26	23,215	23,470
Brazil (3.0%)
	Braskem Netherlands Finance BV	4.500%	1/31/30	2,120	1,826
[5]	Braskem Netherlands Finance BV	8.500%	1/12/31	10,230	10,598
	Braskem Netherlands Finance BV	5.875%	1/31/50	7,000	5,417
[5]	CSN Resources SA	8.875%	12/5/30	11,220	11,561
[5]	FS Luxembourg Sarl	8.875%	2/12/31	12,600	12,472
	Petrobras Global Finance BV	8.750%	5/23/26	866	918
	Petrobras Global Finance BV	7.375%	1/17/27	32,869	34,164
	Petrobras Global Finance BV	5.999%	1/27/28	6,950	6,999
	Petrobras Global Finance BV	5.093%	1/15/30	2,000	1,905
[5]	Raizen Fuels Finance SA	6.950%	3/5/54	9,600	9,872
					95,732
Chile (3.5%)
[5]	AES Andes SA	6.300%	3/15/29	930	939
[5,6]	Chile Electricity Lux MPC Sarl	6.010%	1/20/33	3,807	3,856
[5]	Corp. Nacional del Cobre de Chile	5.950%	1/8/34	44,100	44,069
	Empresa Nacional del Petroleo	3.750%	8/5/26	19,716	18,846
	Empresa Nacional del Petroleo	5.250%	11/6/29	15,289	14,959
[5]	Inversiones CMPC SA	6.125%	6/23/33	4,012	4,078
[5]	Inversiones CMPC SA	6.125%	2/26/34	8,100	8,217
[5]	Sociedad Quimica y Minera de Chile SA	6.500%	11/7/33	14,630	15,285
					110,249
Colombia (0.9%)
	Ecopetrol SA	8.625%	1/19/29	25,413	26,908
Guatemala (0.3%)
[5]	Millicom International Cellular SA	7.375%	4/2/32	9,725	9,749
4

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
India (0.2%)
[5]	Indiabulls Housing Finance Ltd.	9.700%	7/3/27	6,950	6,936
Indonesia (1.0%)
	Freeport Indonesia PT	4.763%	4/14/27	6,800	6,633
	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.750%	5/15/25	3,270	3,229
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	14,929	14,947
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.875%	7/17/29	3,000	2,787
[7]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	4,400	3,879
					31,475
Kazakhstan (0.3%)
	KazMunayGas National Co. JSC	5.750%	4/19/47	1,840	1,598
	KazMunayGas National Co. JSC	6.375%	10/24/48	9,777	9,158
					10,756
Malaysia (1.7%)
	Petronas Capital Ltd.	3.500%	4/21/30	59,524	54,739
Mexico (3.4%)
[5]	BBVA Bancomer SA	8.450%	6/29/38	12,300	12,966
[8]	Comision Federal de Electricidad	5.000%	9/29/36	5,436	4,775
	Petroleos Mexicanos	4.500%	1/23/26	11,270	10,576
	Petroleos Mexicanos	6.500%	6/2/41	3,605	2,454
	Petroleos Mexicanos	6.375%	1/23/45	10,525	6,789
	Petroleos Mexicanos	5.625%	1/23/46	1	1
	Petroleos Mexicanos	6.750%	9/21/47	51,896	34,548
	Petroleos Mexicanos	7.690%	1/23/50	16,953	12,170
	Petroleos Mexicanos	6.950%	1/28/60	35,739	23,594
					107,873
Peru (0.6%)
	Petroleos del Peru SA	5.625%	6/19/47	26,548	17,703
South Africa (0.6%)
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	19,247	19,154
	Eskom Holdings SOC Ltd.	8.450%	8/10/28	1,000	995
					20,149
Turkey (0.2%)
[5]	WE Soda Investments Holding plc	9.500%	10/6/28	7,310	7,583
United Arab Emirates (0.4%)
	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	15,010	12,237
Venezuela (0.0%)
[8,9]	Petroleos de Venezuela SA	6.000%	11/15/26	2,850	270
[9]	Petroleos de Venezuela SA	5.375%	4/12/27	462	43
					313
Total Corporate Bonds (Cost $555,156)					535,872
Sovereign Bonds (72.8%)
Angola (1.8%)
	Republic of Angola	8.250%	5/9/28	17,490	16,859
	Republic of Angola	8.750%	4/14/32	23,720	21,841
	Republic of Angola	9.375%	5/8/48	4,229	3,655
5

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Angola	9.125%	11/26/49	16,042	13,611
					55,966
Argentina (1.2%)
	Republic of Argentina	1.000%	7/9/29	926	493
[10]	Republic of Argentina, 4.125% coupon rate effective 7/9/24	3.625%	7/9/35	23,726	9,846
[10]	Republic of Argentina, 4.875% coupon rate effective 7/9/29	3.500%	7/9/41	13,730	5,550
[10]	Republic of Argentina, 5.000% coupon rate effective 7/9/24	4.250%	1/9/38	46,545	21,584
					37,473
Azerbaijan (0.2%)
[8]	Republic of Azerbaijan	3.500%	9/1/32	6,335	5,391
Bahrain (1.8%)
	Kingdom of Bahrain	5.250%	1/25/33	9,090	8,095
[5]	Kingdom of Bahrain	7.500%	2/12/36	34,515	35,382
	Kingdom of Bahrain	6.000%	9/19/44	3,500	2,904
	Kingdom of Bahrain	6.250%	1/25/51	11,589	9,631
					56,012
Bermuda (0.2%)
	Government of Bermuda	5.000%	7/15/32	7,312	7,051
Brazil (4.6%)
	Federative Republic of Brazil	6.250%	3/18/31	7,245	7,390
	Federative Republic of Brazil	6.125%	3/15/34	91,045	90,116
	Federative Republic of Brazil	4.750%	1/14/50	5,000	3,749
	Federative Republic of Brazil	7.125%	5/13/54	44,996	45,344
					146,599
Cameroon (0.2%)
[7]	Republic of Cameroon	5.950%	7/7/32	6,192	5,155
Colombia (3.3%)
[11]	Colombian TES	6.000%	4/28/28	171,891,800	39,567
	Republic of Colombia	3.000%	1/30/30	7,000	5,794
	Republic of Colombia	3.125%	4/15/31	37,345	29,837
	Republic of Colombia	8.000%	4/20/33	2,400	2,535
	Republic of Colombia	7.500%	2/2/34	3,500	3,568
	Republic of Colombia	8.750%	11/14/53	22,315	24,237
					105,538
Costa Rica (1.2%)
[5,8]	Republic of Costa Rica	7.300%	11/13/54	36,685	38,949
Dominican Republic (2.4%)
	Dominican Republic	6.875%	1/29/26	18,890	19,104
	Dominican Republic	6.000%	7/19/28	28,951	28,821
	Dominican Republic	5.500%	2/22/29	29,045	28,208
					76,133
Ecuador (1.3%)
[8]	Republic of Ecuador	0.000%	7/31/30	3,670	1,798
[10]	Republic of Ecuador, 5.500% coupon rate effective 7/31/24	3.500%	7/31/35	26,327	13,721
[10]	Republic of Ecuador, 6.900% coupon rate effective 7/31/24	6.000%	7/31/30	35,855	24,374
					39,893
Egypt (3.6%)
	Arab Republic of Egypt	7.625%	5/29/32	1,600	1,365
	Arab Republic of Egypt	8.500%	1/31/47	28,549	22,707
	Arab Republic of Egypt	7.903%	2/21/48	32,091	24,392
	Arab Republic of Egypt	8.700%	3/1/49	20,457	16,560
6

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arab Republic of Egypt	8.875%	5/29/50	17,813	14,686
	Arab Republic of Egypt	8.750%	9/30/51	10,968	8,896
	Arab Republic of Egypt	8.150%	11/20/59	16,204	12,434
	Arab Republic of Egypt	7.500%	2/16/61	2,300	1,656
[12]	Egypt Treasury Bills	0.000%	3/4/25	350,000	5,814
[12]	Egypt Treasury Bills	0.000%	3/11/25	311,000	5,143
					113,653
El Salvador (0.6%)
	Republic of El Salvador	6.375%	1/18/27	880	767
	Republic of El Salvador	8.625%	2/28/29	16,916	14,728
	Republic of El Salvador	7.625%	9/21/34	2,700	1,984
	Republic of El Salvador	7.125%	1/20/50	2,990	2,066
					19,545
Ethiopia (0.2%)
[9]	Federal Republic of Ethiopia	6.625%	12/11/24	10,771	7,904
Gabon (0.3%)
	Republic of Gabon	6.950%	6/16/25	5,256	5,160
	Republic of Gabon	7.000%	11/24/31	4,678	3,994
					9,154
Georgia (0.1%)
	Republic of Georgia	2.750%	4/22/26	5,000	4,658
Ghana (1.0%)
[8,9]	Republic of Ghana	8.950%	3/26/51	32,236	16,478
[8,9]	Republic of Ghana	8.750%	3/11/61	28,934	14,784
					31,262
Guatemala (1.9%)
	Republic of Guatemala	4.875%	2/13/28	7,930	7,661
	Republic of Guatemala	5.250%	8/10/29	6,029	5,850
[8]	Republic of Guatemala	4.900%	6/1/30	14,590	13,933
[5]	Republic of Guatemala	7.050%	10/4/32	21,010	22,280
	Republic of Guatemala	6.600%	6/13/36	7,880	8,049
[8]	Republic of Guatemala	6.125%	6/1/50	3,650	3,397
					61,170
Honduras (0.3%)
	Republic of Honduras	5.625%	6/24/30	10,273	9,135
Hungary (1.9%)
[7]	Republic of Hungary	5.000%	2/22/27	16,650	18,515
[7]	Republic of Hungary	5.375%	9/12/33	11,000	12,504
[5]	Republic of Hungary	5.500%	3/26/36	30,500	29,621
					60,640
Indonesia (1.9%)
[13]	Indonesia Treasury Bond	7.000%	2/15/33	660,119,000	42,409
	Republic of Indonesia	4.150%	9/20/27	20,238	19,685
					62,094
Israel (2.2%)
[7]	State of Israel	1.500%	1/16/29	19,090	18,302
	State of Israel	4.500%	1/17/33	19,870	18,478
	State of Israel	5.750%	3/12/54	34,400	32,994
					69,774
7

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ivory Coast (1.6%)
[7,8]	Ivory Coast	4.875%	1/30/32	3,980	3,693
[5,8]	Ivory Coast	8.250%	1/30/37	36,800	36,902
[7,8]	Ivory Coast	6.875%	10/17/40	2,815	2,624
[7,8]	Ivory Coast	6.625%	3/22/48	10,599	9,307
					52,526
Jordan (0.5%)
	Kingdom of Jordan	7.500%	1/13/29	13,250	13,230
	Kingdom of Jordan	7.375%	10/10/47	2,565	2,269
					15,499
Kazakhstan (0.2%)
[14]	Development Bank of Kazakhstan JSC	10.950%	5/6/26	3,450,000	7,065
Kenya (0.5%)
	Republic of Kenya	6.875%	6/24/24	912	911
	Republic of Kenya	7.000%	5/22/27	700	683
[5]	Republic of Kenya	9.750%	2/16/31	14,750	15,087
					16,681
Lebanon (0.0%)
[9]	Lebanon Republic	8.250%	4/12/21	2,430	159
[9]	Lebanon Republic	6.100%	10/4/22	2,250	149
[9]	Lebanon Republic	6.650%	4/22/24	2,890	192
[9]	Lebanon Republic	7.000%	3/20/28	6,310	426
[9]	Lebanon Republic	6.650%	2/26/30	4,900	327
[9]	Lebanon Republic	7.150%	11/20/31	1,445	96
[9]	Lebanon Republic	8.200%	5/17/33	1,445	96
[9]	Lebanon Republic	8.250%	5/17/34	1,445	96
					1,541
Mexico (4.1%)
[15]	Mexican Bonos	8.000%	5/24/35	687,485	37,632
	United Mexican States	2.659%	5/24/31	17,459	14,573
	United Mexican States	6.350%	2/9/35	29,150	30,094
	United Mexican States	4.400%	2/12/52	28,819	22,055
	United Mexican States	6.400%	5/7/54	25,168	25,114
					129,468
Morocco (0.8%)
	Kingdom of Morocco	5.950%	3/8/28	2,897	2,929
[7]	Kingdom of Morocco	1.500%	11/27/31	3,750	3,244
	Kingdom of Morocco	6.500%	9/8/33	7,420	7,669
	Kingdom of Morocco	4.000%	12/15/50	17,964	12,278
					26,120
Mozambique (0.2%)
	Republic of Mozambique	9.000%	9/15/31	6,850	5,875
Nigeria (1.7%)
	Republic of Nigeria	6.500%	11/28/27	7,790	7,336
	Republic of Nigeria	6.125%	9/28/28	10,164	9,192
	Republic of Nigeria	8.375%	3/24/29	3,360	3,284
	Republic of Nigeria	8.747%	1/21/31	3,497	3,385
	Republic of Nigeria	7.875%	2/16/32	5,291	4,803
	Republic of Nigeria	7.625%	11/28/47	11,000	8,569
	Republic of Nigeria	8.250%	9/28/51	19,597	16,089
					52,658
8

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oman (3.0%)
	Sultanate of Oman	4.750%	6/15/26	48,550	47,716
	Sultanate of Oman	6.750%	10/28/27	6,646	6,920
	Sultanate of Oman	6.500%	3/8/47	4,186	4,227
	Sultanate of Oman	6.750%	1/17/48	36,734	37,482
					96,345
Pakistan (0.4%)
	Islamic Republic of Pakistan	8.875%	4/8/51	15,946	12,050
Panama (1.6%)
[8]	Republic of Panama	4.300%	4/29/53	19,218	12,363
[8]	Republic of Panama	3.870%	7/23/60	67,399	38,729
					51,092
Paraguay (1.9%)
	Republic of Paraguay	5.000%	4/15/26	8,953	8,849
	Republic of Paraguay	4.700%	3/27/27	16,244	15,832
[8]	Republic of Paraguay	4.950%	4/28/31	36,067	34,798
					59,479
Peru (3.0%)
	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	1,903	1,704
	Republic of Peru	2.783%	1/23/31	107,643	92,385
					94,089
Poland (1.0%)
[7]	Republic of Poland	2.750%	5/25/32	1,000	1,028
[7]	Republic of Poland	3.875%	2/14/33	7,493	8,347
[7]	Republic of Poland	4.250%	2/14/43	7,200	8,053
[7]	Republic of Poland	4.125%	1/11/44	7,000	7,688
	Republic of Poland	5.500%	3/18/54	6,850	6,798
					31,914
Romania (3.7%)
[7]	Romania	6.625%	9/27/29	8,750	10,200
[7]	Romania	1.375%	12/2/29	14,403	12,915
[7]	Romania	1.750%	7/13/30	78,171	69,211
[5,7]	Romania	5.375%	3/22/31	20,980	22,753
[7]	Romania	2.000%	1/28/32	2,808	2,405
					117,484
Russia (0.2%)
[7,9]	Russian Federation	2.650%	5/27/36	11,900	6,419
Saudi Arabia (3.7%)
	Kingdom of Saudi Arabia	3.250%	11/17/51	18,626	12,488
	Kingdom of Saudi Arabia	5.000%	1/18/53	26,321	23,571
[5]	Kingdom of Saudi Arabia	5.750%	1/16/54	73,000	72,203
	Kingdom of Saudi Arabia	5.750%	1/16/54	11,292	11,170
					119,432
Senegal (0.9%)
[8]	Republic of Senegal	6.250%	5/23/33	12,786	10,914
[7,8]	Republic of Senegal	5.375%	6/8/37	2,946	2,301
[8]	Republic of Senegal	6.750%	3/13/48	22,795	16,926
					30,141
South Africa (3.8%)
	Republic of South Africa	4.850%	9/30/29	12,234	10,970
[16]	Republic of South Africa	8.875%	2/28/35	517,478	21,759
[16]	Republic of South Africa	8.500%	1/31/37	318,850	12,403
9

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of South Africa	5.650%	9/27/47	13,502	9,791
	Republic of South Africa	5.750%	9/30/49	75,138	54,490
[16]	Republic of South Africa	11.625%	3/31/53	266,905	12,702
					122,115
Sri Lanka (0.8%)
[9]	Republic of Sri Lanka	6.125%	6/3/25	8,504	5,100
[9]	Republic of Sri Lanka	6.825%	7/18/26	12,679	7,587
[9]	Republic of Sri Lanka	6.750%	4/18/28	5,319	3,140
[9]	Republic of Sri Lanka	7.850%	3/14/29	14,755	8,705
[9]	Republic of Sri Lanka	7.550%	3/28/30	1,686	991
					25,523
Supranational (0.4%)
	Banque Ouest Africaine de Developpement	4.700%	10/22/31	13,800	11,919
Trinidad & Tobago (0.2%)
[5]	Republic of Trinidad & Tobago	5.950%	1/14/31	7,205	7,227
Tunisia (0.2%)
	Tunisian Republic	5.750%	1/30/25	6,535	6,168
Turkey (3.0%)
[17]	Republic of Turkey	26.200%	10/5/33	234,862	7,519
	Republic of Turkey	7.625%	5/15/34	5,070	5,090
	Republic of Turkey	5.750%	5/11/47	37,510	28,508
	Republic of Turkiye	9.375%	3/14/29	5,100	5,546
[7]	Republic of Turkiye	5.875%	5/21/30	27,710	29,807
	Republic of Turkiye	4.875%	4/16/43	26,220	18,397
					94,867
Ukraine (1.0%)
[9]	Ukraine	7.750%	9/1/25	11,800	4,367
[9]	Ukraine	7.750%	9/1/26	18,898	6,785
[9]	Ukraine	7.750%	9/1/27	22,715	7,630
[9]	Ukraine	7.750%	9/1/28	19,305	6,352
[9]	Ukraine	7.750%	9/1/29	1,000	326
[9]	Ukraine	9.750%	11/1/30	2,160	760
[9]	Ukraine	6.876%	5/21/31	5,900	1,735
[9]	Ukraine	7.375%	9/25/34	4,700	1,377
[9]	Ukraine	7.253%	3/15/35	8,200	2,395
[8]	Ukreximbank Via Biz Finance plc	9.750%	1/22/25	25	24
					31,751
Uzbekistan (1.8%)
[5]	Republic of Uzbekistan	7.850%	10/12/28	10,210	10,684
	Republic of Uzbekistan	7.850%	10/12/28	5,934	6,203
	Republic of Uzbekistan	5.375%	2/20/29	26,566	25,051
	Uzbekneftegaz JSC	4.750%	11/16/28	19,561	16,419
					58,357
Venezuela (0.0%)
[9]	Republic of Venezuela	11.750%	10/21/26	640	116
[9]	Republic of Venezuela	7.000%	3/31/38	1,500	220
					336
Vietnam (0.4%)
	Socialist Republic of Vietnam	4.800%	11/19/24	12,500	12,419
Total Sovereign Bonds (Cost $2,339,798)					2,319,709
10

Emerging Markets Bond Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (6.2%)
Money Market Fund (6.2%)
[18]	Vanguard Market Liquidity Fund (Cost $197,329)	5.407%	1,973,681	197,328
	Counterparty	Expiration Date	Exercise Price	Notional Value ($000)
Options Purchased (0.0%)
Foreign Currency Options (0.0%)
Call Options
USD	HSBC	6/17/24	MXN 17.535	138,511	751
Total Options Purchased (Cost $1,074)					751
Total Investments (98.8%) (Cost $3,188,753)					3,147,674
Other Assets and Liabilities—Net (1.2%)					36,650
Net Assets (100.0%)					3,184,324
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $3,041,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $7,247,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $4,506,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	Guaranteed by the Republic of Azerbaijan.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate value was $449,269,000, representing 14.1% of net assets.
6	Guaranteed by the Republic of Chile.
7	Face amount denominated in euro.
8	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
9	Non-income-producing security—security in default.
10	Step bond.
11	Face amount denominated in Colombian peso.
12	Face amount denominated in Egyptian pound.
13	Face amount denominated in Indonesian rupiah.
14	Face amount denominated in Kazakhstan tenge.
15	Face amount denominated in Mexican pesos.
16	Face amount denominated in South African rand.
17	Face amount denominated in Turkish lira.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
HSBC—HSBC Bank USA, N.A.
USD—U.S. dollar.
MXN—Mexican peso.
11

Emerging Markets Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2024	3,289	364,411	852
5-Year U.S. Treasury Note	June 2024	414	44,304	48
				900
Short Futures Contracts
2-Year U.S. Treasury Note	June 2024	(1,785)	(365,005)	222
Euro-Bobl	June 2024	(124)	(15,819)	(77)
Euro-Bund	June 2024	(381)	(54,825)	(592)
Euro-Buxl	June 2024	(37)	(5,421)	(102)
Ultra 10-Year U.S. Treasury Note	June 2024	(1,168)	(133,864)	(654)
Ultra Long U.S. Treasury Bond	June 2024	(143)	(18,447)	29
				(1,174)
				(274)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
UBS AG	6/20/24	CHF	37,003	USD	42,363	—	(963)
Morgan Stanley Capital Services Inc.	6/21/24	CLP	27,750,609	USD	29,534	—	(1,269)
Bank of America, N.A.	6/20/24	HUF	260,495	USD	717	—	(7)
Barclays Bank plc	6/20/24	INR	1,191,229	USD	14,337	—	(87)
JPMorgan Chase Bank, N.A.	6/20/24	JPY	1,149,088	USD	7,843	—	(157)
State Street Bank & Trust Co.	6/20/24	KRW	29,727,171	USD	22,454	—	(332)
HSBC Bank plc	6/20/24	MXN	422,033	USD	24,912	152	—
State Street Bank & Trust Co.	6/20/24	USD	68,387	COP	269,461,179	—	(400)
JPMorgan Chase Bank, N.A.	6/20/24	USD	17,355	CZK	400,970	258	—
JPMorgan Chase Bank, N.A.	3/12/25	USD	8,797	EGP	510,241	—	(796)
BNP Paribas	6/20/24	USD	262,872	EUR	240,374	2,692	—
State Street Bank & Trust Co.	6/20/24	USD	27,931	EUR	25,663	153	—
State Street Bank & Trust Co.	6/20/24	USD	44,179	IDR	691,758,321	694	—
State Street Bank & Trust Co.	6/20/24	USD	16,048	JPY	2,401,778	—	(16)
Royal Bank of Canada	6/20/24	USD	62,449	MXN	1,056,146	—	(274)
BNP Paribas	6/20/24	USD	15,668	THB	566,390	40	—
12

Emerging Markets Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
HSBC Bank plc	6/20/24	USD	14,973	THB	532,847	272	—
Barclays Bank plc	6/20/24	USD	51,277	ZAR	964,227	708	—
						4,969	(4,301)
CHF—Swiss franc.
CLP—Chilean peso.
COP—Colombian peso.
CZK—Czech koruna.
EGP—Egypt pound.
EUR—euro.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
THB—Thai baht.
USD—U.S. dollar.
ZAR—South African rand.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Petroleos Mexicanos/B3	6/21/24	BANA	19,740	1.000	(28)	(104)	76	—
Republic of Indonesia/Baa2	6/21/29	MSCS	5,725	1.000	73	74	—	(1)
Republic of Mexico/Baa2	6/21/29	BANA	7,820	1.000	31	27	4	—
					76	(3)	80	(1)
Credit Protection Purchased
Federal Republic of Brazil	6/21/29	BARC	19,160	(1.000)	316	346	—	(30)
Petroleos Mexicanos	12/22/26	BARC	15,300	(1.000)	1,139	868	271	—
Republic of Colombia	6/21/29	MSCS	16,050	(1.000)	520	554	—	(34)
13

Emerging Markets Bond Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Republic of Malaysia	6/21/29	GSI	7,430	(1.000)	(202)	(205)	3	—
Republic of Turkiye	6/21/29	BARC	19,710	(1.000)	1,739	1,936	—	(197)
					3,512	3,499	274	(261)
					3,588	3,496	354	(262)
1 Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At March 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $7,306,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
7/24/25	7/24/24[1]	62,985,890[2]	0.000[3]	(7.270)[4]	(494)	(521)
5/31/29	N/A	187,177[5]	8.690[6]	(0.000)[7]	(61)	(61)
					(555)	(582)
1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Notional amount denominated in Hungarian forint.
3	Based on Budapest Interbank Offered Rate as of the most recent reset date. Interest payment received/paid semiannually.
4	Interest payment received/paid at maturity.
5	Notional amount denominated in Mexican peso.
6	Interest payment received/paid every 28 days.
7	Based on 28-day Mexican Interbank Rate (TIIE) as of the most recent reset date. Interest payment received/paid every 28 days.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Emerging Markets Bond Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,991,424)	2,950,346
Affiliated Issuers (Cost $197,329)	197,328
Total Investments in Securities	3,147,674
Investment in Vanguard	92
Cash	81
Foreign Currency, at Value (Cost $2,084)	2,180
Receivables for Investment Securities Sold	9,021
Receivables for Accrued Income	49,062
Receivables for Capital Shares Issued	4,392
Swap Premiums Paid	3,805
Variation Margin Receivable—Centrally Cleared Swap Contracts	331
Unrealized Appreciation—Forward Currency Contracts	4,969
Unrealized Appreciation—Over-the-Counter Swap Contracts	354
Total Assets	3,221,961
Liabilities
Payables for Investment Securities Purchased	23,475
Payables for Capital Shares Redeemed	6,521
Payables for Distributions	2,085
Payables to Vanguard	566
Swap Premiums Received	309
Variation Margin Payable—Futures Contracts	118
Unrealized Depreciation—Forward Currency Contracts	4,301
Unrealized Depreciation—Over-the-Counter Swap Contracts	262
Total Liabilities	37,637
Net Assets	3,184,324
15

Emerging Markets Bond Fund
Statement of Assets and Liabilities (continued)
At March 31, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	3,550,547
Total Distributable Earnings (Loss)	(366,223)
Net Assets	3,184,324

Investor Shares—Net Assets
Applicable to 22,770,678 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	229,056
Net Asset Value Per Share—Investor Shares	$10.06

Admiral Shares—Net Assets
Applicable to 126,285,838 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,955,268
Net Asset Value Per Share—Admiral Shares	$23.40

See accompanying Notes, which are an integral part of the Financial Statements.
16

Emerging Markets Bond Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Interest[1,2]	113,064
Total Income	113,064
Expenses
The Vanguard Group—Note B
Investment Advisory Services	181
Management and Administrative—Investor Shares	517
Management and Administrative—Admiral Shares	4,982
Marketing and Distribution—Investor Shares	9
Marketing and Distribution—Admiral Shares	72
Custodian Fees	92
Shareholders’ Reports—Investor Shares	10
Shareholders’ Reports—Admiral Shares	51
Trustees’ Fees and Expenses	1
Other Expenses	14
Total Expenses	5,929
Expenses Paid Indirectly	(32)
Net Expenses	5,897
Net Investment Income	107,167
Realized Net Gain (Loss)
Investment Securities Sold[1,3]	(55,513)
Futures Contracts	10,602
Options Purchased	(2,459)
Options Written	823
Swap Contracts	(2,110)
Forward Currency Contracts	(12,234)
Foreign Currencies	(724)
Realized Net Gain (Loss)	(61,615)
17

Emerging Markets Bond Fund
Statement of Operations (continued)
Six Months Ended March 31, 2024
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	281,134
Futures Contracts	2,443
Options Purchased	(988)
Options Written	246
Swap Contracts	(708)
Forward Currency Contracts	(5,921)
Foreign Currencies	807
Change in Unrealized Appreciation (Depreciation)	277,013
Net Increase (Decrease) in Net Assets Resulting from Operations	322,565
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,881,000, $13,000, $1,000, and ($26,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $168,000.
3	Realized gain (loss) is net of foreign capital gain taxes of $105,000.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Emerging Markets Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	107,167	156,158
Realized Net Gain (Loss)	(61,615)	(140,419)
Change in Unrealized Appreciation (Depreciation)	277,013	275,317
Net Increase (Decrease) in Net Assets Resulting from Operations	322,565	291,056
Distributions
Investor Shares	(7,610)	(12,704)
Admiral Shares	(102,887)	(154,393)
Total Distributions	(110,497)	(167,097)
Capital Share Transactions
Investor Shares	21,475	11,880
Admiral Shares	266,631	488,748
Net Increase (Decrease) from Capital Share Transactions	288,106	500,628
Total Increase (Decrease)	500,174	624,587
Net Assets
Beginning of Period	2,684,150	2,059,563
End of Period	3,184,324	2,684,150

See accompanying Notes, which are an integral part of the Financial Statements.
19

Emerging Markets Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.34	$8.74	$11.88	$11.73	$11.19	$10.36
Investment Operations
Net Investment Income[1]	.355	.594	.470	.386	.495	.524
Net Realized and Unrealized Gain (Loss) on Investments	.732	.644	(2.929)	.304	.655	.826
Total from Investment Operations	1.087	1.238	(2.459)	.690	1.150	1.350
Distributions
Dividends from Net Investment Income	(.367)	(.638)	(.488)	(.391)	(.400)	(.520)
Distributions from Realized Capital Gains	—	—	(.193)	(.149)	(.210)	—
Total Distributions	(.367)	(.638)	(.681)	(.540)	(.610)	(.520)
Net Asset Value, End of Period	$10.06	$9.34	$8.74	$11.88	$11.73	$11.19
Total Return[2]	11.83%	14.30%	-21.51%	5.91%	10.67%	13.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$229	$193	$170	$348	$129	$64
Ratio of Total Expenses to Average Net Assets	0.55%[3]	0.55%[3]	0.55%[3]	0.55%	0.60%	0.60%
Ratio of Net Investment Income to Average Net Assets	7.32%	6.28%	4.44%	3.21%	4.40%	4.73%
Portfolio Turnover Rate	63%	121%	168%	186%	266%	272%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.55%.

See accompanying Notes, which are an integral part of the Financial Statements.
20

Emerging Markets Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$21.72	$20.33	$27.64	$27.30	$26.03	$24.11
Investment Operations
Net Investment Income[1]	.844	1.431	1.160	.942	1.192	1.228
Net Realized and Unrealized Gain (Loss) on Investments	1.706	1.477	(6.844)	.695	1.535	1.940
Total from Investment Operations	2.550	2.908	(5.684)	1.637	2.727	3.168
Distributions
Dividends from Net Investment Income	(.870)	(1.518)	(1.176)	(.950)	(.969)	(1.248)
Distributions from Realized Capital Gains	—	—	(.450)	(.347)	(.488)	—
Total Distributions	(.870)	(1.518)	(1.626)	(1.297)	(1.457)	(1.248)
Net Asset Value, End of Period	$23.40	$21.72	$20.33	$27.64	$27.30	$26.03
Total Return[2]	11.94%	14.45%	-21.39%	6.03%	10.89%	13.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,955	$2,491	$1,890	$2,182	$854	$306
Ratio of Total Expenses to Average Net Assets	0.40%[3]	0.40%[3]	0.40%[3]	0.40%	0.45%	0.45%
Ratio of Net Investment Income to Average Net Assets	7.47%	6.49%	4.81%	3.37%	4.54%	4.88%
Portfolio Turnover Rate	63%	121%	168%	186%	266%	272%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.40%.

See accompanying Notes, which are an integral part of the Financial Statements.
21

Emerging Markets Bond Fund
Notes to Financial Statements
Vanguard Emerging Markets Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Options: The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
22

Emerging Markets Bond Fund
Options contracts on foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2024, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2024, the fund’s average investments in long and short futures contracts represented 30% and 15% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell
23

Emerging Markets Bond Fund
or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2024, the fund’s average investment in forward currency contracts represented 26% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the
24

Emerging Markets Bond Fund
fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2024, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 2% and 4% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 10% of net assets, based on the average of notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,
25

Emerging Markets Bond Fund
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in
26

Emerging Markets Bond Fund
Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2024, the fund had contributed to Vanguard capital in the amount of $92,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended March 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $32,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Emerging Markets Bond Fund
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	94,014	—	94,014
Corporate Bonds	—	535,872	—	535,872
Sovereign Bonds	—	2,319,709	—	2,319,709
Temporary Cash Investments	197,328	—	—	197,328
Options Purchased	—	751	—	751
Total	197,328	2,950,346	—	3,147,674
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,151	—	—	1,151
Forward Currency Contracts	—	4,969	—	4,969
Swap Contracts	—	354	—	354
Total	1,151	5,323	—	6,474
Liabilities
Futures Contracts[1]	1,425	—	—	1,425
Forward Currency Contracts	—	4,301	—	4,301
Swap Contracts	582[1]	262	—	844
Total	2,007	4,563	—	6,570
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At March 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Secuties, at Value—Unaffiliated Issuers (Options Purchased)	—	751	—	751
Swap Premiums Paid	—	—	3,805	3,805
Unrealized Appreciation—Futures Contracts[1]	1,151	—	—	1,151
Unrealized Appreciation—Forward Currency Contracts	—	4,969	—	4,969
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	354	354
Total Assets	1,151	5,720	4,159	11,030

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Emerging Markets Bond Fund
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Received	—	—	309	309
Unrealized Depreciation—Futures Contracts[1]	1,425	—	—	1,425
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	582	—	—	582
Unrealized Depreciation—Forward Currency Contracts	—	4,301	—	4,301
Unrealized Depreciation— Over-the-Counter Swap Contracts	—	—	262	262
Total Liabilities	2,007	4,301	571	6,879
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	10,602	—	—	10,602
Options Purchased	—	(2,459)	—	(2,459)
Options Written	—	823	—	823
Swap Contracts	1,119	—	(3,229)	(2,110)
Forward Currency Contracts	—	(12,234)	—	(12,234)
Realized Net Gain (Loss) on Derivatives	11,721	(13,870)	(3,229)	(5,378)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	2,443	—	—	2,443
Options Purchased	—	(988)	—	(988)
Options Written	—	246	—	246
Swap Contracts	(1,597)	—	889	(708)
Forward Currency Contracts	—	(5,921)	—	(5,921)
Change in Unrealized Appreciation (Depreciation) on Derivatives	846	(6,663)	889	(4,928)
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Emerging Markets Bond Fund
F.	As of March 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,177,125
Gross Unrealized Appreciation	125,805
Gross Unrealized Depreciation	(151,856)
Net Unrealized Appreciation (Depreciation)	(26,051)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2023, the fund had available capital losses totaling $335,457,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended March 31, 2024, the fund purchased $1,800,272,000 of investment securities and sold $1,598,464,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $112,529,000 and $85,790,000, respectively.
H.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	81,648	8,392	191,927	20,270
Issued in Lieu of Cash Distributions	6,602	677	11,397	1,205
Redeemed	(66,775)	(6,976)	(191,444)	(20,241)
Net Increase (Decrease)—Investor Shares	21,475	2,093	11,880	1,234
Admiral Shares
Issued	569,621	25,206	1,165,057	52,664
Issued in Lieu of Cash Distributions	88,695	3,913	134,961	6,130
Redeemed	(391,685)	(17,503)	(811,270)	(37,059)
Net Increase (Decrease)—Admiral Shares	266,631	11,616	488,748	21,735
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
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Emerging Markets Bond Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At March 31, 2024, one shareholder was a record or beneficial owner of 40% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.
31

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Emerging Markets Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2016; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered performance of the fund since its inception in 2016, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
32

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
33

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Emerging Markets Bond Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q14312 052024

Semiannual Report  |  March 31, 2024
Vanguard Institutional Bond Funds
Vanguard Institutional Short-Term Bond Fund
Vanguard Institutional Intermediate-Term Bond Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2024
	Beginning Account Value 9/30/2023	Ending Account Value 3/31/2024	Expenses Paid During Period
Based on Actual Fund Return
Institutional Short-Term Bond Fund	$1,000.00	$1,036.00	$0.10
Institutional Intermediate-Term Bond Fund	$1,000.00	$1,048.80	$0.10
Based on Hypothetical 5% Yearly Return
Institutional Short-Term Bond Fund	$1,000.00	$1,024.90	$0.10
Institutional Intermediate-Term Bond Fund	$1,000.00	$1,024.90	$0.10
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratio for that period are 0.02% for Institutional Short-Term Bond Fund and 0.02% for Institutional Intermediate-Term Bond Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Institutional Short-Term Bond Fund
Fund Allocation
As of March 31, 2024
Asset-Backed/Commercial Mortgage-Backed Securities	37.3%
Corporate Bonds	34.0
Sovereign Bonds	2.2
Taxable Municipal Bonds	1.3
U.S. Government and Agency Obligations	25.2
The table reflects the fund’s investments, except for temporary cash investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Institutional Short-Term Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (25.0%)
U.S. Government Securities (25.0%)
[1]	United States Treasury Note/Bond	2.625%	4/15/25	75,000	73,195
	United States Treasury Note/Bond	0.250%	5/31/25	150,000	142,031
	United States Treasury Note/Bond	4.250%	5/31/25	219,000	217,187
	United States Treasury Note/Bond	2.875%	6/15/25	123,266	120,261
	United States Treasury Note/Bond	0.250%	6/30/25	15,500	14,631
	United States Treasury Note/Bond	4.625%	6/30/25	15,000	14,944
	United States Treasury Note/Bond	4.750%	7/31/25	120,903	120,676
	United States Treasury Note/Bond	0.250%	8/31/25	20,000	18,750
	United States Treasury Note/Bond	5.000%	8/31/25	131,511	131,778
	United States Treasury Note/Bond	4.250%	10/15/25	50,000	49,586
	United States Treasury Note/Bond	5.000%	10/31/25	95,000	95,267
	United States Treasury Note/Bond	4.500%	11/15/25	25,000	24,887
	United States Treasury Note/Bond	4.875%	11/30/25	25,000	25,039
	United States Treasury Note/Bond	4.000%	12/15/25	25,000	24,691
	United States Treasury Note/Bond	4.250%	12/31/25	186,730	185,213
	United States Treasury Note/Bond	4.250%	1/31/26	5,000	4,961
	United States Treasury Note/Bond	2.500%	2/28/26	45,000	43,221
	United States Treasury Note/Bond	4.625%	2/28/26	20,000	19,984
	United States Treasury Note/Bond	2.250%	3/31/26	45,000	42,961
	United States Treasury Note/Bond	0.750%	5/31/26	130,000	119,763
	United States Treasury Note/Bond	1.375%	10/31/28	20,261	17,849
Total U.S. Government and Agency Obligations (Cost $1,511,094)					1,506,875
Asset-Backed/Commercial Mortgage-Backed Securities (37.1%)
[2]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	5,930	5,767
[2]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	13,520	13,592
[2]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	2,900	2,916
[2]	Ally Auto Receivables Trust Series 2024-1	4.940%	10/15/29	2,380	2,380
[2]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	30,860	30,795
[2]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	29,220	29,250
[2]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	19,210	19,517
[2,3]	ARI Fleet Lease Trust Series 2022-A	3.120%	1/15/31	2,067	2,054
[2,3]	ARI Fleet Lease Trust Series 2022-A	3.430%	1/15/31	4,150	4,067
[2,3]	Aventura Mall Trust Series 2018-AVM	4.112%	7/5/40	1,860	1,761
[2,3]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	12,800	12,981

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	4,500	4,581
[2,3]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	11,410	11,767
[2,3]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/30	15,890	15,969
[2,3]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/30	6,180	6,175
[2]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	27,460	27,332
[2]	BA Credit Card Trust Series 2023-A2	4.980%	11/15/28	26,600	26,664
[2]	BANK Series 2017-BNK6	3.254%	7/15/60	440	416
[2]	BANK Series 2017-BNK6	3.518%	7/15/60	420	397
[2]	BANK Series 2017-BNK7	3.435%	9/15/60	280	264
[2]	BANK Series 2017-BNK8	3.488%	11/15/50	1,120	1,032
[2]	BANK Series 2018-BNK10	3.641%	2/15/61	295	287
[2]	BANK Series 2019-BNK16	4.005%	2/15/52	520	494
[2]	BANK Series 2019-BNK19	3.183%	8/15/61	470	413
[2]	BANK Series 2019-BNK20	3.011%	9/15/62	100	89
[2]	BANK Series 2019-BNK23	2.920%	12/15/52	1,090	973
[2]	BANK Series 2020-BNK30	1.673%	12/15/53	700	626
[2]	BANK Series 2023-5YR3	6.724%	9/15/56	600	636
[2,3]	Bank of America Auto Trust Series 2023-1A	5.530%	2/15/28	7,930	7,968
[2,3]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	5,940	5,978
[2,3]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/29	5,590	5,675
[2]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	160	152
[2]	BBCMS Mortgage Trust Series 2022-C16	4.021%	6/15/55	651	638
[2]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/56	290	308
[2]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	1,470	1,523
[2]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	940	880
[2]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/52	400	381
[2]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	1,000	889
[2]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	600	539
[2]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/56	1,490	1,557
[2]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/29	1,700	1,759
[2]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	2,160	2,216
[2]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	12,300	12,445
[2]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	14,200	13,772
[2]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/28	10,770	10,814
[2]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	3,480	3,506
[2,3]	BPR Trust Series 2023-BRK2	6.899%	11/5/28	1,300	1,350
[2,3]	BX Trust Series 2019-OC11	3.202%	12/9/41	390	347
[2]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	13,103	12,254
[2]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	9,450	9,332
[2]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	14,330	13,893
[2]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	21,340	21,207
[2]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	9,940	9,850
[2]	Capital One Prime Auto Receivables Trust Series 2023-2	5.820%	6/15/28	19,200	19,473
[2]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/28	12,700	12,956
[2]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	18,560	17,439
[2]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	11,400	11,074
[2]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	6,020	5,954
[2]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/28	12,360	12,322
[2]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	3,280	3,269
[2]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	10,830	10,849
[2]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	8,230	8,265

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	12,300	12,636
[2]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	3,700	3,691
[2]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	1,650	1,646
[2]	Carvana Auto Receivables Trust Series 2020-P1	0.610%	10/8/26	2,896	2,827
[2]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	6,459	6,259
[2]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	5,590	5,181
[2]	Carvana Auto Receivables Trust Series 2022-P1	3.350%	2/10/27	12,287	12,094
[2,3]	CCG Receivables Trust Series 2023-2	6.280%	4/14/32	5,380	5,440
[2]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	540	498
[2]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	4,708	4,382
[2]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	250	228
[2]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	1,482	1,401
[2]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	472	451
[2,3]	Chase Auto Owner Trust Series 2024-1A	5.130%	5/25/29	6,380	6,388
[2,3]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/29	3,990	4,001
[2]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	27,500	27,388
[2,3]	Chesapeake Funding II LLC Series 2020-1A	0.870%	8/15/32	371	370
[2]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	306	306
[2]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	850	824
[2]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	4,800	4,653
[2]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	570	545
[2]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	520	490
[2]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	800	748
[2]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	230	221
[2,3]	Citizens Auto Receivables Trust Series 2023-1	5.840%	1/18/28	15,560	15,692
[2,3]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	10,940	11,099
[2,3]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	2,690	2,680
[2]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	9,390	8,947
[2]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	10,540	10,356
[2]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	5,460	5,305
[2]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	8,510	8,454
[2]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	3,090	3,061
[2]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	19,280	19,495
[2]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	3,840	3,815
[2]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	1,500	1,457
[2]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	900	847
[2]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	1,240	1,151
[2]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	740	689
[2,3]	Dell Equipment Finance Trust Series 2023-1	5.650%	9/22/28	10,810	10,834
[2]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/28	28,960	28,548
[2]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	37,090	37,018
[2,3]	DLLAA LLC Series 2023-1A	5.640%	2/22/28	7,490	7,564
[2,3]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	4,240	4,299
[2,3]	DLLST LLC Series 2024-1A	4.930%	4/22/30	1,480	1,468
[2,3,4]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	6.235%	10/25/56	212	210
[2,3]	Enterprise Fleet Financing LLC Series 2021-3	0.770%	8/20/27	2,728	2,681
[2,3]	Enterprise Fleet Financing LLC Series 2023-3	6.410%	6/20/30	4,370	4,533
[2,3]	Enterprise Fleet Financing LLC Series 2024-1	5.160%	9/20/30	4,880	4,867
[2]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	13,000	13,155
[2]	First National Master Note Trust Series 2023-1	5.130%	4/15/29	9,630	9,593
[2]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	5,450	5,521
[2]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/56	300	305
[2]	Ford Credit Auto Lease Trust Series 2024-A	5.050%	6/15/27	2,710	2,700
[2,3]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	17,480	16,914
[2]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	18,150	17,183

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	8,900	8,711
[2]	Ford Credit Auto Owner Trust Series 2022-D	5.300%	3/15/28	8,570	8,598
[2,3]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	24,530	24,390
[2,3]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	22,430	22,695
[2]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	18,480	18,285
[2]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	16,610	16,642
[2]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	4,850	4,851
[2]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	9,440	9,566
[2,3]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/36	14,230	14,201
[2]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/29	4,700	4,710
[2,3]	Ford Credit Floorplan Master Owner Trust A Series 2023-1	4.920%	5/15/28	26,120	25,991
[2]	GM Financial Automobile Leasing Trust Series 2023-2	5.090%	5/20/27	3,750	3,738
[2]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	7,000	6,555
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	13,020	12,208
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	13,910	13,399
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	8,270	8,214
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	7,100	7,041
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	3,330	3,294
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	12,085	11,893
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	12,510	12,565
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	6,970	7,015
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	8,000	8,117
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	3,040	3,037
[2,3]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	15,710	15,797
[2,3]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	17,210	17,767
[2,3]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/36	7,900	7,933
[2,3]	GMF Floorplan Owner Revolving Trust Series 2023-1	5.340%	6/15/28	14,830	14,902
[2,3]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/15/30	10,480	10,622
[2,3]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.130%	3/15/29	17,420	17,463
[2,3]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/17/31	16,400	16,489
[2,3]	Golden Credit Card Trust Series 2021-1A	1.140%	8/15/28	12,890	11,750
[2,3]	GreatAmerica Leasing Receivables Series 2024-1	4.980%	1/18/28	8,960	8,917
[2,3]	GreatAmerica Leasing Receivables Series 2024-1	5.080%	12/16/30	3,350	3,336
[2,3]	GreenState Auto Receivables Trust Series 2024-1A	5.190%	1/16/29	7,740	7,710
[2]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	3,651	3,539
[2]	GS Mortgage Securities Trust Series 2015-GS1	3.470%	11/10/48	4,800	4,641
[2]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/51	250	234
[2]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	500	445
[2]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	1,360	1,082
[2]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	11,160	10,779
[2]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	7,010	7,122
[2,3]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	6,992	6,403
[2,3]	Hertz Vehicle Financing III LLC Series 2022-1A	1.990%	6/25/26	12,330	11,889
[2,3]	Hertz Vehicle Financing III LLC Series 2023-3A	5.940%	2/25/28	8,200	8,321
[2]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	6,080	5,927

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	14,270	14,239
[2]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	14,480	14,438
[2]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	6,950	6,916
[2]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	8,750	8,808
[2]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/30	12,180	12,240
[2,3]	Hyundai Auto Lease Securitization Trust Series 2023-C	5.840%	9/15/27	4,710	4,758
[2,3]	Hyundai Auto Lease Securitization Trust Series 2024-A	5.070%	2/15/28	2,920	2,907
[2]	Hyundai Auto Receivables Trust Series 2022-A	2.350%	4/17/28	14,750	14,057
[2]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	11,190	11,021
[2]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	10,930	11,002
[2]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	3,480	3,513
[2]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	6,980	7,090
[2]	Hyundai Auto Receivables Trust Series 2024-A	4.920%	1/15/31	4,840	4,825
[2]	John Deere Owner Trust Series 2022-A	2.490%	1/16/29	10,535	10,101
[2]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	8,660	8,662
[2]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	4,770	4,766
[2]	John Deere Owner Trust Series 2023-C	5.390%	8/15/30	8,460	8,544
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	900	841
[2]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	107	107
[2]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	1,654	1,623
[2]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	300	286
[2]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	230	217
[2,3]	Kubota Credit Owner Trust Series 2022-1A	2.780%	2/15/28	10,320	9,823
[2,3]	Kubota Credit Owner Trust Series 2023-1A	5.070%	2/15/29	4,560	4,542
[2,3]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/28	7,440	7,455
[2,3]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	3,450	3,457
[2,3]	Kubota Credit Owner Trust Series 2024-1A	5.190%	7/17/28	5,960	5,956
[2,3]	Kubota Credit Owner Trust Series 2024-1A	5.200%	1/15/30	4,150	4,155
[2,3]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	5,010	5,008
[2,3]	M&T Bank Auto Receivables Trust Series 2024-1A	5.220%	2/17/32	6,570	6,570
[2]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/29	13,110	12,987
[2]	Mercedes-Benz Auto Receivables Trust Series 2022-1	5.250%	2/15/29	7,500	7,523
[2]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	7,190	7,072
[2,3]	MMAF Equipment Finance LLC Series 2020-A	0.970%	4/9/27	14,549	13,905
[2,3]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	8,340	7,959
[2,3]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/31	4,140	4,126
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	1,690	1,656
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	1,450	1,412
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.479%	5/15/48	3,942	3,842
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	200	194
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.473%	12/15/47	4,502	4,404
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	460	428
[2]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	136	131
[2]	Morgan Stanley Capital I Trust Series 2015-MS1	3.510%	5/15/48	4,390	4,271
[2]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	900	859
[2]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	350	339

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3,4]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	7.019%	3/15/72	2,284	2,304
[2,3]	Navistar Financial Dealer Note Master Owner Trust II Series 2023-1	6.180%	8/25/28	6,700	6,752
[2]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/28	2,270	2,259
[2]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/27	22,460	22,359
[2]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	8,390	8,343
[2,3]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	4,440	4,445
[2,3]	PFS Financing Corp. Series 2023-C	5.520%	10/15/28	7,230	7,294
[2,3]	PFS Financing Corp. Series 2024-B	4.950%	2/15/29	35,950	35,819
[2,3]	Porsche Financial Auto Securitization Trust Series 2023-1A	4.720%	6/23/31	6,550	6,493
[2,3]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/31	7,430	7,563
[2,3]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	3,995	3,761
[2,3]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	3,892	3,794
[2,3]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	5,110	4,706
[2,3,5]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/41	4,430	4,052
[2,3]	RESIMAC Premier Series 2020-1A	1.274%	2/7/52	368	366
[2]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	4,400	4,463
[2,3]	SBNA Auto Lease Trust Series 2023-A	6.520%	4/20/28	8,750	8,967
[2,3]	SBNA Auto Lease Trust Series 2024-A	5.240%	1/22/29	6,270	6,256
[2,3]	SBNA Auto Receivables Trust Series 2024-A	5.320%	12/15/28	5,940	5,933
[2,3]	SBNA Auto Receivables Trust Series 2024-A	5.210%	4/16/29	3,110	3,108
[2,3]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	1,870	1,878
[2,3]	SCOTT Trust Series 2023-SFS	5.910%	3/15/40	310	312
[2,3]	SFS Auto Receivables Securitization Trust Series 2023-1A	5.470%	12/20/29	3,820	3,858
[2,3]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/31	3,040	3,026
[2,3]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	28	28
[2,3]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	159	154
[2,3]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	392	380
[2,3]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	784	761
[2,3]	SMB Private Education Loan Trust Series 2024-A	5.240%	3/15/56	9,790	9,775
[2,3]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	62	60
[2,3]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	65	63
[2]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/29	8,450	8,529
[2]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	47,910	48,621
[2]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/30	21,890	21,889
[2,3]	Tesla Auto Lease Trust Series 2023-A	5.940%	7/20/27	5,920	5,965
[2,3]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	5,540	5,610
[2,3]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	6/20/28	8,790	8,823
[2,3]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	3,150	3,172
[2,3]	T-Mobile US Trust Series 2024-1A	5.050%	9/20/29	11,230	11,228
[2,3]	Toyota Auto Loan Extended Note Trust Series 2021-1A	1.070%	2/27/34	17,950	16,629
[2,3]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	25,700	24,859
[2,3]	Toyota Auto Loan Extended Note Trust Series 2023-1A	4.930%	6/25/36	5,940	5,949
[2]	Toyota Auto Receivables Owner Trust Series 2022-A	1.540%	5/17/27	14,960	14,101
[2]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	12,010	11,553
[2]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	10,960	10,631
[2]	Toyota Auto Receivables Owner Trust Series 2022-D	5.430%	4/17/28	13,400	13,536
[2]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	7,690	7,570
[2]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	17,310	17,182
[2]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	17,330	17,152
[2]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	3,120	3,125
[2]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	2,910	2,901
[2,3]	Toyota Lease Owner Trust Series 2023-B	5.710%	12/20/27	10,400	10,493
[2,3]	Toyota Lease Owner Trust Series 2024-A	5.260%	6/20/28	6,180	6,186
[2,3]	Trafigura Securitisation Finance plc Series 2021-1A	1.080%	1/15/25	15,430	15,095

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	UBS Commercial Mortgage Trust Series 2017-C7	3.418%	12/15/50	3,765	3,550
[2]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	1,495	1,402
[2,3]	UBS-BAMLL Trust Series 2012-WRM	3.663%	6/10/30	75	69
[2]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	27,740	27,413
[2]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	22,400	22,438
[2,3]	Verizon Master Trust Series 2023-6	5.350%	9/22/31	13,080	13,330
[2]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	15,560	15,817
[2,3]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	24,290	24,271
[2]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/28	6,540	6,595
[2]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	14,850	14,829
[2]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	6,040	6,038
[2,3]	Volvo Financial Equipment LLC Series 2020-1A	0.600%	3/15/28	2,152	2,128
[2]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	700	678
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	900	867
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	520	489
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/50	190	177
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	600	568
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	1,160	1,097
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,430	1,341
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	235	224
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	261	255
[2]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	1,400	1,254
[2]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	101	101
[2]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	13,580	12,770
[2]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	14,430	13,980
[2]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	11,930	11,549
[2]	World Omni Auto Receivables Trust Series 2022-D	5.700%	2/15/29	8,200	8,309
[2]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	10,350	10,229
[2]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	5,610	5,552
[2]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	3,060	3,064
[2]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/29	6,230	6,397
[2]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	7,390	7,378
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,247,091)					2,229,247
Corporate Bonds (33.9%)
Communications (0.5%)
	Meta Platforms Inc.	3.500%	8/15/27	11,674	11,231
[3]	NTT Finance Corp.	1.162%	4/3/26	22,891	21,161
					32,392
Consumer Discretionary (1.9%)
[2]	American Honda Finance Corp.	5.800%	10/3/25	7,445	7,517
[2]	American Honda Finance Corp.	4.950%	1/9/26	6,635	6,618
[2]	American Honda Finance Corp.	5.250%	7/7/26	11,495	11,563
[3,5]	BMW US Capital LLC	4.900%	4/2/27	20,000	19,954
[3]	Mercedes-Benz Finance North America LLC	4.900%	1/9/26	40,000	39,893
[3]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	4,590	4,597
[3]	Mercedes-Benz Finance North America LLC	4.800%	1/11/27	8,685	8,652
[2,6]	Toyota Finance Australia Ltd.	4.450%	4/6/26	8,660	5,620
	Toyota Motor Credit Corp.	4.450%	5/18/26	6,215	6,155
[2]	Toyota Motor Credit Corp.	5.000%	3/19/27	4,920	4,934
					115,503
Consumer Staples (1.7%)
[2]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	22,313	21,801
[3]	Cargill Inc.	4.500%	6/24/26	3,340	3,312
	Philip Morris International Inc.	5.000%	11/17/25	20,175	20,133

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	4.875%	2/13/26	47,570	47,411
	Philip Morris International Inc.	4.750%	2/12/27	7,215	7,169
					99,826
Energy (0.5%)
[2]	BP Capital Markets America Inc.	3.119%	5/4/26	8,354	8,048
[2]	SA Global Sukuk Ltd.	0.946%	6/17/24	23,812	23,607
					31,655
Financials (25.2%)
	American Express Co.	3.950%	8/1/25	47,596	46,780
	American Express Co.	5.389%	7/28/27	15,850	15,908
	American Express Co.	5.098%	2/16/28	33,380	33,333
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	10,000	10,002
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	22,320	22,303
[2,4,6]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 0.920%	5.269%	11/4/25	5,700	3,739
	Banco Santander SA	6.527%	11/7/27	10,000	10,262
[2]	Bank of America Corp.	3.384%	4/2/26	13,795	13,491
[2]	Bank of America Corp.	1.319%	6/19/26	8,693	8,262
[2]	Bank of America Corp.	4.827%	7/22/26	44,610	44,204
[2]	Bank of America Corp.	1.197%	10/24/26	10,000	9,361
	Bank of America Corp.	5.080%	1/20/27	22,347	22,240
[2]	Bank of America Corp.	1.658%	3/11/27	20,000	18,626
[2]	Bank of America Corp.	3.419%	12/20/28	10,500	9,855
	Bank of Montreal	5.300%	6/5/26	9,000	9,024
	Bank of New York Mellon Corp.	4.414%	7/24/26	15,500	15,310
[2]	Bank of New York Mellon Corp.	1.050%	10/15/26	16,400	14,888
	Bank of New York Mellon Corp.	4.947%	4/26/27	20,000	19,916
[2]	Bank of New York Mellon Corp.	3.250%	5/16/27	3,420	3,262
[2]	Bank of New York Mellon Corp.	4.975%	3/14/30	5,600	5,602
	Bank of Nova Scotia	5.450%	6/12/25	37,680	37,706
	Bank of Nova Scotia	4.750%	2/2/26	15,000	14,893
	Bank of Nova Scotia	1.350%	6/24/26	8,125	7,487
[3]	Banque Federative du Credit Mutuel SA	5.088%	1/23/27	5,000	4,994
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	3,000	2,947
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	20,000	20,379
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	6,200	5,931
	Charles Schwab Corp.	1.150%	5/13/26	10,000	9,220
	Chubb INA Holdings Inc.	3.350%	5/3/26	6,240	6,034
[2]	Citibank NA	5.488%	12/4/26	4,000	4,043
	Commonwealth Bank of Australia	5.316%	3/13/26	5,000	5,031
[2,4,6]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.750%	5.090%	8/17/26	10,000	6,532
	Credit Suisse AG	1.250%	8/7/26	2,000	1,822
	Credit Suisse AG	5.000%	7/9/27	6,360	6,302
[3]	Danske Bank A/S	5.427%	3/1/28	5,150	5,163
[3]	F&G Global Funding	1.750%	6/30/26	2,361	2,139
[2]	Fifth Third Bank NA	3.950%	7/28/25	8,915	8,734
[2]	Goldman Sachs Bank USA	5.283%	3/18/27	25,000	24,975
	HSBC Holdings plc	2.999%	3/10/26	19,530	19,026
[2]	HSBC Holdings plc	1.645%	4/18/26	7,445	7,132
[2]	HSBC Holdings plc	2.099%	6/4/26	3,000	2,877
[2]	HSBC Holdings plc	4.292%	9/12/26	1,130	1,109
	HSBC Holdings plc	7.336%	11/3/26	10,000	10,292
	HSBC Holdings plc	5.887%	8/14/27	19,000	19,158
	HSBC Holdings plc	7.390%	11/3/28	5,425	5,770

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC USA Inc.	5.294%	3/4/27	6,380	6,417
	Intercontinental Exchange Inc.	4.000%	9/15/27	5,000	4,857
[2]	JPMorgan Chase & Co.	2.083%	4/22/26	24,280	23,400
	JPMorgan Chase & Co.	3.200%	6/15/26	10,000	9,621
	JPMorgan Chase & Co.	1.045%	11/19/26	12,980	12,106
[2]	JPMorgan Chase & Co.	3.960%	1/29/27	10,000	9,765
	JPMorgan Chase & Co.	1.040%	2/4/27	10,000	9,248
	JPMorgan Chase & Co.	1.578%	4/22/27	15,000	13,908
	JPMorgan Chase & Co.	6.070%	10/22/27	21,660	22,095
	JPMorgan Chase & Co.	5.040%	1/23/28	11,000	10,959
[2]	JPMorgan Chase & Co.	3.540%	5/1/28	15,413	14,722
	JPMorgan Chase & Co.	4.851%	7/25/28	6,728	6,672
[3]	Macquarie Bank Ltd.	5.208%	6/15/26	3,472	3,468
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	23,260	22,749
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	8,260	7,960
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	7,780	7,398
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	4,735	4,623
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	200	196
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	7,800	7,798
	Morgan Stanley	0.790%	5/30/25	16,600	16,442
[2]	Morgan Stanley	4.000%	7/23/25	24,556	24,149
	Morgan Stanley	4.679%	7/17/26	8,773	8,678
	Morgan Stanley	6.138%	10/16/26	8,000	8,091
	Morgan Stanley	5.050%	1/28/27	10,120	10,083
[2]	Morgan Stanley	1.512%	7/20/27	3,630	3,331
[2]	Morgan Stanley Bank NA	4.754%	4/21/26	11,700	11,622
[2]	Morgan Stanley Bank NA	4.952%	1/14/28	11,860	11,804
[3]	National Securities Clearing Corp.	0.750%	12/7/25	10,000	9,309
	NatWest Group plc	5.583%	3/1/28	3,400	3,418
	Northern Trust Corp.	4.000%	5/10/27	4,300	4,189
[2]	PNC Bank NA	3.250%	6/1/25	8,470	8,256
	PNC Financial Services Group Inc.	5.812%	6/12/26	35,810	35,934
	PNC Financial Services Group Inc.	1.150%	8/13/26	1,300	1,184
	PNC Financial Services Group Inc.	4.758%	1/26/27	10,000	9,909
	PNC Financial Services Group Inc.	3.150%	5/19/27	3,100	2,935
	PNC Financial Services Group Inc.	6.615%	10/20/27	22,760	23,423
	PNC Financial Services Group Inc.	5.300%	1/21/28	5,200	5,204
	PNC Financial Services Group Inc.	5.354%	12/2/28	2,100	2,109
	Progressive Corp.	2.500%	3/15/27	2,100	1,969
[2]	Royal Bank of Canada	4.875%	1/12/26	20,000	19,934
[2]	Royal Bank of Canada	1.150%	7/14/26	5,350	4,901
[2]	Royal Bank of Canada	5.200%	7/20/26	40,000	40,116
[2]	Royal Bank of Canada	4.875%	1/19/27	8,500	8,478
	Royal Bank of Canada	3.625%	5/4/27	2,100	2,020
	State Street Corp.	3.550%	8/18/25	10,000	9,798
	State Street Corp.	2.901%	3/30/26	15,273	14,870
	State Street Corp.	2.650%	5/19/26	300	286
	State Street Corp.	5.272%	8/3/26	49,330	49,570
	State Street Corp.	4.993%	3/18/27	10,000	10,015
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	21,853	20,809
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	4,200	4,215
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	21,540	21,868
[3]	Sumitomo Mitsui Trust Bank Ltd.	5.650%	3/9/26	7,000	7,048
	Toronto-Dominion Bank	5.103%	1/9/26	10,000	10,012
[2]	Toronto-Dominion Bank	5.532%	7/17/26	29,230	29,481

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Toronto-Dominion Bank	1.250%	9/10/26	24,300	22,165
[2,5]	Toronto-Dominion Bank	4.980%	4/5/27	20,000	19,966
	Truist Financial Corp.	4.000%	5/1/25	3,083	3,033
[2]	Truist Financial Corp.	3.700%	6/5/25	15,000	14,706
[2]	Truist Financial Corp.	4.260%	7/28/26	3,010	2,960
[2]	Truist Financial Corp.	5.900%	10/28/26	20,000	20,108
[2]	Truist Financial Corp.	6.047%	6/8/27	11,990	12,149
	UBS AG	5.800%	9/11/25	30,000	30,210
	UBS AG	5.650%	9/11/28	10,000	10,238
[2,4,6]	UBS AG, 3M Australian Bank Bill Rate + 0.870%	5.214%	7/30/25	15,000	9,793
[3]	UBS Group AG	4.703%	8/5/27	18,411	18,067
[3]	UBS Group AG	6.327%	12/22/27	2,950	3,012
[2]	US Bancorp	3.950%	11/17/25	4,105	4,022
[2]	US Bancorp	3.100%	4/27/26	3,000	2,876
	US Bancorp	5.727%	10/21/26	33,330	33,508
	US Bancorp	6.787%	10/26/27	10,000	10,358
[2]	US Bancorp	2.215%	1/27/28	1,340	1,236
[2]	Wells Fargo & Co.	3.550%	9/29/25	8,788	8,568
[2]	Wells Fargo & Co.	4.540%	8/15/26	9,074	8,958
	Wells Fargo Bank NA	4.811%	1/15/26	10,000	9,948
[2]	Wells Fargo Bank NA	5.450%	8/7/26	37,630	37,880
[2,4,6]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.750%	5.088%	2/16/26	5,300	3,465
[2,4,6]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.950%	5.297%	11/11/25	1,400	919
					1,517,631
Health Care (2.8%)
	AbbVie Inc.	2.950%	11/21/26	13,315	12,674
	AbbVie Inc.	4.800%	3/15/27	36,315	36,328
	AstraZeneca Finance LLC	4.800%	2/26/27	7,690	7,685
	Bristol-Myers Squibb Co.	4.950%	2/20/26	3,660	3,660
	Bristol-Myers Squibb Co.	4.900%	2/22/27	1,230	1,234
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	99,050	98,043
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	4,000	4,016
	UnitedHealth Group Inc.	1.150%	5/15/26	1,845	1,707
					165,347
Industrials (0.5%)
[2]	John Deere Capital Corp.	4.750%	6/8/26	3,930	3,917
	Tyco Electronics Group SA	4.500%	2/13/26	28,933	28,639
					32,556
Real Estate (0.5%)
[2]	AvalonBay Communities Inc.	3.450%	6/1/25	3,035	2,973
	Camden Property Trust	5.850%	11/3/26	4,000	4,076
	Public Storage Operating Co.	1.500%	11/9/26	2,200	2,019
	Realty Income Corp.	3.875%	4/15/25	10,000	9,839
	Simon Property Group LP	3.500%	9/1/25	10,000	9,765
					28,672
Technology (0.1%)
	Intel Corp.	4.875%	2/10/26	3,315	3,306
Utilities (0.2%)
	Commonwealth Edison Co.	2.550%	6/15/26	1,495	1,419
[3]	Korea East-West Power Co. Ltd.	3.600%	5/6/25	3,565	3,495

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	PG&E Recovery Funding LLC	5.045%	7/15/32	3,366	3,374
	Wisconsin Public Service Corp.	5.350%	11/10/25	2,425	2,435
					10,723
Total Corporate Bonds (Cost $2,048,242)					2,037,611
Sovereign Bonds (2.2%)
[2,3]	Airport Authority Hong Kong	4.875%	1/12/26	4,310	4,304
[2,3,7]	Bank Gospodarstwa Krajowego	6.250%	10/31/28	1,000	1,042
[2,3]	Central American Bank for Economic Integration	5.000%	1/25/27	5,952	5,933
	Export-Import Bank of Korea	3.250%	11/10/25	25,000	24,293
	Export-Import Bank of Korea	4.875%	1/11/26	6,750	6,739
[2,3]	Kingdom of Saudi Arabia	4.750%	1/16/30	12,960	12,827
[2]	Korea Electric Power Corp.	3.625%	6/14/25	18,667	18,292
[2]	Korea National Oil Corp.	0.875%	10/5/25	5,000	4,678
[2]	QatarEnergy	1.375%	9/12/26	7,798	7,155
[2]	Republic of Chile	2.750%	1/31/27	7,645	7,163
[2]	Saudi Arabian Oil Co.	2.875%	4/16/24	13,170	13,151
	State of Israel	5.375%	3/12/29	3,550	3,558
[2,3]	Tokyo Metropolitan Government	0.750%	7/16/25	21,000	19,796
[3]	Tokyo Metropolitan Government	4.625%	6/1/26	3,840	3,798
Total Sovereign Bonds (Cost $136,919)					132,729
Taxable Municipal Bonds (1.3%)
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	56,750	54,104
	University of California Revenue	0.883%	5/15/25	27,000	25,807
Total Taxable Municipal Bonds (Cost $83,750)					79,911

Institutional Short-Term Bond Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[8]	Vanguard Market Liquidity Fund (Cost $35,056)	5.407%	350,609	35,054
Total Investments (100.1%) (Cost $6,062,152)				6,021,427
Other Assets and Liabilities—Net (-0.1%)				(3,735)
Net Assets (100%)				6,017,692
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $6,548,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate value was $994,589,000, representing 16.5% of net assets.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2024.
6	Face amount denominated in Australian dollars.
7	Guaranteed by the Republic of Poland.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
SOFR30A—30 Day Average Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2024	1,690	345,579	(370)
10-Year U.S. Treasury Note	June 2024	36	3,989	13
Long U.S. Treasury Bond	June 2024	19	2,288	33
Ultra 10-Year U.S. Treasury Note	June 2024	101	11,576	82
				(242)

Short Futures Contracts
5-Year U.S. Treasury Note	June 2024	(3,169)	(339,133)	(272)
AUD 3-Year Treasury Bond	June 2024	(65)	(4,529)	—
				(272)
				(514)

Institutional Short-Term Bond Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Barclays Bank plc	4/26/24	EUR	19,088	USD	20,870	—	(257)
Morgan Stanley Capital Services LLC	4/26/24	EUR	5,327	USD	5,799	—	(47)
Toronto-Dominion Bank	4/26/24	EUR	5,150	USD	5,653	—	(92)
Citibank, N.A.	4/26/24	EUR	2,018	USD	2,200	—	(21)
Bank of America, N.A.	4/26/24	EUR	1,950	USD	2,121	—	(15)
UBS AG	4/26/24	EUR	1,946	USD	2,118	—	(16)
Standard Chartered Bank	4/26/24	EUR	1,516	USD	1,654	—	(17)
JPMorgan Chase Bank, N.A.	4/26/24	GBP	1,803	USD	2,296	—	(20)
UBS AG	4/26/24	GBP	1,693	USD	2,155	—	(18)
UBS AG	4/26/24	USD	31,003	AUD	46,821	471	—
State Street Bank & Trust Co.	4/26/24	USD	32,235	EUR	29,544	330	—
JPMorgan Chase Bank, N.A.	4/26/24	USD	4,246	EUR	3,897	38	—
Citibank, N.A.	4/26/24	USD	4,149	EUR	3,834	8	—
Royal Bank of Canada	4/26/24	USD	2,577	GBP	2,017	30	—
						877	(503)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
At March 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $429,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,027,096)	5,986,373
Affiliated Issuers (Cost $35,056)	35,054
Total Investments in Securities	6,021,427
Investment in Vanguard	185
Cash	986
Foreign Currency, at Value (Cost $785)	778
Receivables for Accrued Income	41,031
Unrealized Appreciation—Forward Currency Contracts	877
Total Assets	6,065,284
Liabilities
Payables for Investment Securities Purchased	47,030
Payables to Vanguard	53
Variation Margin Payable—Futures Contracts	6
Unrealized Depreciation—Forward Currency Contracts	503
Total Liabilities	47,592
Net Assets	6,017,692
At March 31, 2024, net assets consisted of:

Paid-in Capital	6,542,675
Total Distributable Earnings (Loss)	(524,983)
Net Assets	6,017,692

Net Assets
Applicable to 460,050,071 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,017,692
Net Asset Value Per Share	$13.08
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Interest[1]	156,429
Total Income	156,429
Expenses
The Vanguard Group—Note B
Investment Advisory Services	69
Management and Administrative	517
Marketing and Distribution	51
Custodian Fees	46
Shareholders’ Reports	8
Trustees’ Fees and Expenses	3
Other Expenses	9
Total Expenses	703
Expenses Paid Indirectly	(2)
Net Expenses	701
Net Investment Income	155,728
Realized Net Gain (Loss)
Investment Securities Sold[1]	(77,026)
Futures Contracts	934
Swap Contracts	11
Forward Currency Contracts	(1,326)
Foreign Currencies	184
Realized Net Gain (Loss)	(77,223)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	177,120
Futures Contracts	(765)
Swap Contracts	20
Forward Currency Contracts	(75)
Foreign Currencies	4
Change in Unrealized Appreciation (Depreciation)	176,304
Net Increase (Decrease) in Net Assets Resulting from Operations	254,809
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,495,000, $3,000, less than $1,000, and ($6,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	155,728	290,698
Realized Net Gain (Loss)	(77,223)	(259,823)
Change in Unrealized Appreciation (Depreciation)	176,304	215,825
Net Increase (Decrease) in Net Assets Resulting from Operations	254,809	246,700
Distributions
Total Distributions	(157,819)	(291,695)
Capital Share Transactions
Issued	154,660	460,117
Issued in Lieu of Cash Distributions	157,819	291,695
Redeemed	(2,545,860)	(2,040,277)
Net Increase (Decrease) from Capital Share Transactions	(2,233,381)	(1,288,465)
Total Increase (Decrease)	(2,136,391)	(1,333,460)
Net Assets
Beginning of Period	8,154,083	9,487,543
End of Period	6,017,692	8,154,083
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$12.92	$13.00	$13.94	$14.06	$13.82	$13.55
Investment Operations
Net Investment Income[1]	.290	.442	.181	.165	.316	.373
Net Realized and Unrealized Gain (Loss) on Investments	.172	(.074)	(.855)	(.070)	.244	.271
Total from Investment Operations	.462	.368	(.674)	.095	.560	.644
Distributions
Dividends from Net Investment Income	(.302)	(.448)	(.177)	(.165)	(.320)	(.374)
Distributions from Realized Capital Gains	—	—	(.089)	(.050)	—	—
Total Distributions	(.302)	(.448)	(.266)	(.215)	(.320)	(.374)
Net Asset Value, End of Period	$13.08	$12.92	$13.00	$13.94	$14.06	$13.82
Total Return	3.60%	2.86%	-4.89%	0.68%	4.10%	4.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,018	$8,154	$9,488	$9,649	$8,256	$7,781
Ratio of Total Expenses to Average Net Assets	0.02%[2]	0.02%[2]	0.02%[2]	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	4.45%	3.39%	1.35%	1.18%	2.27%	2.73%
Portfolio Turnover Rate	57%	135%[3]	122%[3]	134%[3]	118%	83%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Includes 0%, 5%, and 16%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Notes to Financial Statements
Vanguard Institutional Short-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for certain collective trusts and other accounts managed by Vanguard or its affiliates and qualifying education savings plans. The fund is offered to investors who meet certain administrative and service criteria and invest a minimum of $10 million. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate.

Institutional Short-Term Bond Fund
Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2024, the fund’s average investments in long and short futures contracts represented 7% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Institutional Short-Term Bond Fund
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2024, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each

Institutional Short-Term Bond Fund
counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2024, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 0% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The fund had no open credit default swap contracts at March 31, 2024.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

Institutional Short-Term Bond Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2024, the fund had contributed to Vanguard capital in the amount of $185,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended March 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Institutional Short-Term Bond Fund
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,506,875	—	1,506,875
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,229,247	—	2,229,247
Corporate Bonds	—	2,037,611	—	2,037,611
Sovereign Bonds	—	132,729	—	132,729
Taxable Municipal Bonds	—	79,911	—	79,911
Temporary Cash Investments	35,054	—	—	35,054
Total	35,054	5,986,373	—	6,021,427

Derivative Financial Instruments
Assets
Futures Contracts[1]	128	—	—	128
Forward Currency Contracts	—	877	—	877
Total	128	877	—	1,005
Liabilities
Futures Contracts[1]	642	—	—	642
Forward Currency Contracts	—	503	—	503
Total	642	503	—	1,145
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At March 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	128	—	128
Unrealized Appreciation—Forward Currency Contracts	—	877	877
Total Assets	128	877	1,005

Unrealized Depreciation—Futures Contracts[1]	642	—	642
Unrealized Depreciation—Forward Currency Contracts	—	503	503
Total Liabilities	642	503	1,145
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Institutional Short-Term Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	934	—	—	934
Swap Contracts	—	—	11	11
Forward Currency Contracts	—	(1,326)	—	(1,326)
Realized Net Gain (Loss) on Derivatives	934	(1,326)	11	(381)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(765)	—	—	(765)
Swap Contracts	—	—	20	20
Forward Currency Contracts	—	(75)	—	(75)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(765)	(75)	20	(820)
F.  As of March 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,067,124
Gross Unrealized Appreciation	13,306
Gross Unrealized Depreciation	(59,143)
Net Unrealized Appreciation (Depreciation)	(45,837)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2023, the fund had available capital losses totaling $405,517,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended March 31, 2024, the fund purchased $1,247,295,000 of investment securities and sold $2,786,600,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $2,669,435,000 and $3,284,957,000, respectively.

Institutional Short-Term Bond Fund
H.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	Shares (000)	Shares (000)
Issued	11,839	35,362
Issued in Lieu of Cash Distributions	12,094	22,412
Redeemed	(194,916)	(156,741)
Net Increase (Decrease) in Shares Outstanding	(170,983)	(98,967)
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.

Institutional Intermediate-Term Bond Fund
Fund Allocation
As of March 31, 2024
Asset-Backed/Commercial Mortgage-Backed Securities	12.1%
Corporate Bonds	31.2
Sovereign Bonds	2.2
Taxable Municipal Bonds	0.9
U.S. Government and Agency Obligations	53.6
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Institutional Intermediate-Term Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (52.4%)
U.S. Government Securities (26.9%)
[1]	United States Treasury Note/Bond	3.875%	3/31/25	220,000	217,525
	United States Treasury Note/Bond	2.625%	4/15/25	50,000	48,797
	United States Treasury Note/Bond	2.750%	5/15/25	212,240	207,100
	United States Treasury Note/Bond	2.875%	5/31/25	73,000	71,266
	United States Treasury Note/Bond	0.250%	6/30/25	81,000	76,456
	United States Treasury Note/Bond	4.625%	6/30/25	104,000	103,610
	United States Treasury Note/Bond	3.000%	7/15/25	179,000	174,777
	United States Treasury Note/Bond	0.250%	7/31/25	75,000	70,535
	United States Treasury Note/Bond	4.750%	7/31/25	113,000	112,788
	United States Treasury Note/Bond	3.125%	8/15/25	233,700	228,332
	United States Treasury Note/Bond	5.000%	8/31/25	85,769	85,943
[1]	United States Treasury Note/Bond	3.500%	9/15/25	174,522	171,250
	United States Treasury Note/Bond	5.000%	9/30/25	180,000	180,422
[1]	United States Treasury Note/Bond	4.250%	10/15/25	287,750	285,367
	United States Treasury Note/Bond	0.250%	10/31/25	300,000	279,375
	United States Treasury Note/Bond	4.500%	11/15/25	251,690	250,550
	United States Treasury Note/Bond	0.375%	1/31/26	40,000	36,981
	United States Treasury Note/Bond	4.250%	1/31/26	10,000	9,922
	United States Treasury Note/Bond	1.625%	2/15/26	100,000	94,547
	United States Treasury Note/Bond	0.500%	2/28/26	150,000	138,633
	United States Treasury Note/Bond	4.625%	2/28/26	50,000	49,961
	United States Treasury Note/Bond	3.750%	4/15/26	290,000	284,970
	United States Treasury Note/Bond	0.750%	4/30/26	100,000	92,375
	United States Treasury Note/Bond	0.750%	5/31/26	100,000	92,125
	United States Treasury Note/Bond	4.500%	7/15/26	170,000	169,734
	United States Treasury Note/Bond	0.625%	7/31/26	150,000	137,063
	United States Treasury Note/Bond	4.375%	8/15/26	171,000	170,332
	United States Treasury Note/Bond	0.750%	8/31/26	175,000	159,961
	United States Treasury Note/Bond	4.625%	9/15/26	67,721	67,880
	United States Treasury Note/Bond	4.625%	10/15/26	209,498	210,087
	United States Treasury Note/Bond	1.125%	10/31/26	131,400	120,662
	United States Treasury Note/Bond	1.625%	10/31/26	68,400	63,655
	United States Treasury Note/Bond	2.000%	11/15/26	100,000	93,875
	United States Treasury Note/Bond	1.250%	11/30/26	74,500	68,493
	United States Treasury Note/Bond	4.375%	12/15/26	93,000	92,768
	United States Treasury Note/Bond	1.250%	12/31/26	58,000	53,242
	United States Treasury Note/Bond	4.000%	1/15/27	10,500	10,375
[1,2]	United States Treasury Note/Bond	1.875%	2/28/27	400,000	372,125
	United States Treasury Note/Bond	2.750%	4/30/27	100,000	95,234

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	0.500%	5/31/27	130,000	115,111
	United States Treasury Note/Bond	2.625%	5/31/27	200,000	189,531
	United States Treasury Note/Bond	0.375%	7/31/27	45,000	39,459
	United States Treasury Note/Bond	2.750%	7/31/27	140,000	132,956
[3]	United States Treasury Note/Bond	0.375%	9/30/27	100,000	87,188
	United States Treasury Note/Bond	0.500%	10/31/27	100,000	87,344
	United States Treasury Note/Bond	4.125%	10/31/27	105,000	104,163
	United States Treasury Note/Bond	3.875%	11/30/27	145,000	142,689
	United States Treasury Note/Bond	0.625%	12/31/27	66,400	57,955
	United States Treasury Note/Bond	1.125%	2/29/28	72,400	64,131
	United States Treasury Note/Bond	1.250%	3/31/28	190,017	168,818
[1]	United States Treasury Note/Bond	1.250%	4/30/28	232,478	206,106
	United States Treasury Note/Bond	3.500%	4/30/28	104,041	100,920
	United States Treasury Note/Bond	1.250%	5/31/28	156,154	138,147
	United States Treasury Note/Bond	1.250%	6/30/28	151,858	134,086
	United States Treasury Note/Bond	4.000%	6/30/28	225,000	222,504
	United States Treasury Note/Bond	1.000%	7/31/28	162,698	141,776
	United States Treasury Note/Bond	4.125%	7/31/28	65,320	64,932
[1]	United States Treasury Note/Bond	1.125%	8/31/28	211,451	184,887
	United States Treasury Note/Bond	1.250%	9/30/28	137,844	120,958
[1]	United States Treasury Note/Bond	4.625%	9/30/28	170,700	173,154
	United States Treasury Note/Bond	4.875%	10/31/28	100,000	102,516
	United States Treasury Note/Bond	3.750%	12/31/28	170,000	166,388
	United States Treasury Note/Bond	1.750%	1/31/29	100,000	89,188
	United States Treasury Note/Bond	4.000%	1/31/29	1,800	1,782
	United States Treasury Note/Bond	2.625%	2/15/29	100,000	92,906
	United States Treasury Note/Bond	2.375%	3/31/29	100,000	91,641
	United States Treasury Note/Bond	3.875%	5/15/43	8,428	7,780
	United States Treasury Note/Bond	4.125%	8/15/53	7,535	7,243
					8,485,352
Agency Bonds and Notes (0.0%)
[4]	Tennessee Valley Authority	2.875%	2/1/27	1,280	1,225
Conventional Mortgage-Backed Securities (25.0%)
[4,5]	Fannie Mae Pool	3.000%	3/1/43–3/1/48	12,608	10,860
[4,5]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	21,023	18,805
[4,5]	Fannie Mae Pool	5.000%	10/1/49	549	536
[4,5]	Freddie Mac Gold Pool	2.000%	9/1/28–1/1/32	1,713	1,538
[4,5]	Freddie Mac Gold Pool	3.000%	8/1/32–8/1/47	5,370	4,639
[4,5]	Freddie Mac Gold Pool	3.500%	8/1/32–2/1/50	43,141	39,132
[4,5]	Freddie Mac Gold Pool	4.000%	7/1/29–12/1/49	50,329	47,564
[4,5]	Freddie Mac Gold Pool	4.500%	5/1/39–3/1/48	22,651	22,141
[4,5]	Freddie Mac Gold Pool	5.000%	7/1/39–2/1/49	3,165	3,234
[4,5]	Freddie Mac Gold Pool	5.500%	5/1/40	1,422	1,481
[4,5]	Freddie Mac Gold Pool	6.500%	5/1/37	22	23
[4,5]	Freddie Mac Gold Pool	7.000%	5/1/38	42	43
[4]	Ginnie Mae I Pool	2.500%	1/15/43–6/15/43	424	367
[4]	Ginnie Mae I Pool	3.000%	9/15/42–8/15/45	11,314	10,154
[4]	Ginnie Mae I Pool	3.500%	1/15/42–7/15/45	3,116	2,888
[4]	Ginnie Mae I Pool	4.000%	4/15/39–12/15/46	2,204	2,096
[4]	Ginnie Mae I Pool	4.500%	2/15/39–12/15/46	10,768	10,574
[4]	Ginnie Mae I Pool	5.000%	2/15/40–9/15/41	417	420
[4]	Ginnie Mae I Pool	5.500%	3/15/40–2/15/41	129	128
[4]	Ginnie Mae I Pool	6.000%	5/15/36–3/15/40	735	762
[4]	Ginnie Mae II Pool	2.000%	11/20/50–8/20/51	336,963	276,352
[4,6]	Ginnie Mae II Pool	2.500%	3/20/43–5/15/54	345,382	284,870

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Ginnie Mae II Pool	3.000%	3/20/27–5/15/54	303,076	266,822
[4,6]	Ginnie Mae II Pool	3.500%	10/20/43–4/15/54	236,026	216,024
[4]	Ginnie Mae II Pool	4.000%	2/20/34–6/20/52	163,250	154,466
[4,6]	Ginnie Mae II Pool	4.500%	4/20/48–5/15/54	165,272	159,844
[4,6]	Ginnie Mae II Pool	5.000%	4/20/40–4/15/54	154,882	152,541
[4,6]	Ginnie Mae II Pool	5.500%	4/20/40–4/15/54	142,303	142,236
[4,6]	Ginnie Mae II Pool	6.000%	2/20/41–4/15/54	131,754	132,927
[4,6]	Ginnie Mae II Pool	6.500%	4/15/54	100,000	101,672
[4,5,6]	UMBS Pool	1.500%	3/1/36–4/25/54	244,712	188,898
[4,5,6]	UMBS Pool	2.000%	5/1/28–4/25/54	1,933,670	1,586,700
[4,5,6]	UMBS Pool	2.500%	12/1/35–4/25/54	1,251,912	1,057,907
[4,5,6]	UMBS Pool	3.000%	7/1/32–12/25/54	848,412	747,387
[4,5,6]	UMBS Pool	3.500%	11/1/31–4/25/54	486,061	446,542
[4,5,6]	UMBS Pool	4.000%	5/1/32–4/25/54	360,902	344,786
[4,5,6]	UMBS Pool	4.500%	4/25/39–4/25/54	389,335	378,612
[4,5,6]	UMBS Pool	5.000%	6/1/39–4/25/54	356,991	351,133
[4,5,6]	UMBS Pool	5.500%	12/1/38–4/25/54	336,569	337,904
[4,5,6]	UMBS Pool	6.000%	10/1/52–4/25/54	254,972	258,649
[4,5]	UMBS Pool	6.500%	9/1/36–10/1/53	146,514	151,596
[4,5]	UMBS Pool	7.000%	10/1/37–9/1/38	137	147
					7,915,400
Nonconventional Mortgage-Backed Securities (0.5%)
[4,5]	Fannie Mae REMICS	4.500%	8/25/49	14,654	14,147
[4,5]	Freddie Mac REMICS	2.500%	9/25/48–12/25/48	112,626	97,000
[4,5]	Freddie Mac REMICS	4.500%	10/25/44–1/25/47	44,090	42,732
					153,879
Total U.S. Government and Agency Obligations (Cost $16,960,338)					16,555,856
Asset-Backed/Commercial Mortgage-Backed Securities (11.9%)
[4]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	8,070	7,849
[4]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	26,900	27,043
[4]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	5,780	5,812
[4]	Ally Auto Receivables Trust Series 2024-1	4.940%	10/15/29	13,020	13,021
[4]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	47,890	47,789
[4]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	35,300	35,337
[4]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	30,790	31,282
[4,7]	ARI Fleet Lease Trust Series 2022-A	3.120%	1/15/31	1,640	1,630
[4,7]	ARI Fleet Lease Trust Series 2022-A	3.430%	1/15/31	3,300	3,234
[4,7]	Aventura Mall Trust Series 2018-AVM	4.112%	7/5/40	12,650	11,979
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	20,340	20,628
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	7,170	7,298
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	17,770	18,326
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/30	21,940	22,049
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/30	11,470	11,461
[4]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	26,420	26,297
[4]	BA Credit Card Trust Series 2023-A2	4.980%	11/15/28	34,650	34,733
[4]	BANK Series 2017-BNK4	3.625%	5/15/50	280	265
[4]	BANK Series 2017-BNK6	3.254%	7/15/60	4,580	4,329

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BANK Series 2017-BNK6	3.518%	7/15/60	1,110	1,050
[4]	BANK Series 2017-BNK7	3.175%	9/15/60	11,540	10,897
[4]	BANK Series 2018-BNK10	3.641%	2/15/61	800	779
[4]	BANK Series 2019-BNK16	4.005%	2/15/52	3,770	3,582
[4]	BANK Series 2019-BNK19	3.183%	8/15/61	3,910	3,438
[4]	BANK Series 2019-BNK20	3.011%	9/15/62	7,180	6,370
[4]	BANK Series 2019-BNK23	2.920%	12/15/52	15,870	14,161
[4]	BANK Series 2019-BNK24	2.960%	11/15/62	17,620	15,765
[4]	BANK Series 2020-BNK30	1.673%	12/15/53	5,050	4,515
[4]	BANK Series 2022-BNK40	3.393%	3/15/64	9,795	8,744
[4]	BANK Series 2022-BNK43	4.399%	8/15/55	22,550	21,492
[4]	BANK Series 2023-5YR3	6.724%	9/15/56	4,536	4,811
[4,7]	Bank of America Auto Trust Series 2023-1A	5.530%	2/15/28	12,740	12,800
[4,7]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	9,570	9,631
[4,7]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/29	7,725	7,842
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	330	314
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	13,010	11,739
[4]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	2,515	2,205
[4]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	7,100	5,972
[4]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	8,620	8,364
[4]	BBCMS Mortgage Trust Series 2022-C17	4.441%	9/15/55	5,750	5,515
[4]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/56	2,040	2,167
[4]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	2,600	2,939
[4]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	190	197
[4]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	9,138	9,400
[4]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	5,750	4,893
[4]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	5,010	4,689
[4]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/52	1,100	1,047
[4]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	6,000	5,219
[4]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	7,163	6,369
[4]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	4,400	3,950
[4]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	22,810	21,860
[4]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/56	3,236	3,335
[4]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/56	10,660	11,141
[4]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/29	9,700	10,039
[4]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	15,510	16,764
[4]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	12,940	13,274
[4]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	20,300	21,106
[4]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	19,800	20,033
[4]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	11,800	11,444
[4]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/28	21,430	21,518
[4]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	6,930	6,981
[4,7]	BPR Trust Series 2023-BRK2	6.899%	11/5/28	6,000	6,230
[4,7]	BX Trust Series 2019-OC11	3.202%	12/9/41	2,540	2,260
[4]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	6,000	5,232
[4]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	9,340	8,735
[4]	Capital One Multi-Asset Execution Trust Series 2022-A3	4.950%	10/15/27	27,129	27,023
[4]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	10,550	10,418
[4]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	2,000	1,939

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	14,660	14,568
[4]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	6,820	6,758
[4]	Capital One Prime Auto Receivables Trust Series 2023-2	5.820%	6/15/28	30,800	31,238
[4]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/28	20,300	20,708
[4]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	10,070	9,462
[4]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	9,600	9,326
[4]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	3,370	3,333
[4]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/28	14,140	14,097
[4]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	3,720	3,708
[4]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	21,670	21,709
[4]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	16,460	16,531
[4]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	19,800	20,342
[4]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	8,680	8,659
[4]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	4,090	4,081
[4]	Carvana Auto Receivables Trust Series 2020-P1	0.610%	10/8/26	1,582	1,545
[4]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	9,653	9,353
[4]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	8,360	7,749
[4]	Carvana Auto Receivables Trust Series 2022-P1	3.350%	2/10/27	5,153	5,071
[4,7]	CCG Receivables Trust Series 2023-2	6.280%	4/14/32	8,747	8,844
[4]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/50	5,000	4,660
[4]	CD Mortgage Trust Series 2016-CD1	2.459%	8/10/49	6,586	6,135
[4]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	480	446
[4]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	320	298
[4]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	1,450	1,321
[4]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	4,137	3,911
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	3,376	3,228
[4,7]	Chase Auto Owner Trust Series 2024-1A	5.130%	5/25/29	10,050	10,062
[4,7]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/29	6,300	6,317
[4]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	39,990	39,826
[4,7]	Chesapeake Funding II LLC Series 2020-1A	0.870%	8/15/32	222	222
[4]	Citibank Credit Card Issuance Trust Series 2023-A1	5.230%	12/8/27	16,240	16,244
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	4,359	4,349
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	520	504
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	11,368	11,019
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	4,000	3,803
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	4,560	4,265
[4]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	65	62
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	2.860%	12/15/72	6,000	5,328
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.042%	12/15/72	8,630	8,104
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	15,500	13,871
[4,7]	Citizens Auto Receivables Trust Series 2023-1	5.840%	1/18/28	33,170	33,451

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	23,800	24,145
[4,7]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	4,910	4,892
[4]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	2,610	2,487
[4]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	6,870	6,750
[4]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	2,200	2,138
[4]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	15,490	15,388
[4]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	4,920	4,874
[4]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	31,180	31,528
[4]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	7,750	7,700
[4]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	3,172	3,157
[4]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	9,970	8,913
[4]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	857	832
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.210%	11/15/49	3,283	3,148
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	2,713	2,552
[4]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	8,560	7,944
[4]	CSAIL Commercial Mortgage Trust Series 2019-C18	2.968%	12/15/52	17,500	15,314
[4]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	4,500	3,799
[4,7]	Dell Equipment Finance Trust Series 2023-1	5.650%	9/22/28	8,440	8,459
[4]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/28	39,144	38,587
[4]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	36,750	36,679
[4,7]	DLLAA LLC Series 2023-1A	5.640%	2/22/28	14,140	14,280
[4,7]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	8,020	8,132
[4,7]	DLLST LLC Series 2024-1A	4.930%	4/22/30	3,020	2,995
[4,7,8]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	6.235%	10/25/56	107	106
[4,7]	Enterprise Fleet Financing LLC Series 2021-3	0.770%	8/20/27	3,874	3,807
[4,7]	Enterprise Fleet Financing LLC Series 2023-3	6.410%	6/20/30	6,960	7,220
[4,7]	Enterprise Fleet Financing LLC Series 2024-1	5.160%	9/20/30	7,045	7,027
[4]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	20,880	21,129
[4]	First National Master Note Trust Series 2023-1	5.130%	4/15/29	15,370	15,311
[4]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	8,850	8,965
[4]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/56	1,800	1,827
[4]	Ford Credit Auto Lease Trust Series 2024-A	5.050%	6/15/27	5,360	5,340
[4,7]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	20,470	19,807
[4]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	9,850	9,325
[4]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	12,000	11,745
[4]	Ford Credit Auto Owner Trust Series 2022-D	5.300%	3/15/28	7,340	7,364
[4,7]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	20,140	20,025
[4,7]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	47,690	48,252
[4]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	6,520	6,451
[4]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	26,520	26,571
[4]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	7,760	7,762
[4]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	13,000	13,173
[4,7]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/36	22,980	22,933
[4]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/29	13,300	13,329
[4,7]	Ford Credit Floorplan Master Owner Trust A Series 2023-1	4.920%	5/15/28	40,220	40,022
[4,7]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	34,662	31,231
[4,7]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	23,611	21,888

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	GM Financial Automobile Leasing Trust Series 2023-2	5.050%	7/20/26	20,180	20,104
[4]	GM Financial Automobile Leasing Trust Series 2023-2	5.090%	5/20/27	5,980	5,961
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	10,000	9,365
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	6,980	6,545
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	9,090	8,756
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	5,260	5,224
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	5,150	5,108
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	2,010	1,989
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	6,130	6,032
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	24,840	24,950
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	13,860	13,949
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	13,000	13,191
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	5,900	5,894
[4,7]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	24,970	25,109
[4,7]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	28,020	28,927
[4,7]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/36	14,430	14,491
[4,7]	GMF Floorplan Owner Revolving Trust Series 2023-1	5.340%	6/15/28	23,690	23,805
[4,7]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/15/30	18,390	18,639
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.130%	3/15/29	27,580	27,648
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/17/31	25,300	25,437
[4,7]	Golden Credit Card Trust Series 2021-1A	1.140%	8/15/28	23,300	21,240
[4,7]	GreatAmerica Leasing Receivables Series 2024-1	4.980%	1/18/28	13,040	12,978
[4,7]	GreatAmerica Leasing Receivables Series 2024-1	5.080%	12/16/30	4,880	4,860
[4,7]	GreenState Auto Receivables Trust Series 2024-1A	5.190%	1/16/29	12,260	12,212
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	7,053	6,836
[4]	GS Mortgage Securities Trust Series 2015-GS1	3.470%	11/10/48	5,343	5,167
[4]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/51	720	674
[4]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	2,600	2,438
[4]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	9,640	7,667
[4]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	5,340	5,158
[4]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	11,340	11,521

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	3,000	2,747
[4,7]	Hertz Vehicle Financing III LLC Series 2022-1A	1.990%	6/25/26	7,800	7,521
[4,7]	Hertz Vehicle Financing III LLC Series 2023-3A	5.940%	2/25/28	17,700	17,962
[4,7]	Hertz Vehicle Financing III LLC Series 2023-4A	6.150%	3/25/30	24,300	25,153
[4,7]	Hertz Vehicle Financing III LP Series 2021-2A	1.680%	12/27/27	11,710	10,686
[4]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	1,220	1,189
[4]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	6,870	6,855
[4]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	23,000	22,933
[4]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	11,050	10,995
[4]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/28	22,890	23,000
[4]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	18,750	18,873
[4]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/30	21,820	21,928
[4,7]	Hyundai Auto Lease Securitization Trust Series 2023-C	5.840%	9/15/27	7,545	7,622
[4,7]	Hyundai Auto Lease Securitization Trust Series 2024-A	5.070%	2/15/28	5,980	5,954
[4]	Hyundai Auto Receivables Trust Series 2022-A	2.350%	4/17/28	3,750	3,574
[4]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	8,810	8,677
[4]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	21,700	21,843
[4]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	6,930	6,995
[4]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	11,320	11,498
[4]	Hyundai Auto Receivables Trust Series 2024-A	4.920%	1/15/31	11,160	11,126
[4]	John Deere Owner Trust Series 2022-A	2.490%	1/16/29	2,710	2,598
[4]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	13,840	13,843
[4]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	7,620	7,614
[4]	John Deere Owner Trust Series 2023-C	5.390%	8/15/30	13,570	13,704
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	1,525	1,425
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	363	362
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	15,000	14,725
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	1,788	1,704
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	360	335
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	60	57
[4,7]	Kubota Credit Owner Trust Series 2022-1A	2.670%	10/15/26	15,000	14,642
[4,7]	Kubota Credit Owner Trust Series 2022-1A	2.780%	2/15/28	9,680	9,214
[4,7]	Kubota Credit Owner Trust Series 2023-1A	5.070%	2/15/29	3,570	3,556
[4,7]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/28	18,060	18,097
[4,7]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	6,520	6,533
[4,7]	Kubota Credit Owner Trust Series 2024-1A	5.190%	7/17/28	10,040	10,034
[4,7]	Kubota Credit Owner Trust Series 2024-1A	5.200%	1/15/30	7,000	7,009
[4,7]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	7,920	7,916
[4,7]	M&T Bank Auto Receivables Trust Series 2024-1A	5.220%	2/17/32	10,390	10,391
[4]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/29	20,890	20,693

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Mercedes-Benz Auto Receivables Trust Series 2022-1	5.250%	2/15/29	6,320	6,339
[4]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	4,050	3,983
[4,7]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	4,800	4,581
[4,7]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/31	8,350	8,321
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	60	59
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	7,440	7,246
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.479%	5/15/48	9,034	8,805
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.372%	10/15/48	2,500	2,433
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	1,648	1,599
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.473%	12/15/47	9,568	9,359
[4]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	950	918
[4]	Morgan Stanley Capital I Trust Series 2015-MS1	3.510%	5/15/48	9,329	9,076
[4]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	5,373	5,127
[4]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	1,000	969
[4]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	13,640	12,094
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	2,600	2,163
[4]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	9,640	10,313
[4,7,8]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	7.019%	3/15/72	3,680	3,712
[4,7]	Navistar Financial Dealer Note Master Owner Trust II Series 2023-1	6.180%	8/25/28	10,740	10,824
[4]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/28	4,580	4,558
[4]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/27	33,040	32,891
[4]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	12,360	12,291
[4,7]	OBX Trust Series 2022-INV5	4.000%	10/25/52	15,592	14,049
[4,7]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	7,060	7,068
[4,7]	PFS Financing Corp. Series 2023-C	5.520%	10/15/28	11,650	11,753
[4,7]	PFS Financing Corp. Series 2024-B	4.950%	2/15/29	54,685	54,485
[4,7]	Porsche Financial Auto Securitization Trust Series 2023-1A	4.810%	9/22/28	24,960	24,820
[4,7]	Porsche Financial Auto Securitization Trust Series 2023-1A	4.720%	6/23/31	10,450	10,359
[4,7]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/31	11,820	12,031
[4,7]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	4,349	4,094
[4,7]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	5,321	5,187
[4,7]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	7,560	6,963
[4,6,7]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/41	6,890	6,303
[4,7]	RESIMAC Premier Series 2020-1A	1.274%	2/7/52	219	218
[4]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	6,760	6,857
[4,7]	SBNA Auto Lease Trust Series 2023-A	6.520%	4/20/28	13,920	14,266
[4,7]	SBNA Auto Lease Trust Series 2024-A	5.240%	1/22/29	9,130	9,109
[4,7]	SBNA Auto Receivables Trust Series 2024-A	5.320%	12/15/28	8,840	8,830
[4,7]	SBNA Auto Receivables Trust Series 2024-A	5.210%	4/16/29	4,640	4,637

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	3,090	3,103
[4,7]	SCOTT Trust Series 2023-SFS	5.910%	3/15/40	2,220	2,233
[4,7]	SFS Auto Receivables Securitization Trust Series 2023-1A	5.470%	12/20/29	9,220	9,311
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/31	5,890	5,863
[4,7]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	19	19
[4,7]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	104	101
[4,7]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	240	233
[4,7]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	431	418
[4,7]	SMB Private Education Loan Trust Series 2024-A	5.240%	3/15/56	15,510	15,486
[4,7]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	35	34
[4,7]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	43	42
[4]	Synchrony Card Funding LLC Series 2022-A2	3.860%	7/15/28	12,000	11,768
[4]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/29	27,240	27,494
[4]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	86,510	87,795
[4]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/30	34,680	34,679
[4,7]	Tesla Auto Lease Trust Series 2023-A	5.940%	7/20/27	9,480	9,552
[4,7]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	8,970	9,084
[4,7]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	6/20/28	11,470	11,513
[4,7]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	4,100	4,128
[4,7]	T-Mobile US Trust Series 2024-1A	5.050%	9/20/29	20,100	20,096
[4,7]	Toyota Auto Loan Extended Note Trust Series 2021-1A	1.070%	2/27/34	13,340	12,359
[4,7]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	24,670	23,863
[4,7]	Toyota Auto Loan Extended Note Trust Series 2023-1A	4.930%	6/25/36	18,060	18,088
[4]	Toyota Auto Receivables Owner Trust Series 2022-A	1.540%	5/17/27	9,540	8,992
[4]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	7,990	7,686
[4]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	2,630	2,551
[4]	Toyota Auto Receivables Owner Trust Series 2022-D	5.430%	4/17/28	9,450	9,546
[4]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	4,340	4,272
[4]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	27,650	27,446
[4]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	27,670	27,385
[4]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/28	28,110	28,136
[4]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	12,880	12,900
[4]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	6,965	6,943
[4,7]	Toyota Lease Owner Trust Series 2023-B	5.710%	12/20/27	16,680	16,829
[4,7]	Toyota Lease Owner Trust Series 2024-A	5.260%	6/20/28	10,960	10,970

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	Trafigura Securitisation Finance plc Series 2021-1A	1.080%	1/15/25	11,570	11,319
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.418%	12/15/50	2,902	2,736
[4,7]	UBS-BAMLL Trust Series 2012-WRM	3.663%	6/10/30	140	128
[4]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	19,350	19,122
[4]	Verizon Master Trust Series 2023-2	4.890%	4/13/28	22,150	22,031
[4]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	47,480	47,561
[4,7]	Verizon Master Trust Series 2023-6	5.350%	9/22/31	20,970	21,371
[4]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	23,920	24,315
[4,7]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	33,560	33,533
[4]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/28	10,485	10,573
[4]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	23,650	23,616
[4]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	9,620	9,617
[4,7]	Volvo Financial Equipment LLC Series 2020-1A	0.600%	3/15/28	1,237	1,224
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	2,380	2,305
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	2,139	2,060
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	1,285	1,209
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	3,200	3,029
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	3,040	2,874
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	3,160	2,964
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.589%	12/15/50	4,890	4,487
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	1,095	1,042
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	870	845
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	913	893
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	2,850	2,553
[4]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	10	10
[4]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,190	2,152
[4]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	9,420	8,858
[4]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	7,570	7,334
[4]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	1,670	1,617
[4]	World Omni Auto Receivables Trust Series 2022-D	5.700%	2/15/29	6,940	7,032
[4]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/28	13,000	12,919
[4]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	7,550	7,462
[4]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	4,390	4,345

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/28	23,000	23,023
[4]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	8,940	8,951
[4]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/29	9,905	10,171
[4]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	13,540	13,518
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,796,114)					3,752,226
Corporate Bonds (30.4%)
Communications (0.8%)
	Comcast Corp.	3.950%	10/15/25	12,400	12,195
	Comcast Corp.	3.150%	2/15/28	28,825	27,188
	Comcast Corp.	4.150%	10/15/28	40,135	39,171
	Comcast Corp.	4.550%	1/15/29	11,670	11,585
	Comcast Corp.	2.650%	2/1/30	10,970	9,758
	Comcast Corp.	3.400%	4/1/30	11,500	10,640
	Comcast Corp.	1.950%	1/15/31	10,000	8,301
	Comcast Corp.	4.250%	1/15/33	12,000	11,361
	Meta Platforms Inc.	3.500%	8/15/27	30,422	29,267
	Meta Platforms Inc.	4.800%	5/15/30	10,174	10,231
	Meta Platforms Inc.	3.850%	8/15/32	21,350	20,021
	Meta Platforms Inc.	4.950%	5/15/33	12,500	12,649
[7]	NTT Finance Corp.	1.162%	4/3/26	34,635	32,018
[7]	NTT Finance Corp.	2.065%	4/3/31	4,335	3,584
	Walt Disney Co.	3.375%	11/15/26	2,200	2,117
					240,086
Consumer Discretionary (1.9%)
	Amazon.com Inc.	3.150%	8/22/27	7,000	6,672
	Amazon.com Inc.	1.650%	5/12/28	10,000	8,927
	Amazon.com Inc.	1.500%	6/3/30	8,152	6,806
	Amazon.com Inc.	2.100%	5/12/31	9,965	8,441
	Amazon.com Inc.	4.700%	12/1/32	11,490	11,533
[4]	American Honda Finance Corp.	5.250%	7/7/26	39,380	39,612
[4]	American Honda Finance Corp.	2.350%	1/8/27	25,000	23,377
	American Honda Finance Corp.	4.600%	4/17/30	46,580	45,839
[4]	American Honda Finance Corp.	1.800%	1/13/31	12,000	9,931
[4]	American Honda Finance Corp.	4.900%	1/10/34	12,500	12,299
[6,7]	BMW US Capital LLC	4.900%	4/2/27	49,000	48,888
	Home Depot Inc.	1.500%	9/15/28	5,505	4,831
	Home Depot Inc.	3.900%	12/6/28	7,700	7,480
	Home Depot Inc.	2.950%	6/15/29	19,485	17,913
	Home Depot Inc.	2.700%	4/15/30	16,365	14,580
	Home Depot Inc.	1.875%	9/15/31	8,965	7,321
	Home Depot Inc.	3.250%	4/15/32	12,425	11,107
[7]	Mercedes-Benz Finance North America LLC	4.800%	3/30/26	25,125	24,961
[7]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	14,530	14,553
[7]	Mercedes-Benz Finance North America LLC	4.800%	1/11/27	41,315	41,157
[7]	Mercedes-Benz Finance North America LLC	4.800%	3/30/28	29,010	28,860
[7]	Mercedes-Benz Finance North America LLC	4.850%	1/11/29	20,000	19,896
[7]	Mercedes-Benz Finance North America LLC	5.000%	1/11/34	20,000	19,806
	TJX Cos. Inc.	3.875%	4/15/30	10,000	9,522
[4]	Toyota Motor Credit Corp.	1.125%	6/18/26	40,000	36,826
[4]	Toyota Motor Credit Corp.	4.550%	9/20/27	31,620	31,312

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toyota Motor Credit Corp.	4.625%	1/12/28	7,185	7,160
[4]	Toyota Motor Credit Corp.	5.250%	9/11/28	15,000	15,263
	Toyota Motor Credit Corp.	3.650%	1/8/29	20,000	19,056
	Toyota Motor Credit Corp.	5.550%	11/20/30	12,505	12,942
	Toyota Motor Credit Corp.	5.100%	3/21/31	19,450	19,605
[4]	Toyota Motor Credit Corp.	4.800%	1/5/34	17,205	16,915
[4]	Yale University	1.482%	4/15/30	6,000	5,039
					608,430
Consumer Staples (1.9%)
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	20,693	20,681
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	51,000	47,475
	Archer-Daniels-Midland Co.	4.500%	8/15/33	8,570	8,286
	Brown-Forman Corp.	4.750%	4/15/33	8,885	8,794
[7]	Cargill Inc.	4.500%	6/24/26	13,162	13,053
	Coca-Cola Co.	1.375%	3/15/31	5,000	4,060
	Colgate-Palmolive Co.	3.250%	8/15/32	12,460	11,270
	Costco Wholesale Corp.	1.600%	4/20/30	34,018	28,645
	Estee Lauder Cos. Inc.	2.375%	12/1/29	4,750	4,175
	Estee Lauder Cos. Inc.	4.650%	5/15/33	4,685	4,594
	Hershey Co.	2.450%	11/15/29	10,000	8,929
	Hershey Co.	1.700%	6/1/30	5,000	4,198
	Hershey Co.	4.500%	5/4/33	8,690	8,589
	Kenvue Inc.	4.900%	3/22/33	10,000	9,995
	Kimberly-Clark Corp.	3.100%	3/26/30	10,507	9,630
[7]	Mars Inc.	4.750%	4/20/33	8,870	8,697
	PepsiCo Inc.	2.750%	3/19/30	2,130	1,917
	PepsiCo Inc.	1.625%	5/1/30	11,745	9,854
	PepsiCo Inc.	1.950%	10/21/31	2,575	2,140
	PepsiCo Inc.	3.900%	7/18/32	990	937
	Philip Morris International Inc.	5.000%	11/17/25	14,410	14,380
	Philip Morris International Inc.	4.875%	2/13/26	20,000	19,933
	Philip Morris International Inc.	4.750%	2/12/27	9,595	9,534
	Philip Morris International Inc.	5.125%	11/17/27	60,575	60,874
	Philip Morris International Inc.	4.875%	2/15/28	24,115	24,059
	Philip Morris International Inc.	3.375%	8/15/29	15,000	13,912
	Philip Morris International Inc.	5.625%	11/17/29	26,265	27,050
	Philip Morris International Inc.	5.125%	2/15/30	41,850	41,854
	Philip Morris International Inc.	5.500%	9/7/30	3,000	3,060
	Philip Morris International Inc.	5.125%	2/13/31	23,310	23,159
	Philip Morris International Inc.	5.750%	11/17/32	17,680	18,250
	Philip Morris International Inc.	5.375%	2/15/33	17,675	17,796
	Philip Morris International Inc.	5.625%	9/7/33	2,000	2,046
	Philip Morris International Inc.	5.250%	2/13/34	34,715	34,382
	Procter & Gamble Co.	4.050%	1/26/33	7,440	7,217
[7]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	7,000	6,540
	Target Corp.	3.375%	4/15/29	870	821
	Target Corp.	2.350%	2/15/30	11,910	10,478
	Target Corp.	2.650%	9/15/30	1,435	1,269
	Target Corp.	4.500%	9/15/32	4,510	4,418
	Unilever Capital Corp.	2.125%	9/6/29	21,050	18,548
	Walmart Inc.	4.000%	4/15/30	14,875	14,523
					590,022
Energy (0.8%)
	BP Capital Markets America Inc.	3.410%	2/11/26	6,722	6,534
[4]	BP Capital Markets America Inc.	3.119%	5/4/26	19,465	18,752

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BP Capital Markets America Inc.	3.017%	1/16/27	2,630	2,511
	BP Capital Markets America Inc.	4.234%	11/6/28	8,000	7,834
	BP Capital Markets America Inc.	1.749%	8/10/30	8,280	6,909
	BP Capital Markets America Inc.	2.721%	1/12/32	22,386	19,282
	BP Capital Markets America Inc.	4.812%	2/13/33	22,000	21,702
	BP Capital Markets plc	3.279%	9/19/27	13,162	12,528
	BP Capital Markets plc	3.723%	11/28/28	2,095	2,004
	Chevron Corp.	2.236%	5/11/30	1,300	1,138
	Enterprise Products Operating LLC	4.850%	1/31/34	30,860	30,394
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	22,000	17,935
[4]	Petronas Capital Ltd.	3.500%	4/21/30	18,743	17,230
[4]	Petronas Energy Canada Ltd.	2.112%	3/23/28	13,860	12,449
[4]	SA Global Sukuk Ltd.	0.946%	6/17/24	2,822	2,798
	Schlumberger Investment SA	4.500%	5/15/28	17,250	17,166
	Schlumberger Investment SA	4.850%	5/15/33	11,870	11,886
	Shell International Finance BV	3.875%	11/13/28	2,135	2,072
	Shell International Finance BV	2.375%	11/7/29	23,115	20,575
	Shell International Finance BV	2.750%	4/6/30	6,080	5,469
	TotalEnergies Capital International SA	3.455%	2/19/29	6,040	5,727
	TotalEnergies Capital International SA	2.829%	1/10/30	10,295	9,306
					252,201
Financials (16.9%)
	Aflac Inc.	1.125%	3/15/26	3,375	3,130
	American Express Co.	4.990%	5/1/26	45,800	45,522
	American Express Co.	2.550%	3/4/27	15,400	14,376
	American Express Co.	5.389%	7/28/27	49,150	49,330
	American Express Co.	5.850%	11/5/27	7,600	7,826
	American Express Co.	5.098%	2/16/28	26,870	26,833
	American Express Co.	5.282%	7/27/29	10,000	10,057
	American Express Co.	4.420%	8/3/33	5,000	4,768
	Ameriprise Financial Inc.	3.000%	4/2/25	30,000	29,290
	Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	4,790	4,802
[4]	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/27	20,000	19,975
[4,8,9]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 0.920%	5.269%	11/4/25	2,600	1,705
	Banco Santander SA	6.527%	11/7/27	15,200	15,598
	Banco Santander SA	5.588%	8/8/28	9,229	9,361
[4]	Bank of America Corp.	3.366%	1/23/26	44,735	43,903
[4]	Bank of America Corp.	3.384%	4/2/26	45,005	44,012
[4]	Bank of America Corp.	1.319%	6/19/26	24,960	23,721
[4]	Bank of America Corp.	4.827%	7/22/26	51,020	50,556
	Bank of America Corp.	5.080%	1/20/27	15,424	15,350
[4]	Bank of America Corp.	3.559%	4/23/27	2,777	2,679
	Bank of America Corp.	1.734%	7/22/27	28,000	25,820
[4]	Bank of America Corp.	3.824%	1/20/28	22,156	21,335
[4]	Bank of America Corp.	2.551%	2/4/28	14,330	13,315
[4]	Bank of America Corp.	3.705%	4/24/28	5,800	5,547
	Bank of America Corp.	4.376%	4/27/28	13,000	12,690
[4]	Bank of America Corp.	4.948%	7/22/28	11,480	11,387
	Bank of America Corp.	6.204%	11/10/28	8,510	8,802
[4]	Bank of America Corp.	3.419%	12/20/28	34,922	32,778
[4]	Bank of America Corp.	3.970%	3/5/29	16,624	15,891
	Bank of America Corp.	5.202%	4/25/29	35,160	35,191
[4]	Bank of America Corp.	2.087%	6/14/29	23,300	20,587
[4]	Bank of America Corp.	3.974%	2/7/30	1,960	1,857

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Bank of America Corp.	3.194%	7/23/30	23,795	21,593
[4]	Bank of America Corp.	2.884%	10/22/30	17,816	15,828
[4]	Bank of America Corp.	2.496%	2/13/31	75	65
[4]	Bank of America Corp.	2.592%	4/29/31	7,500	6,465
[4]	Bank of America Corp.	1.898%	7/23/31	29,543	24,249
[4]	Bank of America Corp.	1.922%	10/24/31	5,000	4,076
[4]	Bank of America Corp.	2.651%	3/11/32	5,110	4,313
	Bank of America Corp.	2.687%	4/22/32	35,400	29,918
	Bank of America Corp.	2.299%	7/21/32	35,200	28,806
[4]	Bank of America Corp.	2.972%	2/4/33	21,960	18,627
	Bank of America Corp.	4.571%	4/27/33	12,100	11,488
[4]	Bank of America Corp.	5.015%	7/22/33	20,330	20,002
	Bank of America Corp.	5.288%	4/25/34	10,000	9,970
	Bank of America Corp.	5.468%	1/23/35	30,000	30,213
	Bank of America NA	5.526%	8/18/26	52,900	53,430
	Bank of Montreal	5.300%	6/5/26	20,000	20,053
[4]	Bank of Montreal	1.250%	9/15/26	11,520	10,509
[4]	Bank of Montreal	4.700%	9/14/27	12,000	11,893
	Bank of Montreal	5.203%	2/1/28	5,900	5,943
	Bank of New York Mellon Corp.	4.414%	7/24/26	19,831	19,588
	Bank of New York Mellon Corp.	4.947%	4/26/27	145,000	144,390
[4]	Bank of New York Mellon Corp.	3.250%	5/16/27	21,080	20,106
[4]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,827	7,505
[4]	Bank of New York Mellon Corp.	5.802%	10/25/28	9,000	9,243
[4]	Bank of New York Mellon Corp.	6.317%	10/25/29	12,402	13,087
	Bank of New York Mellon Corp.	4.596%	7/26/30	9,650	9,479
[4]	Bank of New York Mellon Corp.	5.834%	10/25/33	10,000	10,438
	Bank of New York Mellon Corp.	4.706%	2/1/34	10,000	9,629
[4]	Bank of New York Mellon Corp.	5.188%	3/14/35	30,000	29,861
[7]	Bank of New Zealand	5.076%	1/30/29	30,000	29,960
[4]	Bank of Nova Scotia	3.450%	4/11/25	23,000	22,538
	Bank of Nova Scotia	5.450%	6/12/25	47,320	47,352
	Bank of Nova Scotia	1.050%	3/2/26	14,350	13,276
	Bank of Nova Scotia	1.350%	6/24/26	5,000	4,607
	Bank of Nova Scotia	2.700%	8/3/26	5,674	5,369
	Bank of Nova Scotia	1.300%	9/15/26	7,200	6,574
	Bank of Nova Scotia	1.950%	2/2/27	1,620	1,491
	Bank of Nova Scotia	5.250%	6/12/28	18,290	18,450
	Bank of Nova Scotia	4.850%	2/1/30	2,098	2,083
	Bank of Nova Scotia	2.150%	8/1/31	5,000	4,107
	Bank of Nova Scotia	2.450%	2/2/32	2,500	2,069
	Bank of Nova Scotia	5.650%	2/1/34	10,000	10,293
[7]	Banque Federative du Credit Mutuel SA	5.088%	1/23/27	20,000	19,974
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	10,700	9,464
	BlackRock Funding Inc.	5.000%	3/14/34	12,000	12,050
	BlackRock Inc.	2.400%	4/30/30	2,256	1,977
	BlackRock Inc.	1.900%	1/28/31	2,800	2,331
	BlackRock Inc.	4.750%	5/25/33	10,000	9,939
[7]	BPCE SA	5.203%	1/18/27	10,000	10,019
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	18,736	18,334
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	62,100	61,911
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	9,975	9,181
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	10,000	10,190
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	10,000	10,526
	Cboe Global Markets Inc.	1.625%	12/15/30	7,008	5,734

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cboe Global Markets Inc.	3.000%	3/16/32	9,500	8,286
	Charles Schwab Corp.	3.625%	4/1/25	3,670	3,605
	Charles Schwab Corp.	3.200%	3/2/27	10,000	9,523
	Charles Schwab Corp.	2.450%	3/3/27	23,980	22,339
	Charles Schwab Corp.	3.300%	4/1/27	4,574	4,355
	Charles Schwab Corp.	3.200%	1/25/28	4,143	3,890
	Charles Schwab Corp.	4.000%	2/1/29	8,980	8,648
	Charles Schwab Corp.	5.643%	5/19/29	8,000	8,117
	Charles Schwab Corp.	3.250%	5/22/29	6,955	6,446
	Charles Schwab Corp.	2.900%	3/3/32	9,500	8,142
	Charles Schwab Corp.	5.853%	5/19/34	8,000	8,184
	Chubb INA Holdings Inc.	3.350%	5/3/26	26,845	25,958
	Chubb INA Holdings Inc.	1.375%	9/15/30	19,939	16,244
	Chubb INA Holdings Inc.	5.000%	3/15/34	18,450	18,504
[4]	Citibank NA	5.488%	12/4/26	16,140	16,312
	CME Group Inc.	2.650%	3/15/32	14,133	12,204
[4]	Cooperatieve Rabobank UA	5.500%	7/18/25	36,730	36,860
	Credit Suisse AG	5.000%	7/9/27	26,867	26,621
[7]	Danske Bank A/S	1.549%	9/10/27	2,846	2,594
[7]	DNB Bank ASA	1.535%	5/25/27	10,000	9,202
	Franklin Resources Inc.	1.600%	10/30/30	5,000	4,085
[7]	GA Global Funding Trust	5.500%	1/8/29	15,000	15,053
	HSBC Holdings plc	4.180%	12/9/25	7,900	7,803
	HSBC Holdings plc	4.300%	3/8/26	4,840	4,751
	HSBC Holdings plc	2.999%	3/10/26	52,385	51,033
[4]	HSBC Holdings plc	1.645%	4/18/26	29,410	28,175
	HSBC Holdings plc	3.900%	5/25/26	3,650	3,553
[4]	HSBC Holdings plc	2.099%	6/4/26	29,727	28,504
[4]	HSBC Holdings plc	4.292%	9/12/26	9,308	9,135
	HSBC Holdings plc	1.589%	5/24/27	13,330	12,264
	HSBC Holdings plc	2.251%	11/22/27	6,200	5,714
	HSBC Holdings plc	4.755%	6/9/28	5,500	5,390
[4]	HSBC Holdings plc	2.013%	9/22/28	25,000	22,335
	HSBC Holdings plc	7.390%	11/3/28	10,845	11,534
	HSBC Holdings plc	6.161%	3/9/29	10,000	10,270
[4]	HSBC Holdings plc	4.583%	6/19/29	8,855	8,581
	HSBC Holdings plc	2.206%	8/17/29	10,000	8,764
	HSBC Holdings plc	4.950%	3/31/30	10,000	9,923
[4]	HSBC Holdings plc	2.357%	8/18/31	7,440	6,196
	HSBC Holdings plc	2.804%	5/24/32	10,000	8,371
	HSBC Holdings plc	2.871%	11/22/32	4,000	3,341
	HSBC Holdings plc	5.402%	8/11/33	3,000	2,991
	HSBC Holdings plc	6.254%	3/9/34	8,500	8,958
	Huntington National Bank	4.552%	5/17/28	5,000	4,843
	Huntington National Bank	5.650%	1/10/30	6,250	6,287
	Intercontinental Exchange Inc.	4.000%	9/15/27	10,500	10,200
	Intercontinental Exchange Inc.	4.350%	6/15/29	14,700	14,325
	Intercontinental Exchange Inc.	1.850%	9/15/32	5,200	4,067
	Intercontinental Exchange Inc.	4.600%	3/15/33	12,500	12,113
	Invesco Finance plc	3.750%	1/15/26	1,897	1,849
	JPMorgan Chase & Co.	5.546%	12/15/25	15,750	15,734
	JPMorgan Chase & Co.	2.595%	2/24/26	4,546	4,429
[4]	JPMorgan Chase & Co.	2.083%	4/22/26	60,410	58,221
	JPMorgan Chase & Co.	4.080%	4/26/26	5,000	4,923
	JPMorgan Chase & Co.	3.200%	6/15/26	21,430	20,618

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	1.045%	11/19/26	11,045	10,301
	JPMorgan Chase & Co.	4.125%	12/15/26	8,190	7,984
[4]	JPMorgan Chase & Co.	3.960%	1/29/27	12,891	12,588
	JPMorgan Chase & Co.	1.578%	4/22/27	10,000	9,272
	JPMorgan Chase & Co.	1.470%	9/22/27	12,000	10,945
	JPMorgan Chase & Co.	6.070%	10/22/27	18,340	18,708
	JPMorgan Chase & Co.	5.040%	1/23/28	94,990	94,639
[4]	JPMorgan Chase & Co.	3.782%	2/1/28	3,910	3,765
	JPMorgan Chase & Co.	2.947%	2/24/28	4,685	4,401
[4]	JPMorgan Chase & Co.	3.540%	5/1/28	27,440	26,210
[4]	JPMorgan Chase & Co.	3.509%	1/23/29	8,575	8,109
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	19,835	19,000
	JPMorgan Chase & Co.	2.069%	6/1/29	36,944	32,760
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	42,077	41,018
	JPMorgan Chase & Co.	5.012%	1/23/30	18,401	18,324
[4]	JPMorgan Chase & Co.	3.702%	5/6/30	4,600	4,309
[4]	JPMorgan Chase & Co.	2.739%	10/15/30	20,000	17,710
[4]	JPMorgan Chase & Co.	4.493%	3/24/31	12,900	12,470
	JPMorgan Chase & Co.	1.764%	11/19/31	10,904	8,838
	JPMorgan Chase & Co.	1.953%	2/4/32	8,830	7,188
	JPMorgan Chase & Co.	2.580%	4/22/32	40,675	34,331
	JPMorgan Chase & Co.	2.545%	11/8/32	15,000	12,470
	JPMorgan Chase & Co.	4.586%	4/26/33	8,790	8,413
	JPMorgan Chase & Co.	4.912%	7/25/33	7,600	7,434
	JPMorgan Chase & Co.	5.350%	6/1/34	21,970	22,058
	JPMorgan Chase & Co.	6.254%	10/23/34	7,000	7,476
[7]	Macquarie Bank Ltd.	5.208%	6/15/26	12,828	12,814
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	5,000	4,890
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	38,940	37,528
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	5,800	4,941
	Mastercard Inc.	2.950%	6/1/29	11,000	10,133
	Mastercard Inc.	2.000%	11/18/31	5,850	4,834
[4]	MDGH GMTN RSC Ltd.	2.500%	11/7/24	624	611
	MetLife Inc.	4.550%	3/23/30	5,165	5,115
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	10,917	10,381
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	3,900	3,903
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	575	565
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	1,807	1,708
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	10,800	9,945
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	11,500	10,522
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	18,300	18,239
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	7,330	7,401
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	6,550	6,230
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	10,500	10,575
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	8,000	7,328
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	3,710	3,769
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	10,000	8,324
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	7,000	5,849
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	3,800	3,799
	Mizuho Financial Group Inc.	1.554%	7/9/27	8,000	7,353
	Mizuho Financial Group Inc.	5.778%	7/6/29	17,670	18,061
[4]	Mizuho Financial Group Inc.	3.153%	7/16/30	5,400	4,892
[4]	Mizuho Financial Group Inc.	2.869%	9/13/30	4,000	3,553
	Mizuho Financial Group Inc.	5.739%	5/27/31	10,000	10,266
[4]	Mizuho Financial Group Inc.	2.201%	7/10/31	5,000	4,179

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mizuho Financial Group Inc.	5.748%	7/6/34	15,000	15,456
	Morgan Stanley	0.790%	5/30/25	21,800	21,592
[4]	Morgan Stanley	4.000%	7/23/25	16,355	16,084
[4]	Morgan Stanley	3.875%	1/27/26	8,000	7,815
	Morgan Stanley	3.625%	1/20/27	3,625	3,500
	Morgan Stanley	5.050%	1/28/27	18,480	18,413
	Morgan Stanley	1.593%	5/4/27	3,575	3,306
[4]	Morgan Stanley	1.512%	7/20/27	3,644	3,344
	Morgan Stanley	2.475%	1/21/28	11,900	11,067
	Morgan Stanley	6.296%	10/18/28	42,436	43,908
[4]	Morgan Stanley	3.772%	1/24/29	25,000	23,785
	Morgan Stanley	5.123%	2/1/29	24,090	24,035
[4]	Morgan Stanley	5.164%	4/20/29	10,000	9,992
	Morgan Stanley	5.173%	1/16/30	25,000	25,028
[4]	Morgan Stanley	2.699%	1/22/31	17,775	15,532
[4]	Morgan Stanley	3.622%	4/1/31	20,000	18,350
[4]	Morgan Stanley	1.794%	2/13/32	42,486	33,960
[4]	Morgan Stanley	1.928%	4/28/32	8,285	6,648
[4]	Morgan Stanley	2.239%	7/21/32	21,500	17,529
[4]	Morgan Stanley	2.511%	10/20/32	10,000	8,261
	Morgan Stanley	4.889%	7/20/33	22,950	22,256
	Morgan Stanley	6.342%	10/18/33	29,000	31,066
[4]	Morgan Stanley	5.250%	4/21/34	19,420	19,237
	Morgan Stanley	5.466%	1/18/35	10,000	10,086
[4]	Morgan Stanley Bank NA	4.754%	4/21/26	58,300	57,913
[4]	Morgan Stanley Bank NA	4.952%	1/14/28	43,050	42,848
	NatWest Group plc	5.778%	3/1/35	14,920	15,126
[7]	New York Life Global Funding	1.850%	8/1/31	5,000	4,017
[7]	New York Life Global Funding	4.550%	1/28/33	10,000	9,647
[7]	New York Life Global Funding	5.000%	1/9/34	9,250	9,141
[4]	NongHyup Bank	1.250%	7/28/26	20,000	18,249
	Northern Trust Corp.	4.000%	5/10/27	15,400	15,002
	Northern Trust Corp.	6.125%	11/2/32	10,000	10,560
[4]	PNC Bank NA	3.100%	10/25/27	17,317	16,154
	PNC Financial Services Group Inc.	5.812%	6/12/26	23,870	23,953
	PNC Financial Services Group Inc.	3.150%	5/19/27	32,129	30,424
	PNC Financial Services Group Inc.	6.615%	10/20/27	8,820	9,077
	PNC Financial Services Group Inc.	5.300%	1/21/28	16,590	16,602
	PNC Financial Services Group Inc.	5.354%	12/2/28	7,900	7,932
	PNC Financial Services Group Inc.	3.450%	4/23/29	11,370	10,612
	PNC Financial Services Group Inc.	5.582%	6/12/29	102,000	103,237
	PNC Financial Services Group Inc.	2.550%	1/22/30	41,508	36,213
	PNC Financial Services Group Inc.	6.037%	10/28/33	10,000	10,340
	PNC Financial Services Group Inc.	5.068%	1/24/34	24,660	23,851
	PNC Financial Services Group Inc.	6.875%	10/20/34	4,500	4,926
	Progressive Corp.	2.500%	3/15/27	6,700	6,282
	Progressive Corp.	3.200%	3/26/30	8,620	7,870
	Progressive Corp.	4.950%	6/15/33	10,000	9,984
[4]	Prudential Financial Inc.	1.500%	3/10/26	4,500	4,212
	Royal Bank of Canada	1.200%	4/27/26	17,540	16,207
[4]	Royal Bank of Canada	1.150%	7/14/26	16,170	14,812
[4]	Royal Bank of Canada	5.200%	7/20/26	80,000	80,233
[4]	Royal Bank of Canada	1.400%	11/2/26	12,950	11,831
[4]	Royal Bank of Canada	4.875%	1/19/27	16,500	16,457
	Royal Bank of Canada	3.625%	5/4/27	6,700	6,445

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Royal Bank of Canada	4.240%	8/3/27	4,100	4,006
[4]	Royal Bank of Canada	5.200%	8/1/28	12,470	12,599
[4]	Royal Bank of Canada	4.950%	2/1/29	10,000	10,005
	Royal Bank of Canada	3.875%	5/4/32	7,300	6,739
[4]	Royal Bank of Canada	5.000%	2/1/33	8,552	8,513
[4]	Royal Bank of Canada	5.150%	2/1/34	10,000	10,005
	State Street Corp.	4.857%	1/26/26	8,520	8,469
	State Street Corp.	2.650%	5/19/26	1,125	1,073
	State Street Corp.	5.272%	8/3/26	83,670	84,077
	State Street Corp.	2.203%	2/7/28	9,580	8,875
	State Street Corp.	3.152%	3/30/31	11,280	10,135
	State Street Corp.	4.821%	1/26/34	3,000	2,917
	State Street Corp.	5.159%	5/18/34	10,000	9,940
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	18,295	17,421
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	15,800	15,856
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	43,080	43,736
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	14,962	14,171
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	14,400	13,164
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,290	9,865
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	1,980	1,882
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	21,000	19,853
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	11,080	11,296
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	4,040	3,845
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	24,260	21,257
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	2,850	2,807
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	13,550	12,287
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	12,030	10,657
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	12,500	10,468
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	2,500	2,045
[7]	Svenska Handelsbanken AB	3.950%	6/10/27	15,000	14,563
[7]	Svenska Handelsbanken AB	1.418%	6/11/27	5,400	4,922
	Toronto-Dominion Bank	3.766%	6/6/25	22,592	22,195
[4]	Toronto-Dominion Bank	1.150%	6/12/25	11,000	10,476
[4]	Toronto-Dominion Bank	5.532%	7/17/26	58,460	58,962
[4]	Toronto-Dominion Bank	1.250%	9/10/26	15,680	14,303
[4]	Toronto-Dominion Bank	2.800%	3/10/27	27,500	25,888
[4,6]	Toronto-Dominion Bank	4.980%	4/5/27	14,290	14,266
	Toronto-Dominion Bank	4.108%	6/8/27	26,700	25,989
	Toronto-Dominion Bank	5.156%	1/10/28	13,625	13,714
[4,6]	Toronto-Dominion Bank	4.994%	4/5/29	26,730	26,719
[4]	Toronto-Dominion Bank	3.625%	9/15/31	1,250	1,196
[4]	Toronto-Dominion Bank	3.200%	3/10/32	41,145	36,141
	Toronto-Dominion Bank	4.456%	6/8/32	16,785	16,051
[4]	Truist Bank	4.050%	11/3/25	32,675	32,095
[4]	Truist Bank	2.250%	3/11/30	5,950	4,952
[4]	Truist Financial Corp.	4.873%	1/26/29	10,000	9,825
[4]	Truist Financial Corp.	1.950%	6/5/30	10,523	8,703
[4]	Truist Financial Corp.	6.123%	10/28/33	18,333	18,923
[4]	Truist Financial Corp.	5.122%	1/26/34	6,500	6,248
[4]	Truist Financial Corp.	5.867%	6/8/34	6,180	6,254
	UBS AG	5.800%	9/11/25	30,000	30,210
	UBS AG	5.650%	9/11/28	15,000	15,357
[7]	UBS Group AG	4.703%	8/5/27	8,220	8,067
[7]	UBS Group AG	6.327%	12/22/27	14,711	15,018
[7]	UBS Group AG	4.282%	1/9/28	20,000	19,290

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	UBS Group AG	6.442%	8/11/28	25,000	25,747
[7]	UBS Group AG	5.428%	2/8/30	15,000	15,014
[4]	US Bancorp	3.950%	11/17/25	21,617	21,178
[4]	US Bancorp	3.100%	4/27/26	3,024	2,899
[4]	US Bancorp	2.215%	1/27/28	6,309	5,818
[4]	US Bancorp	3.900%	4/26/28	7,700	7,407
	US Bancorp	4.653%	2/1/29	6,220	6,089
	US Bancorp	5.775%	6/12/29	14,000	14,244
	US Bancorp	5.384%	1/23/30	34,250	34,401
[4]	US Bancorp	1.375%	7/22/30	10,000	8,032
[4]	US Bancorp	4.967%	7/22/33	35,965	34,031
	US Bancorp	5.850%	10/21/33	18,000	18,373
[4]	Wells Fargo & Co.	3.550%	9/29/25	5,920	5,772
[4]	Wells Fargo & Co.	2.164%	2/11/26	5,350	5,189
	Wells Fargo & Co.	3.000%	4/22/26	20,000	19,130
[4]	Wells Fargo & Co.	2.188%	4/30/26	10,000	9,632
	Wells Fargo & Co.	3.000%	10/23/26	16,620	15,734
[4]	Wells Fargo & Co.	3.196%	6/17/27	7,100	6,779
[4]	Wells Fargo & Co.	3.526%	3/24/28	12,000	11,420
[4]	Wells Fargo & Co.	3.584%	5/22/28	23,390	22,226
[4]	Wells Fargo & Co.	2.393%	6/2/28	9,270	8,485
[4]	Wells Fargo & Co.	4.808%	7/25/28	7,233	7,126
	Wells Fargo & Co.	6.303%	10/23/29	30,320	31,582
[4]	Wells Fargo & Co.	2.572%	2/11/31	10,000	8,615
[4]	Wells Fargo & Co.	4.897%	7/25/33	15,900	15,307
	Wells Fargo & Co.	5.389%	4/24/34	15,000	14,884
	Wells Fargo Bank NA	4.811%	1/15/26	30,000	29,843
[4]	Wells Fargo Bank NA	5.450%	8/7/26	53,170	53,523
	Westpac Banking Corp.	3.350%	3/8/27	1,170	1,123
[4,8,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.750%	5.088%	2/16/26	19,700	12,880
[4,8,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.950%	5.297%	11/11/25	5,100	3,347
					5,351,883
Health Care (2.8%)
	AbbVie Inc.	2.950%	11/21/26	10,000	9,519
	AbbVie Inc.	4.800%	3/15/29	23,270	23,316
	AbbVie Inc.	4.950%	3/15/31	43,055	43,434
	AbbVie Inc.	5.050%	3/15/34	41,250	41,749
[4]	Ascension Health	2.532%	11/15/29	2,500	2,230
	AstraZeneca Finance LLC	4.900%	2/26/31	25,000	25,084
	AstraZeneca Finance LLC	4.875%	3/3/33	10,000	9,974
	AstraZeneca Finance LLC	5.000%	2/26/34	37,390	37,533
	AstraZeneca plc	1.375%	8/6/30	26,523	21,651
[4]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	7,000	6,822
	Bristol-Myers Squibb Co.	4.900%	2/22/27	2,455	2,463
	Bristol-Myers Squibb Co.	4.900%	2/22/29	10,545	10,599
	Bristol-Myers Squibb Co.	3.400%	7/26/29	12,720	11,949
	Bristol-Myers Squibb Co.	5.750%	2/1/31	8,575	8,992
	Bristol-Myers Squibb Co.	5.100%	2/22/31	8,950	9,032
	Bristol-Myers Squibb Co.	5.200%	2/22/34	42,855	43,512
[4]	Cedars-Sinai Health System	2.288%	8/15/31	2,000	1,677
[7]	CSL Finance plc	4.250%	4/27/32	13,335	12,693
	Eli Lilly & Co.	3.375%	3/15/29	8,803	8,352
	Eli Lilly & Co.	4.700%	2/27/33	2,855	2,844

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eli Lilly & Co.	4.700%	2/9/34	24,930	24,811
	GlaxoSmithKline Capital plc	3.375%	6/1/29	12,762	12,040
	Merck & Co. Inc.	1.900%	12/10/28	4,840	4,294
	Merck & Co. Inc.	3.400%	3/7/29	9,790	9,275
	Merck & Co. Inc.	4.300%	5/17/30	12,500	12,229
	Merck & Co. Inc.	1.450%	6/24/30	12,925	10,643
	Merck & Co. Inc.	2.150%	12/10/31	14,885	12,455
	Novartis Capital Corp.	2.200%	8/14/30	27,712	24,063
	Pfizer Inc.	2.625%	4/1/30	4,545	4,049
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	67,860	66,877
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	63,585	62,917
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	38,620	38,042
[4]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	278	260
[4]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,000	4,377
[7]	Roche Holdings Inc.	1.930%	12/13/28	22,500	19,853
[7]	Roche Holdings Inc.	4.909%	3/8/31	25,745	25,835
[7]	Roche Holdings Inc.	4.985%	3/8/34	25,700	25,861
	Sutter Health	5.164%	8/15/33	3,785	3,815
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	13,165	13,217
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	14,055	14,184
	UnitedHealth Group Inc.	3.875%	12/15/28	8,345	8,049
	UnitedHealth Group Inc.	4.250%	1/15/29	47,195	46,253
	UnitedHealth Group Inc.	5.300%	2/15/30	5,655	5,787
	UnitedHealth Group Inc.	4.900%	4/15/31	39,835	39,853
	UnitedHealth Group Inc.	2.300%	5/15/31	11,500	9,729
	UnitedHealth Group Inc.	4.500%	4/15/33	15,185	14,697
	UnitedHealth Group Inc.	5.000%	4/15/34	23,975	23,999
					870,889
Industrials (1.3%)
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	7,535	7,198
	Canadian National Railway Co.	3.850%	8/5/32	26,900	24,982
	Cummins Inc.	4.900%	2/20/29	7,140	7,183
	Emerson Electric Co.	1.800%	10/15/27	879	794
	Emerson Electric Co.	2.000%	12/21/28	17,890	15,904
[7]	ERAC USA Finance LLC	5.000%	2/15/29	16,470	16,503
	General Dynamics Corp.	3.500%	4/1/27	28,930	27,947
	General Dynamics Corp.	2.625%	11/15/27	18,985	17,632
	General Dynamics Corp.	3.750%	5/15/28	5,580	5,407
	General Dynamics Corp.	3.625%	4/1/30	4,100	3,856
	General Dynamics Corp.	2.250%	6/1/31	5,000	4,237
	Honeywell International Inc.	4.250%	1/15/29	15,125	14,887
	Honeywell International Inc.	1.750%	9/1/31	20,250	16,433
[4]	John Deere Capital Corp.	4.750%	6/8/26	5,903	5,883
[4]	John Deere Capital Corp.	1.050%	6/17/26	37,500	34,500
[4]	John Deere Capital Corp.	2.350%	3/8/27	13,070	12,207
[4]	John Deere Capital Corp.	4.950%	7/14/28	15,000	15,120
	John Deere Capital Corp.	4.500%	1/16/29	23,520	23,281
[4]	John Deere Capital Corp.	4.700%	6/10/30	17,625	17,538
[4]	John Deere Capital Corp.	2.000%	6/17/31	25,000	20,740
[4]	John Deere Capital Corp.	3.900%	6/7/32	2,665	2,500
	Lockheed Martin Corp.	5.100%	11/15/27	16,210	16,407
	Lockheed Martin Corp.	4.450%	5/15/28	5,250	5,201
	Lockheed Martin Corp.	4.500%	2/15/29	35,460	35,162
	Lockheed Martin Corp.	1.850%	6/15/30	5,895	4,973
	Lockheed Martin Corp.	3.900%	6/15/32	14,670	13,775

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lockheed Martin Corp.	5.250%	1/15/33	13,300	13,663
	Rockwell Automation Inc.	1.750%	8/15/31	7,500	6,053
[7]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	29,050	27,070
	Tyco Electronics Group SA	4.500%	2/13/26	5,550	5,494
					422,530
Materials (0.4%)
	Air Products and Chemicals Inc.	4.750%	2/8/31	10,265	10,222
	Air Products and Chemicals Inc.	4.850%	2/8/34	26,665	26,379
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	10,300	10,274
[7]	Georgia-Pacific LLC	0.950%	5/15/26	50,855	46,621
[7]	Georgia-Pacific LLC	2.300%	4/30/30	13,980	12,020
	Linde Inc.	1.100%	8/10/30	12,430	10,047
					115,563
Real Estate (0.7%)
[4]	AvalonBay Communities Inc.	3.450%	6/1/25	11,190	10,962
[4]	AvalonBay Communities Inc.	3.350%	5/15/27	2,960	2,824
[4]	AvalonBay Communities Inc.	3.200%	1/15/28	2,250	2,117
	AvalonBay Communities Inc.	1.900%	12/1/28	5,000	4,387
[4]	AvalonBay Communities Inc.	2.300%	3/1/30	5,000	4,328
	AvalonBay Communities Inc.	5.000%	2/15/33	3,300	3,269
	Camden Property Trust	5.850%	11/3/26	8,000	8,153
	Camden Property Trust	4.900%	1/15/34	10,000	9,725
	ERP Operating LP	2.850%	11/1/26	3,000	2,841
	ERP Operating LP	4.150%	12/1/28	11,480	11,133
	ERP Operating LP	3.000%	7/1/29	8,120	7,385
	ERP Operating LP	2.500%	2/15/30	1,500	1,313
	ERP Operating LP	1.850%	8/1/31	4,750	3,855
	Mid-America Apartments LP	5.000%	3/15/34	22,150	21,814
	Prologis LP	2.125%	4/15/27	3,600	3,316
	Prologis LP	1.250%	10/15/30	10,000	8,020
	Prologis LP	1.750%	2/1/31	7,783	6,374
	Prologis LP	4.625%	1/15/33	7,817	7,593
	Public Storage Operating Co.	1.850%	5/1/28	5,710	5,086
	Public Storage Operating Co.	1.950%	11/9/28	3,500	3,092
	Public Storage Operating Co.	5.125%	1/15/29	2,670	2,716
	Public Storage Operating Co.	3.385%	5/1/29	11,800	11,060
	Public Storage Operating Co.	2.300%	5/1/31	9,170	7,750
	Public Storage Operating Co.	5.100%	8/1/33	7,500	7,534
	Realty Income Corp.	3.875%	4/15/25	18,632	18,332
	Realty Income Corp.	0.750%	3/15/26	4,710	4,320
	Realty Income Corp.	4.125%	10/15/26	16,355	15,975
	Simon Property Group LP	3.500%	9/1/25	7,754	7,572
	Simon Property Group LP	1.375%	1/15/27	5,000	4,547
	Simon Property Group LP	3.375%	6/15/27	10,780	10,285
	Simon Property Group LP	3.375%	12/1/27	1,068	1,012
	Simon Property Group LP	2.450%	9/13/29	3,300	2,905
	Simon Property Group LP	2.650%	7/15/30	11,500	10,048
					231,643
Technology (1.3%)
	Adobe Inc.	2.150%	2/1/27	33,206	31,001
	Analog Devices Inc.	1.700%	10/1/28	9,350	8,220
	Analog Devices Inc.	2.100%	10/1/31	14,030	11,637
	Apple Inc.	3.250%	8/8/29	22,470	21,105
	Cisco Systems Inc.	4.850%	2/26/29	30,680	30,913

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cisco Systems Inc.	4.950%	2/26/31	37,410	37,723
	Cisco Systems Inc.	5.050%	2/26/34	19,960	20,214
	Intel Corp.	4.875%	2/10/26	12,232	12,197
	Intel Corp.	3.750%	3/25/27	4,660	4,524
	Intel Corp.	1.600%	8/12/28	19,100	16,755
	Intel Corp.	2.450%	11/15/29	14,155	12,540
	International Business Machines Corp.	3.450%	2/19/26	2,500	2,431
	International Business Machines Corp.	3.300%	5/15/26	46,875	45,222
	NVIDIA Corp.	1.550%	6/15/28	28,000	24,953
	QUALCOMM Inc.	1.300%	5/20/28	15,188	13,328
	S&P Global Inc.	2.700%	3/1/29	48,460	44,039
	S&P Global Inc.	2.500%	12/1/29	10,680	9,456
	S&P Global Inc.	2.900%	3/1/32	12,820	11,163
	Salesforce Inc.	1.500%	7/15/28	14,138	12,440
	Salesforce Inc.	1.950%	7/15/31	7,425	6,165
	Texas Instruments Inc.	4.600%	2/15/28	23,860	23,877
	Texas Instruments Inc.	2.250%	9/4/29	10,000	8,855
	Texas Instruments Inc.	1.750%	5/4/30	9,245	7,807
	Texas Instruments Inc.	3.650%	8/16/32	6,365	5,898
					422,463
Utilities (1.6%)
	AEP Transmission Co. LLC	3.100%	12/1/26	8,040	7,646
	Ameren Illinois Co.	1.550%	11/15/30	8,575	6,948
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	8,745	7,416
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	4,770	4,736
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	10,000	10,101
	Commonwealth Edison Co.	2.550%	6/15/26	8,002	7,595
[4]	Commonwealth Edison Co.	3.150%	3/15/32	3,000	2,650
	Commonwealth Edison Co.	4.900%	2/1/33	11,320	11,236
[4]	Connecticut Light & Power Co.	3.200%	3/15/27	21,650	20,674
	Consumers Energy Co.	3.600%	8/15/32	4,500	4,074
[4]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	10,000	8,275
[4]	DTE Electric Co.	1.900%	4/1/28	4,400	3,946
	DTE Electric Co.	2.250%	3/1/30	6,000	5,193
	Duke Energy Carolinas LLC	3.950%	11/15/28	6,005	5,808
	Duke Energy Carolinas LLC	2.450%	8/15/29	7,430	6,584
	Duke Energy Carolinas LLC	2.450%	2/1/30	2,735	2,403
	Duke Energy Carolinas LLC	2.550%	4/15/31	15,576	13,434
	Duke Energy Carolinas LLC	4.950%	1/15/33	17,470	17,372
	Duke Energy Florida LLC	3.200%	1/15/27	17,632	16,836
	Duke Energy Florida LLC	3.800%	7/15/28	10,765	10,354
	Duke Energy Florida LLC	2.500%	12/1/29	16,960	15,034
	Duke Energy Florida LLC	2.400%	12/15/31	5,000	4,196
	Duke Energy Ohio Inc.	5.250%	4/1/33	1,990	2,011
	Duke Energy Progress LLC	3.700%	9/1/28	12,100	11,576
	Duke Energy Progress LLC	3.450%	3/15/29	1,520	1,430
	Duke Energy Progress LLC	2.000%	8/15/31	12,500	10,193
	Entergy Arkansas LLC	3.500%	4/1/26	10,288	9,991
	Entergy Arkansas LLC	5.150%	1/15/33	4,480	4,495
	Entergy Louisiana LLC	2.400%	10/1/26	5,560	5,208
	Entergy Louisiana LLC	1.600%	12/15/30	4,435	3,544
	Evergy Kansas Central Inc.	2.550%	7/1/26	13,385	12,691
	Florida Power & Light Co.	2.450%	2/3/32	5,000	4,215
[4]	Kentucky Utilities Co.	5.450%	4/15/33	7,630	7,804
[4]	Korea East-West Power Co. Ltd.	1.750%	5/6/25	15,000	14,420

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Korea East-West Power Co. Ltd.	3.600%	5/6/25	11,435	11,211
[4]	Louisville Gas & Electric Co.	5.450%	4/15/33	6,100	6,218
	MidAmerican Energy Co.	3.100%	5/1/27	1,170	1,112
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	9,675	9,166
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	10,945	10,516
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	9,996	9,458
[4]	Nevada Power Co.	2.400%	5/1/30	8,360	7,213
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	8,690	8,872
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	13,000	12,168
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	5,000	4,892
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	8,555	8,112
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	12,750	11,315
[4]	PG&E Recovery Funding LLC	5.045%	7/15/32	2,398	2,403
	PPL Electric Utilities Corp.	4.850%	2/15/34	9,950	9,792
[4]	Public Service Electric & Gas Co.	2.250%	9/15/26	5,000	4,691
[4]	Public Service Electric & Gas Co.	3.000%	5/15/27	5,430	5,135
[4]	Public Service Electric & Gas Co.	3.700%	5/1/28	1,980	1,902
[4]	Public Service Electric & Gas Co.	3.650%	9/1/28	2,730	2,608
[4]	Public Service Electric & Gas Co.	2.450%	1/15/30	7,500	6,555
[4]	Public Service Electric & Gas Co.	4.650%	3/15/33	9,990	9,721
[4]	Public Service Electric & Gas Co.	5.200%	3/1/34	10,000	10,121
	Union Electric Co.	2.950%	6/15/27	1,177	1,108
	Union Electric Co.	2.950%	3/15/30	15,000	13,389
[6]	Union Electric Co.	5.200%	4/1/34	12,500	12,521
[4]	Virginia Electric & Power Co.	3.100%	5/15/25	6,210	6,057
[4]	Virginia Electric & Power Co.	3.150%	1/15/26	5,700	5,505
[4]	Virginia Electric & Power Co.	2.950%	11/15/26	10,000	9,505
[4]	Virginia Electric & Power Co.	3.500%	3/15/27	6,260	6,013
	Virginia Electric & Power Co.	5.000%	4/1/33	15,190	14,985
	Wisconsin Electric Power Co.	4.750%	9/30/32	7,500	7,390
	Wisconsin Public Service Corp.	5.350%	11/10/25	5,575	5,597
					515,340
Total Corporate Bonds (Cost $9,959,635)					9,621,050
Sovereign Bonds (2.1%)
[4,7]	Airport Authority Hong Kong	4.875%	1/12/26	15,690	15,668
[4]	Arab Petroleum Investments Corp.	1.460%	6/30/25	2,880	2,738
[4,7,10]	Bank Gospodarstwa Krajowego	6.250%	10/31/28	20,430	21,296
[4]	Bermuda	3.717%	1/25/27	11,758	11,202
[4]	Bermuda	4.750%	2/15/29	10,984	10,646
[4]	Bermuda	2.375%	8/20/30	5,000	4,187
[4]	Bermuda	5.000%	7/15/32	11,700	11,268
[4,7]	Central American Bank for Economic Integration	5.000%	1/25/27	29,484	29,390
[4,11]	Development Bank of Japan Inc.	2.750%	9/16/25	8,500	8,207
	Export-Import Bank of Korea	4.875%	1/11/26	14,900	14,876
	Export-Import Bank of Korea	2.625%	5/26/26	2,000	1,905
[4,7]	Kingdom of Saudi Arabia	4.750%	1/16/30	62,400	61,762
[4]	Kingdom of Saudi Arabia	4.750%	1/16/30	14,870	14,710
[4]	Korea Electric Power Corp.	1.125%	6/15/25	18,400	17,495
[4]	Korea Gas Corp.	3.875%	7/13/27	35,000	33,739
	Korea Hydro & Nuclear Power Co. Ltd.	1.250%	4/27/26	35,000	32,268

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Korea Hydro & Nuclear Power Co. Ltd.	4.250%	7/27/27	35,000	34,071
[4,7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,600	6,257
[4,7]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	24,580	23,049
[4,7]	Ontario Teachers' Finance Trust	1.250%	9/27/30	25,000	20,289
[4]	QatarEnergy	1.375%	9/12/26	7,202	6,608
[4]	QatarEnergy	2.250%	7/12/31	10,000	8,394
[4]	Republic of Chile	2.750%	1/31/27	66,596	62,396
[4]	Republic of Chile	4.850%	1/22/29	30,000	29,803
[4]	Republic of Poland	5.125%	9/18/34	14,425	14,391
[4]	Saudi Arabian Oil Co.	1.625%	11/24/25	7,190	6,775
[4]	Saudi Arabian Oil Co.	3.500%	4/16/29	5,160	4,819
[4,12]	State of Israel	1.500%	1/16/29	6,270	6,011
	State of Israel	5.375%	3/12/29	9,220	9,241
	State of Israel	4.500%	1/17/33	9,000	8,369
[4]	Temasek Financial I Ltd.	3.625%	8/1/28	29,500	28,499
[4]	Temasek Financial I Ltd.	1.000%	10/6/30	5,000	3,999
[4,7]	Temasek Financial I Ltd.	1.625%	8/2/31	125,000	102,613
[4,7]	Tokyo Metropolitan Government	4.625%	6/1/26	14,160	14,005
Total Sovereign Bonds (Cost $720,940)					680,946
Taxable Municipal Bonds (0.9%)
	California GO	2.650%	4/1/26	50,000	48,083
	Dallas TX Waterworks & Sewer System Revenue	2.589%	10/1/27	1,450	1,363
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	75,000	67,996
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	55,000	46,980
	New York City NY GO	3.750%	6/1/28	1,020	988
	New York City NY GO	2.330%	10/1/29	5,000	4,454
	University of California Revenue	3.063%	7/1/25	3,430	3,354
	University of California Revenue	1.316%	5/15/27	25,000	22,651
	University of California Revenue	3.349%	7/1/29	48,635	45,984
	University of California Revenue	1.614%	5/15/30	34,665	29,244
[13]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	1,915	1,927
Total Taxable Municipal Bonds (Cost $305,938)					273,024

Institutional Intermediate-Term Bond Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[14]	Vanguard Market Liquidity Fund (Cost $246,862)	5.407%	2,469,115	246,862
Total Investments (98.5%) (Cost $31,989,827)				31,129,964
Other Assets and Liabilities—Net (1.5%)				461,806
Net Assets (100%)				31,591,770
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $9,868,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $632,000 have been segregated as collateral for open forward currency contracts.
3	Securities with a value of $23,728,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2024.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate value was $2,301,429,000, representing 7.3% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in Australian dollars.
10	Guaranteed by the Republic of Poland.
11	Guaranteed by the Government of Japan.
12	Face amount denominated in euro.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Institutional Intermediate-Term Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2024	4,596	939,810	(1,192)
5-Year U.S. Treasury Note	June 2024	5,416	579,597	—
Ultra Long U.S. Treasury Bond	June 2024	76	9,804	208
				(984)

Short Futures Contracts
10-Year U.S. Treasury Note	June 2024	(4,742)	(525,399)	(298)
Euro-Bobl	June 2024	(41)	(5,231)	(26)
Long U.S. Treasury Bond	June 2024	(562)	(67,686)	(630)
Ultra 10-Year U.S. Treasury Note	June 2024	(3,826)	(438,495)	(1,654)
				(2,608)
				(3,592)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Barclays Bank plc	4/26/24	EUR	52,786	USD	57,713	—	(711)
Morgan Stanley Capital Services LLC	4/26/24	EUR	24,030	USD	26,169	—	(221)
Toronto-Dominion Bank	4/26/24	EUR	17,348	USD	19,043	—	(309)
Bank of America, N.A.	4/26/24	EUR	7,288	USD	7,927	—	(57)
UBS AG	4/26/24	EUR	7,274	USD	7,914	—	(59)
Citibank, N.A.	4/26/24	EUR	6,356	USD	6,930	—	(67)
Standard Chartered Bank	4/26/24	EUR	5,184	USD	5,655	—	(56)
JPMorgan Chase Bank, N.A.	4/26/24	GBP	6,120	USD	7,793	—	(68)
Barclays Bank plc	4/26/24	GBP	5,768	USD	7,343	—	(62)
UBS AG	4/26/24	USD	19,904	AUD	30,060	302	—
State Street Bank & Trust Co.	4/26/24	USD	108,149	EUR	99,113	1,118	—
Morgan Stanley Capital Services LLC	4/26/24	USD	16,144	EUR	14,944	6	—

Institutional Intermediate-Term Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	4/26/24	USD	14,462	EUR	13,275	128	—
Royal Bank of Canada	4/26/24	USD	16,487	GBP	12,905	196	—
						1,750	(1,610)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
At March 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $931,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $31,742,965)	30,883,102
Affiliated Issuers (Cost $246,862)	246,862
Total Investments in Securities	31,129,964
Investment in Vanguard	962
Foreign Currency, at Value (Cost $4,757)	4,710
Receivables for Investment Securities Sold	2,892,253
Receivables for Accrued Income	214,251
Unrealized Appreciation—Forward Currency Contracts	1,750
Total Assets	34,243,890
Liabilities
Due to Custodian	62
Payables for Investment Securities Purchased	2,649,130
Payables to Vanguard	277
Variation Margin Payable—Futures Contracts	1,041
Unrealized Depreciation—Forward Currency Contracts	1,610
Total Liabilities	2,652,120
Net Assets	31,591,770
At March 31, 2024, net assets consisted of:

Paid-in Capital	34,771,907
Total Distributable Earnings (Loss)	(3,180,137)
Net Assets	31,591,770

Net Assets
Applicable to 1,494,576,211 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	31,591,770
Net Asset Value Per Share	$21.14
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Interest[1]	647,359
Total Income	647,359
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,968
Management and Administrative	796
Marketing and Distribution	219
Custodian Fees	114
Shareholders’ Reports	8
Trustees’ Fees and Expenses	13
Other Expenses	9
Total Expenses	3,127
Expenses Paid Indirectly	(2)
Net Expenses	3,125
Net Investment Income	644,234
Realized Net Gain (Loss)
Investment Securities Sold[1]	(418,027)
Futures Contracts	(4,543)
Swap Contracts	259
Forward Currency Contracts	(2,621)
Foreign Currencies	333
Realized Net Gain (Loss)	(424,599)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,273,046
Futures Contracts	(23,301)
Swap Contracts	180
Forward Currency Contracts	(1,392)
Foreign Currencies	(8)
Change in Unrealized Appreciation (Depreciation)	1,248,525
Net Increase (Decrease) in Net Assets Resulting from Operations	1,468,160
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,728,000, $12,000, $1,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	644,234	1,047,186
Realized Net Gain (Loss)	(424,599)	(1,081,315)
Change in Unrealized Appreciation (Depreciation)	1,248,525	636,922
Net Increase (Decrease) in Net Assets Resulting from Operations	1,468,160	602,793
Distributions
Total Distributions	(649,319)	(1,051,359)
Capital Share Transactions
Issued	894,030	2,269,543
Issued in Lieu of Cash Distributions	649,319	1,051,359
Redeemed	(1,125,469)	(2,835,245)
Net Increase (Decrease) from Capital Share Transactions	417,880	485,657
Total Increase (Decrease)	1,236,721	37,091
Net Assets
Beginning of Period	30,355,049	30,317,958
End of Period	31,591,770	30,355,049
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$20.58	$20.89	$23.75	$24.31	$23.43	$22.39
Investment Operations
Net Investment Income[1]	.433	.704	.370	.304	.517	.656
Net Realized and Unrealized Gain (Loss) on Investments	.564	(.306)	(2.693)	(.334)	.880	1.034
Total from Investment Operations	.997	.398	(2.323)	(.030)	1.397	1.690
Distributions
Dividends from Net Investment Income	(.437)	(.708)	(.366)	(.304)	(.517)	(.650)
Distributions from Realized Capital Gains	—	—	(.171)	(.226)	—	—
Total Distributions	(.437)	(.708)	(.537)	(.530)	(.517)	(.650)
Net Asset Value, End of Period	$21.14	$20.58	$20.89	$23.75	$24.31	$23.43
Total Return	4.88%	1.88%	-9.93%	-0.13%	6.02%	7.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,592	$30,355	$30,318	$33,037	$30,049	$21,906
Ratio of Total Expenses to Average Net Assets	0.02%[2]	0.02%[2]	0.02%[2]	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	4.12%	3.34%	1.64%	1.27%	2.16%	2.86%
Portfolio Turnover Rate[3]	121%	395%	426%	414%	347%	323%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Includes 46%, 206%, 146%, 151%, 114%, and 46%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Notes to Financial Statements
Vanguard Institutional Intermediate-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for certain collective trusts and other accounts managed by Vanguard or its affiliates and qualifying education savings plans. The fund is offered to investors who meet certain administrative and service criteria and invest a minimum of $10 million. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund

Institutional Intermediate-Term Bond Fund
may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At March 31, 2024, counterparties had deposited in segregated accounts securities with a value of $2,633,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2024, the fund’s average investments in long and short futures contracts represented 4% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange

Institutional Intermediate-Term Bond Fund
rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2024, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

Institutional Intermediate-Term Bond Fund
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2024, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 0% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The fund had no open credit default swap contracts at March 31, 2024.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Institutional Intermediate-Term Bond Fund
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2024, the fund had contributed to Vanguard capital in the amount of $962,000, representing less than 0.01% of the fund’s net assets and 0.38% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Institutional Intermediate-Term Bond Fund
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended March 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	16,555,856	—	16,555,856
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,752,226	—	3,752,226
Corporate Bonds	—	9,621,050	—	9,621,050
Sovereign Bonds	—	680,946	—	680,946
Taxable Municipal Bonds	—	273,024	—	273,024
Temporary Cash Investments	246,862	—	—	246,862
Total	246,862	30,883,102	—	31,129,964

Derivative Financial Instruments
Assets
Futures Contracts[1]	208	—	—	208
Forward Currency Contracts	—	1,750	—	1,750
Total	208	1,750	—	1,958
Liabilities
Futures Contracts[1]	3,800	—	—	3,800
Forward Currency Contracts	—	1,610	—	1,610
Total	3,800	1,610	—	5,410
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Institutional Intermediate-Term Bond Fund
E.  At March 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	208	—	208
Unrealized Appreciation—Forward Currency Contracts	—	1,750	1,750
Total Assets	208	1,750	1,958

Unrealized Depreciation—Futures Contracts[1]	3,800	—	3,800
Unrealized Depreciation—Forward Currency Contracts	—	1,610	1,610
Total Liabilities	3,800	1,610	5,410
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(4,543)	—	—	(4,543)
Swap Contracts	—	—	259	259
Forward Currency Contracts	—	(2,621)	—	(2,621)
Realized Net Gain (Loss) on Derivatives	(4,543)	(2,621)	259	(6,905)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(23,301)	—	—	(23,301)
Swap Contracts	—	—	180	180
Forward Currency Contracts	—	(1,392)	—	(1,392)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(23,301)	(1,392)	180	(24,513)
F.  As of March 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	31,997,829
Gross Unrealized Appreciation	166,410
Gross Unrealized Depreciation	(1,037,727)
Net Unrealized Appreciation (Depreciation)	(871,317)

Institutional Intermediate-Term Bond Fund
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2023, the fund had available capital losses totaling $1,876,394,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended March 31, 2024, the fund purchased $3,691,898,000 of investment securities and sold $4,537,396,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $33,817,869,000 and $34,075,693,000, respectively.
H.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	Shares (000)	Shares (000)
Issued	42,713	107,883
Issued in Lieu of Cash Distributions	30,889	49,889
Redeemed	(53,782)	(134,338)
Net Increase (Decrease) in Shares Outstanding	19,820	23,434
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Institutional Short-Term Bond Fund and Vanguard Institutional Intermediate-Term Bond Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of each fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the funds since their inceptions in 2015; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the performance of each fund since its inception in 2015, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Institutional Short-Term Bond Fund and Vanguard Institutional Intermediate-Term Bond Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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All rights reserved.
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Q4722 052024

Semiannual Report  |  March 31, 2024
Vanguard Core-Plus Bond Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2024
	Beginning Account Value 9/30/2023	Ending Account Value 3/31/2024	Expenses Paid During Period
Based on Actual Fund Return
Core-Plus Bond Fund
Investor Shares	$1,000.00	$1,067.30	$1.55
Admiral™ Shares	1,000.00	1,067.80	1.03
Based on Hypothetical 5% Yearly Return
Core-Plus Bond Fund
Investor Shares	$1,000.00	$1,023.50	$1.52
Admiral Shares	1,000.00	1,024.00	1.01
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.30% for Investor Shares and 0.20% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).
2

Core-Plus Bond Fund
Fund Allocation
As of March 31, 2024
Asset-Backed/Commercial Mortgage-Backed Securities	5.5%
Corporate Bonds	40.7
Floating Rate Loan Interests	0.9
Sovereign Bonds	17.2
U.S. Government and Agency Obligations	35.7
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
3

Core-Plus Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (35.5%)
U.S. Government Securities (9.6%)
	United States Treasury Note/Bond	0.375%	1/31/26	3,271	3,024
	United States Treasury Note/Bond	3.750%	4/15/26	2,623	2,578
	United States Treasury Note/Bond	3.625%	5/15/26	2,530	2,480
	United States Treasury Note/Bond	1.125%	10/31/26	1,737	1,595
	United States Treasury Note/Bond	1.250%	11/30/26	1,689	1,553
	United States Treasury Note/Bond	1.625%	11/30/26	1,678	1,558
	United States Treasury Note/Bond	1.875%	2/28/27	1,927	1,793
	United States Treasury Note/Bond	0.500%	4/30/27	1,505	1,337
	United States Treasury Note/Bond	2.750%	4/30/27	1,806	1,720
	United States Treasury Note/Bond	0.500%	10/31/27	1,113	972
	United States Treasury Note/Bond	0.625%	11/30/27	1,500	1,313
	United States Treasury Note/Bond	3.875%	11/30/27	1,060	1,043
	United States Treasury Note/Bond	3.750%	5/31/30	668	650
	United States Treasury Note/Bond	3.750%	6/30/30	574	559
	United States Treasury Note/Bond	4.000%	7/31/30	1,844	1,820
	United States Treasury Note/Bond	4.125%	8/31/30	1,363	1,355
	United States Treasury Note/Bond	4.625%	9/30/30	1,328	1,357
	United States Treasury Note/Bond	4.875%	10/31/30	1,736	1,799
	United States Treasury Note/Bond	4.375%	11/30/30	2,181	2,199
	United States Treasury Note/Bond	3.750%	12/31/30	1,764	1,715
	United States Treasury Note/Bond	4.000%	1/31/31	1,297	1,280
	United States Treasury Note/Bond	4.250%	2/28/31	848	850
	United States Treasury Note/Bond	2.875%	5/15/32	1,565	1,421
	United States Treasury Note/Bond	2.000%	11/15/41	187	131
[1]	United States Treasury Note/Bond	3.250%	5/15/42	1,866	1,586
	United States Treasury Note/Bond	2.750%	8/15/42	737	578
	United States Treasury Note/Bond	2.750%	11/15/42	347	271
	United States Treasury Note/Bond	3.125%	2/15/43	2,500	2,070
	United States Treasury Note/Bond	3.875%	2/15/43	1,089	1,007
	United States Treasury Note/Bond	3.875%	5/15/43	1,533	1,415
	United States Treasury Note/Bond	2.875%	11/15/46	233	179
	United States Treasury Note/Bond	3.000%	2/15/47	969	762
	United States Treasury Note/Bond	3.000%	5/15/47	886	696
	United States Treasury Note/Bond	2.750%	8/15/47	521	390
	United States Treasury Note/Bond	2.750%	11/15/47	516	385
	United States Treasury Note/Bond	3.000%	2/15/48	589	461
	United States Treasury Note/Bond	3.125%	5/15/48	653	522
	United States Treasury Note/Bond	3.000%	2/15/49	900	701
4

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.000%	2/15/50	900	563
	United States Treasury Note/Bond	1.250%	5/15/50	2,564	1,311
					48,999
Conventional Mortgage-Backed Securities (23.2%)
[2,3]	Freddie Mac Gold Pool	3.000%	8/1/45–4/1/47	2,502	2,222
[2,3]	Freddie Mac Gold Pool	4.000%	6/1/48–7/1/48	498	470
[2]	Ginnie Mae II Pool	2.000%	11/20/50–6/20/52	5,530	4,526
[2,4]	Ginnie Mae II Pool	2.500%	5/20/50–5/15/54	6,112	5,079
[2,4,5]	Ginnie Mae II Pool	3.000%	9/20/50–5/15/54	4,264	3,721
[2]	Ginnie Mae II Pool	3.500%	4/20/52	3,200	2,922
[2,4]	Ginnie Mae II Pool	4.000%	7/20/47–4/15/54	2,427	2,281
[2,4]	Ginnie Mae II Pool	4.500%	4/20/48–5/15/54	2,287	2,212
[2,4]	Ginnie Mae II Pool	5.000%	4/15/54	2,000	1,966
[2,4]	Ginnie Mae II Pool	5.500%	4/15/54	1,500	1,499
[2,4]	Ginnie Mae II Pool	6.000%	4/15/54	1,000	1,009
[2,4]	Ginnie Mae II Pool	6.500%	4/15/54	5,300	5,389
[2,3]	UMBS Pool	1.500%	3/1/36–7/1/51	3,689	2,852
[2,3,4]	UMBS Pool	2.000%	10/1/35–4/25/54	32,827	26,907
[2,3,4]	UMBS Pool	2.500%	10/1/35–4/25/54	12,339	10,577
[2,3,4]	UMBS Pool	3.000%	12/1/41–4/25/54	15,486	13,647
[2,3,4]	UMBS Pool	3.500%	7/1/32–4/25/54	16,052	14,538
[2,3,4]	UMBS Pool	4.000%	6/1/42–5/25/54	1,130	1,162
[2,3,4]	UMBS Pool	4.500%	4/25/39–4/25/54	4,717	4,627
[2,3]	UMBS Pool	5.000%	12/1/48–10/1/52	3,569	3,511
[2,3,4]	UMBS Pool	5.500%	10/1/52–4/25/54	2,956	2,967
[2,3,4]	UMBS Pool	6.000%	11/1/52–4/25/54	4,574	4,632
					118,716
Nonconventional Mortgage-Backed Securities (2.7%)
[2,3]	Fannie Mae REMICS	3.500%	3/25/43	1,179	1,071
[2,3]	Fannie Mae REMICS	4.500%	8/25/49	212	205
[2,3]	Freddie Mac REMICS	2.000%	9/25/47	590	507
[2,3]	Freddie Mac REMICS	2.500%	2/25/41–12/25/48	4,873	4,147
[2,3]	Freddie Mac REMICS	3.000%	7/15/43–12/15/46	4,276	3,734
[2,3]	Freddie Mac REMICS	3.500%	8/15/47–10/15/47	3,958	3,562
[2,3]	Freddie Mac REMICS	4.500%	10/25/44–1/25/47	633	613
[2]	Ginnie Mae REMICS	4.500%	5/20/52	300	283
					14,122
Total U.S. Government and Agency Obligations (Cost $185,271)					181,837
Asset-Backed/Commercial Mortgage-Backed Securities (5.4%)
[2]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	90	91
[2,6]	Ally Auto Receivables Trust Series 2023-1	5.760%	1/15/29	40	40
[2,6]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/29	30	30
[2,6]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/34	20	20
[2,6]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/34	60	62
[2,6]	Ally Auto Receivables Trust Series 2024-1	5.800%	2/16/32	20	20
[2]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/29	190	193
[2,6]	Aventura Mall Trust Series 2018-AVM	4.112%	7/5/40	330	312
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2022-5A	6.240%	4/20/27	40	40
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/29	100	100
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-2A	6.180%	10/20/27	100	100
5

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	170	172
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	100	102
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	140	144
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/30	150	151
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.850%	6/20/30	110	110
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	6.480%	6/20/30	100	101
[2]	BANK Series 2019-BNK16	4.005%	2/15/52	80	76
[2]	BANK Series 2019-BNK23	2.920%	12/15/52	1,300	1,160
[2]	BANK Series 2022-BNK40	3.393%	3/15/64	450	402
[2]	BANK Series 2022-BNK43	4.399%	8/15/55	770	734
[2]	BANK Series 2023-5YR3	6.724%	9/15/56	100	106
[2,6]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	160	161
[2,6]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	6.360%	7/16/29	40	40
[2]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	100	84
[2]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	200	194
[2]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	360	373
[2]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	200	208
[2]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	280	288
[2]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	140	131
[2]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	750	719
[2]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/56	100	103
[2]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/56	230	240
[2]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/29	300	310
[2]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	700	757
[2]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	390	400
[2]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	600	624
[2,6]	BPR Trust Series 2023-BRK2	6.899%	11/5/28	200	208
[2,6]	BX Trust Series 2019-OC11	3.202%	12/9/41	80	71
[2]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	70	69
[2]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	260	261
[2]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	1,130	1,051
[2]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	209	197
[2]	CD Mortgage Trust Series 2018-CD7	4.842%	8/15/51	50	45
[2,6]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/29	40	40
[2,6]	Chase Auto Owner Trust Series 2024-1A	5.160%	11/26/29	10	10
[2,6]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/30	10	10
[2,6]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/31	20	20
[2]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	280	279
[2]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	1,300	1,261
[2,6]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	370	375
[2,6]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	50	50
[2,6,7]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	7.271%	9/25/43	54	54
[2,6,7]	Connecticut Avenue Securities Trust Series 2023-R08, SOFR30A + 1.500%	6.820%	10/25/43	72	73
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R01, SOFR30A + 1.050%	6.370%	1/25/44	183	183
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R02, SOFR30A + 1.100%	6.420%	2/25/44	20	20
6

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,6]	DLLAA LLC Series 2023-1A	5.640%	2/22/28	230	232
[2,6]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	130	132
[2,6]	DLLST LLC Series 2024-1A	4.930%	4/22/30	20	20
[2]	Drive Auto Receivables Trust Series 2024-1	5.310%	1/16/29	80	80
[2]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/31	90	90
[2,6]	Enterprise Fleet Financing LLC Series 2023-3	6.410%	6/20/30	50	52
[2]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	140	142
[2]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	70	71
[2]	Ford Credit Auto Lease Trust Series 2023-B	6.200%	2/15/27	140	142
[2]	Ford Credit Auto Lease Trust Series 2023-B	6.430%	4/15/27	190	194
[2]	Ford Credit Auto Lease Trust Series 2024-A	5.290%	6/15/27	70	70
[2,6]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	150	146
[2,6]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	360	358
[2,6]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	310	314
[2]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	110	110
[2]	Ford Credit Auto Owner Trust Series 2023-C	5.930%	8/15/29	70	72
[2]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/31	70	72
[2,6]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/36	100	100
[2,6]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/36	100	100
[2]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/29	100	100
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	7.170%	11/25/43	39	40
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	7.170%	11/25/43	28	28
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	6.670%	2/25/44	99	99
[2,3,6]	Freddie Mac STACR REMICS Trust Series 2024-HQA1	6.569%	3/25/44	80	80
[2,6]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	445	401
[2,6]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	316	293
[2]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/27	90	90
[2]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/28	70	70
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	5.320%	10/16/28	180	180
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	220	221
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/29	10	10
[2,6]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	180	186
[2,6]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/36	70	72
[2,6]	GM Financial Revolving Receivables Trust Series 2024-1	5.230%	12/11/36	30	30
[2,6]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.330%	3/15/29	50	50
[2,6]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/17/31	250	251
[2,6]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/17/31	20	20
[2,6]	GreatAmerica Leasing Receivables Series 2024-1	5.080%	12/16/30	30	30
[2,6]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	100	92
[2,6]	Hertz Vehicle Financing III LLC Series 2022-1A	2.630%	6/25/26	100	96
[2,6]	Hertz Vehicle Financing III LLC Series 2023-3A	5.940%	2/25/28	100	101
7

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,6]	Hertz Vehicle Financing III LLC Series 2023-4A	6.150%	3/25/30	200	207
[2,6]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/31	250	250
[2,6]	Hyundai Auto Lease Securitization Trust Series 2024-A	5.350%	5/15/28	270	270
[2]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	110	111
[2]	Hyundai Auto Receivables Trust Series 2023-C	6.010%	12/17/29	250	255
[2]	Hyundai Auto Receivables Trust Series 2024-A	5.270%	7/15/31	50	50
[2]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	110	110
[2,6]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	100	100
[2,6]	Kubota Credit Owner Trust Series 2024-1A	5.200%	1/15/30	100	100
[2,6]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	100	100
[2]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	130	126
[2,6]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	3,528	3,172
[2]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	520	556
[2,6,7]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	7.019%	3/15/72	9	9
[2,6]	OBX Trust Series 2022-INV5	4.000%	10/25/52	140	126
[2,6]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	250	159
[2,6]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	130	130
[2,6]	PFS Financing Corp. Series 2023-C	5.520%	10/15/28	100	101
[2,6]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	98	93
[2,6]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	100	98
[2,6]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	100	92
[2]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	70	69
[2]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	50	51
[2]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/31	40	41
[2]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/28	50	50
[2]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/30	40	40
[2,6]	SBNA Auto Lease Trust Series 2023-A	6.520%	4/20/28	90	92
[2,6]	SBNA Auto Receivables Trust Series 2024-A	5.290%	9/17/29	70	70
[2,6]	SBNA Auto Receivables Trust Series 2024-A	5.590%	1/15/30	30	30
[2,6]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/30	30	30
[2,6]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	20	20
[2,6]	SCOTT Trust Series 2023-SFS	5.910%	3/15/40	220	221
[2,6]	SFS Auto Receivables Securitization Trust Series 2023-1A	5.470%	12/20/29	140	141
[2,6]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.380%	1/21/31	80	80
[2,6]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/32	30	30
[2,6]	SMB Private Education Loan Trust Series 2024-A	5.240%	3/15/56	100	100
[2]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	550	558
[2,6]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	60	61
[2,6]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	30	30
[2,6]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/31	30	30
[2,6]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	60	58
[2,6]	Verizon Master Trust Series 2023-6	5.350%	9/22/31	140	143
8

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,6]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	280	280
[2,6]	Verizon Master Trust Series 2024-2	5.080%	12/22/31	190	188
[2,6]	Verizon Master Trust Series 2024-2	5.320%	12/22/31	230	228
[2]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	330	330
[2]	World Omni Auto Receivables Trust Series 2024-A	5.090%	12/17/29	60	60
[2]	World Omni Auto Receivables Trust Series 2024-A	5.310%	10/15/30	30	30
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $27,876)					27,488
Corporate Bonds (39.5%)
Communications (3.9%)
[6]	Altice Financing SA	5.750%	8/15/29	30	24
[4,6]	AMC Networks Inc.	10.250%	1/15/29	10	10
	AT&T Inc.	3.800%	2/15/27	830	804
[8]	AT&T Inc.	1.600%	5/19/28	200	202
	AT&T Inc.	4.900%	8/15/37	113	107
	AT&T Inc.	4.300%	12/15/42	150	129
	AT&T Inc.	3.500%	9/15/53	350	247
	AT&T Inc.	3.550%	9/15/55	224	156
	AT&T Inc.	3.650%	9/15/59	545	379
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	760	758
[8]	Booking Holdings Inc.	3.500%	3/1/29	100	109
[6]	Cable One Inc.	4.000%	11/15/30	40	31
[6]	CCO Holdings LLC	5.000%	2/1/28	75	70
[6]	CCO Holdings LLC	6.375%	9/1/29	275	261
[6]	CCO Holdings LLC	4.750%	3/1/30	285	244
[6]	CCO Holdings LLC	4.250%	2/1/31	15	12
	Charter Communications Operating LLC	6.650%	2/1/34	198	203
	Charter Communications Operating LLC	6.484%	10/23/45	140	130
[9]	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	200	226
	Comcast Corp.	6.550%	7/1/39	150	167
	Comcast Corp.	3.750%	4/1/40	283	235
	Comcast Corp.	3.450%	2/1/50	73	54
	Comcast Corp.	2.987%	11/1/63	367	225
[6]	Cox Communications Inc.	4.800%	2/1/35	170	158
[6]	Cox Communications Inc.	5.800%	12/15/53	240	237
[6]	CSC Holdings LLC	11.750%	1/31/29	105	105
[6]	CSC Holdings LLC	5.750%	1/15/30	25	13
[6]	CSC Holdings LLC	4.625%	12/1/30	25	13
[6]	CSC Holdings LLC	3.375%	2/15/31	75	51
[6]	Directv Financing LLC	5.875%	8/15/27	228	216
[6]	Directv Financing LLC	8.875%	2/1/30	25	25
	Discovery Communications LLC	3.950%	3/20/28	113	107
	Discovery Communications LLC	6.350%	6/1/40	259	254
	Discovery Communications LLC	4.650%	5/15/50	340	265
[6]	DISH DBS Corp.	5.750%	12/1/28	20	14
[6]	DISH Network Corp.	11.750%	11/15/27	120	123
[6]	Frontier Communications Holdings LLC	6.000%	1/15/30	75	64
[6]	Gray Television Inc.	7.000%	5/15/27	20	19
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	140	104
[6]	Level 3 Financing Inc.	4.250%	7/1/28	170	80
[6]	Level 3 Financing Inc.	3.875%	11/15/29	55	31
[6]	Level 3 Financing Inc.	10.500%	5/15/30	55	57
	Netflix Inc.	4.875%	4/15/28	530	529
9

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Netflix Inc.	5.875%	11/15/28	2,759	2,868
[2,8]	Netflix Inc.	3.875%	11/15/29	100	110
[6]	News Corp.	3.875%	5/15/29	320	293
[6]	Nexstar Media Inc.	4.750%	11/1/28	115	105
[6]	Outfront Media Capital LLC	7.375%	2/15/31	45	47
	Paramount Global	4.950%	1/15/31	44	39
	Paramount Global	4.600%	1/15/45	210	145
	Rogers Communications Inc.	5.000%	2/15/29	710	705
	Rogers Communications Inc.	3.800%	3/15/32	310	279
	Rogers Communications Inc.	4.550%	3/15/52	120	101
[6]	Scripps Escrow Inc.	5.875%	7/15/27	100	84
[6]	Scripps Escrow II Inc.	5.375%	1/15/31	30	18
	Sprint Capital Corp.	6.875%	11/15/28	860	915
	Sprint LLC	7.625%	3/1/26	1,520	1,569
[6]	Sunrise FinCo I BV	4.875%	7/15/31	135	120
[6]	Sunrise HoldCo IV BV	5.500%	1/15/28	40	38
	Telefonica Emisiones SA	4.665%	3/6/38	300	273
	Time Warner Cable LLC	7.300%	7/1/38	240	241
	Time Warner Cable LLC	4.500%	9/15/42	386	286
	T-Mobile USA Inc.	3.375%	4/15/29	100	93
	T-Mobile USA Inc.	3.600%	11/15/60	137	96
	T-Mobile USA Inc.	5.800%	9/15/62	260	269
[6]	Univision Communications Inc.	8.000%	8/15/28	110	112
[6]	Univision Communications Inc.	4.500%	5/1/29	5	4
[6]	Univision Communications Inc.	7.375%	6/30/30	180	178
	Verizon Communications Inc.	3.400%	3/22/41	190	148
	Verizon Communications Inc.	3.850%	11/1/42	57	47
	Verizon Communications Inc.	4.862%	8/21/46	210	197
	Verizon Communications Inc.	5.500%	2/23/54	360	364
[6]	Videotron Ltd.	3.625%	6/15/29	130	117
[6]	Virgin Media Finance plc	5.000%	7/15/30	200	169
	Vodafone Group plc	6.150%	2/27/37	200	214
[6]	VZ Secured Financing BV	5.000%	1/15/32	80	69
	Warnermedia Holdings Inc.	3.755%	3/15/27	1,560	1,488
	Warnermedia Holdings Inc.	5.050%	3/15/42	493	423
	Warnermedia Holdings Inc.	5.141%	3/15/52	285	237
					19,709
Consumer Discretionary (1.7%)
[6]	1011778 BC ULC	3.875%	1/15/28	85	80
[6]	Amer Sports Co.	6.750%	2/16/31	25	25
	American Axle & Manufacturing Inc.	5.000%	10/1/29	70	63
	American Honda Finance Corp.	4.750%	1/12/26	215	214
[8]	American Honda Finance Corp.	3.750%	10/25/27	200	218
[6]	Asbury Automotive Group Inc.	5.000%	2/15/32	150	136
	AutoZone Inc.	6.250%	11/1/28	170	178
[6]	Boyne USA Inc.	4.750%	5/15/29	20	19
[6]	Builders FirstSource Inc.	6.375%	3/1/34	95	95
[6]	Caesars Entertainment Inc.	7.000%	2/15/30	85	87
[6]	Caesars Entertainment Inc.	6.500%	2/15/32	25	25
[6]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	170	174
[6]	Carnival Corp.	5.750%	3/1/27	80	79
[6]	Carnival Corp.	4.000%	8/1/28	200	186
[6]	Carnival Corp.	6.000%	5/1/29	15	15
[6]	Carnival Corp.	10.500%	6/1/30	10	11
[6]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	50	55
10

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Cedar Fair LP	5.500%	5/1/25	290	289
[6]	Churchill Downs Inc.	5.750%	4/1/30	195	188
[6]	Clarios Global LP	8.500%	5/15/27	100	100
	Dana Inc.	4.250%	9/1/30	65	57
	Dana Inc.	4.500%	2/15/32	30	26
	Ford Motor Co.	9.625%	4/22/30	10	12
	Ford Motor Credit Co. LLC	2.700%	8/10/26	205	191
	Ford Motor Credit Co. LLC	4.950%	5/28/27	75	73
	Ford Motor Credit Co. LLC	6.800%	5/12/28	315	327
	Ford Motor Credit Co. LLC	2.900%	2/10/29	310	273
	Ford Motor Credit Co. LLC	7.200%	6/10/30	75	80
	Ford Motor Credit Co. LLC	7.122%	11/7/33	255	274
[6]	Garda World Security Corp.	7.750%	2/15/28	170	174
	General Motors Co.	5.200%	4/1/45	50	45
	General Motors Financial Co. Inc.	2.750%	6/20/25	695	672
	General Motors Financial Co. Inc.	5.850%	4/6/30	250	255
	General Motors Financial Co. Inc.	6.400%	1/9/33	250	262
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	15	15
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	175	163
[6]	Hanesbrands Inc.	9.000%	2/15/31	35	36
[6]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	12	12
[6]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	55	50
	Home Depot Inc.	5.950%	4/1/41	210	226
	Home Depot Inc.	4.950%	9/15/52	110	105
	KB Home	7.250%	7/15/30	115	119
[6]	Lithia Motors Inc.	4.625%	12/15/27	260	250
[6]	Live Nation Entertainment Inc.	6.500%	5/15/27	190	192
	Lowe's Cos. Inc.	4.450%	4/1/62	210	172
[6]	Masonite International Corp.	5.375%	2/1/28	105	105
[4]	MGM Resorts International	6.500%	4/15/32	50	50
[6]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/32	30	30
[6]	NCL Corp. Ltd.	5.875%	2/15/27	200	197
[6]	NCL Corp. Ltd.	8.125%	1/15/29	10	11
[6]	NCL Corp. Ltd.	7.750%	2/15/29	110	114
	Newell Brands Inc.	6.375%	9/15/27	150	148
	Newell Brands Inc.	6.625%	9/15/29	90	88
[6]	Ontario Gaming GTA LP	8.000%	8/1/30	40	41
[4,6]	Phinia Inc.	6.750%	4/15/29	15	15
[2,8]	RCI Banque SA	4.625%	10/2/26	400	439
[6]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	140	148
[6]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	20	22
[6]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	18	19
	Sally Holdings LLC	6.750%	3/1/32	10	10
	Service Corp. International	4.000%	5/15/31	5	5
[6]	Station Casinos LLC	6.625%	3/15/32	35	35
[6]	Studio City Co. Ltd.	7.000%	2/15/27	125	125
[6]	Vail Resorts Inc.	6.250%	5/15/25	145	145
[2,8]	Volkswagen International Finance NV	3.875%	3/29/26	200	216
[2,8]	Volkswagen Leasing GmbH	0.375%	7/20/26	300	300
					8,561
Consumer Staples (1.9%)
[6]	Albertsons Cos. Inc.	6.500%	2/15/28	55	56
	Altria Group Inc.	3.400%	2/4/41	155	114
	Altria Group Inc.	3.875%	9/16/46	170	127
	Altria Group Inc.	3.700%	2/4/51	170	119
11

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	200	194
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	150	155
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	141	130
	B&G Foods Inc.	5.250%	9/15/27	80	75
[6]	B&G Foods Inc.	8.000%	9/15/28	40	42
	BAT Capital Corp.	3.557%	8/15/27	237	224
	BAT Capital Corp.	5.834%	2/20/31	720	729
	BAT Capital Corp.	7.079%	8/2/43	635	678
	BAT Capital Corp.	4.540%	8/15/47	194	149
[2,8]	British American Tobacco plc	3.000%	Perpetual	100	102
[8]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	100	105
	Conagra Brands Inc.	5.300%	10/1/26	285	285
[6]	Coty Inc.	5.000%	4/15/26	6	6
[6]	Coty Inc.	6.625%	7/15/30	30	30
[6]	Energizer Holdings Inc.	4.750%	6/15/28	208	193
[6]	Energizer Holdings Inc.	4.375%	3/31/29	180	161
[6]	Fiesta Purchaser Inc.	7.875%	3/1/31	5	5
[6]	Imperial Brands Finance plc	6.125%	7/27/27	200	204
	J M Smucker Co.	6.500%	11/15/43	270	293
[6]	JBS USA LUX SA	6.750%	3/15/34	240	252
[6]	JBS USA LUX SA	7.250%	11/15/53	530	569
[6]	KeHE Distributors LLC	9.000%	2/15/29	60	61
	Kenvue Inc.	5.100%	3/22/43	140	139
	Keurig Dr Pepper Inc.	4.500%	11/15/45	350	307
[2]	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	1,000	977
	Kraft Heinz Foods Co.	3.750%	4/1/30	320	300
	Kroger Co.	4.450%	2/1/47	93	80
[6]	Lamb Weston Holdings Inc.	4.125%	1/31/30	141	129
[6]	Performance Food Group Inc.	5.500%	10/15/27	60	59
[6]	Performance Food Group Inc.	4.250%	8/1/29	20	18
	Philip Morris International Inc.	5.125%	11/17/27	290	291
	Philip Morris International Inc.	4.875%	2/13/29	1,380	1,372
	Philip Morris International Inc.	5.625%	11/17/29	225	232
	Philip Morris International Inc.	2.100%	5/1/30	387	329
	Philip Morris International Inc.	4.500%	3/20/42	106	93
[6]	Post Holdings Inc.	5.500%	12/15/29	41	39
[6]	Post Holdings Inc.	6.250%	2/15/32	105	106
[2,8]	Swedish Match AB	0.875%	2/26/27	100	99
[6]	United Natural Foods Inc.	6.750%	10/15/28	82	68
[6]	US Foods Inc.	6.875%	9/15/28	10	10
[6]	US Foods Inc.	4.750%	2/15/29	24	23
[6]	US Foods Inc.	7.250%	1/15/32	20	21
					9,750
Energy (3.2%)
[6]	Antero Midstream Partners LP	6.625%	2/1/32	45	45
[6]	Antero Resources Corp.	5.375%	3/1/30	130	125
	BP Capital Markets America Inc.	3.060%	6/17/41	226	172
[2,8]	BP Capital Markets BV	3.773%	5/12/30	100	110
	Canadian Natural Resources Ltd.	2.950%	7/15/30	185	163
	Canadian Natural Resources Ltd.	6.250%	3/15/38	63	65
[2]	Canadian Natural Resources Ltd.	4.950%	6/1/47	90	81
	Cenovus Energy Inc.	4.250%	4/15/27	460	448
	Cheniere Energy Partners LP	4.000%	3/1/31	130	118
	Cheniere Energy Partners LP	3.250%	1/31/32	160	136
	Cheniere Energy Partners LP	5.950%	6/30/33	100	102
12

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Civitas Resources Inc.	8.375%	7/1/28	60	63
[6]	Civitas Resources Inc.	8.625%	11/1/30	20	21
[6]	Civitas Resources Inc.	8.750%	7/1/31	40	43
[6]	CNX Resources Corp.	7.375%	1/15/31	45	46
[6]	CNX Resources Corp.	7.250%	3/1/32	30	31
[6]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	270	268
	ConocoPhillips Co.	3.800%	3/15/52	140	109
[6]	Continental Resources Inc.	2.268%	11/15/26	200	184
[6]	CrownRock LP	5.625%	10/15/25	140	140
	DCP Midstream Operating LP	5.625%	7/15/27	240	242
[6]	DCP Midstream Operating LP	6.750%	9/15/37	450	488
	Devon Energy Corp.	4.750%	5/15/42	113	98
[6]	Diamond Foreign Asset Co.	8.500%	10/1/30	60	63
[6]	DT Midstream Inc.	4.125%	6/15/29	270	249
	Enbridge Inc.	6.200%	11/15/30	540	572
	Enbridge Inc.	6.700%	11/15/53	205	232
	Energy Transfer LP	2.900%	5/15/25	500	485
	Energy Transfer LP	4.400%	3/15/27	415	406
	Energy Transfer LP	5.300%	4/1/44	120	110
	Energy Transfer LP	5.150%	3/15/45	200	182
	Energy Transfer LP	5.400%	10/1/47	339	313
	Energy Transfer LP	5.950%	5/15/54	555	554
	Enterprise Products Operating LLC	3.700%	1/31/51	305	236
	EOG Resources Inc.	4.375%	4/15/30	20	20
[6]	EQM Midstream Partners LP	7.500%	6/1/27	95	97
	EQM Midstream Partners LP	5.500%	7/15/28	235	232
[6]	EQM Midstream Partners LP	7.500%	6/1/30	125	134
	Exxon Mobil Corp.	2.995%	8/16/39	339	265
	Genesis Energy LP	8.250%	1/15/29	35	36
	Hess Corp.	7.300%	8/15/31	15	17
[6]	Kinetik Holdings LP	6.625%	12/15/28	30	31
	Marathon Oil Corp.	5.300%	4/1/29	360	359
	MPLX LP	4.500%	4/15/38	200	178
	MPLX LP	4.950%	3/14/52	50	44
	MPLX LP	5.650%	3/1/53	49	48
[6]	Northern Natural Gas Co.	5.625%	2/1/54	155	158
	Occidental Petroleum Corp.	5.500%	12/1/25	140	140
	Occidental Petroleum Corp.	6.375%	9/1/28	197	205
	Occidental Petroleum Corp.	6.625%	9/1/30	89	94
	Occidental Petroleum Corp.	7.500%	5/1/31	70	78
	Occidental Petroleum Corp.	6.600%	3/15/46	45	48
	ONEOK Inc.	5.550%	11/1/26	210	212
	ONEOK Inc.	5.650%	11/1/28	210	215
	ONEOK Inc.	5.800%	11/1/30	230	237
	Ovintiv Inc.	5.650%	5/15/25	420	420
[6]	Permian Resources Operating LLC	7.750%	2/15/26	110	111
[6]	Permian Resources Operating LLC	6.875%	4/1/27	40	40
[6]	Permian Resources Operating LLC	5.875%	7/1/29	180	177
[6]	Permian Resources Operating LLC	9.875%	7/15/31	20	22
[6]	Permian Resources Operating LLC	7.000%	1/15/32	45	47
	Petrobras Global Finance BV	7.375%	1/17/27	340	353
	Phillips 66 Co.	5.250%	6/15/31	290	294
	Phillips 66 Co.	5.650%	6/15/54	345	350
	Pioneer Natural Resources Co.	2.150%	1/15/31	310	261
[6]	Raizen Fuels Finance SA	6.950%	3/5/54	300	309
13

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Range Resources Corp.	8.250%	1/15/29	70	73
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	280	282
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	700	673
[6]	Seadrill Finance Ltd.	8.375%	8/1/30	20	21
	Suncor Energy Inc.	4.000%	11/15/47	147	114
	Suncor Energy Inc.	3.750%	3/4/51	60	44
[6]	Sunoco LP	7.000%	9/15/28	115	118
[6]	Tallgrass Energy Partners LP	7.375%	2/15/29	70	70
	Targa Resources Corp.	6.150%	3/1/29	455	474
	Targa Resources Corp.	6.125%	3/15/33	175	183
	Targa Resources Corp.	6.500%	3/30/34	420	452
	Targa Resources Partners LP	6.875%	1/15/29	45	46
	Targa Resources Partners LP	4.875%	2/1/31	100	96
	TransCanada PipeLines Ltd.	4.100%	4/15/30	150	142
	TransCanada PipeLines Ltd.	5.100%	3/15/49	65	60
[6]	Transocean Inc.	8.750%	2/15/30	54	56
[6]	Transocean Titan Financing Ltd.	8.375%	2/1/28	170	177
[6]	Valaris Ltd.	8.375%	4/30/30	173	178
	Valero Energy Corp.	3.650%	12/1/51	100	72
[6]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	200	180
[6]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	35	35
[6]	Venture Global LNG Inc.	8.125%	6/1/28	20	20
[6]	Venture Global LNG Inc.	9.500%	2/1/29	150	162
[6]	Venture Global LNG Inc.	8.375%	6/1/31	70	72
[6]	Venture Global LNG Inc.	9.875%	2/1/32	95	102
[6]	Viper Energy Inc.	7.375%	11/1/31	45	47
[6]	Vital Energy Inc.	7.750%	7/31/29	50	50
	Western Midstream Operating LP	4.500%	3/1/28	235	227
	Western Midstream Operating LP	4.750%	8/15/28	236	229
					16,387
Financials (13.4%)
[2,8]	ABN AMRO Bank NV	5.125%	2/22/33	100	111
	AerCap Ireland Capital DAC	2.450%	10/29/26	150	139
	AerCap Ireland Capital DAC	6.100%	1/15/27	860	874
	AerCap Ireland Capital DAC	3.850%	10/29/41	300	237
	Allstate Corp.	5.250%	3/30/33	430	431
	American Express Co.	3.950%	8/1/25	1,000	983
	American Express Co.	5.850%	11/5/27	500	515
	American Express Co.	5.098%	2/16/28	420	419
[6]	AmWINS Group Inc.	6.375%	2/15/29	50	50
[6]	AmWINS Group Inc.	4.875%	6/30/29	10	9
	Aon North America Inc.	5.125%	3/1/27	160	161
	Aon North America Inc.	5.150%	3/1/29	670	674
	Aon North America Inc.	5.750%	3/1/54	540	552
	Ares Capital Corp.	5.875%	3/1/29	220	219
[2,8]	Argenta Spaarbank NV	1.000%	10/13/26	100	103
[6]	Athene Global Funding	1.985%	8/19/28	750	649
	Athene Holding Ltd.	6.250%	4/1/54	1,060	1,075
[9]	Aviva plc	6.125%	11/14/36	100	128
	Bank of America Corp.	5.933%	9/15/27	1,000	1,013
[2]	Bank of America Corp.	4.078%	4/23/40	340	294
[2]	Bank of America Corp.	2.831%	10/24/51	100	65
	Bank of New York Mellon Corp.	4.414%	7/24/26	290	286
	Bank of New York Mellon Corp.	4.947%	4/26/27	1,800	1,792
[2]	Bank of New York Mellon Corp.	5.802%	10/25/28	450	462
14

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Bank of New York Mellon Corp.	4.975%	3/14/30	460	460
[2]	Bank of New York Mellon Corp.	4.967%	4/26/34	260	255
[2]	Bank of New York Mellon Corp.	6.474%	10/25/34	230	250
[2]	Bank of New York Mellon Corp.	5.188%	3/14/35	700	697
[2]	Bank of Nova Scotia	3.450%	4/11/25	440	431
	Bank of Nova Scotia	4.750%	2/2/26	500	496
	Barclays plc	5.304%	8/9/26	200	199
	Barclays plc	5.674%	3/12/28	720	722
	Barclays plc	7.385%	11/2/28	200	212
	Barclays plc	7.119%	6/27/34	570	607
	Barclays plc	6.036%	3/12/55	400	416
[2,8]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	100	105
[2,8]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	100	98
[2,8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	200	186
	Blue Owl Capital Corp.	5.950%	3/15/29	220	219
[2,8]	BNP Paribas SA	1.125%	1/15/32	200	198
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	620	618
	Capital One Financial Corp.	3.750%	7/28/26	250	241
	Capital One Financial Corp.	3.750%	3/9/27	140	134
	Capital One Financial Corp.	7.149%	10/29/27	1,010	1,052
	Capital One Financial Corp.	5.468%	2/1/29	140	140
	Capital One Financial Corp.	6.312%	6/8/29	290	298
	Capital One Financial Corp.	5.700%	2/1/30	1,000	1,008
[2]	Capital One Financial Corp.	7.624%	10/30/31	300	331
	Charles Schwab Corp.	2.450%	3/3/27	215	200
	Charles Schwab Corp.	6.196%	11/17/29	280	291
	Citigroup Inc.	2.014%	1/25/26	500	485
	Citigroup Inc.	4.650%	7/30/45	145	131
[2,8]	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	200	203
[2,9]	Close Brothers Finance plc	2.750%	10/19/26	200	230
	Corebridge Financial Inc.	3.500%	4/4/25	100	98
	Corebridge Financial Inc.	3.650%	4/5/27	150	143
	Corebridge Financial Inc.	3.850%	4/5/29	330	309
	Corebridge Financial Inc.	3.900%	4/5/32	200	180
	Corebridge Financial Inc.	4.350%	4/5/42	190	160
	Corebridge Financial Inc.	4.400%	4/5/52	300	245
[6]	Credit Acceptance Corp.	9.250%	12/15/28	55	59
[2,8]	Credit Mutuel Arkea SA	3.375%	9/19/27	200	215
[2,8]	Credit Suisse AG	0.250%	1/5/26	100	102
[2,8]	Credit Suisse AG	1.500%	4/10/26	200	207
	Credit Suisse AG	5.000%	7/9/27	800	793
	Credit Suisse AG	7.500%	2/15/28	500	539
[2,8]	Crelan SA	6.000%	2/28/30	100	115
[2,8]	Danske Bank A/S	2.500%	6/21/29	100	107
[2,8]	Deutsche Bank AG	1.625%	1/20/27	100	102
	Deutsche Bank AG	7.146%	7/13/27	25	26
	Deutsche Bank AG	5.706%	2/8/28	120	120
	Deutsche Bank AG	6.720%	1/18/29	25	26
	Equitable Holdings Inc.	5.000%	4/20/48	150	136
	Fifth Third Bancorp	1.707%	11/1/27	50	45
	Fifth Third Bancorp	6.339%	7/27/29	490	505
	Fifth Third Bancorp	5.631%	1/29/32	200	200
[2]	Fifth Third Bank NA	3.950%	7/28/25	285	279
15

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	GGAM Finance Ltd.	8.000%	2/15/27	60	62
[6]	GGAM Finance Ltd.	8.000%	6/15/28	15	16
[4,6]	GGAM Finance Ltd.	6.875%	4/15/29	20	20
[6]	Global Atlantic Fin Co.	7.950%	6/15/33	940	1,044
[6]	Global Atlantic Fin Co.	6.750%	3/15/54	310	318
[2,9]	Goldman Sachs Group Inc.	7.250%	4/10/28	100	136
	Goldman Sachs Group Inc.	6.750%	10/1/37	200	218
[2]	Goldman Sachs Group Inc.	4.411%	4/23/39	300	268
	Goldman Sachs Group Inc.	2.908%	7/21/42	225	162
[2]	Goldman Sachs Group Inc.	4.800%	7/8/44	140	129
	Goldman Sachs Group Inc.	4.750%	10/21/45	144	133
[6]	Greystar Real Estate Partners LLC	7.750%	9/1/30	25	26
[6]	Howden UK Refinance plc	7.250%	2/15/31	25	25
[6]	Howden UK Refinance plc	8.125%	2/15/32	15	15
[2,9]	HSBC Holdings plc	1.750%	7/24/27	200	233
	HSBC Holdings plc	5.887%	8/14/27	1,000	1,008
	HSBC Holdings plc	6.332%	3/9/44	175	188
	HSBC USA Inc.	5.625%	3/17/25	500	501
	HSBC USA Inc.	5.294%	3/4/27	510	513
[6]	HUB International Ltd.	7.250%	6/15/30	20	21
[6]	HUB International Ltd.	7.375%	1/31/32	25	25
	Huntington Bancshares Inc.	6.208%	8/21/29	500	512
[8]	ING Groep NV	1.000%	11/13/30	200	205
	Intercontinental Exchange Inc.	4.950%	6/15/52	100	95
[8]	JAB Holdings BV	1.000%	12/20/27	200	197
	JPMorgan Chase & Co.	5.040%	1/23/28	300	299
	JPMorgan Chase & Co.	6.400%	5/15/38	200	225
	JPMorgan Chase & Co.	5.500%	10/15/40	50	51
[2]	JPMorgan Chase & Co.	3.109%	4/22/41	420	320
	JPMorgan Chase & Co.	5.600%	7/15/41	30	31
	JPMorgan Chase & Co.	3.157%	4/22/42	170	129
[2]	JPMorgan Chase & Co.	3.109%	4/22/51	170	118
	JPMorgan Chase & Co.	3.328%	4/22/52	30	22
	JPMorgan Chase Bank NA	5.110%	12/8/26	690	692
[2]	KeyBank NA	4.150%	8/8/25	100	97
[6]	Lseg US Fin Corp.	4.875%	3/28/27	200	199
	M&T Bank Corp.	6.082%	3/13/32	2,550	2,546
[6]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	30	30
[6]	Macquarie Airfinance Holdings Ltd.	6.500%	3/26/31	30	31
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	4,230	4,077
[2]	MDGH GMTN RSC Ltd.	3.000%	3/28/27	1,000	943
	MetLife Inc.	4.875%	11/13/43	100	94
	MetLife Inc.	5.000%	7/15/52	100	94
	Morgan Stanley	3.950%	4/23/27	250	241
	Morgan Stanley	5.123%	2/1/29	365	364
[8]	Morgan Stanley	3.790%	3/21/30	100	109
	Morgan Stanley	5.466%	1/18/35	350	353
	Morgan Stanley	5.948%	1/19/38	610	611
[2]	Morgan Stanley	3.971%	7/22/38	175	150
[2]	Morgan Stanley	4.457%	4/22/39	140	127
	Morgan Stanley	4.300%	1/27/45	180	158
[2]	Morgan Stanley	2.802%	1/25/52	50	33
[7,8]	Morgan Stanley, 3M EURIBOR + 0.650%	4.585%	3/19/27	200	216
[2]	Morgan Stanley Bank NA	4.754%	4/21/26	800	795
[2]	Morgan Stanley Bank NA	4.952%	1/14/28	560	557
16

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nasdaq Inc.	5.650%	6/28/25	120	120
	Nasdaq Inc.	5.350%	6/28/28	600	608
	Nasdaq Inc.	3.950%	3/7/52	45	35
	Nasdaq Inc.	5.950%	8/15/53	300	316
[6]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	25	23
[6]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	35	35
	NatWest Group plc	5.583%	3/1/28	270	271
[2]	NatWest Group plc	4.892%	5/18/29	200	196
[9]	NatWest Group plc	3.622%	8/14/30	400	490
	Navient Corp.	9.375%	7/25/30	40	43
[6]	New York Life Global Funding	4.850%	1/9/28	500	498
	OneMain Finance Corp.	3.500%	1/15/27	65	60
	OneMain Finance Corp.	7.875%	3/15/30	15	16
[4,6]	Panther Escrow Issuer LLC	7.125%	6/1/31	60	61
[6]	PennyMac Financial Services Inc.	7.875%	12/15/29	25	26
[6]	Penske Truck Leasing Co. LP	4.000%	7/15/25	170	167
[6]	Penske Truck Leasing Co. LP	5.350%	1/12/27	200	200
[9]	Phoenix Group Holdings plc	6.625%	12/18/25	100	128
	PNC Financial Services Group Inc.	3.150%	5/19/27	240	227
	PNC Financial Services Group Inc.	6.615%	10/20/27	310	319
	PNC Financial Services Group Inc.	5.068%	1/24/34	525	508
	PNC Financial Services Group Inc.	5.939%	8/18/34	230	236
	PNC Financial Services Group Inc.	6.875%	10/20/34	900	985
	PNC Financial Services Group Inc.	5.676%	1/22/35	620	626
	Prudential Financial Inc.	3.935%	12/7/49	250	198
	Prudential Financial Inc.	6.500%	3/15/54	170	173
[9]	Rothesay Life plc	8.000%	10/30/25	100	130
[9]	Rothesay Life plc	3.375%	7/12/26	100	121
[2]	Royal Bank of Canada	4.950%	4/25/25	1,933	1,926
[2]	Royal Bank of Canada	4.875%	1/19/27	700	698
[2]	Royal Bank of Canada	6.000%	11/1/27	500	517
[2]	Royal Bank of Canada	5.200%	8/1/28	120	121
[2]	Royal Bank of Canada	5.150%	2/1/34	220	220
[6]	Societe Generale SA	5.634%	1/19/30	300	299
[6]	Societe Generale SA	6.066%	1/19/35	300	302
	State Street Corp.	5.820%	11/4/28	300	309
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	720	731
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	400	408
[2,8]	Swedbank AB	3.625%	8/23/32	200	211
	Synovus Bank	5.625%	2/15/28	250	243
[2]	Toronto-Dominion Bank	5.532%	7/17/26	490	494
[6]	UBS Group AG	6.327%	12/22/27	350	357
[6]	UBS Group AG	4.282%	1/9/28	1,430	1,379
[6]	UBS Group AG	5.699%	2/8/35	1,370	1,377
[2]	US Bancorp	4.548%	7/22/28	500	490
	US Bancorp	5.775%	6/12/29	940	956
	US Bancorp	5.850%	10/21/33	200	204
	US Bancorp	4.839%	2/1/34	100	95
	US Bancorp	5.836%	6/12/34	340	347
	US Bancorp	5.678%	1/23/35	530	535
[6]	USI Inc.	7.500%	1/15/32	25	25
[2]	Wells Fargo & Co.	2.164%	2/11/26	300	291
[2]	Wells Fargo & Co.	2.393%	6/2/28	400	366
[2]	Wells Fargo & Co.	3.068%	4/30/41	175	131
	Wells Fargo & Co.	5.375%	11/2/43	155	150
17

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wells Fargo & Co.	4.611%	4/25/53	50	44
	Wells Fargo Bank NA	4.811%	1/15/26	690	686
[2]	Wells Fargo Bank NA	5.450%	8/7/26	500	503
	Willis North America Inc.	2.950%	9/15/29	904	810
					68,688
Health Care (3.8%)
	AbbVie Inc.	4.800%	3/15/27	2,525	2,526
	AbbVie Inc.	4.800%	3/15/29	4,180	4,188
	AbbVie Inc.	4.050%	11/21/39	702	625
	AbbVie Inc.	5.500%	3/15/64	125	129
[2]	AdventHealth Obligated Group	2.795%	11/15/51	350	234
[6]	Alcon Finance Corp.	3.800%	9/23/49	200	156
[8]	American Medical Systems Europe BV	3.375%	3/8/29	200	216
	Amgen Inc.	4.950%	10/1/41	450	427
	Amgen Inc.	5.650%	3/2/53	145	148
	Amgen Inc.	5.750%	3/2/63	115	117
	AstraZeneca plc	4.000%	9/18/42	260	223
	AstraZeneca plc	4.375%	8/17/48	311	278
	Becton Dickinson & Co.	4.693%	2/13/28	180	178
	Becton Dickinson & Co.	4.874%	2/8/29	365	363
[2]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	240	156
	Bristol-Myers Squibb Co.	4.900%	2/22/27	295	296
	Bristol-Myers Squibb Co.	4.900%	2/22/29	845	849
	Bristol-Myers Squibb Co.	2.350%	11/13/40	254	173
	Bristol-Myers Squibb Co.	2.550%	11/13/50	180	111
	Bristol-Myers Squibb Co.	5.650%	2/22/64	610	628
[6]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	100	96
[6]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	125	120
	Cencora Inc.	4.300%	12/15/47	300	260
	Cigna Group	4.800%	8/15/38	100	94
[2]	CommonSpirit Health	4.350%	11/1/42	300	260
[6]	Community Health Systems Inc.	8.000%	3/15/26	89	89
	CVS Health Corp.	4.300%	3/25/28	574	560
	CVS Health Corp.	1.750%	8/21/30	476	391
[6]	DaVita Inc.	3.750%	2/15/31	40	34
	Elevance Health Inc.	3.650%	12/1/27	315	301
	Elevance Health Inc.	3.125%	5/15/50	50	35
	Elevance Health Inc.	6.100%	10/15/52	210	227
[6]	Fortrea Holdings Inc.	7.500%	7/1/30	40	41
	GE HealthCare Technologies Inc.	5.600%	11/15/25	370	371
	GE HealthCare Technologies Inc.	6.377%	11/22/52	100	113
	Gilead Sciences Inc.	4.150%	3/1/47	110	92
	HCA Inc.	6.000%	4/1/54	300	305
[6]	LifePoint Health Inc.	11.000%	10/15/30	35	37
[6]	Medline Borrower LP	3.875%	4/1/29	28	26
[6]	Medline Borrower LP	6.250%	4/1/29	25	25
	Merck & Co. Inc.	5.150%	5/17/63	265	262
[6]	Owens & Minor Inc.	6.625%	4/1/30	15	15
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	400	394
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	155	152
[6]	Roche Holdings Inc.	4.909%	3/8/31	670	672
[6]	Roche Holdings Inc.	4.985%	3/8/34	645	649
[6]	Roche Holdings Inc.	5.218%	3/8/54	395	400
[6]	Star Parent Inc.	9.000%	10/1/30	57	60
[4,6]	Surgery Center Holdings Inc.	7.250%	4/15/32	20	20
18

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	135
	Tenet Healthcare Corp.	6.250%	2/1/27	130	130
	Tenet Healthcare Corp.	6.125%	10/1/28	70	70
	Tenet Healthcare Corp.	4.250%	6/1/29	60	56
[6]	Tenet Healthcare Corp.	6.750%	5/15/31	95	97
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	45	43
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	55	59
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	75	82
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	29	20
	UnitedHealth Group Inc.	3.700%	5/15/27	20	19
	UnitedHealth Group Inc.	5.250%	2/15/28	80	81
	UnitedHealth Group Inc.	2.750%	5/15/40	315	232
	UnitedHealth Group Inc.	6.050%	2/15/63	100	110
	Zoetis Inc.	4.700%	2/1/43	105	96
					19,352
Industrials (3.3%)
[6]	Advanced Drainage Systems Inc.	6.375%	6/15/30	75	75
[6]	Air Canada	3.875%	8/15/26	200	191
[8]	ALD SA	4.375%	11/23/26	100	109
[6]	Allison Transmission Inc.	4.750%	10/1/27	155	149
[6]	American Airlines Inc.	7.250%	2/15/28	44	45
[6]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	185	173
	Boeing Co.	5.150%	5/1/30	574	555
	Boeing Co.	5.805%	5/1/50	250	236
[4,6]	Bombardier Inc.	7.250%	7/1/31	45	45
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	450	476
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	220	218
[6]	Chart Industries Inc.	7.500%	1/1/30	25	26
[6]	Chart Industries Inc.	9.500%	1/1/31	15	16
[6]	Clean Harbors Inc.	4.875%	7/15/27	75	73
[6]	Clean Harbors Inc.	6.375%	2/1/31	50	50
	CSX Corp.	3.800%	11/1/46	283	225
[6]	Daimler Truck Finance North America LLC	5.400%	9/20/28	160	162
[6]	Delta Air Lines Inc.	4.750%	10/20/28	2,041	1,996
[2,8]	Deutsche Lufthansa AG	2.875%	5/16/27	100	105
[6]	EMRLD Borrower LP	6.625%	12/15/30	105	106
[6]	ERAC USA Finance LLC	4.600%	5/1/28	180	178
[6]	ERAC USA Finance LLC	7.000%	10/15/37	920	1,050
[8]	Fortive Corp.	3.700%	8/15/29	300	325
[6]	Gates Global LLC	6.250%	1/15/26	33	33
[2,9]	Heathrow Funding Ltd.	6.750%	12/3/26	100	131
[8]	Honeywell International Inc.	3.375%	3/1/30	300	324
	Honeywell International Inc.	5.250%	3/1/54	460	463
	Honeywell International Inc.	5.350%	3/1/64	610	618
	L3Harris Technologies Inc.	5.250%	6/1/31	550	549
	Lockheed Martin Corp.	4.700%	5/15/46	110	103
	Lockheed Martin Corp.	4.300%	6/15/62	360	305
	Lockheed Martin Corp.	5.200%	2/15/64	710	702
[6]	Mileage Plus Holdings LLC	6.500%	6/20/27	2,450	2,467
	Northrop Grumman Corp.	5.200%	6/1/54	980	954
[6]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	105	96
[6]	Rolls-Royce plc	3.625%	10/14/25	180	175
	RTX Corp.	4.875%	10/15/40	580	542
	RTX Corp.	5.375%	2/27/53	240	236
19

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Ryder System Inc.	5.300%	3/15/27	130	131
[6]	Siemens Financieringsmaatschappij NV	2.875%	3/11/41	620	471
[6]	Spirit AeroSystems Inc.	9.375%	11/30/29	64	70
[6]	Spirit AeroSystems Inc.	9.750%	11/15/30	83	93
[6]	TopBuild Corp.	3.625%	3/15/29	135	123
[6]	TopBuild Corp.	4.125%	2/15/32	35	31
[6]	TransDigm Inc.	6.750%	8/15/28	300	304
[6]	TransDigm Inc.	6.375%	3/1/29	96	96
[6]	TransDigm Inc.	6.875%	12/15/30	75	77
[6]	TransDigm Inc.	7.125%	12/1/31	105	108
[6]	TransDigm Inc.	6.625%	3/1/32	33	33
[2,8]	Traton Finance Luxembourg SA	4.000%	9/16/25	400	432
[6]	Triumph Group Inc.	9.000%	3/15/28	78	82
	Union Pacific Corp.	3.839%	3/20/60	170	130
	Union Pacific Corp.	3.850%	2/14/72	200	149
[6]	United Airlines Inc.	4.375%	4/15/26	230	222
[6]	United Airlines Inc.	4.625%	4/15/29	30	28
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	54	54
[6]	WESCO Distribution Inc.	6.375%	3/15/29	80	81
[6]	WESCO Distribution Inc.	6.625%	3/15/32	65	66
					17,063
Materials (1.4%)
	Albemarle Corp.	4.650%	6/1/27	100	98
[6]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	90	73
[6]	Arsenal AIC Parent LLC	8.000%	10/1/30	45	47
[6]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	20	13
[6]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	25	26
[6]	Axalta Coating Systems LLC	4.750%	6/15/27	180	174
	Ball Corp.	6.875%	3/15/28	80	82
	Ball Corp.	6.000%	6/15/29	60	61
	Ball Corp.	2.875%	8/15/30	70	60
	Ball Corp.	3.125%	9/15/31	90	77
[6]	Big River Steel LLC	6.625%	1/31/29	190	191
[2]	Braskem Netherlands Finance BV	4.500%	1/31/30	200	172
[6]	Braskem Netherlands Finance BV	8.500%	1/12/31	820	849
[6]	Canpack SA	3.875%	11/15/29	265	234
[6]	Chemours Co.	5.750%	11/15/28	10	9
[6]	Chemours Co.	4.625%	11/15/29	250	216
[6]	Cleveland-Cliffs Inc.	7.000%	3/15/32	110	111
	Dow Chemical Co.	5.600%	2/15/54	480	478
[6]	Element Solutions Inc.	3.875%	9/1/28	270	247
	FMC Corp.	5.150%	5/18/26	165	164
[6]	Georgia-Pacific LLC	2.300%	4/30/30	250	215
[2,9]	Glencore Finance Europe Ltd.	3.125%	3/26/26	100	121
[6]	Hudbay Minerals Inc.	4.500%	4/1/26	190	184
[6]	Kaiser Aluminum Corp.	4.500%	6/1/31	145	128
	LYB International Finance III LLC	3.375%	10/1/40	339	254
[6]	Newmont Corp.	5.350%	3/15/34	570	573
[6]	NOVA Chemicals Corp.	8.500%	11/15/28	20	21
[6]	NOVA Chemicals Corp.	9.000%	2/15/30	80	83
[6]	Novelis Corp.	4.750%	1/30/30	96	88
[6]	Novelis Corp.	3.875%	8/15/31	152	131
	Nucor Corp.	4.400%	5/1/48	110	98
	Nucor Corp.	3.850%	4/1/52	100	79
20

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nutrien Ltd.	5.900%	11/7/24	50	50
	Nutrien Ltd.	5.950%	11/7/25	125	126
	Nutrien Ltd.	5.800%	3/27/53	155	158
[6]	Olympus Water US Holding Corp.	4.250%	10/1/28	111	101
[6]	Olympus Water US Holding Corp.	9.750%	11/15/28	175	187
[6]	Olympus Water US Holding Corp.	6.250%	10/1/29	40	36
[6]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	30	30
[6]	Sealed Air Corp.	6.125%	2/1/28	95	95
[6]	Sealed Air Corp.	5.000%	4/15/29	35	34
[6]	Sealed Air Corp.	7.250%	2/15/31	40	42
[4,6]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	205	205
[4,6]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	200
[4,6]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	320	325
[6]	SNF Group SACA	3.125%	3/15/27	55	51
[6]	SNF Group SACA	3.375%	3/15/30	255	221
[6]	Summit Materials LLC	7.250%	1/15/31	20	21
[6]	WR Grace Holdings LLC	5.625%	8/15/29	50	45
[6]	WR Grace Holdings LLC	7.375%	3/1/31	35	35
					7,319
Real Estate (1.2%)
[2,9]	Akelius Residential Property AB	2.375%	8/15/25	100	120
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	310	305
[8]	American Tower Corp.	0.450%	1/15/27	150	148
[2,8]	Aroundtown SA	1.625%	Perpetual	100	52
[8]	ATF Netherlands BV	7.078%	Perpetual	100	69
	Brixmor Operating Partnership LP	2.250%	4/1/28	815	724
	COPT Defense Properties LP	2.250%	3/15/26	545	513
[8]	Digital Dutch Finco BV	0.625%	7/15/25	100	103
	ERP Operating LP	4.500%	7/1/44	230	199
	Extra Space Storage LP	5.900%	1/15/31	520	538
[2,8]	Heimstaden Bostad AB	1.125%	1/21/26	200	194
	Highwoods Realty LP	7.650%	2/1/34	300	327
	Kilroy Realty LP	6.250%	1/15/36	410	401
	Kimco Realty OP LLC	4.250%	4/1/45	75	60
	Kimco Realty OP LLC	3.700%	10/1/49	110	80
[6]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	95	86
	MPT Operating Partnership LP	3.500%	3/15/31	170	118
[2,8]	Prologis International Funding II SA	3.625%	3/7/30	100	107
	Prologis LP	1.750%	2/1/31	100	82
	Prologis LP	5.250%	6/15/53	402	395
	Prologis LP	5.250%	3/15/54	300	295
	Public Storage Operating Co.	5.350%	8/1/53	240	241
[2,9]	Realty Income Corp.	1.875%	1/14/27	100	115
	Realty Income Corp.	4.850%	3/15/30	50	50
[6]	RHP Hotel Properties LP	6.500%	4/1/32	35	35
	Sabra Health Care LP	3.200%	12/1/31	510	424
	SBA Communications Corp.	3.875%	2/15/27	50	48
	SBA Communications Corp.	3.125%	2/1/29	50	44
[6]	Starwood Property Trust Inc.	7.250%	4/1/29	15	15
[6]	VICI Properties LP	4.625%	6/15/25	190	187
[9]	Westfield America Management Ltd.	2.125%	3/30/25	100	122
					6,197
Technology (1.9%)
	Apple Inc.	4.100%	8/8/62	340	288
	Block Inc.	2.750%	6/1/26	10	9
21

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Block Inc.	3.500%	6/1/31	30	26
[6]	Boost Newco Borrower LLC	7.500%	1/15/31	35	37
	Broadcom Inc.	3.150%	11/15/25	500	484
	Broadcom Inc.	3.459%	9/15/26	610	587
	Broadcom Inc.	4.150%	11/15/30	190	180
[6]	Broadcom Inc.	4.150%	4/15/32	285	264
[6]	Broadcom Inc.	3.419%	4/15/33	510	441
[6]	Broadcom Inc.	4.926%	5/15/37	890	844
[6]	Central Parent LLC	8.000%	6/15/29	60	62
	Cisco Systems Inc.	4.800%	2/26/27	1,220	1,222
	Cisco Systems Inc.	5.350%	2/26/64	550	563
[6]	Cloud Software Group Inc.	6.500%	3/31/29	40	38
[6]	Cloud Software Group Inc.	9.000%	9/30/29	75	72
	Cotiviti Holdings Inc.	7.625%	2/21/31	5	5
	Dell International LLC	4.900%	10/1/26	160	159
	Dell International LLC	8.350%	7/15/46	46	60
[6]	Entegris Inc.	4.750%	4/15/29	395	379
[6]	Entegris Inc.	5.950%	6/15/30	300	297
[4,6]	Esab Corp.	6.250%	4/15/29	30	30
[8]	Fidelity National Information Services Inc.	1.000%	12/3/28	100	96
	Global Payments Inc.	4.800%	4/1/26	540	534
[6]	Husky Injection Molding Systems Ltd.	9.000%	2/15/29	20	21
[6]	Imola Merger Corp.	4.750%	5/15/29	155	145
	Intel Corp.	4.100%	5/19/46	186	157
	Intel Corp.	4.900%	8/5/52	100	93
	Intel Corp.	5.900%	2/10/63	120	127
	Kyndryl Holdings Inc.	6.350%	2/20/34	140	144
[6]	McAfee Corp.	7.375%	2/15/30	115	106
	Oracle Corp.	3.850%	7/15/36	250	214
	Oracle Corp.	4.000%	11/15/47	424	331
[6]	Seagate HDD Cayman	8.250%	12/15/29	30	32
[6]	Seagate HDD Cayman	8.500%	7/15/31	25	27
	Texas Instruments Inc.	5.150%	2/8/54	460	461
	Texas Instruments Inc.	5.050%	5/18/63	410	399
[6]	UKG Inc.	6.875%	2/1/31	65	66
	VMware LLC	3.900%	8/21/27	187	179
	VMware LLC	1.800%	8/15/28	360	314
	VMware LLC	2.200%	8/15/31	290	236
[6]	Williams Scotsman Inc.	7.375%	10/1/31	20	21
[6]	Xerox Holdings Corp.	8.875%	11/30/29	25	25
					9,775
Utilities (3.8%)
[2]	AEP Transmission Co. LLC	3.650%	4/1/50	200	151
	AEP Transmission Co. LLC	5.400%	3/15/53	130	129
	AES Corp.	5.450%	6/1/28	250	250
[2]	Alabama Power Co.	1.450%	9/15/30	730	590
	Ameren Corp.	5.700%	12/1/26	830	841
	American Electric Power Co. Inc.	5.699%	8/15/25	920	921
[8]	Amprion GmbH	3.450%	9/22/27	100	108
[2,8]	Amprion GmbH	3.875%	9/7/28	100	110
	Atmos Energy Corp.	6.200%	11/15/53	170	192
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	226	181
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	339	275
[6]	Calpine Corp.	4.500%	2/15/28	70	67
[6]	Calpine Corp.	5.125%	3/15/28	80	77
22

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Calpine Corp.	4.625%	2/1/29	30	28
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	70	70
	CenterPoint Energy Inc.	5.250%	8/10/26	1,500	1,503
	CenterPoint Energy Inc.	3.700%	9/1/49	200	148
[6]	Clearway Energy Operating LLC	4.750%	3/15/28	265	252
[6]	Clearway Energy Operating LLC	3.750%	1/15/32	10	8
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	280	285
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	560	597
	DTE Energy Co.	2.950%	3/1/30	200	176
	Duke Energy Carolinas LLC	3.750%	6/1/45	130	101
	Duke Energy Corp.	3.300%	6/15/41	226	169
	Duke Energy Florida LLC	5.875%	11/15/33	60	63
	Duke Energy Florida LLC	6.200%	11/15/53	170	188
	Duke Energy Ohio Inc.	5.650%	4/1/53	160	162
	Duke Energy Ohio Inc.	5.550%	3/15/54	460	459
	Duke Energy Progress LLC	4.100%	5/15/42	200	168
[6]	EDP Finance BV	3.625%	7/15/24	590	586
[6]	Enel Finance America LLC	2.875%	7/12/41	300	204
[2,8]	Enel Finance International NV	0.000%	6/17/27	400	388
	Entergy Texas Inc.	5.000%	9/15/52	70	64
	Entergy Texas Inc.	5.800%	9/1/53	160	165
	Eversource Energy	4.200%	6/27/24	572	570
	Exelon Corp.	4.450%	4/15/46	660	565
	Exelon Corp.	4.100%	3/15/52	100	80
	Exelon Corp.	5.600%	3/15/53	190	190
	FirstEnergy Corp.	2.650%	3/1/30	120	103
[2]	FirstEnergy Corp.	2.250%	9/1/30	70	58
[6]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	110	109
[6]	FirstEnergy Transmission LLC	4.550%	4/1/49	180	152
	Georgia Power Co.	5.004%	2/23/27	820	821
	Georgia Power Co.	5.125%	5/15/52	100	97
	MidAmerican Energy Co.	5.300%	2/1/55	710	702
[2,8]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	200	216
[9]	National Grid Electricity Distribution plc	3.500%	10/16/26	200	242
	National Grid plc	5.602%	6/12/28	350	357
	Nevada Power Co.	6.000%	3/15/54	200	211
[6]	NextEra Energy Operating Partners LP	4.250%	7/15/24	30	30
[6]	Niagara Mohawk Power Corp.	5.664%	1/17/54	220	218
	Pacific Gas & Electric Co.	3.150%	1/1/26	225	216
	Pacific Gas & Electric Co.	5.550%	5/15/29	420	424
	Pacific Gas & Electric Co.	2.500%	2/1/31	57	47
	Pacific Gas & Electric Co.	6.150%	1/15/33	220	227
	Pacific Gas & Electric Co.	5.800%	5/15/34	290	292
	Pacific Gas & Electric Co.	4.500%	7/1/40	79	67
	Pacific Gas & Electric Co.	3.300%	8/1/40	80	59
	Pacific Gas & Electric Co.	3.500%	8/1/50	57	39
	Pacific Gas & Electric Co.	6.750%	1/15/53	200	218
	PacifiCorp	5.450%	2/15/34	310	311
	PPL Electric Utilities Corp.	5.250%	5/15/53	230	228
	Public Service Enterprise Group Inc.	5.200%	4/1/29	970	970
[6]	Rayburn Country Securitization LLC	2.307%	12/1/30	177	160
	Sempra	3.700%	4/1/29	300	281
	Tampa Electric Co.	3.875%	7/12/24	100	99
	Union Electric Co.	5.450%	3/15/53	450	446
[2]	Virginia Electric & Power Co.	3.800%	9/15/47	700	541
23

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Electric & Power Co.	5.450%	4/1/53	140	139
[6]	Vistra Operations Co. LLC	5.000%	7/31/27	130	126
[6]	Vistra Operations Co. LLC	7.750%	10/15/31	135	141
					19,428
Total Corporate Bonds (Cost $205,803)					202,229
Floating Rate Loan Interests (0.8%)
[7]	AAdvantage Loyalty IP Ltd. Initial Term Loan, TSFR3M + 4.750%	10.329%	4/20/28	1,775	1,842
[7]	Bausch + Lomb Corp. Initial Term Loan, TSFR1M + 3.250%	8.677%	5/10/27	30	30
[7]	Bausch Health Cos. Inc. Second Amendment Term Loan, TSFR1M + 5.250%	10.679%	2/1/27	150	117
[7]	Berry Global Inc. Term Loan Z, TSFR1M + 1.750%	7.182%	7/1/26	391	392
[7]	Boost Newco Borrower LLC Initial Term Loan, TSFR3M + 3.000%	8.309%	1/31/31	10	10
[7]	Chemours Co. Tranche B-3 Term Loan, TSFR1M + 3.500%	8.830%	8/18/28	66	65
[7]	Cloud Software Group Inc. First Lien Dollar Term Loan B, TSFR3M + 4.500%	9.909%	3/30/29	109	108
[7,10]	Cotiviti Holdings Inc. Term Loan, TSFR1M + 3.250%	—%	2/24/31	20	20
[7]	DaVita Inc. Tranche B-1 Term Loan, TSFR1M + 1.750%	7.192%	8/12/26	126	126
[7]	First Student Bidco Inc. Incremental Term Loan B, TSFR3M + 4.000%	9.402%	7/21/28	107	107
[7]	First Student Bidco Inc. Initial Term Loan B, TSFR3M + 3.000%	8.610%	7/21/28	84	84
[7]	First Student Bidco Inc. Initial Term Loan C, TSFR3M + 3.000%	8.610%	7/21/28	24	24
[7]	Hub International Ltd. Incremental Term Loan, TSFR3M + 3.250%	8.574%	6/20/30	45	45
[7]	McAfee Corp. Tranche B-1 Term Loan, TSFR1M + 3.750%	9.176%	3/1/29	108	108
[7]	Medline Borrower LP Initial Dollar Term Loan, TSFR1M + 3.000%	8.441%	10/23/28	328	328
[7]	Mileage Plus Holdings LLC Initial Term Loan, TSFR3M + 5.250%	10.733%	6/21/27	33	34
[7]	MIWD Holdco II LLC Term Loan, TSFR1M + 3.500%	8.816%	3/20/31	10	10
[7]	NCR Atleos LLC Term Loan B, TSFR3M + 4.750%	10.163%	3/27/29	55	55
[7]	SBA Senior Finance II LLC Initial Term Loan, TSFR1M + 2.000%	7.340%	1/25/31	55	55
[7]	SkyMiles IP Ltd. Initial Term Loan, TSFR3M + 3.750%	9.068%	10/20/27	217	224
[7]	SS&C Technologies Holdings Inc. Term Loan B-6, TSFR1M + 2.250%	7.680%	3/22/29	55	55
[7]	SS&C Technologies Holdings Inc. Term Loan B-7, TSFR1M + 2.250%	7.680%	3/22/29	107	108
[7]	Star Parent Inc. Term Loan, TSFR3M + 4.000%	9.309%	9/27/30	25	25
[7]	Truist Insurance Holdings LLC Second Lien Term Loan, TSFR1M + 4.750%	10.074%	3/8/32	25	25
[7]	United AirLines Inc. Term Loan B, TSFR3M + 2.750%	8.076%	2/22/31	10	10
24

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Wyndham Hotels & Resorts Inc. Term Loan B, TSFR1M + 2.250%	7.677%	5/24/30	293	293
Total Floating Rate Loan Interests (Cost $4,278)					4,300
Sovereign Bonds (16.7%)
[11]	Arab Republic of Egypt	0.000%	3/11/25	47,000	777
[2]	Arab Republic of Egypt	8.700%	3/1/49	350	283
[2]	Arab Republic of Egypt	8.875%	5/29/50	200	165
[2]	Argentine Republic	3.625%	7/9/35	1,000	415
	Asian Infrastructure Investment Bank	4.250%	3/13/34	2,498	2,469
[2]	Bermuda	3.717%	1/25/27	200	191
[2,6]	Central American Bank for Economic Integration	5.000%	1/25/27	1,819	1,813
	Corp. Andina de Fomento	5.000%	1/24/29	2,102	2,096
[2,6]	Corp. Nacional del Cobre de Chile	5.950%	1/8/34	1,400	1,399
[2]	Empresa Nacional del Petroleo	3.750%	8/5/26	430	410
[2]	Eskom Holdings SOC Ltd.	7.125%	2/11/25	400	398
[2,8]	European Union	0.300%	11/4/50	2,695	1,475
[2,8]	European Union	3.000%	3/4/53	473	486
[2]	Federal Republic of Nigeria	6.500%	11/28/27	200	188
	Federative Republic of Brazil	6.125%	3/15/34	2,690	2,663
	Federative Republic of Brazil	7.125%	5/13/54	200	202
[6,8]	French Republic	3.250%	5/25/55	870	927
[2]	Gabonese Republic	6.950%	6/16/25	200	196
[6,8]	Hellenic Republic	3.375%	6/15/34	3,014	3,251
[2,6]	Ivory Coast Government Bond	8.250%	1/30/37	1,600	1,604
[2]	Kingdom of Bahrain	5.250%	1/25/33	300	267
[2]	Kingdom of Bahrain	6.250%	1/25/51	200	166
[2]	Kingdom of Morocco	2.375%	12/15/27	400	357
[2]	Kingdom of Morocco	4.000%	12/15/50	255	174
[2,6]	Kingdom of Saudi Arabia	5.750%	1/16/54	3,125	3,091
[6,8]	Kingdom of Spain	3.250%	4/30/34	1,254	1,362
[6,8]	Kingdom of Spain	4.000%	10/31/54	581	650
[2]	Oman Government Bond	4.875%	2/1/25	500	495
[2]	Oman Government Bond	4.750%	6/15/26	2,400	2,359
[2]	Paraguay Government Bond	4.700%	3/27/27	1,519	1,477
[2,8]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	2.875%	10/25/25	800	846
[2]	Petroleos del Peru SA	5.625%	6/19/47	427	284
	Petroleos Mexicanos	6.750%	9/21/47	1,990	1,325
	Petroleos Mexicanos	6.950%	1/28/60	2,384	1,574
[2]	Petroliam Nasional Bhd.	7.625%	10/15/26	2,600	2,753
[2,8]	Province of Quebec	3.125%	3/27/34	4,011	4,358
[2,12]	Republic of Colombia	6.000%	4/28/28	6,000,000	1,381
[2]	Republic of Colombia	4.500%	3/15/29	6,460	5,944
[2]	Republic of Colombia	3.000%	1/30/30	5,810	4,809
[2,6]	Republic of Costa Rica	7.300%	11/13/54	500	531
[2]	Republic of Ecuador	6.000%	7/31/30	990	673
[2]	Republic of El Salvador	7.650%	6/15/35	180	137
[2,13]	Republic of Ghana	8.950%	3/26/51	200	102
[8]	Republic of Iceland	3.500%	3/21/34	745	817
[2,8]	Republic of Indonesia	2.150%	7/18/24	500	535
[2,8]	Republic of Indonesia	3.375%	7/30/25	1,000	1,070
[2]	Republic of Paraguay	5.000%	4/15/26	1,510	1,488
	Republic of Peru	7.350%	7/21/25	3,060	3,133
	Republic of Peru	2.844%	6/20/30	1,250	1,096
25

Core-Plus Bond Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,8]		Republic of Romania	2.125%	3/7/28	633	627
[2,8]		Republic of Romania	1.750%	7/13/30	132	117
[6,8]		Republic of Romania	5.375%	3/22/31	950	1,030
[2,14]		Republic of South Africa	8.500%	1/31/37	31,000	1,206
[2,8]		Republic of the Philippines	0.875%	5/17/27	6,408	6,329
		Republic of Turkiye	9.375%	3/14/29	300	326
		Republic of Turkiye	7.625%	5/15/34	650	652
		Republic of Turkiye	4.875%	4/16/43	200	140
[2]		Republic of Uzbekistan International Bond	7.850%	10/12/28	333	348
[2]		Republic of Uzbekistan International Bond	5.375%	2/20/29	867	818
[2]		Republic of Vietnam	4.800%	11/19/24	2,158	2,142
[2]		Saudi Arabian Oil Co.	2.875%	4/16/24	1,572	1,570
[2,8]		Societe Des Grands Projets EPIC	0.700%	10/15/60	700	312
[2,15]		Southern Gas Corridor CJSC	6.875%	3/24/26	965	976
		State of Israel	4.500%	1/17/33	605	563
		State of Israel	5.750%	3/12/54	340	326
[2,13]		Ukraine Government Bond	6.876%	5/21/31	1,050	309
[2]		United Mexican States	6.350%	2/9/35	2,435	2,514
[2,6]		Uzbekneftegaz JSC	4.750%	11/16/28	600	503
Total Sovereign Bonds (Cost $85,893)						85,470
					Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[16]		Vanguard Market Liquidity Fund (Cost $2,278)	5.407%		22,790	2,278
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.1%)
Exchange-Traded Options (0.0%)
Put Options
	10-Year U.S. Treasury Note Futures Contracts	4/26/24	28	$110.00	3,080	11
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.1%)
Call Swaptions
	2-Years Interest Rate Swap, Pays SOFR Annually, Receives 3.694% Annually	CITNA	5/21/24	3.694%	13,100	4
	2-Years Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	BANA	5/22/24	3.750%	13,100	5
26

Core-Plus Bond Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
2-Years Interest Rate Swap, Pays SOFR Annually, Receives 4.294% Annually	CITNA	5/21/24	4.294%	13,100	27
2-Years Interest Rate Swap, Pays SOFR Annually, Receives 4.350% Annually	BANA	5/22/24	4.350%	13,100	32
10-Years Interest Rate Swap, Pays SOFR Annually, Receives 3.865% Annually	BNPSW	6/20/24	3.865%	7,000	128
10-Years Interest Rate Swap, Pays SOFR Annually, Receives 3.902% Annually	NGFP	6/18/24	3.902%	7,100	143
					339
Put Swaptions
10-Years Interest Rate Swap, Receives SOFR Annually, Pays 3.865% Annually	BNPSW	6/20/24	3.865%	7,000	80
10-Years Interest Rate Swap, Receives SOFR Annually, Pays 3.902% Annually	NGFP	6/18/24	3.902%	7,100	74
5-Year CDX-NA-IG-S41-V1, Credit Protection Purchased, Pays 1.000% Quarterly	BANA	5/15/24	0.575%	11,790	3
5-Year CDX-NA-IG-S41-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	4/17/24	0.600%	22,680	—
					157
Total Options Purchased (Cost $729)					507
Total Investments (98.4%) (Cost $512,128)					504,109
27

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.9%)
[2,3,4]	UMBS Pool (Proceeds $4,424)	6.500%	10/1/53–4/25/54	(4,321)	(4,401)
Other Assets and Liabilities—Net (2.5%)					12,809
Net Assets (100%)					512,517
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $820,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2024.
5	Securities with a value of $1,784,000 have been segregated as initial margin for open futures contracts.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate value was $71,376,000, representing 13.9% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Represents an unsettled loan as of March 31, 2024. The coupon rate is not known until the settlement date.
11	Face amount denominated in Egyptian pounds.
12	Face amount denominated in Colombian pesos.
13	Non-income-producing security—security in default.
14	Face amount denominated in South African rand.
15	Guaranteed by the Republic of Azerbaijan.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
BANA—Bank of America, N.A.
BNPSW—BNP Paribas.
CITNA—Citibank, N.A.
DAC—Designated Activity Company.
EURIBOR—Euro Interbank Offered Rate.
GSI—Goldman Sachs International.
NGFP—Nomura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
UMBS—Uniform Mortgage-Backed Securities.
28

Core-Plus Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written
	Counterparty	Expiration Date	Excercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Years Interest Rate Swap, Receives SOFR Annually, Pays 3.894% Annually	CITNA	5/21/24	3.894%	13,100	(7)
2-Years Interest Rate Swap, Receives SOFR Annually, Pays 3.950% Annually	BANA	5/22/24	3.950%	13,100	(9)
2-Years Interest Rate Swap, Receives SOFR Annually, Pays 4.094% Annually	CITNA	5/21/24	4.094%	13,100	(14)
2-Years Interest Rate Swap, Receives SOFR Annually, Pays 4.150% Annually	BANA	5/22/24	4.150%	13,100	(18)
10-Years Interest Rate Swap, Receives SOFR Annually, Pays 3.770% Annually	BNPSW	3/20/25	3.770%	4,700	(172)
10-Years Interest Rate Swap, Receives SOFR Annually, Pays 3.804% Annually	NGFP	3/18/25	3.804%	4,700	(179)
					(399)
Put Swaptions
10-Years Interest Rate Swap, Pays SOFR Annually, Receives 3.770% Annually	BNPSW	3/20/25	3.770%	4,700	(138)
10-Years Interest Rate Swap, Pays SOFR Annually, Receives 3.804% Annually	NGFP	3/18/25	3.804%	4,700	(132)
					(270)
Total Options Written (Premiums Received $797)					(669)
BANA—Bank of America, N.A.
BNPSW—BNP Paribas.
CITNA—Citibank, N.A.
NGFP—Nomura Global Financial Products Inc.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2024	98	20,040	(29)
5-Year U.S. Treasury Note	June 2024	5	535	—
10-Year U.S. Treasury Note	June 2024	124	13,739	32
Long U.S. Treasury Bond	June 2024	62	7,467	13
Ultra 10-Year U.S. Treasury Note	June 2024	17	1,948	1
Ultra Long U.S. Treasury Bond	June 2024	29	3,741	49
				66
29

Core-Plus Bond Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
10-Year Japanese Government Bond	June 2024	(10)	(9,637)	(7)
AUD 10-Year Treasury Bond	June 2024	(11)	(836)	(1)
Euro-Bobl	June 2024	(66)	(8,420)	(39)
Euro-Bund	June 2024	(62)	(8,922)	(96)
Euro-Buxl	June 2024	(32)	(4,688)	(87)
Euro-OAT	June 2024	(10)	(1,383)	(15)
Euro-Schatz	June 2024	(9)	(1,026)	(1)
Long Gilt	June 2024	(11)	(1,387)	(36)
Mini 10-Year Japanese Government Bond	June 2024	(15)	(1,444)	1
				(281)
				(215)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	4/26/24	CHF	42	USD	49	—	(1)
Citibank, N.A.	4/26/24	EUR	415	USD	454	—	(5)
State Street Bank & Trust Co.	4/26/24	EUR	114	USD	124	—	(1)
UBS AG	4/26/24	EUR	98	USD	108	—	(2)
Bank of America, N.A.	4/26/24	EUR	96	USD	104	—	—
JPMorgan Chase Bank, N.A.	4/26/24	GBP	74	USD	94	—	(1)
UBS AG	4/26/24	JPY	4,295	USD	29	—	(1)
Bank of America, N.A.	4/26/24	JPY	2,903	USD	19	—	—
UBS AG	4/26/24	MXN	76,844	USD	4,537	68	—
Deutsche Bank AG	4/26/24	USD	35	AUD	52	—	—
State Street Bank & Trust Co.	4/26/24	USD	1	AUD	2	—	—
State Street Bank & Trust Co.	6/20/24	USD	1,380	COP	5,482,296	—	(19)
JPMorgan Chase Bank, N.A.	3/12/25	USD	624	EGP	36,185	—	(55)
JPMorgan Chase Bank, N.A.	4/26/24	USD	28,939	EUR	26,474	350	—
BNP Paribas	4/26/24	USD	4,362	EUR	4,021	20	—
Toronto-Dominion Bank	4/26/24	USD	320	EUR	294	3	—
30

Core-Plus Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	4/26/24	USD	104	EUR	97	—	—
Barclays Bank plc	4/26/24	USD	55	EUR	51	—	—
UBS AG	4/26/24	USD	22	EUR	21	—	—
State Street Bank & Trust Co.	4/26/24	USD	12	EUR	11	—	—
State Street Bank & Trust Co.	4/26/24	USD	2,763	GBP	2,163	32	—
Toronto-Dominion Bank	4/26/24	USD	62	GBP	49	1	—
Société Generale	4/26/24	USD	17	GBP	14	—	—
State Street Bank & Trust Co.	4/26/24	USD	234	JPY	34,434	6	—
Bank of America, N.A.	4/26/24	USD	24	JPY	3,669	—	—
UBS AG	4/26/24	USD	4,364	MXN	73,916	—	(66)
Toronto-Dominion Bank	4/26/24	USD	29	NZD	47	1	—
BNP Paribas	4/26/24	USD	1,229	ZAR	22,946	20	—
						501	(151)
AUD—Australian dollar.
CHF—Swiss franc.
COP—Colombian peso.
EGP—Egyptian pound.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
NZD—New Zealand dollar.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S42-V1	6/20/29	USD	50,271	(1.000)	(1,144)	(18)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

31

Core-Plus Bond Fund
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
People's Republic of China/A1	6/20/29	GSI	315	1.000	4	4	—	—

Credit Protection Purchased
Malaysia	6/20/29	GSI	614	(1.000)	(17)	(17)	—	—
Petroleos Mexicanos	12/20/26	BARC	2,000	(1.000)	149	113	36	—
Republic of Colombia	6/20/29	BANA	1,090	(1.000)	35	37	—	(2)
Republic of Colombia	6/20/29	JPMC	9,685	(1.000)	316	337	—	(21)
Republic of Peru	6/20/29	BANA	775	(1.000)	(13)	(11)	—	(2)
Republic of Peru	6/20/29	JPMC	500	(1.000)	(8)	(8)	—	—
					462	451	36	(25)
					466	455	36	(25)
1 Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At March 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $289,000 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
3/15/26	N/A	500[1]	5.191[2]	(3.750)[3]	8	5
3/15/28	N/A	600[1]	5.191[2]	(3.500)[3]	12	8
3/11/34	N/A	1,300[4]	3.326[3]	(3.899)[5]	109	109
6/21/34	6/20/24[6]	850[7]	0.000[8]	(3.820)[3]	(3)	(3)
6/21/34	6/20/24[6]	400[7]	0.000[8]	(3.829)[3]	(1)	(1)
6/21/34	6/20/24[6]	400[7]	0.000[8]	(3.803)[3]	(1)	(1)
32

Core-Plus Bond Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/21/34	6/20/24[6]	300[7]	3.837[3]	(0.000)[8]	1	1
6/21/34	6/20/24[6]	200[7]	0.000[8]	(3.869)[3]	(1)	(1)
8/15/39	6/3/24[6]	2,100[7]	3.868[3]	(0.000)[8]	17	17
					141	134
1 Notional amount denominated in British pound.
2 Based on Sterling Overnight Index Average Rate (SONIA) as of the most recent reset date. Interest payment received/paid annually.
3 Interest payment received/paid annually.
4 Notional amount denominated in euro.
5 Based on Euro Short Term Rate as of the most recent reset date. Interest payment received/paid annually.
6 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
7 Notional amount denominated in U.S. dollar.
8 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
See accompanying Notes, which are an integral part of the Financial Statements.
33

Core-Plus Bond Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $509,850)	501,831
Affiliated Issuers (Cost $2,278)	2,278
Total Investments in Securities	504,109
Investment in Vanguard	15
Cash	108
Foreign Currency, at Value (Cost $69)	69
Receivables for Investment Securities Sold	64,722
Receivables for Accrued Income	4,324
Receivables for Capital Shares Issued	570
Swap Premiums Paid	491
Variation Margin Receivable—Centrally Cleared Swap Contracts	2
Unrealized Appreciation—Forward Currency Contracts	501
Unrealized Appreciation—Over-the-Counter Swap Contracts	36
Total Assets	574,947
Liabilities
Liability for Sale Commitments, at Value (Proceeds $4,424)	4,401
Payables for Investment Securities Purchased	55,898
Payables for Capital Shares Redeemed	775
Payables for Distributions	398
Payables to Vanguard	47
Options Written, at Value (Premiums Received $797)	669
Swap Premiums Received	36
Variation Margin Payable—Futures Contracts	30
Unrealized Depreciation—Forward Currency Contracts	151
Unrealized Depreciation—Over-the-Counter Swap Contracts	25
Total Liabilities	62,430
Net Assets	512,517
34

Core-Plus Bond Fund
Statement of Assets and Liabilities (continued)
At March 31, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	580,830
Total Distributable Earnings (Loss)	(68,313)
Net Assets	512,517

Investor Shares—Net Assets
Applicable to 7,554,374 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	64,373
Net Asset Value Per Share—Investor Shares	$8.52

Admiral Shares—Net Assets
Applicable to 26,296,222 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	448,144
Net Asset Value Per Share—Admiral Shares	$17.04
See accompanying Notes, which are an integral part of the Financial Statements.
35

Core-Plus Bond Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Interest[1]	12,341
Total Income	12,341
Expenses
The Vanguard Group—Note B
Investment Advisory Services	30
Management and Administrative—Investor Shares	64
Management and Administrative—Admiral Shares	336
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—Admiral Shares	11
Custodian Fees	31
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Admiral Shares	8
Trustees’ Fees and Expenses	—
Other Expenses	16
Total Expenses	504
Net Investment Income	11,837
Realized Net Gain (Loss)
Investment Securities Sold[1]	(9,337)
Futures Contracts	992
Options Purchased	10
Options Written	(44)
Swap Contracts	(853)
Forward Currency Contracts	(667)
Foreign Currencies	(41)
Realized Net Gain (Loss)	(9,940)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	29,243
Futures Contracts	(766)
Options Purchased	(222)
Options Written	128
Swap Contracts	(79)
Forward Currency Contracts	173
Foreign Currencies	6
Change in Unrealized Appreciation (Depreciation)	28,483
Net Increase (Decrease) in Net Assets Resulting from Operations	30,380
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $150,000, $2,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
36

Core-Plus Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,837	21,297
Realized Net Gain (Loss)	(9,940)	(20,805)
Change in Unrealized Appreciation (Depreciation)	28,483	10,560
Net Increase (Decrease) in Net Assets Resulting from Operations	30,380	11,052
Distributions
Investor Shares	(1,341)	(1,711)
Admiral Shares	(10,562)	(19,298)
Total Distributions	(11,903)	(21,009)
Capital Share Transactions
Investor Shares	19,287	6,667
Admiral Shares	15,306	20,542
Net Increase (Decrease) from Capital Share Transactions	34,593	27,209
Total Increase (Decrease)	53,070	17,252
Net Assets
Beginning of Period	459,447	442,195
End of Period	512,517	459,447
See accompanying Notes, which are an integral part of the Financial Statements.
37

Core-Plus Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30, 2023	October 12, 2021[1] to September 30, 2022
Net Asset Value, Beginning of Period	$8.18	$8.35	$10.00
Investment Operations
Net Investment Income[2]	.205	.365	.213
Net Realized and Unrealized Gain (Loss) on Investments	.341	(.176)	(1.655)
Total from Investment Operations	.546	.189	(1.442)
Distributions
Dividends from Net Investment Income	(.206)	(.359)	(.208)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.206)	(.359)	(.208)
Net Asset Value, End of Period	$8.52	$8.18	$8.35
Total Return[3]	6.73%	2.19%	-14.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$64	$43	$38
Ratio of Total Expenses to Average Net Assets	0.30%	0.30%[4]	0.30%[4,5]
Ratio of Net Investment Income to Average Net Assets	4.85%	4.29%	2.46%[5]
Portfolio Turnover Rate[6]	240%	488%	542%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Subscription period for the fund was October 12, 2021, to October 22, 2021, during which time all assets were held in cash. Performance measurement began October 25, 2021, the first business day after the subscription period, at a net asset value of $10.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.30%.
5	Annualized.
6	Includes 65%, 235%, and 150%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
38

Core-Plus Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30, 2023	October 12, 2021[1] to September 30, 2022
Net Asset Value, Beginning of Period	$16.36	$16.70	$20.00
Investment Operations
Net Investment Income[2]	.417	.745	.451
Net Realized and Unrealized Gain (Loss) on Investments	.683	(.350)	(3.318)
Total from Investment Operations	1.100	.395	(2.867)
Distributions
Dividends from Net Investment Income	(.420)	(.735)	(.433)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.420)	(.735)	(.433)
Net Asset Value, End of Period	$17.04	$16.36	$16.70
Total Return[3]	6.78%	2.29%	-14.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$448	$416	$405
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[4]	0.20%[4,5]
Ratio of Net Investment Income to Average Net Assets	4.96%	4.38%	2.61%[5]
Portfolio Turnover Rate[6]	240%	488%	542%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Subscription period for the fund was October 12, 2021, to October 22, 2021, during which time all assets were held in cash. Performance measurement began October 25, 2021, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
5	Annualized.
6	Includes 65%, 235%, and 150%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
39

Core-Plus Bond Fund
Notes to Financial Statements
Vanguard Core-Plus Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
40

Core-Plus Bond Fund
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with
41

Core-Plus Bond Fund
an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2024, the fund’s average value of investments in options purchased and options written represented less than 1% and 0% of net assets, respectively, based on the average market values at each quarter-end during the period.
7. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
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Core-Plus Bond Fund
During the six months ended March 31, 2024, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
8. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2024, the fund’s average investments in long and short futures contracts represented 10% and 6% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
9. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
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Core-Plus Bond Fund
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2024, the fund’s average investment in forward currency contracts represented 6% of net assets, based on the average of the notional amounts at each quarter-end during the period.
10. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may
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Core-Plus Bond Fund
receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2024, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 8% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 6% of net assets, based on the average of notional amounts at each quarter-end during the period.
11. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
12. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
13. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by
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Core-Plus Bond Fund
Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
14. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2024, the fund had contributed to Vanguard capital in the amount of $15,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital
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Core-Plus Bond Fund
received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Core-Plus Bond Fund
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	181,837	—	181,837
Asset-Backed/Commercial Mortgage-Backed Securities	—	27,488	—	27,488
Corporate Bonds	—	202,229	—	202,229
Floating Rate Loan Interests	—	4,300	—	4,300
Sovereign Bonds	—	85,470	—	85,470
Temporary Cash Investments	2,278	—	—	2,278
Options Purchased	11	496	—	507
Total	2,289	501,820	—	504,109
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	4,401	—	4,401

Derivative Financial Instruments
Assets
Futures Contracts[1]	96	—	—	96
Forward Currency Contracts	—	501	—	501
Swap Contracts	140[1]	36	—	176
Total	236	537	—	773
Liabilities
Options Written	—	669	—	669
Futures Contracts[1]	311	—	—	311
Forward Currency Contracts	—	151	—	151
Swap Contracts	24[1]	25	—	49
Total	335	845	—	1,180
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Core-Plus Bond Fund
D.  At March 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	504	—	3	507
Swap Premiums Paid	—	—	491	491
Unrealized Appreciation—Futures Contracts[1]	96	—	—	96
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	140	—	—	140
Unrealized Appreciation—Forward Currency Contracts	—	501	—	501
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	36	36
Total Assets	740	501	530	1,771

Options Written, at Value	669	—	—	669
Swap Premiums Received	—	—	36	36
Unrealized Depreciation—Futures Contracts[1]	311	—	—	311
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	6	—	18	24
Unrealized Depreciation—Forward Currency Contracts	—	151	—	151
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	25	25
Total Liabilities	986	151	79	1,216
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Core-Plus Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	992	—	—	992
Options Purchased	10	—	—	10
Options Written	(44)	—	—	(44)
Swap Contracts	62	—	(915)	(853)
Forward Currency Contracts	—	(667)	—	(667)
Realized Net Gain (Loss) on Derivatives	1,020	(667)	(915)	(562)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(766)	—	—	(766)
Options Purchased	(138)	—	(84)	(222)
Options Written	128	—	—	128
Swap Contracts	48	—	(127)	(79)
Forward Currency Contracts	—	173	—	173
Change in Unrealized Appreciation (Depreciation) on Derivatives	(728)	173	(211)	(766)
E.  As of March 31, 2024, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	508,255
Gross Unrealized Appreciation	6,498
Gross Unrealized Depreciation	(14,997)
Net Unrealized Appreciation (Depreciation)	(8,499)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2023, the fund had available capital losses totaling $52,107,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended March 31, 2024, the fund purchased $244,598,000 of investment securities and sold $221,868,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $744,918,000 and $763,071,000, respectively.
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Core-Plus Bond Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	33,312	3,953	20,715	2,434
Issued in Lieu of Cash Distributions	1,032	123	1,393	164
Redeemed	(15,057)	(1,796)	(15,441)	(1,815)
Net Increase (Decrease)—Investor Shares	19,287	2,280	6,667	783
Admiral Shares
Issued	139,047	8,250	213,938	12,595
Issued in Lieu of Cash Distributions	8,621	512	13,625	803
Redeemed	(132,362)	(7,914)	(207,021)	(12,180)
Net Increase (Decrease)—Admiral Shares	15,306	848	20,542	1,218
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.
51

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Core-Plus Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the fund since its inception in 2021; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception in 2021, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
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The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
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Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Core-Plus Bond Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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All rights reserved.
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QV0012 052024

Semiannual Report  |  March 31, 2024
Vanguard Core-Plus Bond ETF
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Period Ended March 31, 2024
Core-Plus Bond ETF	Beginning Account Value 12/6/2023	Ending Account Value 3/31/2024	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,027.70	$0.64
Based on Hypothetical 5% Yearly Return	1,000.00	1,015.21	0.64
The calculations are based on expenses incurred in the period from inception on December 6, 2023, through March 31, 2024. The fund’s annualized expense ratio for that period is 0.20%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period from inception through March 31, 2024, multiplied by the number of days in that period, then divided by the number of days in the most recent 12-month period (116/366).
2

Core-Plus Bond ETF
Fund Allocation
As of March 31, 2024
Asset-Backed/Commercial Mortgage-Backed Securities	2.9%
Corporate Bonds	29.0
Floating Rate Loan Interests	0.1
Sovereign Bonds	12.2
U.S. Government and Agency Obligations	55.8
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
3

Core-Plus Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (66.0%)
U.S. Government Securities (45.0%)
	United States Treasury Note/Bond	5.000%	10/31/25	481	482
	United States Treasury Note/Bond	4.500%	11/15/25	1,771	1,763
	United States Treasury Note/Bond	4.875%	11/30/25	3,104	3,109
	United States Treasury Note/Bond	4.000%	12/15/25	1,140	1,126
	United States Treasury Note/Bond	4.250%	12/31/25	5,640	5,594
	United States Treasury Note/Bond	4.250%	1/31/26	486	482
	United States Treasury Note/Bond	4.625%	3/15/26	934	933
	United States Treasury Note/Bond	3.750%	4/15/26	328	322
	United States Treasury Note/Bond	0.625%	7/31/26	422	386
	United States Treasury Note/Bond	4.625%	10/15/26	763	765
[1]	United States Treasury Note/Bond	1.125%	10/31/26	1,101	1,011
	United States Treasury Note/Bond	4.625%	11/15/26	671	673
	United States Treasury Note/Bond	1.250%	11/30/26	283	260
	United States Treasury Note/Bond	4.375%	12/15/26	1,567	1,563
	United States Treasury Note/Bond	4.000%	1/15/27	943	932
	United States Treasury Note/Bond	4.125%	2/15/27	562	557
	United States Treasury Note/Bond	1.875%	2/28/27	1,253	1,166
	United States Treasury Note/Bond	2.500%	3/31/27	225	213
	United States Treasury Note/Bond	2.750%	7/31/27	713	677
	United States Treasury Note/Bond	3.125%	8/31/27	429	412
	United States Treasury Note/Bond	3.500%	4/30/28	294	285
	United States Treasury Note/Bond	1.250%	5/31/28	240	212
	United States Treasury Note/Bond	1.250%	6/30/28	195	172
	United States Treasury Note/Bond	1.000%	7/31/28	630	549
	United States Treasury Note/Bond	4.125%	7/31/28	311	309
	United States Treasury Note/Bond	1.125%	8/31/28	530	463
	United States Treasury Note/Bond	4.375%	8/31/28	304	305
	United States Treasury Note/Bond	1.250%	9/30/28	1,058	928
[1,2]	United States Treasury Note/Bond	4.625%	9/30/28	322	327
	United States Treasury Note/Bond	1.375%	10/31/28	318	280
[1,2]	United States Treasury Note/Bond	4.875%	10/31/28	294	301
	United States Treasury Note/Bond	1.500%	11/30/28	228	202
	United States Treasury Note/Bond	1.375%	12/31/28	182	160
	United States Treasury Note/Bond	1.750%	1/31/29	180	161
	United States Treasury Note/Bond	4.000%	1/31/29	169	167
	United States Treasury Note/Bond	2.375%	3/31/29	131	120
	United States Treasury Note/Bond	2.875%	4/30/29	143	134
	United States Treasury Note/Bond	3.625%	3/31/30	1,954	1,892
	United States Treasury Note/Bond	3.500%	4/30/30	927	891
4

Core-Plus Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	0.625%	5/15/30	555	448
United States Treasury Note/Bond	0.625%	8/15/30	668	535
United States Treasury Note/Bond	4.125%	8/31/30	2,120	2,107
United States Treasury Note/Bond	4.875%	10/31/30	566	587
United States Treasury Note/Bond	0.875%	11/15/30	401	325
United States Treasury Note/Bond	4.375%	11/30/30	779	785
United States Treasury Note/Bond	3.750%	12/31/30	718	698
United States Treasury Note/Bond	4.000%	1/31/31	286	282
United States Treasury Note/Bond	1.125%	2/15/31	97	80
United States Treasury Note/Bond	1.625%	5/15/31	376	317
United States Treasury Note/Bond	1.250%	8/15/31	413	336
United States Treasury Note/Bond	1.375%	11/15/31	579	473
United States Treasury Note/Bond	2.750%	8/15/32	240	215
United States Treasury Note/Bond	4.125%	11/15/32	361	359
United States Treasury Note/Bond	3.500%	2/15/33	1,229	1,164
United States Treasury Note/Bond	3.375%	5/15/33	425	398
United States Treasury Note/Bond	3.875%	8/15/33	573	558
United States Treasury Note/Bond	4.500%	11/15/33	510	521
United States Treasury Note/Bond	4.000%	2/15/34	457	449
United States Treasury Note/Bond	4.500%	5/15/38	350	361
United States Treasury Note/Bond	4.250%	5/15/39	377	376
United States Treasury Note/Bond	4.500%	8/15/39	204	209
United States Treasury Note/Bond	4.375%	11/15/39	145	146
United States Treasury Note/Bond	1.125%	5/15/40	39	24
United States Treasury Note/Bond	4.375%	5/15/40	189	190
United States Treasury Note/Bond	3.875%	8/15/40	451	425
United States Treasury Note/Bond	1.750%	8/15/41	90	61
United States Treasury Note/Bond	2.000%	11/15/41	137	96
United States Treasury Note/Bond	3.375%	8/15/42	298	257
United States Treasury Note/Bond	3.125%	2/15/43	380	315
United States Treasury Note/Bond	3.875%	2/15/43	337	312
United States Treasury Note/Bond	3.875%	5/15/43	256	236
United States Treasury Note/Bond	3.625%	8/15/43	177	157
United States Treasury Note/Bond	4.375%	8/15/43	971	959
United States Treasury Note/Bond	3.750%	11/15/43	488	441
United States Treasury Note/Bond	4.750%	11/15/43	389	404
United States Treasury Note/Bond	3.625%	2/15/44	191	169
United States Treasury Note/Bond	3.375%	5/15/44	89	76
United States Treasury Note/Bond	3.125%	8/15/44	91	75
United States Treasury Note/Bond	3.000%	11/15/44	92	74
United States Treasury Note/Bond	2.250%	8/15/46	109	75
United States Treasury Note/Bond	2.875%	11/15/46	55	42
United States Treasury Note/Bond	3.000%	2/15/47	375	295
United States Treasury Note/Bond	3.000%	5/15/47	340	267
United States Treasury Note/Bond	3.000%	2/15/48	345	270
United States Treasury Note/Bond	3.125%	5/15/48	117	94
United States Treasury Note/Bond	3.000%	8/15/48	110	86
United States Treasury Note/Bond	3.375%	11/15/48	276	231
United States Treasury Note/Bond	2.875%	5/15/49	38	29
United States Treasury Note/Bond	2.000%	2/15/50	169	106
United States Treasury Note/Bond	1.250%	5/15/50	200	102
United States Treasury Note/Bond	1.375%	8/15/50	331	175
United States Treasury Note/Bond	2.375%	5/15/51	500	339
United States Treasury Note/Bond	2.000%	8/15/51	98	61
United States Treasury Note/Bond	1.875%	11/15/51	234	140
5

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.250%	2/15/52	248	163
	United States Treasury Note/Bond	2.875%	5/15/52	500	378
	United States Treasury Note/Bond	3.000%	8/15/52	960	746
	United States Treasury Note/Bond	4.000%	11/15/52	524	493
	United States Treasury Note/Bond	3.625%	2/15/53	570	500
	United States Treasury Note/Bond	3.625%	5/15/53	401	352
	United States Treasury Note/Bond	4.125%	8/15/53	83	80
	United States Treasury Note/Bond	4.750%	11/15/53	360	384
	United States Treasury Note/Bond	4.250%	2/15/54	212	209
					51,901
Conventional Mortgage-Backed Securities (21.0%)
[3,4]	Ginnie Mae II Pool	2.000%	4/15/54	1,250	1,024
[3,4]	Ginnie Mae II Pool	2.500%	4/15/54	1,400	1,193
[3,4]	Ginnie Mae II Pool	3.000%	4/15/54	1,000	883
[3,4]	Ginnie Mae II Pool	3.500%	4/15/54	900	819
[3,4]	Ginnie Mae II Pool	4.000%	4/15/54	500	468
[3,4]	Ginnie Mae II Pool	4.500%	4/15/54–5/15/54	300	288
[3,4]	Ginnie Mae II Pool	5.000%	4/15/54	500	492
[3,4]	Ginnie Mae II Pool	5.500%	4/15/54	250	250
[3,4]	Ginnie Mae II Pool	6.000%	4/15/54	500	504
[3,4]	Ginnie Mae II Pool	6.500%	4/15/54	500	508
[3,4,5]	UMBS Pool	2.000%	1/1/51–4/25/54	6,981	5,531
[3,4,5]	UMBS Pool	2.500%	4/25/54	5,000	4,138
[3,4,5]	UMBS Pool	3.000%	4/25/54	2,500	2,153
[3,4,5]	UMBS Pool	3.500%	4/25/54	1,650	1,478
[3,4,5]	UMBS Pool	4.000%	4/25/54–5/25/54	1,350	1,251
[3,4,5]	UMBS Pool	4.500%	4/25/54	900	857
[3,4,5]	UMBS Pool	5.000%	4/25/54	850	830
[3,4,5]	UMBS Pool	5.500%	4/25/54	1,000	996
[3,4,5]	UMBS Pool	6.000%	4/25/54	575	581
					24,244
Total U.S. Government and Agency Obligations (Cost $76,420)					76,145
Asset-Backed/Commercial Mortgage-Backed Securities (3.5%)
[3,6]	Aventura Mall Trust Series 2018-AVM	4.112%	7/5/40	225	213
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/29	100	100
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	75	77
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	6.480%	6/20/30	100	101
[3]	BANK Series 2022-BNK40	3.393%	3/15/64	225	201
[3]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	225	233
[3]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	225	234
[3]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	225	216
[3]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	225	243
[3,6]	BX Trust Series 2019-OC11	3.202%	12/9/41	225	200
[3,6]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/30	85	85
[3,6]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/31	85	85
[3]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	60	60
[3,6]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	115	115
[3]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/31	70	70
[3,6]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	75	75
[3,6]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/36	100	100
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/29	85	85
6

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	6.670%	2/25/44	84	84
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/29	75	75
[3,6]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	75	75
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/17/31	125	126
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/17/31	85	85
[3,6]	GreatAmerica Leasing Receivables Series 2024-1	5.080%	12/16/30	50	50
[3,6]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/31	100	100
[3,6]	Hyundai Auto Lease Securitization Trust Series 2024-A	5.350%	5/15/28	75	75
[3,6]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	85	85
[3]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	200	194
[3,6]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	100	92
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/30	50	50
[3,6]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/30	60	60
[3,6]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/32	75	75
[3,6]	SMB Private Education Loan Trust Series 2024-A	5.240%	3/15/56	100	100
[3,6]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	110	110
[3,6]	Verizon Master Trust Series 2024-2	5.320%	12/22/31	75	74
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $4,003)					4,003
Corporate Bonds (34.2%)
Communications (3.5%)
[6]	Altice Financing SA	5.750%	8/15/29	80	64
[6]	Altice France SA	5.125%	7/15/29	12	8
	AT&T Inc.	3.800%	2/15/27	7	7
	AT&T Inc.	4.350%	3/1/29	7	7
	AT&T Inc.	4.900%	8/15/37	25	24
	AT&T Inc.	4.300%	12/15/42	15	13
	AT&T Inc.	3.650%	6/1/51	110	81
	AT&T Inc.	3.550%	9/15/55	25	17
	AT&T Inc.	3.650%	9/15/59	90	63
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	190	190
[6]	CCO Holdings LLC	5.375%	6/1/29	70	64
[6]	CCO Holdings LLC	4.750%	3/1/30	35	30
	Charter Communications Operating LLC	2.300%	2/1/32	60	46
	Charter Communications Operating LLC	4.400%	4/1/33	120	106
	Charter Communications Operating LLC	6.650%	2/1/34	30	31
	Charter Communications Operating LLC	6.484%	10/23/45	7	6
	Comcast Corp.	3.750%	4/1/40	15	12
	Comcast Corp.	2.987%	11/1/63	130	80
[6]	Cox Communications Inc.	4.800%	2/1/35	15	14
[6]	CSC Holdings LLC	5.750%	1/15/30	10	5
[6]	CSC Holdings LLC	4.125%	12/1/30	85	60
	Discovery Communications LLC	6.350%	6/1/40	20	20
	Discovery Communications LLC	4.650%	5/15/50	67	52
	Discovery Communications LLC	4.000%	9/15/55	100	68
[6]	DISH DBS Corp.	5.750%	12/1/28	6	4
[6]	DISH Network Corp.	11.750%	11/15/27	55	56
7

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Frontier Communications Holdings LLC	6.000%	1/15/30	14	12
[6]	Frontier Communications Holdings LLC	8.625%	3/15/31	65	66
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	25	19
	Meta Platforms Inc.	4.450%	8/15/52	100	89
	Meta Platforms Inc.	5.750%	5/15/63	17	18
	Netflix Inc.	5.875%	11/15/28	800	832
[6]	Outfront Media Capital LLC	4.625%	3/15/30	60	54
	Paramount Global	4.600%	1/15/45	37	25
	Rogers Communications Inc.	5.000%	2/15/29	600	596
	Rogers Communications Inc.	3.800%	3/15/32	20	18
	Rogers Communications Inc.	5.300%	2/15/34	50	50
	Rogers Communications Inc.	4.550%	3/15/52	15	13
	Sprint Capital Corp.	8.750%	3/15/32	15	18
	Sprint LLC	7.625%	3/1/26	25	26
[6]	Sunrise FinCo I BV	4.875%	7/15/31	30	27
	Time Warner Cable LLC	7.300%	7/1/38	15	15
	Time Warner Cable LLC	5.875%	11/15/40	70	61
	Time Warner Cable LLC	4.500%	9/15/42	7	5
	T-Mobile USA Inc.	4.850%	1/15/29	100	99
	T-Mobile USA Inc.	4.375%	4/15/40	100	89
	T-Mobile USA Inc.	5.500%	1/15/55	60	60
	T-Mobile USA Inc.	3.600%	11/15/60	25	18
[6]	Univision Communications Inc.	8.000%	8/15/28	35	36
[6]	Univision Communications Inc.	7.375%	6/30/30	23	23
	Verizon Communications Inc.	3.400%	3/22/41	80	62
	Verizon Communications Inc.	3.850%	11/1/42	15	12
	Verizon Communications Inc.	5.500%	2/23/54	70	71
	Vodafone Group plc	5.625%	2/10/53	70	69
[6]	VZ Secured Financing BV	5.000%	1/15/32	55	47
	Walt Disney Co.	4.750%	11/15/46	10	9
	Warnermedia Holdings Inc.	3.755%	3/15/27	107	102
	Warnermedia Holdings Inc.	4.279%	3/15/32	219	196
	Warnermedia Holdings Inc.	5.050%	3/15/42	17	15
	Warnermedia Holdings Inc.	5.141%	3/15/52	15	12
					3,992
Consumer Discretionary (1.4%)
[6]	1011778 BC ULC	3.875%	1/15/28	16	15
	Amazon.com Inc.	3.950%	4/13/52	10	8
	American Axle & Manufacturing Inc.	5.000%	10/1/29	75	67
[6]	Boyne USA Inc.	4.750%	5/15/29	60	56
[6]	Caesars Entertainment Inc.	8.125%	7/1/27	50	51
[6]	Carnival Corp.	4.000%	8/1/28	18	17
[6]	Carnival Corp.	6.000%	5/1/29	8	8
[6]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	30	33
[6]	Churchill Downs Inc.	5.750%	4/1/30	46	44
	General Motors Co.	5.000%	4/1/35	70	66
	General Motors Financial Co. Inc.	2.750%	6/20/25	7	7
	General Motors Financial Co. Inc.	6.050%	10/10/25	7	7
	General Motors Financial Co. Inc.	1.500%	6/10/26	397	365
	General Motors Financial Co. Inc.	5.850%	4/6/30	262	267
	General Motors Financial Co. Inc.	6.400%	1/9/33	15	16
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	18	17
	Goodyear Tire & Rubber Co.	5.250%	4/30/31	30	28
[6]	Hanesbrands Inc.	9.000%	2/15/31	70	72
	Home Depot Inc.	5.950%	4/1/41	7	8
8

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	4.950%	9/15/52	7	7
	Home Depot Inc.	3.500%	9/15/56	15	11
[6]	Live Nation Entertainment Inc.	6.500%	5/15/27	12	12
	Marriott International Inc.	4.875%	5/15/29	120	119
[6]	NCL Corp. Ltd.	5.875%	2/15/27	10	10
[6]	NCL Corp. Ltd.	7.750%	2/15/29	42	44
[6]	NCL Finance Ltd.	6.125%	3/15/28	60	59
	Newell Brands Inc.	6.375%	9/15/27	67	66
[6]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	37	39
[3]	Toyota Motor Credit Corp.	3.050%	3/22/27	15	14
[6]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	120	111
					1,644
Consumer Staples (1.3%)
	Altria Group Inc.	3.875%	9/16/46	7	5
	Altria Group Inc.	3.700%	2/4/51	25	17
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	20	19
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	40	38
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	25	26
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	10	9
	BAT Capital Corp.	3.557%	8/15/27	25	24
	BAT Capital Corp.	5.834%	2/20/31	140	142
	BAT Capital Corp.	6.421%	8/2/33	134	140
	BAT Capital Corp.	4.540%	8/15/47	7	5
	BAT Capital Corp.	4.758%	9/6/49	152	121
[6]	Coty Inc.	5.000%	4/15/26	30	29
[6]	Coty Inc.	4.750%	1/15/29	30	28
[6]	Energizer Holdings Inc.	4.375%	3/31/29	50	45
	JBS USA LUX SA	5.750%	4/1/33	90	89
[6]	JBS USA LUX SA	6.750%	3/15/34	15	16
	JBS USA LUX SA	6.500%	12/1/52	10	10
[6]	JBS USA LUX SA	7.250%	11/15/53	94	101
[6]	KeHE Distributors LLC	9.000%	2/15/29	50	51
	Keurig Dr Pepper Inc.	4.500%	11/15/45	60	53
	Kraft Heinz Foods Co.	3.750%	4/1/30	10	9
	Kraft Heinz Foods Co.	4.875%	10/1/49	150	136
	Kroger Co.	4.450%	2/1/47	10	9
[6]	Lamb Weston Holdings Inc.	4.125%	1/31/30	58	53
	PepsiCo Inc.	2.625%	7/29/29	25	23
	Philip Morris International Inc.	5.125%	11/17/27	7	7
	Philip Morris International Inc.	5.625%	11/17/29	7	7
	Philip Morris International Inc.	5.250%	2/13/34	230	228
	Philip Morris International Inc.	4.500%	3/20/42	15	13
[6]	Post Holdings Inc.	5.500%	12/15/29	8	8
[6]	Post Holdings Inc.	6.250%	2/15/32	50	50
	Target Corp.	2.950%	1/15/52	30	20
					1,531
Energy (2.9%)
	BP Capital Markets America Inc.	2.721%	1/12/32	25	21
	BP Capital Markets America Inc.	3.060%	6/17/41	25	19
	Canadian Natural Resources Ltd.	2.950%	7/15/30	10	9
	Canadian Natural Resources Ltd.	6.250%	3/15/38	15	16
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	10	9
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	10	9
	Cheniere Energy Partners LP	3.250%	1/31/32	460	392
	Cheniere Energy Partners LP	5.950%	6/30/33	10	10
9

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Civitas Resources Inc.	8.375%	7/1/28	22	23
[6]	Civitas Resources Inc.	8.750%	7/1/31	20	21
[6]	CNX Resources Corp.	7.375%	1/15/31	17	17
	ConocoPhillips Co.	3.800%	3/15/52	20	16
	DCP Midstream Operating LP	5.625%	7/15/27	10	10
[6]	DCP Midstream Operating LP	6.750%	9/15/37	70	76
[6]	Diamond Foreign Asset Co.	8.500%	10/1/30	17	18
[6]	DT Midstream Inc.	4.125%	6/15/29	43	40
	Enbridge Energy Partners LP	7.375%	10/15/45	50	58
	Enbridge Inc.	6.200%	11/15/30	10	11
	Enbridge Inc.	6.700%	11/15/53	10	11
	Energy Transfer LP	4.400%	3/15/27	10	10
	Energy Transfer LP	6.400%	12/1/30	67	71
	Energy Transfer LP	6.550%	12/1/33	159	170
	Energy Transfer LP	5.300%	4/1/44	10	9
	Energy Transfer LP	5.150%	3/15/45	10	9
	Energy Transfer LP	5.000%	5/15/50	97	85
	Energy Transfer LP	5.950%	5/15/54	110	110
	Enterprise Products Operating LLC	4.850%	1/31/34	110	108
	Enterprise Products Operating LLC	3.700%	1/31/51	15	12
	EQM Midstream Partners LP	5.500%	7/15/28	35	34
	Exxon Mobil Corp.	2.995%	8/16/39	10	8
	Exxon Mobil Corp.	3.095%	8/16/49	10	7
	Halliburton Co.	4.850%	11/15/35	100	97
[6]	Kinetik Holdings LP	6.625%	12/15/28	60	61
	Marathon Oil Corp.	5.300%	4/1/29	80	80
	MPLX LP	5.650%	3/1/53	10	10
	Occidental Petroleum Corp.	7.500%	5/1/31	10	11
	Occidental Petroleum Corp.	7.875%	9/15/31	277	314
	Occidental Petroleum Corp.	6.600%	3/15/46	40	43
	ONEOK Inc.	5.550%	11/1/26	30	30
	ONEOK Inc.	5.650%	11/1/28	10	10
	ONEOK Inc.	5.800%	11/1/30	10	10
[6]	Permian Resources Operating LLC	6.875%	4/1/27	50	50
[6]	Permian Resources Operating LLC	7.000%	1/15/32	5	5
[3]	Petronas Capital Ltd.	3.500%	4/21/30	200	184
	Phillips 66	5.875%	5/1/42	100	105
	Phillips 66 Co.	5.250%	6/15/31	60	61
	Phillips 66 Co.	5.650%	6/15/54	70	71
[6]	Raizen Fuels Finance SA	6.950%	3/5/54	200	206
	Range Resources Corp.	8.250%	1/15/29	70	73
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	15	15
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	30	29
	Shell International Finance BV	2.750%	4/6/30	40	36
	Suncor Energy Inc.	4.000%	11/15/47	30	23
	Targa Resources Corp.	6.150%	3/1/29	65	68
	Targa Resources Corp.	6.125%	3/15/33	15	16
	Targa Resources Partners LP	6.875%	1/15/29	10	10
	TransCanada PipeLines Ltd.	4.100%	4/15/30	25	24
[6]	Transocean Titan Financing Ltd.	8.375%	2/1/28	41	43
[6]	Valaris Ltd.	8.375%	4/30/30	49	50
[6]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	11	10
[6]	Venture Global LNG Inc.	8.125%	6/1/28	20	20
[6]	Venture Global LNG Inc.	8.375%	6/1/31	5	5
[6]	Venture Global LNG Inc.	9.875%	2/1/32	120	129
10

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Western Midstream Operating LP	4.500%	3/1/28	10	10
	Western Midstream Operating LP	4.750%	8/15/28	40	39
	Williams Cos. Inc.	4.650%	8/15/32	10	10
					3,377
Financials (10.3%)
	AerCap Ireland Capital DAC	3.000%	10/29/28	210	190
	American Express Co.	3.950%	8/1/25	15	15
	American Express Co.	5.850%	11/5/27	25	26
	American Express Co.	5.098%	2/16/28	80	80
	American Express Co.	6.489%	10/30/31	7	8
[6]	AmWINS Group Inc.	6.375%	2/15/29	75	75
	Aon Corp.	5.350%	2/28/33	12	12
	Aon North America Inc.	5.125%	3/1/27	30	30
	Aon North America Inc.	5.150%	3/1/29	140	141
	Aon North America Inc.	5.750%	3/1/54	110	113
	Athene Holding Ltd.	6.250%	4/1/54	230	233
	Banco Santander SA	6.607%	11/7/28	100	106
	Banco Santander SA	6.938%	11/7/33	75	83
[3]	Bank of America Corp.	1.197%	10/24/26	200	187
[3]	Bank of America Corp.	3.970%	3/5/29	120	115
[3]	Bank of America Corp.	2.972%	2/4/33	15	13
	Bank of America Corp.	5.468%	1/23/35	20	20
[3]	Bank of America Corp.	4.078%	4/23/40	7	6
[3]	Bank of America Corp.	4.443%	1/20/48	100	88
[3]	Bank of America Corp.	2.831%	10/24/51	7	5
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	100	96
[3]	Bank of New York Mellon Corp.	4.975%	3/14/30	100	100
	Bank of New York Mellon Corp.	4.706%	2/1/34	25	24
[3]	Bank of New York Mellon Corp.	4.967%	4/26/34	50	49
[3]	Bank of New York Mellon Corp.	6.474%	10/25/34	50	54
[3]	Bank of New York Mellon Corp.	5.188%	3/14/35	150	149
	Bank of Nova Scotia	4.750%	2/2/26	7	7
	Barclays plc	5.304%	8/9/26	200	199
	Barclays plc	5.674%	3/12/28	200	201
[3]	Barclays plc	5.088%	6/20/30	200	192
	Barclays plc	6.036%	3/12/55	200	208
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	100	88
	BlackRock Funding Inc.	5.250%	3/14/54	120	121
[3,8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	100	99
[6]	BPCE SA	6.508%	1/18/35	100	101
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	15	15
	Capital One Financial Corp.	3.750%	7/28/26	9	9
	Capital One Financial Corp.	3.750%	3/9/27	15	14
	Capital One Financial Corp.	5.468%	2/1/29	215	215
	Capital One Financial Corp.	6.312%	6/8/29	15	15
	Charles Schwab Corp.	6.196%	11/17/29	15	16
	Citigroup Inc.	2.014%	1/25/26	45	44
[3]	Citigroup Inc.	4.075%	4/23/29	350	335
[6]	Cooperatieve Rabobank UA	3.649%	4/6/28	200	190
	Corebridge Financial Inc.	3.500%	4/4/25	20	20
	Corebridge Financial Inc.	3.650%	4/5/27	50	48
	Corebridge Financial Inc.	3.850%	4/5/29	30	28
	Corebridge Financial Inc.	4.350%	4/5/42	15	13
	Corebridge Financial Inc.	4.400%	4/5/52	15	12
11

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Credit Suisse AG	7.500%	2/15/28	1,024	1,104
	Deutsche Bank AG	5.706%	2/8/28	150	150
	Fifth Third Bancorp	6.339%	7/27/29	493	508
	Fifth Third Bancorp	5.631%	1/29/32	80	80
[3]	Fifth Third Bank NA	3.950%	7/28/25	200	196
[6]	GGAM Finance Ltd.	8.000%	2/15/27	40	41
[6]	Global Atlantic Fin Co.	7.950%	6/15/33	137	152
[6]	Global Atlantic Fin Co.	6.750%	3/15/54	60	62
	Goldman Sachs Group Inc.	6.750%	10/1/37	69	75
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	25	22
	Goldman Sachs Group Inc.	6.250%	2/1/41	100	109
[6]	Howden UK Refinance plc	7.250%	2/15/31	60	60
	HSBC Holdings plc	5.887%	8/14/27	100	101
	Huntington Bancshares Inc.	5.023%	5/17/33	18	17
	Huntington National Bank	5.650%	1/10/30	100	101
	JPMorgan Chase & Co.	5.040%	1/23/28	50	50
	JPMorgan Chase & Co.	5.012%	1/23/30	20	20
	JPMorgan Chase & Co.	5.336%	1/23/35	50	50
	JPMorgan Chase & Co.	6.400%	5/15/38	25	28
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	15	11
	JPMorgan Chase & Co.	3.328%	4/22/52	15	11
[6]	Lseg US Fin Corp.	4.875%	3/28/27	200	199
[6]	Lseg US Fin Corp.	5.297%	3/28/34	200	201
	M&T Bank Corp.	4.553%	8/16/28	175	167
	M&T Bank Corp.	7.413%	10/30/29	49	52
	M&T Bank Corp.	6.082%	3/13/32	540	539
[6]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	5	5
[6]	Macquarie Airfinance Holdings Ltd.	6.500%	3/26/31	5	5
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	250	241
[3]	MDGH GMTN RSC Ltd.	3.000%	3/28/27	200	189
	MetLife Inc.	4.875%	11/13/43	10	9
[3]	Morgan Stanley	4.000%	7/23/25	20	20
	Morgan Stanley	5.050%	1/28/27	9	9
	Morgan Stanley	5.123%	2/1/29	140	140
	Morgan Stanley	5.173%	1/16/30	20	20
	Morgan Stanley	5.466%	1/18/35	70	71
	Morgan Stanley	5.948%	1/19/38	40	40
[3]	Morgan Stanley	3.971%	7/22/38	25	21
[3]	Morgan Stanley	4.457%	4/22/39	165	150
	Morgan Stanley	6.375%	7/24/42	100	113
	Morgan Stanley	4.300%	1/27/45	15	13
	Nasdaq Inc.	5.350%	6/28/28	110	111
	Nasdaq Inc.	2.500%	12/21/40	100	68
	Nasdaq Inc.	6.100%	6/28/63	55	58
[6]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/26	60	59
	Navient Corp.	9.375%	7/25/30	18	19
	Nomura Holdings Inc.	5.842%	1/18/28	200	203
	OneMain Finance Corp.	3.500%	1/15/27	26	24
[6]	Penske Truck Leasing Co. LP	6.200%	6/15/30	10	10
[3]	PNC Bank NA	4.050%	7/26/28	591	563
	PNC Financial Services Group Inc.	6.615%	10/20/27	50	51
	PNC Financial Services Group Inc.	5.939%	8/18/34	158	162
	PNC Financial Services Group Inc.	5.676%	1/22/35	50	50
[3]	Prudential Financial Inc.	5.700%	12/14/36	100	105
	Prudential Financial Inc.	6.500%	3/15/54	40	41
12

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	RGA Global Funding	5.500%	1/11/31	200	201
[3]	Royal Bank of Canada	3.970%	7/26/24	15	15
[6]	Societe Generale SA	5.634%	1/19/30	50	50
[6]	Societe Generale SA	6.066%	1/19/35	50	50
	State Street Corp.	5.820%	11/4/28	15	15
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	40	44
[3]	Toronto-Dominion Bank	5.532%	7/17/26	10	10
[3,4]	Toronto-Dominion Bank	4.994%	4/5/29	90	90
	US Bancorp	4.653%	2/1/29	200	196
	US Bancorp	5.775%	6/12/29	9	9
	US Bancorp	5.384%	1/23/30	50	50
	US Bancorp	5.850%	10/21/33	25	26
	US Bancorp	5.836%	6/12/34	15	15
	US Bancorp	5.678%	1/23/35	50	51
[6]	USI Inc.	7.500%	1/15/32	70	70
[3]	Wells Fargo & Co.	2.393%	6/2/28	20	18
[3]	Wells Fargo & Co.	3.068%	4/30/41	115	86
[3]	Wells Fargo & Co.	4.611%	4/25/53	15	13
	Willis North America Inc.	2.950%	9/15/29	15	13
					11,906
Health Care (3.9%)
	AbbVie Inc.	4.800%	3/15/27	540	540
	AbbVie Inc.	4.800%	3/15/29	220	220
	AbbVie Inc.	4.050%	11/21/39	25	22
	AbbVie Inc.	5.400%	3/15/54	130	134
[3]	AdventHealth Obligated Group	2.795%	11/15/51	15	10
	Amgen Inc.	4.200%	3/1/33	200	187
	Amgen Inc.	4.950%	10/1/41	7	7
	Amgen Inc.	5.600%	3/2/43	145	147
	Amgen Inc.	5.650%	3/2/53	15	15
[6]	Bausch + Lomb Corp.	8.375%	10/1/28	70	72
	Becton Dickinson & Co.	4.693%	2/13/28	15	15
	Becton Dickinson & Co.	4.874%	2/8/29	80	79
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	10	6
	Bristol-Myers Squibb Co.	4.900%	2/22/27	60	60
	Bristol-Myers Squibb Co.	4.900%	2/22/29	170	171
	Bristol-Myers Squibb Co.	2.350%	11/13/40	15	10
	Bristol-Myers Squibb Co.	2.550%	11/13/50	10	6
	Bristol-Myers Squibb Co.	5.650%	2/22/64	115	118
[6]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	54	52
	Cencora Inc.	4.300%	12/15/47	25	22
	Centene Corp.	2.450%	7/15/28	25	22
	Centene Corp.	3.000%	10/15/30	7	6
	Cigna Group	4.800%	8/15/38	15	14
[6]	Community Health Systems Inc.	8.000%	3/15/26	61	61
	CVS Health Corp.	5.125%	2/21/30	775	777
	CVS Health Corp.	1.750%	8/21/30	235	193
	CVS Health Corp.	6.000%	6/1/63	17	17
[6]	DaVita Inc.	3.750%	2/15/31	14	12
	Elevance Health Inc.	3.125%	5/15/50	17	12
	Elevance Health Inc.	3.600%	3/15/51	100	75
	Elevance Health Inc.	6.100%	10/15/52	110	119
[6]	Fortrea Holdings Inc.	7.500%	7/1/30	50	52
	Gilead Sciences Inc.	4.600%	9/1/35	100	96
	Gilead Sciences Inc.	4.150%	3/1/47	15	13
13

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HCA Inc.	6.000%	4/1/54	80	81
	Humana Inc.	5.750%	3/1/28	200	205
[6]	Medline Borrower LP	3.875%	4/1/29	31	28
[6]	Organon & Co.	5.125%	4/30/31	75	66
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	15	15
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	7	7
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	17	17
[6]	Roche Holdings Inc.	5.218%	3/8/54	220	223
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	135
	Tenet Healthcare Corp.	6.250%	2/1/27	25	25
	Tenet Healthcare Corp.	4.625%	6/15/28	30	29
	Tenet Healthcare Corp.	6.125%	10/1/28	10	10
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	56	54
	UnitedHealth Group Inc.	6.500%	6/15/37	100	113
	UnitedHealth Group Inc.	6.050%	2/15/63	15	16
	Zoetis Inc.	4.700%	2/1/43	107	98
					4,484
Industrials (3.6%)
[6]	American Airlines Inc.	7.250%	2/15/28	40	41
[6]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	5	5
[6]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	70	63
	Boeing Co.	2.196%	2/4/26	230	215
	Boeing Co.	3.250%	2/1/35	100	79
	Boeing Co.	5.705%	5/1/40	50	48
	Boeing Co.	5.930%	5/1/60	79	74
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	30	32
	Canadian Pacific Railway Co.	4.800%	8/1/45	15	14
	CSX Corp.	3.800%	11/1/46	30	24
[6]	Delta Air Lines Inc.	4.750%	10/20/28	500	489
[6]	EMRLD Borrower LP	6.625%	12/15/30	90	91
[6]	ERAC USA Finance LLC	7.000%	10/15/37	95	108
[6]	Gates Global LLC	6.250%	1/15/26	60	60
	General Dynamics Corp.	3.750%	5/15/28	10	10
	General Dynamics Corp.	2.850%	6/1/41	15	11
	Hillenbrand Inc.	6.250%	2/15/29	70	70
	Honeywell International Inc.	5.250%	3/1/54	180	181
	Honeywell International Inc.	5.350%	3/1/64	130	132
	L3Harris Technologies Inc.	5.250%	6/1/31	110	110
	Lockheed Martin Corp.	4.700%	5/15/46	15	14
	Lockheed Martin Corp.	4.300%	6/15/62	120	101
	Lockheed Martin Corp.	5.200%	2/15/64	110	109
[6]	Mileage Plus Holdings LLC	6.500%	6/20/27	1,346	1,355
	Northrop Grumman Corp.	5.200%	6/1/54	160	156
	Parker-Hannifin Corp.	3.250%	6/14/29	50	46
[6]	Rolls-Royce plc	3.625%	10/14/25	60	58
	RTX Corp.	5.400%	5/1/35	40	41
	RTX Corp.	4.875%	10/15/40	230	215
[3]	Ryder System Inc.	5.300%	3/15/27	30	30
[6]	TransDigm Inc.	6.750%	8/15/28	40	41
[6]	TransDigm Inc.	6.375%	3/1/29	25	25
[6]	TransDigm Inc.	6.625%	3/1/32	50	50
	Union Pacific Corp.	3.839%	3/20/60	20	15
[6]	United Airlines Inc.	4.375%	4/15/26	68	66
[6]	United Airlines Inc.	4.625%	4/15/29	9	8
					4,187
14

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Materials (1.5%)
	Ball Corp.	6.000%	6/15/29	30	30
	Ball Corp.	2.875%	8/15/30	24	21
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	281
[6]	Chemours Co.	4.625%	11/15/29	70	60
	Dow Chemical Co.	5.600%	2/15/54	80	80
[6]	Georgia-Pacific LLC	2.300%	4/30/30	15	13
	LYB International Finance III LLC	3.375%	10/1/40	15	11
[6]	Newmont Corp.	5.350%	3/15/34	120	121
[6]	NOVA Chemicals Corp.	8.500%	11/15/28	50	53
[6]	NOVA Chemicals Corp.	9.000%	2/15/30	60	62
	Nutrien Ltd.	5.900%	11/7/24	15	15
	Nutrien Ltd.	5.950%	11/7/25	25	25
	Nutrien Ltd.	4.900%	6/1/43	60	54
	Nutrien Ltd.	5.800%	3/27/53	10	10
[6]	Olympus Water US Holding Corp.	9.750%	11/15/28	60	64
[6]	Sealed Air Corp.	5.000%	4/15/29	16	15
	Sherwin-Williams Co.	2.950%	8/15/29	15	14
[4,6]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	200	200
[4,6]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	200
[6]	SNF Group SACA	3.125%	3/15/27	75	69
	Vale Overseas Ltd.	3.750%	7/8/30	300	270
[6]	WR Grace Holdings LLC	5.625%	8/15/29	90	81
					1,749
Real Estate (0.9%)
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	15	14
	COPT Defense Properties LP	2.250%	3/15/26	10	9
	ERP Operating LP	4.500%	7/1/44	25	22
	Extra Space Storage LP	5.500%	7/1/30	15	15
	Extra Space Storage LP	5.900%	1/15/31	15	16
	Healthpeak OP LLC	5.250%	12/15/32	15	15
	Highwoods Realty LP	7.650%	2/1/34	71	78
	Kilroy Realty LP	4.750%	12/15/28	23	22
	Kimco Realty OP LLC	4.250%	4/1/45	10	8
	Mid-America Apartments LP	5.000%	3/15/34	185	182
	NNN REIT Inc.	5.600%	10/15/33	15	15
	Prologis LP	1.750%	2/1/31	115	94
	Prologis LP	5.250%	6/15/53	15	15
	Public Storage Operating Co.	5.350%	8/1/53	10	10
	Realty Income Corp.	5.125%	2/15/34	200	196
	Regency Centers LP	5.250%	1/15/34	200	199
	Sabra Health Care LP	3.200%	12/1/31	15	12
	Sun Communities Operating LP	5.500%	1/15/29	60	60
[6]	VICI Properties LP	4.625%	6/15/25	15	15
					997
Technology (1.5%)
	Apple Inc.	4.100%	8/8/62	15	13
[6]	Boost Newco Borrower LLC	7.500%	1/15/31	48	50
	Broadcom Inc.	3.150%	11/15/25	40	39
	Broadcom Inc.	3.459%	9/15/26	15	14
	Broadcom Inc.	4.150%	11/15/30	10	9
[6]	Broadcom Inc.	3.419%	4/15/33	20	17
[6]	Broadcom Inc.	3.469%	4/15/34	381	327
[6]	Broadcom Inc.	4.926%	5/15/37	230	218
	Cisco Systems Inc.	4.800%	2/26/27	240	240
15

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cisco Systems Inc.	5.300%	2/26/54	110	113
	Cisco Systems Inc.	5.350%	2/26/64	100	102
[6]	Cloud Software Group Inc.	6.500%	3/31/29	40	38
[6]	Cloud Software Group Inc.	9.000%	9/30/29	21	20
	Dell International LLC	4.900%	10/1/26	15	15
	Dell International LLC	8.350%	7/15/46	5	7
[6]	Entegris Inc.	4.750%	4/15/29	60	58
	Intel Corp.	4.100%	5/19/46	30	25
	Kyndryl Holdings Inc.	6.350%	2/20/34	30	31
[6]	McAfee Corp.	7.375%	2/15/30	15	14
	Oracle Corp.	3.250%	5/15/30	10	9
	Oracle Corp.	4.000%	11/15/47	40	31
[6]	Seagate HDD Cayman	8.250%	12/15/29	18	19
[6]	SS&C Technologies Inc.	5.500%	9/30/27	60	59
	Texas Instruments Inc.	5.150%	2/8/54	100	100
[6]	UKG Inc.	6.875%	2/1/31	100	102
	VMware LLC	3.900%	8/21/27	10	10
	VMware LLC	2.200%	8/15/31	10	8
	Western Digital Corp.	2.850%	2/1/29	75	65
	Workday Inc.	3.700%	4/1/29	25	24
					1,777
Utilities (3.4%)
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	10	8
[3]	Alabama Power Co.	1.450%	9/15/30	15	12
	Ameren Corp.	5.700%	12/1/26	10	10
	Ameren Corp.	5.000%	1/15/29	700	697
	American Electric Power Co. Inc.	5.699%	8/15/25	15	15
	Atmos Energy Corp.	6.200%	11/15/53	15	17
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	25	20
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	10	8
[6]	Calpine Corp.	4.500%	2/15/28	11	10
[6]	Calpine Corp.	5.125%	3/15/28	16	15
[6]	Clearway Energy Operating LLC	4.750%	3/15/28	15	14
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	10	10
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	10	10
[3]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	90	80
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	15	16
	Consumers Energy Co.	4.600%	5/30/29	120	119
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	267	266
	Duke Energy Carolinas LLC	3.750%	6/1/45	60	47
	Duke Energy Corp.	4.850%	1/5/29	200	198
	Duke Energy Ohio Inc.	5.550%	3/15/54	100	100
	Entergy Arkansas LLC	3.350%	6/15/52	90	62
	Entergy Texas Inc.	5.000%	9/15/52	25	23
	Exelon Corp.	4.100%	3/15/52	130	103
	Exelon Corp.	5.600%	3/15/53	130	130
[6]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	15	15
[6]	FirstEnergy Transmission LLC	2.866%	9/15/28	15	14
[6]	FirstEnergy Transmission LLC	4.550%	4/1/49	15	13
	Georgia Power Co.	4.950%	5/17/33	25	25
	Georgia Power Co.	5.125%	5/15/52	15	15
	MidAmerican Energy Co.	5.300%	2/1/55	70	69
	National Grid plc	5.418%	1/11/34	300	298
[6]	Niagara Mohawk Power Corp.	5.664%	1/17/54	30	30
[6]	Oglethorpe Power Corp.	6.200%	12/1/53	40	42
16

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	3.150%	1/1/26	15	14
	Pacific Gas & Electric Co.	5.550%	5/15/29	90	91
	Pacific Gas & Electric Co.	2.500%	2/1/31	15	12
	Pacific Gas & Electric Co.	6.150%	1/15/33	10	10
	Pacific Gas & Electric Co.	6.950%	3/15/34	10	11
	Pacific Gas & Electric Co.	5.800%	5/15/34	50	50
	Pacific Gas & Electric Co.	4.500%	7/1/40	10	9
	Pacific Gas & Electric Co.	3.300%	8/1/40	15	11
	Pacific Gas & Electric Co.	6.750%	1/15/53	40	44
	PacifiCorp	5.450%	2/15/34	60	60
	PPL Electric Utilities Corp.	5.250%	5/15/53	25	25
	Public Service Enterprise Group Inc.	5.200%	4/1/29	210	210
	Southern California Edison Co.	4.875%	2/1/27	300	299
	Southern California Edison Co.	5.200%	6/1/34	300	297
[3]	Southern California Gas Co.	3.950%	2/15/50	90	70
	Southern Co.	5.700%	10/15/32	10	10
[3]	Virginia Electric & Power Co.	4.625%	5/15/52	75	65
[6]	Vistra Operations Co. LLC	5.000%	7/31/27	64	62
					3,861
Total Corporate Bonds (Cost $39,474)					39,505
Floating Rate Loan Interests (0.1%)
[7]	AAdvantage Loyalty IP Ltd. Initial Term Loan, TSFR3M + 4.750%	10.329%	4/20/28	38	39
[7]	Bausch + Lomb Corp. Initial Term Loan, TSFR1M + 3.250%	8.677%	5/10/27	49	49
[7]	Cloud Software Group Inc. First Lien Dollar Term Loan B, TSFR3M + 4.500%	9.909%	3/30/29	30	30
[7]	Star Parent Inc. Term Loan, TSFR3M + 4.000%	9.309%	9/27/30	30	30
Total Floating Rate Loan Interests (Cost $146)					148
Sovereign Bonds (14.5%)
[9]	Arab Republic of Egypt	0.000%	3/11/25	10,000	165
[3]	Arab Republic of Egypt	8.700%	3/1/49	200	162
	Asian Infrastructure Investment Bank	4.250%	3/13/34	595	588
[3,6]	Central American Bank for Economic Integration	5.000%	1/25/27	263	262
	Corp. Andina de Fomento	5.000%	1/24/29	294	293
[3]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	400	377
[3]	Dominican Republic	6.875%	1/29/26	410	414
[3]	Empresa Nacional del Petroleo	5.250%	11/6/29	250	244
[3,8]	European Union	3.125%	12/4/30	150	166
[3,8]	European Union	0.700%	7/6/51	625	374
[3]	Federal Republic of Nigeria	8.375%	3/24/29	200	195
	Federative Republic of Brazil	6.125%	3/15/34	525	520
[6,8]	French Republic	3.250%	5/25/55	247	263
[6,8]	Hellenic Republic	3.375%	6/15/34	655	706
[3,6]	Ivory Coast Government Bond	8.250%	1/30/37	200	201
[3,6]	Kingdom of Bahrain	7.500%	2/12/36	400	410
[3,6]	Kingdom of Saudi Arabia	5.750%	1/16/54	650	643
[6,8]	Kingdom of Spain	3.250%	4/30/34	174	189
[6,8]	Kingdom of Spain	4.000%	10/31/54	150	168
[3]	Oman Government Bond	4.750%	6/15/26	400	393
[3]	Paraguay Government Bond	4.700%	3/27/27	400	389
[3]	Paraguay Government Bond	4.950%	4/28/31	200	193
[3]	Petroleos del Peru SA	4.750%	6/19/32	200	157
17

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Petroleos Mexicanos	4.500%	1/23/26	200	188
	Petroleos Mexicanos	6.750%	9/21/47	400	266
	Petroleos Mexicanos	6.950%	1/28/60	100	66
[3]	Petroliam Nasional Bhd.	7.625%	10/15/26	400	424
[3,8]	Province of Quebec	3.125%	3/27/34	853	927
[3]	Republic of Colombia	4.500%	3/15/29	950	874
[3]	Republic of Colombia	8.000%	4/20/33	200	211
	Republic of Costa Rica	7.300%	11/13/54	200	212
[3]	Republic of Ecuador	6.000%	7/31/30	210	143
[8]	Republic of Iceland	3.500%	3/21/34	126	138
[3,8]	Republic of Indonesia	2.150%	7/18/24	100	107
[3,8]	Republic of Indonesia	3.375%	7/30/25	100	107
[3]	Republic of Indonesia	4.150%	9/20/27	460	447
	Republic of Indonesia	3.500%	1/11/28	1,240	1,177
	Republic of Peru	7.350%	7/21/25	200	205
[3,8]	Republic of Romania	1.750%	7/13/30	440	390
	Republic of South Africa	4.875%	4/14/26	200	195
[3,10]	Republic of South Africa	8.500%	1/31/37	4,350	169
	Republic of the Philippines	5.170%	10/13/27	200	201
	Republic of Turkiye	9.375%	3/14/29	200	218
	Republic of Turkiye	7.625%	5/15/34	200	201
[3]	Republic of Uzbekistan International Bond	5.375%	2/20/29	500	471
[3]	Saudi Arabian Oil Co.	1.625%	11/24/25	200	188
[3,11]	Southern Gas Corridor CJSC	6.875%	3/24/26	300	303
	State of Israel	5.750%	3/12/54	200	192
[12]	Ukraine Government Bond	7.750%	9/1/28	100	33
[3]	United Mexican States	5.000%	5/7/29	600	592
[3]	United Mexican States	2.659%	5/24/31	300	250
[3]	United Mexican States	6.350%	2/9/35	320	330
Total Sovereign Bonds (Cost $16,585)					16,697
				Shares
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[13]	Vanguard Market Liquidity Fund (Cost $1,062)	5.407%		10,619	1,062
18

Core-Plus Bond ETF
	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value• ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Put Options
10-Year U.S. Treasury Note Futures Contracts (Cost $3)	4/26/24	7	$110.00	770	3
Total Investments (119.2%) (Cost $137,693)					137,563
Other Assets and Liabilities—Net (-19.2%)					(22,178)
Net Assets (100%)					115,385
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $580,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $46,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2024.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate value was $14,127,000, representing 12.2% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in Egyptian pounds.
10	Face amount denominated in South African rand.
11	Guaranteed by the Republic of Azerbaijan.
12	Non-income-producing security—security in default.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
UMBS—Uniform Mortgage-Backed Securities.
19

Core-Plus Bond ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	June 2024	(14)	(2,863)	1
5-Year U.S. Treasury Note	June 2024	(88)	(9,417)	(14)
10-Year U.S. Treasury Note	June 2024	(13)	(1,440)	—
Euro-Bobl	June 2024	(3)	(383)	(2)
Euro-Bund	June 2024	(13)	(1,871)	(20)
Euro-Buxl	June 2024	(6)	(879)	(12)
Euro-OAT	June 2024	(1)	(138)	(1)
Euro-Schatz	June 2024	(1)	(114)	—
Long Gilt	June 2024	(2)	(252)	(7)
Long U.S. Treasury Bond	June 2024	(11)	(1,325)	(15)
Mini 10-Year Japanese Government Bond	June 2024	(16)	(1,540)	—
Ultra 10-Year U.S. Treasury Note	June 2024	(34)	(3,897)	(10)
Ultra Long U.S. Treasury Bond	June 2024	(19)	(2,451)	(5)
				(85)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	4/26/24	EUR	14	USD	15	—	—
UBS AG	4/26/24	EUR	13	USD	14	—	—
Citibank, N.A.	4/26/24	EUR	6	USD	6	—	—
UBS AG	4/26/24	JPY	818	USD	6	—	—
UBS AG	4/26/24	MXN	16,776	USD	990	15	—
JPMorgan Chase Bank, N.A.	3/12/25	USD	133	EGP	7,699	—	(12)
JPMorgan Chase Bank, N.A.	4/26/24	USD	2,750	EUR	2,513	34	—
Bank of America, N.A.	4/26/24	USD	930	EUR	857	5	—
UBS AG	4/26/24	USD	72	EUR	66	1	—
Toronto-Dominion Bank	4/26/24	USD	20	EUR	18	—	—
State Street Bank & Trust Co.	4/26/24	USD	5	EUR	4	—	—
State Street Bank & Trust Co.	4/26/24	USD	6	GBP	4	—	—
Toronto-Dominion Bank	4/26/24	USD	3	GBP	2	—	—
Bank of America, N.A.	4/26/24	USD	10	JPY	1,415	—	—
20

Core-Plus Bond ETF
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	4/26/24	USD	4	JPY	606	—	—
State Street Bank & Trust Co.	4/26/24	USD	983	MXN	16,599	—	(11)
UBS AG	4/26/24	USD	183	ZAR	3,422	2	—
						57	(23)
EGP—Egyptian pound.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S42-V1	6/20/29	USD	578	1.000	(14)	(26)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Purchased
Republic of Colombia	6/20/29	JPMC	465	(1.000)	15	16	—	(1)
1 Periodic premium received/paid quarterly.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
21

Core-Plus Bond ETF
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date[1]	Notional Amount (000)[2]	Interest Rate Received[3] (%)	Interest Rate (Paid)[4] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
8/15/39	6/3/24	430	3.868	(0.000)	3	3
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Notional amount denominated in U.S. dollar.
3 Interest payment received/paid annually.
4 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
See accompanying Notes, which are an integral part of the Financial Statements.
22

Core-Plus Bond ETF
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $136,631)	136,501
Affiliated Issuers (Cost $1,062)	1,062
Total Investments in Securities	137,563
Investment in Vanguard	3
Cash	98
Foreign Currency, at Value (Cost $23)	23
Receivables for Investment Securities Sold	4,052
Receivables for Accrued Income	1,050
Receivables for Capital Shares Issued	3,065
Swap Premiums Paid	16
Variation Margin Receivable—Centrally Cleared Swap Contracts	1
Unrealized Appreciation—Forward Currency Contracts	57
Total Assets	145,928
Liabilities
Payables for Investment Securities Purchased	30,506
Payables to Vanguard	10
Variation Margin Payable—Futures Contracts	3
Unrealized Depreciation—Forward Currency Contracts	23
Unrealized Depreciation—Over-the-Counter Swap Contracts	1
Total Liabilities	30,543
Net Assets	115,385
At March 31, 2024, net assets consisted of:

Paid-in Capital	115,387
Total Distributable Earnings (Loss)	(2)
Net Assets	115,385
Net Assets
Applicable to 1,510,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	115,385
Net Asset Value Per Share	$76.41
See accompanying Notes, which are an integral part of the Financial Statements.
23

Core-Plus Bond ETF
Statement of Operations

December 6, 2023[1] to March 31, 2024
($000)
Investment Income
Income
Interest[2]	1,215
Total Income	1,215
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2
Management and Administrative	37
Marketing and Distribution	1
Custodian Fees	4
Shareholders’ Reports	1
Trustees’ Fees and Expenses	—
Professional Services	4
Other Expenses	—
Total Expenses	49
Expenses Paid Indirectly	(1)
Net Expenses	48
Net Investment Income	1,167
Realized Net Gain (Loss)
Investment Securities Sold[2]	(431)
Futures Contracts	251
Options Purchased	(4)
Swap Contracts	(48)
Forward Currency Contracts	(39)
Foreign Currencies	2
Realized Net Gain (Loss)	(269)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(130)
Futures Contracts	(85)
Options Purchased	—
Swap Contracts	(24)
Forward Currency Contracts	34
Foreign Currencies	—
Change in Unrealized Appreciation (Depreciation)	(205)
Net Increase (Decrease) in Net Assets Resulting from Operations	693
1	Inception.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $55,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
24

Core-Plus Bond ETF
Statement of Changes in Net Assets

December 6, 2023[1] to March 31, 2024
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,167
Realized Net Gain (Loss)	(269)
Change in Unrealized Appreciation (Depreciation)	(205)
Net Increase (Decrease) in Net Assets Resulting from Operations	693
Distributions
Total Distributions	(695)
Capital Share Transactions
Issued	130,565
Issued in Lieu of Cash Distributions	—
Redeemed	(15,178)
Net Increase (Decrease) from Capital Share Transactions	115,387
Total Increase (Decrease)	115,385
Net Assets
Beginning of Period	—
End of Period	115,385
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
25

Core-Plus Bond ETF
Financial Highlights
December 6, 2023[1] to March 31, 2024
For a Share Outstanding Throughout the Period
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	1.158
Net Realized and Unrealized Gain (Loss) on Investments	.922
Total from Investment Operations	2.080
Distributions
Dividends from Net Investment Income	(.670)
Distributions from Realized Capital Gains	—
Total Distributions	(.670)
Net Asset Value, End of Period	$76.41
Total Return	2.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$115
Ratio of Total Expenses to Average Net Assets	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	4.80%
Portfolio Turnover Rate[4]	177%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 50% attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
26

Core-Plus Bond ETF
Notes to Financial Statements
Vanguard Core-Plus Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
27

Core-Plus Bond ETF
At March 31, 2024, counterparties had deposited in segregated accounts securities with a value of $112,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
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Core-Plus Bond ETF
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the period ended March 31, 2024, the fund’s average value of investments in options purchased and options written represented less than 1% and 0% of net assets, respectively, based on the average market values at each quarter-end during the period.
7. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the period ended March 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 15% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell
29

Core-Plus Bond ETF
or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the period ended March 31, 2024, the fund’s average investment in forward currency contracts represented 3% of net assets, based on the average of the notional amounts at each quarter-end during the period.
9. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the
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Core-Plus Bond ETF
fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the period ended March 31, 2024, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
10. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally
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Core-Plus Bond ETF
three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
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Core-Plus Bond ETF
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2024, the fund had contributed to Vanguard capital in the amount of $3,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the period ended March 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Core-Plus Bond ETF
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	76,145	—	76,145
Asset-Backed/Commercial Mortgage-Backed Securities	—	4,003	—	4,003
Corporate Bonds	—	39,505	—	39,505
Floating Rate Loan Interests	—	148	—	148
Sovereign Bonds	—	16,697	—	16,697
Temporary Cash Investments	1,062	—	—	1,062
Options Purchased	3	—	—	3
Total	1,065	136,498	—	137,563

Derivative Financial Instruments
Assets
Futures Contracts[1]	1	—	—	1
Forward Currency Contracts	—	57	—	57
Swap Contracts	3[1]	—	—	3
Total	4	57	—	61
Liabilities
Futures Contracts[1]	86	—	—	86
Forward Currency Contracts	—	23	—	23
Swap Contracts	26[1]	1	—	27
Total	112	24	—	136
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Core-Plus Bond ETF
E.  At March 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	3	—	—	3
Swap Premiums Paid	—	—	16	16
Unrealized Appreciation—Futures Contracts[1]	1	—	—	1
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	3	—	—	3
Unrealized Appreciation—Forward Currency Contracts	—	57	—	57
Total Assets	7	57	16	80

Unrealized Depreciation—Futures Contracts[1]	86	—	—	86
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	—	—	26	26
Unrealized Depreciation—Forward Currency Contracts	—	23	—	23
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	1	1
Total Liabilities	86	23	27	136
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the period ended March 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	251	—	—	251
Options Purchased	(4)	—	—	(4)
Swap Contracts	(4)	—	(44)	(48)
Forward Currency Contracts	—	(39)	—	(39)
Realized Net Gain (Loss) on Derivatives	243	(39)	(44)	160

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(85)	—	—	(85)
Options Purchased	—	—	—	—
Swap Contracts	3	—	(27)	(24)
Forward Currency Contracts	—	34	—	34
Change in Unrealized Appreciation (Depreciation) on Derivatives	(82)	34	(27)	(75)
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Core-Plus Bond ETF
F.  As of March 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	137,758
Gross Unrealized Appreciation	606
Gross Unrealized Depreciation	(860)
Net Unrealized Appreciation (Depreciation)	(254)
G.  During the period ended March 31, 2024, the fund purchased $72,989,000 of investment securities and sold $12,982,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $238,463,000 and $161,654,000, respectively.
H.  Capital shares issued and redeemed were:
December 6, 2023[1] to March 31, 2024
Shares (000)
Issued	1,710
Issued in Lieu of Cash Distributions	—
Redeemed	(200)
Net Increase (Decrease) in Shares Outstanding	1,510
1	Inception.
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can,
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Core-Plus Bond ETF
therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.
37

Trustees Approve Advisory Arrangement
In September 2023, the Board of Vanguard Malvern Funds approved the launch of Vanguard Core-Plus Bond ETF, which utilizes an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group, provides investment advisory services to the fund. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders. The fund was launched in December 2023.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.
Investment performance
The board determined that the Fixed Income Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment processes.
Cost
The board concluded that the fund’s expense ratio will be below the average expense ratio charged by funds in its peer group and that the fund’s estimated advisory expense rate for the current fiscal year would also be below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to prospective shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement after a one-year period.
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Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Core-Plus Bond ETF’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
QV0222 052024

Semiannual Report  |  March 31, 2024
Vanguard Multi-Sector Income Bond Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2024
	Beginning Account Value 9/30/2023	Ending Account Value 3/31/2024	Expenses Paid During Period
Based on Actual Fund Return
Multi-Sector Income Bond Fund
Investor Shares	$1,000.00	$1,082.30	$2.08
Admiral™ Shares	1,000.00	1,082.80	1.56
Based on Hypothetical 5% Yearly Return
Multi-Sector Income Bond Fund
Investor Shares	$1,000.00	$1,023.00	$2.02
Admiral Shares	1,000.00	1,023.50	1.52
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.40% for Investor Shares and 0.30% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).
2

Multi-Sector Income Bond Fund
Fund Allocation
As of March 31, 2024

United States	69.5%
Mexico	2.5
United Kingdom	2.4
Canada	2.4
Saudi Arabia	2.2
Brazil	1.9
Germany	1.4
Switzerland	1.3
Colombia	1.3
Ireland	1.1
Oman	1.0
Other	13.0
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Multi-Sector Income Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (7.7%)
	United States Treasury Note/Bond	1.375%	10/31/28	500	440
	United States Treasury Note/Bond	1.625%	5/15/31	425	358
[1]	United States Treasury Note/Bond	1.875%	2/28/27–2/15/41	1,300	1,139
	United States Treasury Note/Bond	2.250%	5/15/41	287	212
	United States Treasury Note/Bond	2.750%	4/30/27	816	777
	United States Treasury Note/Bond	3.000%	2/15/47–8/15/48	875	684
[2]	United States Treasury Note/Bond	3.250%	6/30/27–5/15/42	997	937
	United States Treasury Note/Bond	3.375%	8/15/42	103	89
	United States Treasury Note/Bond	3.875%	8/15/33–5/15/43	969	928
	United States Treasury Note/Bond	4.000%	1/15/27–11/15/52	1,299	1,269
	United States Treasury Note/Bond	4.125%	6/15/26	500	495
	United States Treasury Note/Bond	4.250%	1/31/26–5/15/39	747	742
	United States Treasury Note/Bond	4.375%	11/30/30	40	40
	United States Treasury Note/Bond	4.500%	8/15/39	345	353
[2]	United States Treasury Note/Bond	4.625%	10/15/26–2/15/40	2,161	2,193
	United States Treasury Note/Bond	4.750%	11/15/53	203	217
	United States Treasury Note/Bond	4.875%	11/30/25	1,000	1,002
Total U.S. Government and Agency Obligations (Cost $11,930)					11,875
Corporate Bonds (72.5%)
Australia (0.1%)
	Rio Tinto Finance USA plc	5.000%	3/9/33	50	50
[3]	Westpac Banking Corp.	2.894%	2/4/30	100	97
					147
Brazil (0.9%)
[3]	Braskem Netherlands Finance BV	5.875%	1/31/50	200	155
	Petrobras Global Finance BV	8.750%	5/23/26	20	21
	Petrobras Global Finance BV	7.375%	1/17/27	940	977
[4]	Raizen Fuels Finance SA	6.950%	3/5/54	200	206
					1,359
Canada (2.4%)
[4]	1011778 BC ULC	3.875%	1/15/28	180	169
[4]	1011778 BC ULC	3.500%	2/15/29	200	183
[4]	Air Canada	3.875%	8/15/26	270	258
	Bank of Montreal	3.088%	1/10/37	95	78
[3]	Bank of Nova Scotia	3.450%	4/11/25	200	196
[4]	Bombardier Inc.	8.750%	11/15/30	300	321
[4,5]	Bombardier Inc.	7.250%	7/1/31	215	216
	Canadian Natural Resources Ltd.	2.950%	7/15/30	40	35
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	10	9
4

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enbridge Inc.	5.700%	3/8/33	300	307
[4]	Garda World Security Corp.	7.750%	2/15/28	60	61
[4]	Hudbay Minerals Inc.	4.500%	4/1/26	80	77
[4]	Hudbay Minerals Inc.	6.125%	4/1/29	150	148
[4]	Husky Injection Molding Systems Ltd.	9.000%	2/15/29	45	46
[4]	NOVA Chemicals Corp.	9.000%	2/15/30	490	506
	Nutrien Ltd.	4.900%	3/27/28	25	25
	Nutrien Ltd.	4.200%	4/1/29	100	97
[4]	Ontario Gaming GTA LP	8.000%	8/1/30	50	52
	Rogers Communications Inc.	5.000%	2/15/29	200	199
[3]	Royal Bank of Canada	4.900%	1/12/28	350	350
[3]	Royal Bank of Canada	5.150%	2/1/34	60	60
[3]	Toronto-Dominion Bank	5.532%	7/17/26	100	101
[4]	Videotron Ltd.	3.625%	6/15/29	180	162
					3,656
Chile (0.1%)
[4]	Sociedad Quimica y Minera de Chile SA	6.500%	11/7/33	200	209
China (0.1%)
	NXP BV	5.000%	1/15/33	140	137
Finland (0.0%)
[4]	Amer Sports Co.	6.750%	2/16/31	55	55
France (0.5%)
[4]	Altice France SA	5.125%	7/15/29	400	270
[4]	SNF Group SACA	3.125%	3/15/27	410	379
[4]	SNF Group SACA	3.375%	3/15/30	70	61
					710
Germany (1.4%)
[4,5]	BMW US Capital LLC	4.900%	4/2/27	1,000	998
[4]	Daimler Truck Finance North America LLC	5.400%	9/20/28	150	152
[4]	Daimler Truck Finance North America LLC	5.500%	9/20/33	150	152
	Deutsche Bank AG	7.146%	7/13/27	150	154
	Deutsche Bank AG	5.706%	2/8/28	150	150
	Deutsche Bank AG	6.819%	11/20/29	75	78
[4]	Volkswagen Group of America Finance LLC	6.000%	11/16/26	200	204
[4]	Volkswagen Group of America Finance LLC	6.450%	11/16/30	200	212
					2,100
Ireland (1.1%)
	AerCap Ireland Capital DAC	2.450%	10/29/26	370	344
	AerCap Ireland Capital DAC	6.100%	1/15/27	200	203
	AerCap Ireland Capital DAC	5.750%	6/6/28	150	152
[4]	GGAM Finance Ltd.	8.000%	2/15/27	375	387
[4]	GGAM Finance Ltd.	8.000%	6/15/28	100	104
[4,5]	GGAM Finance Ltd.	6.875%	4/15/29	135	136
[4,5]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	200	200
[4,5]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	200
					1,726
Israel (0.5%)
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	25	24
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	310	332
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	225	246
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	180	124
					726
5

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Japan (0.8%)
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	200	195
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	200	202
[3]	Mizuho Financial Group Inc.	2.201%	7/10/31	50	42
	Nomura Holdings Inc.	2.172%	7/14/28	150	132
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	430	436
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	50	42
[4]	Sumitomo Mitsui Trust Bank Ltd.	5.650%	3/9/26	200	201
					1,250
Luxembourg (0.1%)
[4]	Altice Financing SA	5.750%	8/15/29	175	140
Macao (0.0%)
[4]	Studio City Co. Ltd.	7.000%	2/15/27	50	50
Netherlands (0.3%)
[4]	Sunrise FinCo I BV	4.875%	7/15/31	280	250
[4]	Sunrise HoldCo IV BV	5.500%	1/15/28	85	82
[4]	VZ Secured Financing BV	5.000%	1/15/32	30	26
[4]	Ziggo BV	4.875%	1/15/30	140	125
					483
Norway (0.0%)
[4]	Seadrill Finance Ltd.	8.375%	8/1/30	25	26
Poland (0.5%)
[4]	Canpack SA	3.125%	11/1/25	290	279
[4]	Canpack SA	3.875%	11/15/29	520	460
					739
Spain (0.1%)
	Banco Santander SA	6.607%	11/7/28	100	106
	Banco Santander SA	6.921%	8/8/33	50	52
					158
Switzerland (1.3%)
	Credit Suisse AG	2.950%	4/9/25	150	146
	Credit Suisse AG	5.000%	7/9/27	50	50
	Credit Suisse AG	7.500%	2/15/28	50	54
	UBS AG	5.800%	9/11/25	700	705
[4]	UBS Group AG	6.327%	12/22/27	200	204
[4]	UBS Group AG	4.282%	1/9/28	300	289
[4]	UBS Group AG	4.194%	4/1/31	250	232
[4]	UBS Group AG	5.699%	2/8/35	370	372
					2,052
United Kingdom (2.4%)
[4]	BAE Systems plc	5.125%	3/26/29	200	201
[4]	BAE Systems plc	5.250%	3/26/31	200	201
	Barclays plc	5.674%	3/12/28	200	201
	Barclays plc	7.119%	6/27/34	230	245
	BAT Capital Corp.	3.557%	8/15/27	61	58
	BAT Capital Corp.	7.750%	10/19/32	180	203
	BAT Capital Corp.	6.421%	8/2/33	85	89
	BAT International Finance plc	5.931%	2/2/29	100	103
	Diageo Capital plc	5.500%	1/24/33	100	104
[4]	Howden UK Refinance plc	7.250%	2/15/31	140	141
[4]	Howden UK Refinance plc	8.125%	2/15/32	40	40
	HSBC Holdings plc	5.887%	8/14/27	275	277
6

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	HSBC Holdings plc	2.013%	9/22/28	200	179
	HSBC Holdings plc	7.399%	11/13/34	70	76
[4]	Lseg US Fin Corp.	4.875%	3/28/27	200	199
[4]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	70	71
[4]	Macquarie Airfinance Holdings Ltd.	6.500%	3/26/31	80	81
	National Grid plc	5.602%	6/12/28	70	71
	NatWest Group plc	5.516%	9/30/28	200	200
[3]	NatWest Group plc	3.754%	11/1/29	200	197
[4]	Rolls-Royce plc	3.625%	10/14/25	265	257
[4]	Virgin Media Finance plc	5.000%	7/15/30	200	169
[4]	Virgin Media Secured Finance plc	4.500%	8/15/30	140	121
[4,5]	Vmed O2 UK Financing I plc	7.750%	4/15/32	215	216
					3,700
United States (59.7%)
	AbbVie Inc.	4.800%	3/15/29	1,535	1,538
[4]	Advanced Drainage Systems Inc.	6.375%	6/15/30	280	281
	AEP Texas Inc.	5.400%	6/1/33	50	50
	AES Corp.	5.450%	6/1/28	50	50
	AES Corp.	2.450%	1/15/31	100	82
	Albemarle Corp.	4.650%	6/1/27	5	5
[4]	Albertsons Cos. Inc.	6.500%	2/15/28	200	202
[4]	Allison Transmission Inc.	4.750%	10/1/27	210	202
	Allstate Corp.	5.250%	3/30/33	170	171
[4,5]	AMC Networks Inc.	10.250%	1/15/29	85	86
	Ameren Corp.	5.700%	12/1/26	540	547
	Ameren Illinois Co.	4.950%	6/1/33	50	50
[4]	American Airlines Inc.	5.500%	4/20/26	112	112
[4]	American Airlines Inc.	7.250%	2/15/28	94	95
[4]	American Airlines Inc.	5.750%	4/20/29	125	123
[4]	American Airlines Inc.	8.500%	5/15/29	200	211
	American Axle & Manufacturing Inc.	5.000%	10/1/29	360	323
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	145	136
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	75	67
	American Electric Power Co. Inc.	5.200%	1/15/29	190	190
	American Express Co.	3.950%	8/1/25	110	108
	American Express Co.	5.850%	11/5/27	90	93
	American Express Co.	5.098%	2/16/28	120	120
	American Express Co.	6.489%	10/30/31	200	214
	American Tower Corp.	2.100%	6/15/30	50	42
	Amgen Inc.	5.150%	3/2/28	165	166
	Amgen Inc.	3.000%	2/22/29	90	83
	Amgen Inc.	5.250%	3/2/30	135	137
[4]	AmWINS Group Inc.	6.375%	2/15/29	120	121
[4]	AmWINS Group Inc.	4.875%	6/30/29	100	93
[4]	Antero Midstream Partners LP	6.625%	2/1/32	105	105
[4]	Antero Resources Corp.	5.375%	3/1/30	80	77
	Aon North America Inc.	5.125%	3/1/27	50	50
	Aon North America Inc.	5.150%	3/1/29	190	191
[4]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	260	210
	Ares Capital Corp.	5.875%	3/1/29	70	70
[4]	Arsenal AIC Parent LLC	8.000%	10/1/30	315	331
[4]	Asbury Automotive Group Inc.	5.000%	2/15/32	50	45
[4]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	215	139
	AT&T Inc.	2.300%	6/1/27	860	793
	AT&T Inc.	2.750%	6/1/31	155	133
7

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	5.400%	2/15/34	58	59
[4]	AthenaHealth Group Inc.	6.500%	2/15/30	160	146
	Atmos Energy Corp.	5.900%	11/15/33	50	53
	AutoZone Inc.	6.250%	11/1/28	40	42
[4]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	215	223
[4]	Axalta Coating Systems LLC	4.750%	6/15/27	160	154
	B&G Foods Inc.	5.250%	9/15/27	160	150
[4]	B&G Foods Inc.	8.000%	9/15/28	140	146
	Ball Corp.	6.875%	3/15/28	125	128
	Ball Corp.	6.000%	6/15/29	75	76
	Ball Corp.	2.875%	8/15/30	250	213
	Ball Corp.	3.125%	9/15/31	60	51
[3]	Bank of America Corp.	3.384%	4/2/26	370	362
	Bank of America Corp.	1.734%	7/22/27	183	169
	Bank of America Corp.	5.933%	9/15/27	450	456
[3]	Bank of America Corp.	3.970%	3/5/29	50	48
[3]	Bank of America Corp.	2.087%	6/14/29	100	88
[3]	Bank of America Corp.	4.271%	7/23/29	90	87
[3]	Bank of America Corp.	3.194%	7/23/30	100	91
[3]	Bank of America Corp.	1.922%	10/24/31	180	147
	Bank of America Corp.	5.468%	1/23/35	50	50
[3]	Bank of New York Mellon Corp.	3.400%	1/29/28	40	38
[3]	Bank of New York Mellon Corp.	5.802%	10/25/28	100	103
	Bank of New York Mellon Corp.	4.543%	2/1/29	100	98
[3]	Bank of New York Mellon Corp.	4.975%	3/14/30	130	130
[3]	Bank of New York Mellon Corp.	5.834%	10/25/33	100	104
[3]	Bank of New York Mellon Corp.	4.967%	4/26/34	70	69
[3]	Bank of New York Mellon Corp.	6.474%	10/25/34	70	76
[3]	Bank of New York Mellon Corp.	5.188%	3/14/35	200	199
	Bath & Body Works Inc.	6.875%	11/1/35	75	77
[4]	Bausch + Lomb Corp.	8.375%	10/1/28	100	103
[4]	Beacon Roofing Supply Inc.	4.125%	5/15/29	100	91
[4]	Beacon Roofing Supply Inc.	6.500%	8/1/30	200	203
	Becton Dickinson & Co.	4.693%	2/13/28	125	124
	Becton Dickinson & Co.	4.874%	2/8/29	100	99
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	90	84
[4]	Big River Steel LLC	6.625%	1/31/29	110	111
	BlackRock Funding Inc.	5.000%	3/14/34	160	161
[4]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	69	54
	Block Inc.	2.750%	6/1/26	20	19
	Block Inc.	3.500%	6/1/31	65	57
	Blue Owl Capital Corp.	5.950%	3/15/29	60	60
[4]	Boost Newco Borrower LLC	7.500%	1/15/31	110	115
	Boyd Gaming Corp.	4.750%	12/1/27	150	145
[4]	Boyne USA Inc.	4.750%	5/15/29	175	162
	BP Capital Markets America Inc.	4.234%	11/6/28	228	223
	BP Capital Markets America Inc.	3.633%	4/6/30	45	42
	Bristol-Myers Squibb Co.	4.900%	2/22/29	255	256
	Bristol-Myers Squibb Co.	3.400%	7/26/29	45	42
	Bristol-Myers Squibb Co.	5.750%	2/1/31	30	31
	Bristol-Myers Squibb Co.	5.100%	2/22/31	250	252
	Broadcom Inc.	4.150%	11/15/30	440	416
[4]	Broadcom Inc.	4.150%	4/15/32	65	60
	Broadcom Inc.	4.300%	11/15/32	100	94
[4]	Broadcom Inc.	3.419%	4/15/33	90	78
8

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Builders FirstSource Inc.	6.375%	3/1/34	315	316
[4]	Cable One Inc.	4.000%	11/15/30	269	210
[4]	Caesars Entertainment Inc.	7.000%	2/15/30	30	31
[4]	Caesars Entertainment Inc.	6.500%	2/15/32	120	121
[4]	Calpine Corp.	4.500%	2/15/28	239	227
[4]	Calpine Corp.	5.125%	3/15/28	206	198
[4]	Calpine Corp.	4.625%	2/1/29	175	162
[4]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	205	210
	Capital One Financial Corp.	7.149%	10/29/27	400	416
	Capital One Financial Corp.	6.312%	6/8/29	100	103
	Capital One Financial Corp.	5.700%	2/1/30	300	303
[4]	Carnival Corp.	5.750%	3/1/27	340	336
[4]	Carnival Corp.	4.000%	8/1/28	130	121
[4]	Carnival Corp.	6.000%	5/1/29	175	173
[4]	Carnival Corp.	10.500%	6/1/30	5	5
[4]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	90	98
[4]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	210	201
[4]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	365	349
[4]	CCO Holdings LLC	5.000%	2/1/28	180	168
[4]	CCO Holdings LLC	6.375%	9/1/29	80	76
[4]	CCO Holdings LLC	4.750%	3/1/30	1,080	926
[4]	CCO Holdings LLC	4.250%	2/1/31	150	122
	Centene Corp.	2.450%	7/15/28	240	213
	Centene Corp.	3.000%	10/15/30	90	77
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	40	41
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	10	10
[4]	Central Parent LLC	8.000%	6/15/29	155	161
	Charles Schwab Corp.	5.643%	5/19/29	60	61
	Charles Schwab Corp.	6.196%	11/17/29	70	73
[4]	Chart Industries Inc.	7.500%	1/1/30	20	21
[4]	Chart Industries Inc.	9.500%	1/1/31	210	229
	Charter Communications Operating LLC	6.150%	11/10/26	500	504
	Charter Communications Operating LLC	3.750%	2/15/28	640	594
[4]	Chemours Co.	5.750%	11/15/28	10	9
[4]	Chemours Co.	4.625%	11/15/29	540	466
	Cheniere Energy Partners LP	4.000%	3/1/31	130	118
	Cheniere Energy Partners LP	3.250%	1/31/32	30	26
	Cheniere Energy Partners LP	5.950%	6/30/33	35	36
[4]	Churchill Downs Inc.	4.750%	1/15/28	280	266
[4]	Churchill Downs Inc.	5.750%	4/1/30	65	63
	Cisco Systems Inc.	4.850%	2/26/29	250	252
	Cisco Systems Inc.	4.950%	2/26/31	370	373
	Citigroup Inc.	4.400%	6/10/25	185	182
	Citigroup Inc.	3.700%	1/12/26	100	97
[3]	Citigroup Inc.	3.668%	7/24/28	140	133
	Citigroup Inc.	4.125%	7/25/28	75	72
[3]	Citigroup Inc.	2.666%	1/29/31	195	169
[4]	Civitas Resources Inc.	8.375%	7/1/28	205	216
[4]	Civitas Resources Inc.	8.625%	11/1/30	225	242
[4]	Civitas Resources Inc.	8.750%	7/1/31	75	80
[4]	Clarios Global LP	6.250%	5/15/26	80	80
[4]	Clarios Global LP	8.500%	5/15/27	275	275
[4]	Clean Harbors Inc.	4.875%	7/15/27	80	78
[4]	Clean Harbors Inc.	6.375%	2/1/31	20	20
[4]	Clearway Energy Operating LLC	4.750%	3/15/28	360	342
9

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Clearway Energy Operating LLC	3.750%	2/15/31	140	121
[4]	Clearway Energy Operating LLC	3.750%	1/15/32	124	104
[4]	Cleveland-Cliffs Inc.	6.750%	4/15/30	100	100
[4]	Cleveland-Cliffs Inc.	7.000%	3/15/32	270	274
[4]	Cloud Software Group Inc.	6.500%	3/31/29	115	109
[4]	Cloud Software Group Inc.	9.000%	9/30/29	295	283
	CNH Industrial Capital LLC	4.550%	4/10/28	300	294
[4]	CNX Resources Corp.	6.000%	1/15/29	140	137
[4]	CNX Resources Corp.	7.375%	1/15/31	15	15
[4]	CNX Resources Corp.	7.250%	3/1/32	80	81
[4]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	75	74
[4]	CommScope Inc.	7.125%	7/1/28	90	36
[4]	Community Health Systems Inc.	8.000%	3/15/26	173	173
[4]	Community Health Systems Inc.	5.625%	3/15/27	150	138
[4]	Community Health Systems Inc.	4.750%	2/15/31	150	116
	Conagra Brands Inc.	5.300%	10/1/26	55	55
	Constellation Brands Inc.	2.250%	8/1/31	50	41
	Corebridge Financial Inc.	3.500%	4/4/25	10	10
	Corebridge Financial Inc.	3.650%	4/5/27	60	57
	Corebridge Financial Inc.	3.850%	4/5/29	10	9
	Corebridge Financial Inc.	3.900%	4/5/32	60	54
	Cotiviti Holdings Inc.	7.625%	2/21/31	15	15
[4]	Coty Inc.	5.000%	4/15/26	6	6
[4]	Coty Inc.	4.750%	1/15/29	100	95
[4]	Coty Inc.	6.625%	7/15/30	250	254
[4]	Credit Acceptance Corp.	9.250%	12/15/28	375	403
[4]	CrownRock LP	5.625%	10/15/25	190	189
[4]	CSC Holdings LLC	11.750%	1/31/29	105	105
[4]	CSC Holdings LLC	5.750%	1/15/30	95	50
[4]	CSC Holdings LLC	4.125%	12/1/30	180	128
[4]	CSC Holdings LLC	4.625%	12/1/30	100	51
[4]	CSC Holdings LLC	3.375%	2/15/31	25	17
[4]	CSC Holdings LLC	4.500%	11/15/31	225	159
	CubeSmart LP	2.500%	2/15/32	45	37
	CVS Health Corp.	4.300%	3/25/28	153	149
	CVS Health Corp.	5.300%	6/1/33	200	200
	Dana Inc.	4.250%	9/1/30	30	27
	Dana Inc.	4.500%	2/15/32	15	13
[4]	DaVita Inc.	3.750%	2/15/31	220	184
	Dell International LLC	5.850%	7/15/25	305	307
	Dell International LLC	4.900%	10/1/26	325	323
[4]	Delta Air Lines Inc.	7.000%	5/1/25	165	167
[4]	Delta Air Lines Inc.	4.750%	10/20/28	1,042	1,019
	Devon Energy Corp.	5.850%	12/15/25	100	101
[4]	Diamond Foreign Asset Co.	8.500%	10/1/30	285	300
	Diamondback Energy Inc.	3.125%	3/24/31	5	4
[4]	Directv Financing LLC	5.875%	8/15/27	195	184
[4]	Directv Financing LLC	8.875%	2/1/30	265	264
	Discovery Communications LLC	4.125%	5/15/29	500	469
[4]	DISH Network Corp.	11.750%	11/15/27	495	506
[4]	DT Midstream Inc.	4.125%	6/15/29	460	424
[3]	DTE Energy Co.	3.400%	6/15/29	50	46
	Duke Energy Corp.	5.000%	12/8/27	10	10
	Duke Energy Progress LLC	3.400%	4/1/32	50	45
	eBay Inc.	1.400%	5/10/26	539	499
10

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	eBay Inc.	5.950%	11/22/27	10	10
[4]	Element Solutions Inc.	3.875%	9/1/28	245	225
[4]	EMRLD Borrower LP	6.625%	12/15/30	165	167
[4]	Energizer Holdings Inc.	4.750%	6/15/28	322	299
[4]	Energizer Holdings Inc.	4.375%	3/31/29	70	63
	Energy Transfer LP	4.400%	3/15/27	70	68
[3]	Energy Transfer LP	5.500%	6/1/27	164	165
	Energy Transfer LP	5.250%	4/15/29	70	70
	Energy Transfer LP	6.400%	12/1/30	165	174
	Energy Transfer LP	5.750%	2/15/33	40	41
[4]	Entegris Inc.	4.375%	4/15/28	115	108
[4]	Entegris Inc.	4.750%	4/15/29	55	53
[4]	Entegris Inc.	5.950%	6/15/30	250	247
	Enterprise Products Operating LLC	2.800%	1/31/30	160	143
[4]	EQM Midstream Partners LP	7.500%	6/1/27	50	51
	EQM Midstream Partners LP	5.500%	7/15/28	80	79
[4]	EQM Midstream Partners LP	7.500%	6/1/30	150	160
[4]	EQM Midstream Partners LP	4.750%	1/15/31	275	256
[4]	ERAC USA Finance LLC	4.600%	5/1/28	80	79
	ERP Operating LP	2.500%	2/15/30	40	35
[4,5]	Esab Corp.	6.250%	4/15/29	285	286
	Exelon Corp.	5.150%	3/15/28	60	60
	Exelon Corp.	3.350%	3/15/32	80	71
	Extra Space Storage LP	5.900%	1/15/31	130	135
[4]	Fiesta Purchaser Inc.	7.875%	3/1/31	15	15
	Fifth Third Bancorp	3.950%	3/14/28	100	96
	Fifth Third Bancorp	4.055%	4/25/28	586	556
	Fifth Third Bancorp	6.339%	7/27/29	100	103
	Fifth Third Bancorp	5.631%	1/29/32	170	170
[3]	Fifth Third Bank NA	3.950%	7/28/25	100	98
[4]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	40	40
[4]	FirstEnergy Transmission LLC	2.866%	9/15/28	80	73
	FMC Corp.	5.650%	5/18/33	60	59
	Ford Motor Co.	9.625%	4/22/30	5	6
	Ford Motor Credit Co. LLC	2.700%	8/10/26	5	5
	Ford Motor Credit Co. LLC	3.815%	11/2/27	110	103
	Ford Motor Credit Co. LLC	6.800%	5/12/28	320	332
	Ford Motor Credit Co. LLC	7.200%	6/10/30	95	101
[4]	Fortrea Holdings Inc.	7.500%	7/1/30	45	46
	Fox Corp.	6.500%	10/13/33	75	79
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	295	274
	Frontier Communications Holdings LLC	5.875%	11/1/29	75	63
[4]	Frontier Communications Holdings LLC	6.000%	1/15/30	100	85
[4]	Gates Global LLC	6.250%	1/15/26	180	180
	GE HealthCare Technologies Inc.	5.650%	11/15/27	250	255
	General Motors Financial Co. Inc.	4.350%	1/17/27	275	269
	General Motors Financial Co. Inc.	5.000%	4/9/27	125	124
	General Motors Financial Co. Inc.	3.850%	1/5/28	50	48
	General Motors Financial Co. Inc.	5.850%	4/6/30	120	122
	General Motors Financial Co. Inc.	5.750%	2/8/31	165	167
	General Motors Financial Co. Inc.	6.400%	1/9/33	60	63
	Genesis Energy LP	8.250%	1/15/29	150	154
	Georgia Power Co.	5.004%	2/23/27	240	240
	Georgia Power Co.	3.250%	3/30/27	100	95
	Georgia Power Co.	4.700%	5/15/32	20	20
11

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Power Co.	4.950%	5/17/33	122	120
[4]	Georgia-Pacific LLC	2.300%	4/30/30	50	43
[4]	Global Atlantic Fin Co.	7.950%	6/15/33	230	255
	Global Payments Inc.	2.150%	1/15/27	40	37
	Global Payments Inc.	5.400%	8/15/32	150	149
[3]	Goldman Sachs Group Inc.	3.272%	9/29/25	270	267
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	260	262
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	250	233
	Goodyear Tire & Rubber Co.	5.250%	7/15/31	345	314
[4]	Graphic Packaging International LLC	3.750%	2/1/30	150	134
[4]	Gray Television Inc.	7.000%	5/15/27	270	251
[4]	Greystar Real Estate Partners LLC	7.750%	9/1/30	25	26
	Haleon US Capital LLC	3.625%	3/24/32	15	14
[4]	Hanesbrands Inc.	9.000%	2/15/31	275	282
	HCA Inc.	3.625%	3/15/32	100	88
	Helmerich & Payne Inc.	2.900%	9/29/31	30	25
	Hess Corp.	7.300%	8/15/31	5	6
	Highwoods Realty LP	7.650%	2/1/34	108	118
	Hillenbrand Inc.	6.250%	2/15/29	150	151
[4]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	30	30
[4]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	55	50
[4]	HUB International Ltd.	7.250%	6/15/30	50	51
[4]	HUB International Ltd.	7.375%	1/31/32	55	55
	Huntington Bancshares Inc.	5.023%	5/17/33	35	33
[4]	Imola Merger Corp.	4.750%	5/15/29	410	384
	Intel Corp.	4.875%	2/10/28	80	80
	Intel Corp.	5.125%	2/10/30	140	142
	Intel Corp.	5.200%	2/10/33	30	30
	Intercontinental Exchange Inc.	2.100%	6/15/30	40	34
	IQVIA Inc.	6.250%	2/1/29	220	228
[4]	ITC Holdings Corp.	4.950%	9/22/27	370	368
	J M Smucker Co.	6.200%	11/15/33	50	53
	Jacobs Engineering Group Inc.	5.900%	3/1/33	100	101
	JBS USA LUX SA	5.750%	4/1/33	40	39
[4]	JBS USA LUX SA	6.750%	3/15/34	55	58
	JPMorgan Chase & Co.	1.578%	4/22/27	150	139
	JPMorgan Chase & Co.	1.470%	9/22/27	187	171
	JPMorgan Chase & Co.	4.323%	4/26/28	50	49
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	50	48
	JPMorgan Chase & Co.	5.012%	1/23/30	270	269
	JPMorgan Chase & Co.	1.953%	2/4/32	228	186
	JPMorgan Chase & Co.	2.580%	4/22/32	45	38
	JPMorgan Chase & Co.	4.586%	4/26/33	5	5
[4]	Kaiser Aluminum Corp.	4.625%	3/1/28	205	193
[4]	Kaiser Aluminum Corp.	4.500%	6/1/31	40	35
	KB Home	7.250%	7/15/30	30	31
[4]	KeHE Distributors LLC	9.000%	2/15/29	185	187
	Kenvue Inc.	5.000%	3/22/30	60	61
	Keurig Dr Pepper Inc.	3.200%	5/1/30	50	45
	Kilroy Realty LP	6.250%	1/15/36	110	108
	Kinder Morgan Inc.	4.800%	2/1/33	45	43
[4]	Kinetik Holdings LP	6.625%	12/15/28	250	254
	Kraft Heinz Foods Co.	3.750%	4/1/30	159	149
	Kyndryl Holdings Inc.	6.350%	2/20/34	40	41
	L3Harris Technologies Inc.	5.250%	6/1/31	160	160
12

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Ladder Capital Finance Holdings LLLP	5.250%	10/1/25	100	98
[4]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	145	132
	Lamar Media Corp.	3.750%	2/15/28	200	187
[4]	Lamb Weston Holdings Inc.	4.125%	1/31/30	603	550
[4]	Level 3 Financing Inc.	4.250%	7/1/28	120	56
[4]	Level 3 Financing Inc.	3.875%	11/15/29	100	56
[4]	Level 3 Financing Inc.	10.500%	5/15/30	255	263
[4]	LifePoint Health Inc.	11.000%	10/15/30	305	326
[4]	Lithia Motors Inc.	4.625%	12/15/27	110	106
[4]	Lithia Motors Inc.	3.875%	6/1/29	200	180
[4]	Live Nation Entertainment Inc.	4.875%	11/1/24	85	84
[4]	Live Nation Entertainment Inc.	5.625%	3/15/26	120	119
[4]	Live Nation Entertainment Inc.	6.500%	5/15/27	110	111
[4]	Live Nation Entertainment Inc.	3.750%	1/15/28	150	139
	Lockheed Martin Corp.	5.250%	1/15/33	229	235
	LPL Holdings Inc.	6.750%	11/17/28	140	147
	M&T Bank Corp.	4.553%	8/16/28	686	655
	M&T Bank Corp.	7.413%	10/30/29	460	485
	M&T Bank Corp.	6.082%	3/13/32	750	749
	M&T Bank Corp.	5.053%	1/27/34	20	19
	Marathon Oil Corp.	5.300%	4/1/29	110	110
	Marriott International Inc.	4.875%	5/15/29	50	50
[4]	Masonite International Corp.	5.375%	2/1/28	155	155
[4]	Match Group Holdings II LLC	4.625%	6/1/28	40	38
[4]	Match Group Holdings II LLC	5.625%	2/15/29	15	15
[4]	Match Group Holdings II LLC	4.125%	8/1/30	10	9
[4]	Match Group Holdings II LLC	3.625%	10/1/31	125	106
[4]	McAfee Corp.	7.375%	2/15/30	205	189
[4]	Medline Borrower LP	3.875%	4/1/29	155	141
[4]	Medline Borrower LP	6.250%	4/1/29	60	60
[4]	Medline Borrower LP	5.250%	10/1/29	100	95
[5]	MGM Resorts International	6.500%	4/15/32	215	214
[4]	Michaels Cos. Inc.	5.250%	5/1/28	65	55
	MidAmerican Energy Co.	3.100%	5/1/27	100	95
[4]	Mileage Plus Holdings LLC	6.500%	6/20/27	926	933
[4]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/32	80	80
	Mondelez International Inc.	2.750%	4/13/30	28	25
[3]	Morgan Stanley	4.000%	7/23/25	50	49
	Morgan Stanley	5.050%	1/28/27	145	144
[3]	Morgan Stanley	1.512%	7/20/27	180	165
	Morgan Stanley	2.475%	1/21/28	100	93
	Morgan Stanley	5.123%	2/1/29	50	50
[3]	Morgan Stanley	5.164%	4/20/29	300	300
	Morgan Stanley	5.173%	1/16/30	260	260
[3]	Morgan Stanley	1.794%	2/13/32	25	20
	Morgan Stanley	4.889%	7/20/33	50	48
	Morgan Stanley	5.466%	1/18/35	50	50
	Morgan Stanley	5.297%	4/20/37	40	38
	MPLX LP	4.000%	3/15/28	45	43
	MPLX LP	5.000%	3/1/33	35	34
	MPT Operating Partnership LP	4.625%	8/1/29	185	142
	MPT Operating Partnership LP	3.500%	3/15/31	75	52
	Nasdaq Inc.	5.350%	6/28/28	250	253
[4]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	60	54
[4]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	75	74
13

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Navient Corp.	9.375%	7/25/30	295	315
[4]	NCL Corp. Ltd.	5.875%	2/15/27	215	212
[4]	NCL Corp. Ltd.	8.125%	1/15/29	20	21
[4]	NCL Corp. Ltd.	7.750%	2/15/29	35	36
[4]	NCL Finance Ltd.	6.125%	3/15/28	150	148
	Netflix Inc.	5.875%	11/15/28	458	476
	Newell Brands Inc.	6.375%	9/15/27	344	339
	Newell Brands Inc.	6.625%	9/15/29	56	55
	Newmont Corp.	2.800%	10/1/29	150	135
[4]	News Corp.	3.875%	5/15/29	345	316
[4]	Nexstar Media Inc.	5.625%	7/15/27	235	226
[4]	Nexstar Media Inc.	4.750%	11/1/28	120	109
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	170	171
[4]	NextEra Energy Operating Partners LP	4.250%	7/15/24	373	370
	NiSource Inc.	5.250%	3/30/28	30	30
	NiSource Inc.	5.400%	6/30/33	20	20
	NNN REIT Inc.	5.600%	10/15/33	50	51
[4]	Novelis Corp.	3.250%	11/15/26	200	186
[4]	Novelis Corp.	4.750%	1/30/30	41	38
[4]	Novelis Corp.	3.875%	8/15/31	171	147
	Nucor Corp.	3.125%	4/1/32	10	9
	Occidental Petroleum Corp.	6.625%	9/1/30	50	53
	Occidental Petroleum Corp.	6.125%	1/1/31	25	26
	Occidental Petroleum Corp.	6.600%	3/15/46	10	11
[4]	Olympus Water US Holding Corp.	4.250%	10/1/28	280	254
[4]	Olympus Water US Holding Corp.	9.750%	11/15/28	230	245
[4]	Olympus Water US Holding Corp.	6.250%	10/1/29	140	128
	OneMain Finance Corp.	3.500%	1/15/27	440	408
	OneMain Finance Corp.	3.875%	9/15/28	75	67
	OneMain Finance Corp.	9.000%	1/15/29	100	106
	OneMain Finance Corp.	7.875%	3/15/30	55	57
	ONEOK Inc.	5.550%	11/1/26	40	40
	ONEOK Inc.	5.800%	11/1/30	55	57
	Oracle Corp.	6.250%	11/9/32	50	54
[4]	Organon & Co.	4.125%	4/30/28	251	234
[4]	Organon & Co.	5.125%	4/30/31	305	270
[4]	Outfront Media Capital LLC	4.250%	1/15/29	210	190
[4]	Outfront Media Capital LLC	7.375%	2/15/31	300	315
[4]	Owens & Minor Inc.	6.625%	4/1/30	15	15
[4]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	35	36
	Pacific Gas & Electric Co.	3.450%	7/1/25	80	78
	Pacific Gas & Electric Co.	2.100%	8/1/27	190	171
	Pacific Gas & Electric Co.	6.950%	3/15/34	60	66
	Pacific Gas & Electric Co.	5.800%	5/15/34	230	232
	PacifiCorp	5.450%	2/15/34	90	90
[4]	Pactiv Evergreen Group Issuer Inc.	4.000%	10/15/27	140	131
[4]	Pactiv Evergreen Group Issuer LLC	4.375%	10/15/28	100	93
[4,5]	Panther Escrow Issuer LLC	7.125%	6/1/31	135	137
	Paramount Global	4.950%	1/15/31	48	43
	Parker-Hannifin Corp.	3.250%	6/14/29	300	278
[4]	Penn Entertainment Inc.	4.125%	7/1/29	140	121
[4]	PennyMac Financial Services Inc.	7.875%	12/15/29	250	257
[4]	Performance Food Group Inc.	6.875%	5/1/25	375	375
[4]	Performance Food Group Inc.	5.500%	10/15/27	70	69
[4]	Performance Food Group Inc.	4.250%	8/1/29	160	147
14

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Permian Resources Operating LLC	7.750%	2/15/26	240	243
[4]	Permian Resources Operating LLC	6.875%	4/1/27	15	15
[4]	Permian Resources Operating LLC	5.875%	7/1/29	85	84
[4]	Permian Resources Operating LLC	9.875%	7/15/31	25	28
[4]	Permian Resources Operating LLC	7.000%	1/15/32	265	275
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	170	168
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	25	25
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	145	143
	Philip Morris International Inc.	5.125%	11/17/27	20	20
	Philip Morris International Inc.	4.875%	2/15/28	50	50
	Philip Morris International Inc.	4.875%	2/13/29	220	219
	Philip Morris International Inc.	5.625%	11/17/29	20	21
	Philip Morris International Inc.	5.125%	2/15/30	50	50
	Philip Morris International Inc.	5.500%	9/7/30	5	5
	Philip Morris International Inc.	5.750%	11/17/32	20	21
	Phillips 66 Co.	5.250%	6/15/31	85	86
[4,5]	Phinia Inc.	6.750%	4/15/29	145	146
	Pioneer Natural Resources Co.	1.900%	8/15/30	100	84
	Pioneer Natural Resources Co.	2.150%	1/15/31	60	51
	PNC Financial Services Group Inc.	6.615%	10/20/27	90	93
	PNC Financial Services Group Inc.	5.354%	12/2/28	145	146
	PNC Financial Services Group Inc.	5.582%	6/12/29	150	152
	PNC Financial Services Group Inc.	6.037%	10/28/33	250	259
	PNC Financial Services Group Inc.	5.068%	1/24/34	10	10
	PNC Financial Services Group Inc.	6.875%	10/20/34	100	109
	PNC Financial Services Group Inc.	5.676%	1/22/35	200	202
[4]	Post Holdings Inc.	5.500%	12/15/29	82	79
[4]	Post Holdings Inc.	6.250%	2/15/32	220	222
	Prudential Financial Inc.	6.500%	3/15/54	50	51
	Public Storage Operating Co.	1.950%	11/9/28	100	88
	Range Resources Corp.	8.250%	1/15/29	350	364
	Realty Income Corp.	4.625%	11/1/25	155	153
	Realty Income Corp.	2.200%	6/15/28	192	172
	Realty Income Corp.	2.700%	2/15/32	45	38
	Republic Services Inc.	5.000%	4/1/34	40	40
[4]	RHP Hotel Properties LP	6.500%	4/1/32	150	150
[4]	Rocket Mortgage LLC	3.625%	3/1/29	215	193
[4]	Rocket Mortgage LLC	3.875%	3/1/31	35	31
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	200	183
[4]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	418	442
[4]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	30	32
[4]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	240	249
	RTX Corp.	5.750%	11/8/26	500	508
	RTX Corp.	2.250%	7/1/30	250	214
	Ryder System Inc.	6.600%	12/1/33	125	136
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	60	60
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	100	96
	Sabra Health Care LP	3.200%	12/1/31	30	25
	Sally Holdings LLC	6.750%	3/1/32	25	25
	Santander Holdings USA Inc.	6.499%	3/9/29	10	10
	SBA Communications Corp.	3.875%	2/15/27	200	190
	SBA Communications Corp.	3.125%	2/1/29	100	89
[4]	Scripps Escrow Inc.	5.875%	7/15/27	85	71
[4]	Scripps Escrow II Inc.	5.375%	1/15/31	15	9
[4]	Seagate HDD Cayman	8.250%	12/15/29	55	59
15

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Seagate HDD Cayman	8.500%	7/15/31	40	43
[4]	Sealed Air Corp.	4.000%	12/1/27	380	356
[4]	Sealed Air Corp.	6.125%	2/1/28	55	55
[4]	Sealed Air Corp.	5.000%	4/15/29	255	245
[4]	Sealed Air Corp.	7.250%	2/15/31	300	312
	Service Corp. International	3.375%	8/15/30	380	329
[4]	Sirius XM Radio Inc.	4.000%	7/15/28	200	183
	Southern California Edison Co.	5.200%	6/1/34	240	238
[3]	Southern Co.	3.700%	4/30/30	75	70
[4]	Spirit AeroSystems Inc.	9.375%	11/30/29	202	220
[4]	Spirit AeroSystems Inc.	9.750%	11/15/30	460	515
	Sprint Capital Corp.	6.875%	11/15/28	210	224
	Sprint Capital Corp.	8.750%	3/15/32	200	242
	Sprint LLC	7.625%	3/1/26	100	103
[4]	SS&C Technologies Inc.	5.500%	9/30/27	95	93
[4]	Star Parent Inc.	9.000%	10/1/30	175	185
[4]	Starwood Property Trust Inc.	7.250%	4/1/29	200	202
[4]	Station Casinos LLC	6.625%	3/15/32	80	81
[4]	Summit Materials LLC	7.250%	1/15/31	150	156
[4]	Sunoco LP	7.000%	9/15/28	175	179
[4,5]	Surgery Center Holdings Inc.	7.250%	4/15/32	60	61
	Take-Two Interactive Software Inc.	3.700%	4/14/27	10	10
[4]	Tallgrass Energy Partners LP	7.375%	2/15/29	625	628
	Tapestry Inc.	7.350%	11/27/28	100	105
	Targa Resources Corp.	6.150%	3/1/29	105	109
	Targa Resources Corp.	6.125%	3/15/33	45	47
	Targa Resources Corp.	6.500%	3/30/34	105	113
	Targa Resources Partners LP	4.000%	1/15/32	8	7
	Teledyne Technologies Inc.	2.750%	4/1/31	20	17
	Tenet Healthcare Corp.	6.250%	2/1/27	80	80
	Tenet Healthcare Corp.	5.125%	11/1/27	100	98
	Tenet Healthcare Corp.	6.125%	10/1/28	280	279
	Tenet Healthcare Corp.	4.250%	6/1/29	40	37
[4]	Tenet Healthcare Corp.	6.750%	5/15/31	315	321
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	95	95
	T-Mobile USA Inc.	2.625%	4/15/26	470	446
	T-Mobile USA Inc.	2.625%	2/15/29	153	137
	T-Mobile USA Inc.	3.375%	4/15/29	100	93
	T-Mobile USA Inc.	3.875%	4/15/30	115	108
[4]	TopBuild Corp.	3.625%	3/15/29	125	114
[3]	Toyota Motor Credit Corp.	5.000%	3/19/27	195	196
	Toyota Motor Credit Corp.	5.100%	3/21/31	195	197
[4]	TransDigm Inc.	6.750%	8/15/28	615	624
[4]	TransDigm Inc.	6.375%	3/1/29	234	235
[4]	TransDigm Inc.	6.875%	12/15/30	80	82
[4]	TransDigm Inc.	7.125%	12/1/31	200	206
[4]	TransDigm Inc.	6.625%	3/1/32	77	78
[4]	Transocean Inc.	11.500%	1/30/27	50	52
[4]	Transocean Inc.	8.750%	2/15/30	482	502
[4]	Transocean Titan Financing Ltd.	8.375%	2/1/28	75	78
[4]	Triumph Group Inc.	9.000%	3/15/28	172	181
[3]	Truist Financial Corp.	6.047%	6/8/27	80	81
[3]	Truist Financial Corp.	7.161%	10/30/29	60	64
[3]	Truist Financial Corp.	6.123%	10/28/33	15	15
[4]	UKG Inc.	6.875%	2/1/31	165	168
16

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	United Airlines Inc.	4.375%	4/15/26	140	135
[4]	United Airlines Inc.	4.625%	4/15/29	18	17
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	162	161
[4]	United Natural Foods Inc.	6.750%	10/15/28	325	270
[4]	United Wholesale Mortgage LLC	5.500%	11/15/25	340	337
[4]	United Wholesale Mortgage LLC	5.500%	4/15/29	50	47
	UnitedHealth Group Inc.	5.350%	2/15/33	20	21
[4]	Univision Communications Inc.	8.000%	8/15/28	400	408
[4]	Univision Communications Inc.	7.375%	6/30/30	195	193
[3]	US Bancorp	4.548%	7/22/28	80	78
	US Bancorp	5.775%	6/12/29	330	336
	US Bancorp	5.384%	1/23/30	110	110
	US Bancorp	4.839%	2/1/34	250	237
	US Bancorp	5.836%	6/12/34	100	102
	US Bancorp	5.678%	1/23/35	110	111
[4]	US Foods Inc.	6.875%	9/15/28	15	15
[4]	US Foods Inc.	4.750%	2/15/29	305	289
[4]	US Foods Inc.	7.250%	1/15/32	30	31
[4]	USI Inc.	7.500%	1/15/32	135	135
[4]	Vail Resorts Inc.	6.250%	5/15/25	70	70
[4]	Valaris Ltd.	8.375%	4/30/30	505	520
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	250	225
[4]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	5	5
[4]	Venture Global LNG Inc.	8.125%	6/1/28	95	97
[4]	Venture Global LNG Inc.	9.500%	2/1/29	550	593
[4]	Venture Global LNG Inc.	8.375%	6/1/31	145	150
[4]	Venture Global LNG Inc.	9.875%	2/1/32	180	194
[4]	Veralto Corp.	5.500%	9/18/26	230	231
	Verizon Communications Inc.	1.680%	10/30/30	50	41
[4]	Viper Energy Inc.	7.375%	11/1/31	85	88
[3]	Virginia Electric & Power Co.	2.875%	7/15/29	90	82
	Virginia Electric & Power Co.	5.000%	1/15/34	200	197
[4]	Vistra Operations Co. LLC	5.125%	5/13/25	10	10
[4]	Vistra Operations Co. LLC	5.625%	2/15/27	75	74
[4]	Vistra Operations Co. LLC	5.000%	7/31/27	80	78
[4]	Vistra Operations Co. LLC	4.375%	5/1/29	350	324
[4]	Vistra Operations Co. LLC	7.750%	10/15/31	180	188
[4]	Vital Energy Inc.	7.750%	7/31/29	275	277
	VMware LLC	1.800%	8/15/28	30	26
	VMware LLC	4.700%	5/15/30	161	157
	VMware LLC	2.200%	8/15/31	60	49
	Warnermedia Holdings Inc.	3.755%	3/15/27	16	15
	Warnermedia Holdings Inc.	4.054%	3/15/29	205	192
	Warnermedia Holdings Inc.	4.279%	3/15/32	50	45
[3]	Wells Fargo & Co.	4.100%	6/3/26	100	97
[3]	Wells Fargo & Co.	2.393%	6/2/28	125	114
[3]	Wells Fargo & Co.	5.574%	7/25/29	110	111
[3]	Wells Fargo & Co.	4.897%	7/25/33	75	72
	Wells Fargo & Co.	5.389%	4/24/34	125	124
[3]	Wells Fargo & Co.	5.557%	7/25/34	70	70
	Wells Fargo & Co.	6.491%	10/23/34	100	107
[3]	Wells Fargo Bank NA	5.450%	8/7/26	100	101
[4]	WESCO Distribution Inc.	7.125%	6/15/25	320	320
[4]	WESCO Distribution Inc.	6.375%	3/15/29	200	202
[4]	WESCO Distribution Inc.	6.625%	3/15/32	160	163
17

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Williams Cos. Inc.	4.900%	3/15/29	625	621
[4]	Williams Scotsman Inc.	7.375%	10/1/31	30	31
[4]	WMG Acquisition Corp.	3.750%	12/1/29	370	331
[4]	WR Grace Holdings LLC	5.625%	8/15/29	265	237
[4]	WR Grace Holdings LLC	7.375%	3/1/31	325	330
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	300	279
[4]	Xerox Holdings Corp.	8.875%	11/30/29	55	56
					91,954
Zambia (0.2%)
[4]	First Quantum Minerals Ltd.	9.375%	3/1/29	305	316
Total Corporate Bonds (Cost $110,414)					111,693
Floating Rate Loan Interests (2.2%)
United States (2.2%)
[6]	AAdvantage Loyalty IP Ltd. Initial Term Loan, TSFR3M + 4.750%	10.329%	4/20/28	467	485
[6]	Asurion LLC B-11 Term Loan, TSFR1M + 4.250%	9.677%	8/19/28	199	192
[6]	Bausch + Lomb Corp. Initial Term Loan, TSFR1M + 3.250%	8.677%	5/10/27	85	84
[6]	Bausch Health Cos. Inc. Second Amendment Term Loan, TSFR1M + 5.250%	10.679%	2/1/27	50	39
[6]	Boost Newco Borrower LLC Initial Term Loan, TSFR3M + 3.000%	8.309%	1/31/31	10	10
[6]	Chemours Co. Tranche B-3 Term Loan, TSFR1M + 3.500%	8.830%	8/18/28	165	164
[6]	Cloud Software Group Inc. First Lien Dollar Term Loan B, TSFR3M + 4.500%	9.909%	3/30/29	337	335
[6,7]	Cotiviti Holdings Inc. Term Loan, TSFR1M + 3.250%	—%	2/24/31	50	50
[6]	DaVita Inc. Tranche B-1 Term Loan, TSFR1M + 1.750%	7.192%	8/12/26	44	44
[6]	First Student Bidco Inc. Incremental Term Loan B, TSFR3M + 4.000%	9.402%	7/21/28	36	36
[6]	First Student Bidco Inc. Initial Term Loan B, TSFR3M + 3.000%	8.610%	7/21/28	399	398
[6]	First Student Bidco Inc. Initial Term Loan C, TSFR3M + 3.000%	8.610%	7/21/28	122	122
[6]	Hub International Ltd. Incremental Term Loan, TSFR3M + 3.250%	8.574%	6/20/30	70	70
[6]	McAfee Corp. Tranche B-1 Term Loan, TSFR1M + 3.750%	9.176%	3/1/29	187	187
[6]	Medline Borrower LP Initial Dollar Term Loan, TSFR1M + 3.000%	8.441%	10/23/28	65	65
[6]	Mileage Plus Holdings LLC Initial Term Loan, TSFR3M + 5.250%	10.733%	6/21/27	210	216
[6]	MIWD Holdco II LLC Term Loan, TSFR1M + 3.500%	8.816%	3/20/31	20	20
[6]	NCR Atleos LLC Term Loan B, TSFR3M + 4.750%	10.163%	3/27/29	85	85
[6]	SBA Senior Finance II LLC Initial Term Loan, TSFR1M + 2.000%	7.340%	1/25/31	171	171
[6]	SkyMiles IP Ltd. Initial Term Loan, TSFR3M + 3.750%	9.068%	10/20/27	56	58
[6]	SS&C Technologies Holdings Inc. Term Loan B-6, TSFR1M + 2.250%	7.680%	3/22/29	15	16
[6]	SS&C Technologies Holdings Inc. Term Loan B-7, TSFR1M + 2.250%	7.680%	3/22/29	30	30
[6]	Star Parent Inc. Term Loan, TSFR3M + 4.000%	9.309%	9/27/30	235	233
18

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Truist Insurance Holdings LLC Second Lien Term Loan, TSFR1M + 4.750%	10.074%	3/8/32	70	70
[6]	United AirLines Inc. Term Loan B, TSFR3M + 2.750%	8.076%	2/22/31	30	30
[6]	Wyndham Hotels & Resorts Inc. Term Loan B, TSFR1M + 2.250%	7.677%	5/24/30	88	88
Total Floating Rate Loan Interests (Cost $3,250)					3,298
Sovereign Bonds (17.7%)
Angola (0.1%)
[3]	Republic of Angola	8.750%	4/14/32	200	184
Argentina (0.3%)
[3]	Argentine Republic	3.625%	7/9/35	625	259
[3]	Argentine Republic	4.250%	1/9/38	580	269
					528
Azerbaijan (0.1%)
[3,8]	Southern Gas Corridor CJSC	6.875%	3/24/26	200	202
Bahrain (0.3%)
[3,4]	Kingdom of Bahrain	7.500%	2/12/36	450	461
Brazil (1.0%)
	Federative Republic of Brazil	6.125%	3/15/34	1,600	1,584
Bulgaria (0.2%)
[9]	Republic of Bulgaria	4.375%	5/13/31	250	285
Chile (0.5%)
[3,4]	Corp. Nacional del Cobre de Chile	5.950%	1/8/34	540	540
[3]	Empresa Nacional del Petroleo	5.250%	11/6/29	200	195
					735
Colombia (1.3%)
	Ecopetrol SA	8.625%	1/19/29	983	1,041
[3]	Republic of Colombia	4.500%	3/15/29	200	184
[3]	Republic of Colombia	3.000%	1/30/30	848	702
					1,927
Costa Rica (0.2%)
[3,4]	Republic of Costa Rica	7.300%	11/13/54	300	318
Dominican Republic (0.6%)
[3]	Dominican Republic	6.000%	7/19/28	900	895
Ecuador (0.2%)
[3]	Republic of Ecuador	6.000%	7/31/30	560	381
Egypt (0.4%)
[3]	Arab Republic of Egypt	8.500%	1/31/47	200	159
[3]	Arab Republic of Egypt	8.700%	3/1/49	450	365
[3]	Arab Republic of Egypt	8.750%	9/30/51	200	162
					686
El Salvador (0.0%)
[3]	Republic of El Salvador	8.625%	2/28/29	85	74
Germany (0.1%)
[9]	Federal Republic of Germany	1.250%	8/15/48	97	82
Ghana (0.1%)
[3,10]	Republic of Ghana	8.950%	3/26/51	200	102
19

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Guatemala (0.3%)
[3]	Republic of Guatemala	5.250%	8/10/29	500	484
Hungary (0.1%)
[3,9]	Republic of Hungary	0.125%	9/21/28	200	182
Indonesia (0.1%)
[3]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.875%	7/17/29	200	186
Israel (0.3%)
	State of Israel	5.750%	3/12/54	410	393
Ivory Coast (0.4%)
[3,4]	Ivory Coast Government Bond	8.250%	1/30/37	200	201
[3,9]	Ivory Coast Government Bond	6.625%	3/22/48	400	351
					552
Mexico (2.5%)
	Petroleos Mexicanos	6.875%	8/4/26	200	194
	Petroleos Mexicanos	6.500%	6/2/41	46	31
	Petroleos Mexicanos	5.625%	1/23/46	800	479
	Petroleos Mexicanos	6.750%	9/21/47	759	505
	Petroleos Mexicanos	6.950%	1/28/60	54	36
[3]	United Mexican States	2.659%	5/24/31	938	783
[3]	United Mexican States	6.350%	2/9/35	1,325	1,368
[3]	United Mexican States	4.400%	2/12/52	550	421
					3,817
Morocco (0.5%)
[3]	Kingdom of Morocco	6.500%	9/8/33	540	558
[3]	Kingdom of Morocco	4.000%	12/15/50	290	198
					756
Nigeria (0.2%)
[3]	Federal Republic of Nigeria	7.375%	9/28/33	200	171
[3]	Federal Republic of Nigeria	7.625%	11/28/47	200	156
					327
Oman (1.0%)
[3]	Oman Government Bond	4.750%	6/15/26	1,000	983
[3]	Oman Government Bond	6.500%	3/8/47	200	202
[3]	Oman Government Bond	6.750%	1/17/48	300	306
					1,491
Panama (0.4%)
[3]	Republic of Panama	3.870%	7/23/60	400	230
[3]	Republic of Panama	4.500%	1/19/63	600	383
					613
Paraguay (0.7%)
[3]	Paraguay Government Bond	4.700%	3/27/27	400	389
[3]	Paraguay Government Bond	2.739%	1/29/33	200	162
[3]	Paraguay Government Bond	3.849%	6/28/33	600	524
					1,075
Peru (0.5%)
[3]	Petroleos del Peru SA	5.625%	6/19/47	350	233
[3]	Republic of Peru	2.783%	1/23/31	545	468
					701
Philippines (0.3%)
	Republic of the Philippines	2.457%	5/5/30	500	433
20

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Romania (0.8%)
[3,9]	Republic of Romania	6.625%	9/27/29	200	233
[3,9]	Republic of Romania	1.750%	7/13/30	700	620
[4,9]	Republic of Romania	5.375%	3/22/31	380	412
					1,265
Saudi Arabia (2.2%)
[3]	Kingdom of Saudi Arabia	5.000%	1/18/53	200	179
[3,4]	Kingdom of Saudi Arabia	5.750%	1/16/54	3,000	2,967
[3]	Saudi Arabian Oil Co.	3.500%	4/16/29	220	206
					3,352
Senegal (0.2%)
[3]	Republic of Senegal	6.250%	5/23/33	235	200
[3]	Republic of Senegal	6.750%	3/13/48	250	186
					386
South Africa (0.6%)
	Republic of South Africa	4.850%	9/30/29	1,000	897
Turkey (0.8%)
	Republic of Turkiye	9.375%	3/14/29	200	218
	Republic of Turkiye	7.625%	5/15/34	900	903
	Republic of Turkiye	4.875%	4/16/43	200	140
					1,261
Ukraine (0.1%)
[3,10]	Ukraine Government Bond	7.750%	9/1/26	350	125
[3,10]	Ukraine Government Bond	7.375%	9/25/34	300	88
					213
Uzbekistan (0.3%)
[3]	Republic of Uzbekistan International Bond	7.850%	10/12/28	200	209
[3]	Republic of Uzbekistan International Bond	5.375%	2/20/29	227	214
					423
Total Sovereign Bonds (Cost $26,920)					27,251
21

Multi-Sector Income Bond Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[11]	Vanguard Market Liquidity Fund (Cost $1,246)	5.407%	12,467	1,246
Total Investments (100.9%) (Cost $153,760)				155,363
Other Assets and Liabilities—Net (-0.9%)				(1,334)
Net Assets (100%)				154,029
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $107,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $173,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate value was $62,947,000, representing 40.9% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2024.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Represents an unsettled loan as of March 31, 2024. The coupon rate is not known until the settlement date.
8	Guaranteed by the Republic of Azerbaijan.
9	Face amount denominated in euro.
10	Non-income-producing security—security in default.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2024	28	5,726	(8)
10-Year U.S. Treasury Note	June 2024	42	4,653	(2)
Long U.S. Treasury Bond	June 2024	1	120	—
				(10)

Short Futures Contracts
5-Year U.S. Treasury Note	June 2024	(66)	(7,063)	—
Euro-Bobl	June 2024	(6)	(765)	(4)
Euro-Bund	June 2024	(5)	(719)	(6)
22

Multi-Sector Income Bond Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Euro-Buxl	June 2024	(2)	(293)	(5)
Ultra 10-Year U.S. Treasury Note	June 2024	(11)	(1,261)	2
Ultra Long U.S. Treasury Bond	June 2024	(8)	(1,032)	5
				(8)
				(18)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	4/26/24	EUR	107	USD	117	—	(1)
UBS AG	4/26/24	EUR	33	USD	36	—	—
Citibank, N.A.	4/26/24	EUR	16	USD	17	—	—
UBS AG	4/26/24	MXN	283	USD	17	—	—
JPMorgan Chase Bank, N.A.	4/26/24	USD	2,358	EUR	2,156	29	—
						29	(1)
EUR—euro.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S41-V2	12/20/28	USD	1,417	5.000	104	93
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.
23

Multi-Sector Income Bond Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $152,514)	154,117
Affiliated Issuers (Cost $1,246)	1,246
Total Investments in Securities	155,363
Investment in Vanguard	4
Cash	261
Foreign Currency, at Value (Cost $6)	6
Receivables for Investment Securities Sold	1,057
Receivables for Accrued Income	2,096
Receivables for Capital Shares Issued	520
Unrealized Appreciation—Forward Currency Contracts	29
Total Assets	159,336
Liabilities
Payables for Investment Securities Purchased	4,904
Payables for Capital Shares Redeemed	165
Payables for Distributions	211
Payables to Vanguard	21
Variation Margin Payable—Futures Contracts	5
Variation Margin Payable—Centrally Cleared Swap Contracts	—
Unrealized Depreciation—Forward Currency Contracts	1
Total Liabilities	5,307
Net Assets	154,029
At March 31, 2024, net assets consisted of:

Paid-in Capital	154,684
Total Distributable Earnings (Loss)	(655)
Net Assets	154,029

Investor Shares—Net Assets
Applicable to 2,152,904 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,246
Net Asset Value Per Share—Investor Shares	$8.94

Admiral Shares—Net Assets
Applicable to 7,538,621 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	134,783
Net Asset Value Per Share—Admiral Shares	$17.88
See accompanying Notes, which are an integral part of the Financial Statements.
24

Multi-Sector Income Bond Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Interest[1]	4,034
Total Income	4,034
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative—Investor Shares	33
Management and Administrative—Admiral Shares	138
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—Admiral Shares	3
Custodian Fees	10
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Admiral Shares	5
Trustees’ Fees and Expenses	—
Professional Services	7
Other Expenses	6
Total Expenses	209
Expense Reduction—Note B	(9)
Net Expenses	200
Net Investment Income	3,834
Realized Net Gain (Loss)
Investment Securities Sold[1]	(228)
Futures Contracts	183
Swap Contracts	118
Forward Currency Contracts	(14)
Foreign Currencies	(6)
Realized Net Gain (Loss)	53
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	5,718
Futures Contracts	39
Swap Contracts	89
Forward Currency Contracts	20
Foreign Currencies	—
Change in Unrealized Appreciation (Depreciation)	5,866
Net Increase (Decrease) in Net Assets Resulting from Operations	9,753
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $67,000, ($1,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
25

Multi-Sector Income Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,834	3,886
Realized Net Gain (Loss)	53	(1,240)
Change in Unrealized Appreciation (Depreciation)	5,866	(942)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,753	1,704
Distributions
Investor Shares	(506)	(515)
Admiral Shares	(3,402)	(3,406)
Total Distributions	(3,908)	(3,921)
Capital Share Transactions
Investor Shares	3,452	14,626
Admiral Shares	45,592	65,203
Net Increase (Decrease) from Capital Share Transactions	49,044	79,829
Total Increase (Decrease)	54,889	77,612
Net Assets
Beginning of Period	99,140	21,528
End of Period	154,029	99,140
See accompanying Notes, which are an integral part of the Financial Statements.
26

Multi-Sector Income Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30, 2023	October 12, 2021[1] to September 30, 2022
Net Asset Value, Beginning of Period	$8.51	$8.32	$10.00
Investment Operations
Net Investment Income[2]	.262	.490	.296
Net Realized and Unrealized Gain (Loss) on Investments	.430	.157	(1.665)
Total from Investment Operations	.692	.647	(1.369)
Distributions
Dividends from Net Investment Income	(.262)	(.457)	(.294)
Distributions from Realized Capital Gains	—	—	(.017)
Total Distributions	(.262)	(.457)	(.311)
Net Asset Value, End of Period	$8.94	$8.51	$8.32
Total Return[3]	8.23%	7.80%	-13.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19	$15	$1
Ratio of Total Expenses to Average Net Assets[4]	0.40%	0.40%	0.40%[5]
Ratio of Net Investment Income to Average Net Assets	5.97%	5.62%	3.30%[5]
Portfolio Turnover Rate	35%	94%	118%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain expenses for the Investor Shares. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.49% for 2024. For the year ended September 30, 2023 and the period ended September 30, 2022, there were no expense reductions.
5	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
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Multi-Sector Income Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30, 2023	October 12, 2021[1] to September 30, 2022
Net Asset Value, Beginning of Period	$17.02	$16.63	$20.00
Investment Operations
Net Investment Income[2]	.533	.979	.611
Net Realized and Unrealized Gain (Loss) on Investments	.859	.342	(3.341)
Total from Investment Operations	1.392	1.321	(2.730)
Distributions
Dividends from Net Investment Income	(.532)	(.931)	(.606)
Distributions from Realized Capital Gains	—	—	(.034)
Total Distributions	(.532)	(.931)	(.640)
Net Asset Value, End of Period	$17.88	$17.02	$16.63
Total Return[3]	8.28%	7.97%	-13.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$135	$84	$21
Ratio of Total Expenses to Average Net Assets	0.30%	0.30%	0.30%[4]
Ratio of Net Investment Income to Average Net Assets	6.06%	5.62%	3.40%[4]
Portfolio Turnover Rate	35%	94%	118%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
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Multi-Sector Income Bond Fund
Notes to Financial Statements
Vanguard Multi-Sector Income Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated
29

Multi-Sector Income Bond Fund
clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2024, the fund’s average investments in long and short futures contracts represented 6% and 6% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
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Multi-Sector Income Bond Fund
During the six months ended March 31, 2024, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral
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Multi-Sector Income Bond Fund
received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2024, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 3% and 0% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
32

Multi-Sector Income Bond Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2024, the fund had contributed to Vanguard capital in the amount of $4,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain expenses for the fund's Investor Shares. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. For the six months ended March 31, 2024, Investor Shares expenses were reduced by $9,000 (an annual effective rate of 0.09% of the Investor Shares average net assets).
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Multi-Sector Income Bond Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	11,875	—	11,875
Corporate Bonds	—	111,693	—	111,693
Floating Rate Loan Interests	—	3,298	—	3,298
Sovereign Bonds	—	27,251	—	27,251
Temporary Cash Investments	1,246	—	—	1,246
Total	1,246	154,117	—	155,363

Derivative Financial Instruments
Assets
Futures Contracts[1]	7	—	—	7
Forward Currency Contracts	—	29	—	29
Swap Contracts	93[1]	—	—	93
Total	100	29	—	129
Liabilities
Futures Contracts[1]	25	—	—	25
Forward Currency Contracts	—	1	—	1
Total	25	1	—	26
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Multi-Sector Income Bond Fund
D.  At March 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	7	—	—	7
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	93	93
Unrealized Appreciation—Forward Currency Contracts	—	29	—	29
Total Assets	7	29	93	129

Unrealized Depreciation—Futures Contracts[1]	25	—	—	25
Unrealized Depreciation—Forward Currency Contracts	—	1	—	1
Total Liabilities	25	1	—	26
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	183	—	—	183
Swap Contracts	—	—	118	118
Forward Currency Contracts	—	(14)	—	(14)
Realized Net Gain (Loss) on Derivatives	183	(14)	118	287

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	39	—	—	39
Swap Contracts	—	—	89	89
Forward Currency Contracts	—	20	—	20
Change in Unrealized Appreciation (Depreciation) on Derivatives	39	20	89	148
E.  As of March 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	153,818
Gross Unrealized Appreciation	3,255
Gross Unrealized Depreciation	(1,607)
Net Unrealized Appreciation (Depreciation)	1,648
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Multi-Sector Income Bond Fund
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2023, the fund had available capital losses totaling $2,542,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended March 31, 2024, the fund purchased $79,671,000 of investment securities and sold $33,914,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $14,104,000 and $9,861,000, respectively.
G.  Capital share transactions for each class of shares were:
	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	11,037	1,255	24,212	2,758
Issued in Lieu of Cash Distributions	366	42	384	44
Redeemed	(7,951)	(911)	(9,970)	(1,138)
Net Increase (Decrease)—Investor Shares	3,452	386	14,626	1,664
Admiral Shares
Issued	62,850	3,578	105,064	5,981
Issued in Lieu of Cash Distributions	2,480	141	2,796	161
Redeemed	(19,738)	(1,120)	(42,657)	(2,444)
Net Increase (Decrease)—Admiral Shares	45,592	2,599	65,203	3,698
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can,
36

Multi-Sector Income Bond Fund
therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.
37

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Multi-Sector Income Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The board also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2021; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception in 2021, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
38

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
39

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Multi-Sector Income Bond Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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All rights reserved.
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Q41812 052024

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD Malvern FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD Malvern FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 20, 2024

VANGUARD Malvern FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 20, 2024

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on January 11, 2024 (see File Number 33-34494); a Power of Attorney  filed on July 21, 2023 (see File Number 33-53683), Incorporated by Reference; and a Power of Attorney  filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.